UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07822

AMERICAN CENTURY INVESTMENT TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2014

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2014

Core Plus - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 37.1%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20		200,000	215,047
Lockheed Martin Corp., 7.65%, 5/1/16		50,000	54,479
United Technologies Corp., 6.05%, 6/1/36		95,000	125,771
United Technologies Corp., 5.70%, 4/15/40		60,000	75,561
			470,858
Automobiles — 0.4%
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		80,000	82,010
Ford Motor Co., 4.75%, 1/15/43		50,000	52,965
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		100,000	123,998
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		270,000	313,036
			572,009
Banks — 4.7%
Bank of America Corp., 6.50%, 8/1/16		60,000	64,679
Bank of America Corp., 5.75%, 12/1/17		230,000	254,317
Bank of America Corp., 5.625%, 7/1/20		350,000	398,983
Bank of America N.A., 5.30%, 3/15/17		300,000	322,436
Bank of America N.A., 6.00%, 10/15/36		250,000	314,175
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	200,000	340,798
BB&T Corp., MTN, 3.20%, 3/15/16		$55,000	56,291
Capital One Financial Corp., 1.00%, 11/6/15		100,000	99,938
Citigroup, Inc., 5.50%, 2/15/17		170,000	182,849
Citigroup, Inc., 1.75%, 5/1/18		350,000	346,212
Citigroup, Inc., 4.05%, 7/30/22		80,000	82,907
Citigroup, Inc., 3.75%, 6/16/24		100,000	102,408
Citigroup, Inc., 6.00%, 10/31/33		100,000	118,354
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		250,000	255,085
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	100,000	135,646
Corpbanca SA, 3.875%, 9/22/19(1)		$300,000	301,393
Fifth Third Bancorp, 4.30%, 1/16/24		80,000	84,008
HBOS plc, MTN, 6.75%, 5/21/18(1)		100,000	111,700
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	100,000	187,806
HSBC Holdings plc, 4.00%, 3/30/22		$60,000	63,958
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	200,000	289,825
ING Bank NV, 2.00%, 9/25/15(1)		$200,000	201,596
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	130,665
JPMorgan Chase & Co., 6.00%, 1/15/18		$210,000	235,055
JPMorgan Chase & Co., 4.625%, 5/10/21		230,000	253,488
PNC Funding Corp., 4.375%, 8/11/20		50,000	54,634
Regions Bank, 7.50%, 5/15/18		250,000	290,663
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		150,000	163,519
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	300,000	383,371
SunTrust Banks, Inc., 3.60%, 4/15/16		$33,000	34,053

U.S. Bancorp, 3.44%, 2/1/16		90,000	92,188
U.S. Bancorp, MTN, 2.95%, 7/15/22		70,000	69,120
Wells Fargo & Co., 5.625%, 12/11/17		100,000	111,285
Wells Fargo & Co., MTN, 4.60%, 4/1/21		130,000	144,844
Wells Fargo & Co., MTN, 4.65%, 11/4/44		50,000	51,804
			6,330,053
Beverages — 0.1%
Pernod-Ricard SA, 2.95%, 1/15/17(1)		190,000	194,504
Biotechnology — 0.4%
Amgen, Inc., 5.85%, 6/1/17		90,000	99,197
Amgen, Inc., 4.10%, 6/15/21		120,000	128,963
Amgen, Inc., 5.375%, 5/15/43		120,000	139,946
Celgene Corp., 3.25%, 8/15/22		100,000	100,812
Gilead Sciences, Inc., 4.40%, 12/1/21		100,000	110,425
			579,343
Capital Markets — 0.5%
Ameriprise Financial, Inc., 5.30%, 3/15/20		100,000	113,290
Ameriprise Financial, Inc., 4.00%, 10/15/23		100,000	106,123
Jefferies Group, Inc., 5.125%, 4/13/18		80,000	84,496
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	200,000	402,429
			706,338
Chemicals — 0.7%
Ashland, Inc., 3.00%, 3/15/16		$280,000	282,800
Ecolab, Inc., 4.35%, 12/8/21		170,000	185,509
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		275,000	245,437
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	218,364
Mosaic Co. (The), 4.25%, 11/15/23		80,000	84,572
			1,016,682
Commercial Services and Supplies — 0.5%
Covanta Holding Corp., 5.875%, 3/1/24		250,000	255,625
Pitney Bowes, Inc., 4.625%, 3/15/24		100,000	102,548
Republic Services, Inc., 3.55%, 6/1/22		190,000	195,374
Waste Management, Inc., 4.75%, 6/30/20		70,000	76,821
			630,368
Communications Equipment — 0.5%
Apple, Inc., 2.85%, 5/6/21		90,000	92,146
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		190,000	191,835
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		160,000	159,209
Crown Castle International Corp., 5.25%, 1/15/23		200,000	205,000
			648,190
Construction Materials — 0.3%
Covanta Holding Corp., 7.25%, 12/1/20		200,000	213,500
Owens Corning, 4.20%, 12/15/22		140,000	142,315
			355,815
Consumer Finance — 0.7%
CIT Group, Inc., 5.00%, 5/15/17		300,000	312,000
Equifax, Inc., 3.30%, 12/15/22		170,000	168,370
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		260,000	264,550
PNC Bank N.A., 6.00%, 12/7/17		200,000	223,460
			968,380

Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20		150,000	156,750
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		163,000	158,925
Rock-Tenn Co., 3.50%, 3/1/20		100,000	101,598
			417,273
Diversified Consumer Services — 0.2%
Catholic Health Initiatives, 1.60%, 11/1/17		50,000	49,834
Catholic Health Initiatives, 2.95%, 11/1/22		100,000	98,152
Johns Hopkins University, 4.08%, 7/1/53		55,000	57,783
			205,769
Diversified Financial Services — 2.8%
Ally Financial, Inc., 8.30%, 2/12/15		270,000	271,687
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	100,000	158,810
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	200,000	399,517
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$200,000	193,436
General Electric Capital Corp., MTN, 5.625%, 9/15/17		50,000	55,528
General Electric Capital Corp., MTN, 4.65%, 10/17/21		250,000	282,197
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		310,000	318,183
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		230,000	266,297
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		100,000	103,934
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		160,000	201,566
Morgan Stanley, 5.00%, 11/24/25		260,000	277,801
Morgan Stanley, MTN, 5.625%, 9/23/19		460,000	519,789
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	200,000	302,038
UBS AG, 7.625%, 8/17/22		$400,000	471,641
			3,822,424
Diversified Telecommunication Services — 1.9%
AT&T, Inc., 3.875%, 8/15/21		180,000	188,610
AT&T, Inc., 2.625%, 12/1/22		70,000	66,788
AT&T, Inc., 6.55%, 2/15/39		70,000	86,567
AT&T, Inc., 4.30%, 12/15/42		60,000	57,269
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		100,000	108,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		110,000	111,803
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		200,000	232,283
Orange SA, 4.125%, 9/14/21		100,000	107,285
Telecom Italia Capital SA, 7.00%, 6/4/18		30,000	33,450
Telecom Italia Capital SA, 6.00%, 9/30/34		70,000	70,350
Telefonica Emisiones SAU, 5.46%, 2/16/21		100,000	111,645
Verizon Communications, Inc., 5.15%, 9/15/23		240,000	265,203
Verizon Communications, Inc., 5.05%, 3/15/34		350,000	374,052
Verizon Communications, Inc., 4.75%, 11/1/41		60,000	61,745
Verizon Communications, Inc., 6.55%, 9/15/43		79,000	101,359
Verizon Communications, Inc., 4.86%, 8/21/46(1)		150,000	154,461
Verizon Communications, Inc., 5.01%, 8/21/54(1)		77,000	80,010
Windstream Corp., 7.875%, 11/1/17		275,000	298,719
			2,510,099
Electric Utilities†
AES Corp. (The), 8.00%, 10/15/17		2,000	2,250

Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	50,000	48,250
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	170,000	182,963
Energy Equipment and Services — 0.2%
Ensco plc, 4.70%, 3/15/21	130,000	130,763
Transocean, Inc., 5.05%, 12/15/16	50,000	50,277
Transocean, Inc., 6.375%, 12/15/21	60,000	55,422
		236,462
Food and Staples Retailing — 0.3%
Delhaize Group SA, 4.125%, 4/10/19	100,000	105,118
Dollar General Corp., 4.125%, 7/15/17	100,000	103,200
Kroger Co. (The), 6.40%, 8/15/17	100,000	111,849
Wal-Mart Stores, Inc., 4.30%, 4/22/44	50,000	54,810
		374,977
Food Products — 0.3%
Kraft Foods Group, Inc., 5.00%, 6/4/42	110,000	121,558
Mondelez International, Inc., 6.50%, 2/9/40	63,000	84,257
Tyson Foods, Inc., 6.60%, 4/1/16	100,000	106,653
Tyson Foods, Inc., 4.50%, 6/15/22	70,000	75,905
		388,373
Gas Utilities — 2.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	300,000	314,250
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	200,000	204,678
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	160,000	181,128
Enbridge Energy Partners LP, 6.50%, 4/15/18	60,000	68,009
Enbridge Energy Partners LP, 5.20%, 3/15/20	70,000	76,361
Enbridge, Inc., 4.50%, 6/10/44	60,000	51,999
Energy Transfer Equity LP, 7.50%, 10/15/20	180,000	200,700
Energy Transfer Partners LP, 3.60%, 2/1/23	40,000	38,774
Energy Transfer Partners LP, 6.50%, 2/1/42	140,000	161,467
Enterprise Products Operating LLC, 4.85%, 3/15/44	150,000	157,023
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	100,000	109,763
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	60,000	64,690
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	100,000	99,319
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	130,000	145,142
Kinder Morgan, Inc., 7.25%, 6/1/18	120,000	136,081
Magellan Midstream Partners LP, 6.55%, 7/15/19	170,000	198,844
Magellan Midstream Partners LP, 5.15%, 10/15/43	30,000	31,924
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	200,000	209,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.50%, 8/15/21	100,000	103,500
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	160,000	161,116
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	230,000	220,946
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	120,000	109,800
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	100,000	99,500
Williams Cos., Inc. (The), 3.70%, 1/15/23	40,000	35,984
Williams Cos., Inc. (The), 5.75%, 6/24/44	50,000	43,635
Williams Partners LP, 4.125%, 11/15/20	280,000	287,231
		3,510,864

Health Care Equipment and Supplies — 0.3%
Biomet, Inc., 6.50%, 8/1/20		100,000	107,250
Mallinckrodt International Finance SA, 3.50%, 4/15/18		250,000	242,813
			350,063
Health Care Providers and Services — 1.3%
Aetna, Inc., 2.75%, 11/15/22		60,000	58,303
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		302,000	313,325
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22		280,000	297,850
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		200,000	204,375
Express Scripts Holding Co., 2.65%, 2/15/17		100,000	102,307
Express Scripts Holding Co., 7.25%, 6/15/19		100,000	120,183
HCA, Inc., 3.75%, 3/15/19		160,000	160,600
HCA, Inc., 7.69%, 6/15/25		50,000	56,500
NYU Hospitals Center, 4.43%, 7/1/42		100,000	101,718
Tenet Healthcare Corp., 6.25%, 11/1/18		280,000	304,850
UnitedHealth Group, Inc., 4.25%, 3/15/43		100,000	105,270
			1,825,281
Hotels, Restaurants and Leisure — 0.2%
Pinnacle Entertainment, Inc., 8.75%, 5/15/20		50,000	52,875
Wyndham Worldwide Corp., 2.95%, 3/1/17		150,000	153,270
			206,145
Household Durables — 1.0%
D.R. Horton, Inc., 3.625%, 2/15/18		280,000	284,550
Lennar Corp., 4.75%, 12/15/17		300,000	309,000
MDC Holdings, Inc., 5.50%, 1/15/24		200,000	194,500
Toll Brothers Finance Corp., 4.00%, 12/31/18		250,000	251,250
Toll Brothers Finance Corp., 6.75%, 11/1/19		90,000	101,250
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)		200,000	200,750
			1,341,300
Household Products — 0.3%
Jarden Corp., 6.125%, 11/15/22		150,000	157,125
Spectrum Brands, Inc., 6.75%, 3/15/20		250,000	261,875
			419,000
Industrial Conglomerates — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)		265,000	290,175
General Electric Co., 4.125%, 10/9/42		100,000	103,953
			394,128
Insurance — 1.6%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	144,532
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$120,000	126,675
American International Group, Inc., VRN, 8.18%, 5/15/38		60,000	81,600
Berkshire Hathaway, Inc., 4.50%, 2/11/43		40,000	43,925
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		110,000	118,074
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		60,000	74,238
International Lease Finance Corp., 8.75%, 3/15/17		50,000	55,500
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		110,000	119,189
Lincoln National Corp., 6.25%, 2/15/20		160,000	185,854
Markel Corp., 4.90%, 7/1/22		212,000	233,172
Markel Corp., 3.625%, 3/30/23		50,000	50,375

MetLife, Inc., 1.76%, 12/15/17	110,000	110,450
MetLife, Inc., 4.125%, 8/13/42	110,000	110,620
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	110,000	124,297
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	45,000	53,670
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	90,000	105,986
Voya Financial, Inc., 5.50%, 7/15/22	150,000	169,707
Voya Financial, Inc., 5.70%, 7/15/43	90,000	108,232
Voya Financial, Inc., VRN, 5.65%, 5/15/23	100,000	99,500
WR Berkley Corp., 4.625%, 3/15/22	100,000	107,397
		2,222,993
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21	90,000	94,050
IT Services — 0.2%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	140,000	148,632
Xerox Corp., 2.95%, 3/15/17	90,000	92,530
		241,162
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	50,000	51,709
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	63,395
		115,104
Machinery — 0.2%
Oshkosh Corp., 5.375%, 3/1/22	250,000	256,250
Media — 2.0%
21st Century Fox America, Inc., 6.90%, 8/15/39	220,000	299,265
CBS Corp., 4.85%, 7/1/42	90,000	91,559
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	100,000	100,125
Comcast Corp., 6.40%, 5/15/38	80,000	107,181
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	70,000	73,380
Discovery Communications LLC, 5.625%, 8/15/19	200,000	224,758
DISH DBS Corp., 7.125%, 2/1/16	260,000	273,975
DISH DBS Corp., 4.625%, 7/15/17	110,000	113,987
Embarq Corp., 8.00%, 6/1/36	60,000	67,200
Gannett Co., Inc., 5.125%, 7/15/20	130,000	133,250
NBCUniversal Media LLC, 5.15%, 4/30/20	180,000	204,505
NBCUniversal Media LLC, 4.375%, 4/1/21	170,000	187,223
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	100,000	101,000
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	100,000	102,750
Time Warner Cable, Inc., 5.50%, 9/1/41	40,000	46,650
Time Warner Cable, Inc., 4.50%, 9/15/42	120,000	123,846
Time Warner, Inc., 5.375%, 10/15/41	200,000	226,704
Viacom, Inc., 4.50%, 3/1/21	140,000	150,501
Viacom, Inc., 3.125%, 6/15/22	50,000	48,496
		2,676,355
Metals and Mining — 1.1%
Alcoa, Inc., 5.125%, 10/1/24	100,000	106,177
ArcelorMittal, 5.75%, 8/5/20	75,000	78,094
Barrick Gold Corp., 4.10%, 5/1/23	80,000	77,991
Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	80,892
Barrick North America Finance LLC, 5.75%, 5/1/43	20,000	19,914

BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	50,000	51,718
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	290,000	278,219
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	130,000	137,347
Newmont Mining Corp., 6.25%, 10/1/39	40,000	40,702
Southern Copper Corp., 5.25%, 11/8/42	70,000	62,884
Steel Dynamics, Inc., 7.625%, 3/15/20	100,000	104,750
Teck Resources Ltd., 3.15%, 1/15/17	70,000	71,417
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	181,733
Vale Overseas Ltd., 4.625%, 9/15/20	240,000	244,418
Vale SA, 5.625%, 9/11/42	20,000	18,728
		1,554,984
Multi-Utilities — 2.4%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	120,000	116,085
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	110,000	110,171
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	144,121
Consumers Energy Co., 2.85%, 5/15/22	50,000	50,069
Dominion Resources, Inc., 2.25%, 9/1/15	200,000	202,001
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	137,095
Dominion Resources, Inc., 2.75%, 9/15/22	130,000	126,306
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	100,000	105,750
DPL, Inc., 6.50%, 10/15/16	41,000	43,358
Duke Energy Corp., 3.55%, 9/15/21	80,000	83,642
Duke Energy Florida, Inc., 6.35%, 9/15/37	70,000	97,366
Edison International, 3.75%, 9/15/17	100,000	105,618
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	89,828
FirstEnergy Corp., 2.75%, 3/15/18	90,000	90,772
FirstEnergy Corp., 4.25%, 3/15/23	130,000	134,367
GenOn Energy, Inc., 7.875%, 6/15/17	300,000	300,000
Georgia Power Co., 4.30%, 3/15/42	70,000	73,811
IPALCO Enterprises, Inc., 5.00%, 5/1/18	100,000	106,000
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	80,000	85,652
Nisource Finance Corp., 4.45%, 12/1/21	60,000	64,924
Nisource Finance Corp., 5.65%, 2/1/45	80,000	96,140
NRG Energy, Inc., 7.625%, 1/15/18	270,000	297,000
PacifiCorp, 6.00%, 1/15/39	110,000	145,181
Progress Energy, Inc., 3.15%, 4/1/22	80,000	81,170
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	34,908
Sempra Energy, 6.50%, 6/1/16	88,000	94,553
Sempra Energy, 2.875%, 10/1/22	130,000	128,008
Southern Power Co., 5.15%, 9/15/41	40,000	46,626
Xcel Energy, Inc., 4.80%, 9/15/41	60,000	67,186
		3,257,708
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	38,000	41,262
Oil, Gas and Consumable Fuels — 2.7%
Anadarko Petroleum Corp., 6.45%, 9/15/36	80,000	96,437
Apache Corp., 4.75%, 4/15/43	40,000	37,653
BP Capital Markets plc, 4.50%, 10/1/20	80,000	86,667
California Resources Corp., 5.50%, 9/15/21(1)	200,000	172,000

Chesapeake Energy Corp., 4.875%, 4/15/22	140,000	136,850
Cimarex Energy Co., 4.375%, 6/1/24	150,000	143,625
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	70,000	72,567
ConocoPhillips Holding Co., 6.95%, 4/15/29	110,000	146,900
Devon Energy Corp., 5.60%, 7/15/41	50,000	55,744
Ecopetrol SA, 4.125%, 1/16/25	40,000	38,100
Hess Corp., 6.00%, 1/15/40	40,000	44,327
Marathon Petroleum Corp., 3.50%, 3/1/16	60,000	61,513
Newfield Exploration Co., 6.875%, 2/1/20	120,000	122,400
Noble Energy, Inc., 4.15%, 12/15/21	220,000	224,671
Peabody Energy Corp., 7.375%, 11/1/16	260,000	268,450
Peabody Energy Corp., 6.00%, 11/15/18	67,000	61,137
Peabody Energy Corp., 6.50%, 9/15/20	5,000	4,363
Pemex Project Funding Master Trust, 6.625%, 6/15/35	100,000	116,000
Petro-Canada, 6.80%, 5/15/38	110,000	139,406
Petrobras Global Finance BV, 5.625%, 5/20/43	70,000	57,418
Petrobras International Finance Co. SA, 5.75%, 1/20/20	180,000	174,115
Petrobras International Finance Co. SA, 5.375%, 1/27/21	220,000	204,945
Petroleos Mexicanos, 6.00%, 3/5/20	105,000	118,387
Petroleos Mexicanos, 4.875%, 1/24/22	50,000	52,496
Petroleos Mexicanos, 6.50%, 6/2/41	70,000	80,675
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	82,000
Phillips 66, 4.30%, 4/1/22	60,000	63,440
Seventy Seven Operating LLC, 6.625%, 11/15/19	250,000	191,250
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 3/15/20	150,000	156,375
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	80,000	84,200
Talisman Energy, Inc., 7.75%, 6/1/19	105,000	121,061
Whiting Petroleum Corp., 5.75%, 3/15/21	200,000	186,000
		3,601,172
Paper and Forest Products — 0.4%
Domtar Corp., 4.40%, 4/1/22	190,000	195,304
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	260,000	292,931
International Paper Co., 6.00%, 11/15/41	70,000	82,242
		570,477
Pharmaceuticals — 0.4%
Actavis, Inc., 1.875%, 10/1/17	110,000	109,654
Actavis, Inc., 3.25%, 10/1/22	60,000	58,516
Actavis, Inc., 4.625%, 10/1/42	70,000	68,861
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	87,989
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	200,000	213,254
		538,274
Real Estate Investment Trusts (REITs) — 1.4%
DDR Corp., 4.75%, 4/15/18	240,000	256,562
Digital Realty Trust LP, 4.50%, 7/15/15	70,000	70,672
Essex Portfolio LP, 3.625%, 8/15/22	170,000	172,596
Essex Portfolio LP, 3.375%, 1/15/23	60,000	59,030
Essex Portfolio LP, 3.25%, 5/1/23	50,000	48,474
HCP, Inc., 3.75%, 2/1/16	100,000	102,819
Health Care REIT, Inc., 2.25%, 3/15/18	70,000	70,492

Health Care REIT, Inc., 3.75%, 3/15/23	60,000	60,621
Hospitality Properties Trust, 4.65%, 3/15/24	180,000	184,706
Host Hotels & Resorts LP, 6.00%, 10/1/21	165,000	190,000
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	99,930
Reckson Operating Partnership LP, 6.00%, 3/31/16	100,000	105,465
Senior Housing Properties Trust, 4.75%, 5/1/24	200,000	205,592
SL Green Realty Corp., 7.75%, 3/15/20	115,000	137,532
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	70,000	71,440
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	80,000	87,068
		1,922,999
Road and Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	111,659
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	120,000	125,876
CSX Corp., 4.25%, 6/1/21	150,000	163,134
Norfolk Southern Corp., 5.75%, 4/1/18	110,000	123,537
Norfolk Southern Corp., 3.25%, 12/1/21	130,000	133,267
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	80,000	81,140
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	50,000	50,883
		789,496
Semiconductors and Semiconductor Equipment — 0.3%
KLA-Tencor Corp., 4.65%, 11/1/24	50,000	51,862
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	300,000	303,750
		355,612
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	140,000	147,350
Oracle Corp., 5.75%, 4/15/18	100,000	113,132
		260,482
Specialty Retail — 0.7%
Hertz Corp. (The), 6.75%, 4/15/19	300,000	310,500
Home Depot, Inc. (The), 5.95%, 4/1/41	170,000	222,860
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	100,000	99,750
United Rentals North America, Inc., 5.75%, 7/15/18	290,000	303,775
		936,885
Technology Hardware, Storage and Peripherals — 0.5%
Dell, Inc., 2.30%, 9/10/15	295,000	295,649
Dell, Inc., 3.10%, 4/1/16	155,000	156,162
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	105,379
Seagate HDD Cayman, 4.75%, 6/1/23	170,000	176,876
		734,066
Textiles, Apparel and Luxury Goods — 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	269,000	286,485
L Brands, Inc., 6.90%, 7/15/17	250,000	276,250
PVH Corp., 4.50%, 12/15/22	140,000	138,950
		701,685
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 5.00%, 3/30/20	100,000	110,774
America Movil SAB de CV, 3.125%, 7/16/22	110,000	108,805
Sprint Communications, 6.00%, 12/1/16	285,000	298,652
Vodafone Group plc, 5.625%, 2/27/17	140,000	151,774
		670,005
TOTAL CORPORATE BONDS (Cost $49,165,906)		50,249,182

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 29.2%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 5.0%
FHLMC, VRN, 1.74%, 1/15/15	193,501	197,009
FHLMC, VRN, 1.84%, 1/15/15	410,562	419,848
FHLMC, VRN, 1.97%, 1/15/15	247,372	255,409
FHLMC, VRN, 1.99%, 1/15/15	253,449	260,083
FHLMC, VRN, 2.09%, 1/15/15	683,878	690,692
FHLMC, VRN, 2.35%, 1/15/15	562,051	564,411
FHLMC, VRN, 2.56%, 1/15/15	141,524	150,065
FHLMC, VRN, 2.86%, 1/15/15	315,712	325,605
FHLMC, VRN, 3.24%, 1/15/15	124,869	131,511
FHLMC, VRN, 3.29%, 1/15/15	312,024	328,854
FHLMC, VRN, 3.79%, 1/15/15	388,280	408,963
FHLMC, VRN, 4.06%, 1/15/15	196,013	206,905
FHLMC, VRN, 5.23%, 1/15/15	206,857	216,203
FHLMC, VRN, 5.37%, 1/15/15	94,379	99,881
FHLMC, VRN, 5.77%, 1/15/15	376,340	399,618
FHLMC, VRN, 5.94%, 1/15/15	301,660	323,178
FHLMC, VRN, 6.12%, 1/15/15	164,698	175,580
FNMA, VRN, 1.94%, 1/25/15	181,049	193,427
FNMA, VRN, 2.71%, 1/25/15	519,682	533,733
FNMA, VRN, 3.25%, 1/25/15	102,785	110,468
FNMA, VRN, 3.71%, 1/25/15	308,609	324,492
FNMA, VRN, 3.91%, 1/25/15	242,621	256,390
FNMA, VRN, 5.29%, 1/25/15	215,743	230,401
		6,802,726
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 24.2%
FHLMC, 4.50%, 6/1/21	37,724	40,240
FHLMC, 5.50%, 1/1/38	22,820	25,560
FHLMC, 5.50%, 4/1/38	120,861	135,250
FHLMC, 6.50%, 7/1/47	712	784
FNMA, 3.00%, 1/14/15(3)	1,500,000	1,516,535
FNMA, 4.00%, 1/14/15(3)	3,450,000	3,681,105
FNMA, 4.50%, 1/14/15(3)	500,000	542,704
FNMA, 5.00%, 1/14/15(3)	2,000,000	2,209,723
FNMA, 5.50%, 1/14/15(3)	1,250,000	1,398,341
FNMA, 5.00%, 7/1/20	80,283	86,259
FNMA, 6.625%, 11/15/30	1,270,000	1,888,885
FNMA, 5.00%, 7/1/31	912,544	1,017,810
FNMA, 4.50%, 10/1/33	457,083	500,153
FNMA, 5.00%, 11/1/33	938,569	1,039,951
FNMA, 6.00%, 12/1/33	621,125	709,570
FNMA, 5.50%, 4/1/34	236,635	266,809
FNMA, 5.50%, 4/1/34	728,713	821,198
FNMA, 5.00%, 8/1/34	119,825	132,683
FNMA, 5.50%, 8/1/34	247,032	277,919
FNMA, 5.00%, 4/1/35	598,788	663,269
FNMA, 5.00%, 8/1/35	41,904	46,374
FNMA, 4.50%, 9/1/35	51,481	56,159

FNMA, 5.50%, 7/1/36	43,183	48,328
FNMA, 5.50%, 12/1/36	75,727	84,675
FNMA, 6.00%, 7/1/37	152,320	172,517
FNMA, 6.00%, 8/1/37	119,099	136,307
FNMA, 6.50%, 8/1/37	16,025	17,488
FNMA, 6.00%, 9/1/37	156,943	178,006
FNMA, 6.00%, 11/1/37	182,020	207,803
FNMA, 5.00%, 3/1/38	263,485	290,908
FNMA, 6.50%, 9/1/38	236,203	269,176
FNMA, 5.50%, 1/1/39	321,213	358,956
FNMA, 5.00%, 2/1/39	610,793	683,019
FNMA, 4.50%, 4/1/39	176,018	193,718
FNMA, 4.50%, 5/1/39	426,013	470,859
FNMA, 6.50%, 5/1/39	9,334	10,701
FNMA, 4.50%, 10/1/39	689,631	759,224
FNMA, 4.00%, 10/1/40	653,012	704,228
FNMA, 4.50%, 11/1/40	608,968	668,331
FNMA, 4.00%, 8/1/41	920,928	992,392
FNMA, 4.50%, 9/1/41	639,590	695,373
FNMA, 3.50%, 5/1/42	768,292	802,436
FNMA, 3.50%, 6/1/42	856,977	896,442
FNMA, 3.50%, 9/1/42	815,123	851,241
FNMA, 6.50%, 8/1/47	3,012	3,341
FNMA, 6.50%, 8/1/47	4,219	4,679
FNMA, 6.50%, 9/1/47	7,319	8,117
FNMA, 6.50%, 9/1/47	353	391
FNMA, 6.50%, 9/1/47	1,611	1,787
FNMA, 6.50%, 9/1/47	2,340	2,597
FNMA, 6.50%, 9/1/47	626	694
GNMA, 5.50%, 12/15/32	225,424	253,796
GNMA, 6.00%, 9/20/38	84,140	94,872
GNMA, 5.50%, 12/20/38	209,554	237,238
GNMA, 4.50%, 6/15/39	962,655	1,063,479
GNMA, 4.50%, 1/15/40	610,241	668,757
GNMA, 4.50%, 4/15/40	659,717	728,878
GNMA, 4.00%, 11/20/40	1,479,527	1,591,856
GNMA, 3.50%, 6/20/42	1,462,680	1,537,671
		32,747,562
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $38,583,399)		39,550,288
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 9.2%
Private Sponsor Collateralized Mortgage Obligations — 8.0%
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	137,945	108,972
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	280,168	290,260
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	59,016	59,747
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	326,325	340,848
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	293,547	273,783
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.66%, 1/1/15	200,308	200,869
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 1/1/15	423,711	423,512
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 1/1/15	136,616	135,811

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	496,580	486,668
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	265,165	280,791
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	4,293	4,214
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	19,950	19,667
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 1/1/15	48,521	48,499
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.23%, 1/1/15	210,296	209,073
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.12%, 1/1/15	216,693	208,740
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 1/1/15	303,735	264,804
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 1/1/15	378,900	381,346
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 1/1/15	193,668	194,515
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 1/1/15	689,489	676,321
JPMorgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 6.94%, 1/1/15	82,611	84,645
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 1/1/15	226,065	230,805
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	400,000	400,597
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/15	127,565	128,310
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 1/1/15	254,458	254,713
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	122,934	131,490
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 1/1/15	166,031	166,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	132,252	128,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	36,269	37,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	458,611	471,967
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	502,459	497,489
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	125,512	125,688
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 1/1/15	279,897	274,190
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 1/1/15	319,143	302,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	172,187	159,872
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 1/1/15	425,870	399,179
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.47%, 1/1/15	196,156	192,084
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 1/1/15	376,634	362,553
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	155,593	153,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	381,267	377,047
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	454,392	472,534
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	125,509	130,158
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	188,175	195,019
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	321,920	330,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	34,251	35,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/1/15	166,033	165,880
		10,816,354
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series 2684, Class FP, VRN, 0.66%, 1/15/15	149,880	150,455
FHLMC, Series 3397, Class GF, VRN, 0.66%, 1/15/15	240,527	242,714
FNMA, Series 2006-43, Class FM, VRN, 0.47%, 1/25/15	78,163	78,363
FNMA, Series 2007-36, Class FB, VRN, 0.57%, 1/25/15	372,411	374,991
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	736,282	735,934
		1,582,457
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,207,883)		12,398,811
U.S. TREASURY SECURITIES — 8.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	400,000	459,969
U.S. Treasury Bonds, 3.125%, 8/15/44(6)	2,410,000	2,595,081

U.S. Treasury Bonds, 3.00%, 11/15/44		450,000	473,062
U.S. Treasury Notes, VRN, 0.09%, 10/31/16		2,981,200	2,979,489
U.S. Treasury Notes, 2.375%, 7/31/17		500,000	518,144
U.S. Treasury Notes, 1.50%, 11/30/19		1,000,000	993,516
U.S. Treasury Notes, 2.00%, 10/31/21		3,000,000	3,007,266
TOTAL U.S. TREASURY SECURITIES (Cost $10,768,074)			11,026,527
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/15		200,000	206,128
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)		450,000	459,693
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 1/15/15(1)		400,000	398,686
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/10/15		400,000	425,962
Commercial Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/15		370,000	409,990
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/15		625,000	669,836
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39		400,420	402,176
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39		502,954	503,554
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)		400,000	423,717
GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class C, VRN, 4.13%, 1/1/15(1)		375,000	394,855
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/15(1)		350,000	356,441
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/15		320,000	339,305
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46		150,000	164,101
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46		300,000	329,419
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.01%, 1/1/15		260,000	282,044
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.11%, 1/15/15(1)		825,000	827,859
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31		66,679	67,695
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/15		576,000	594,217
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45		256,000	262,322
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(1)		325,000	330,942
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/15(1)		200,000	204,356
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,930,793)			8,053,298
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.9%
Brazil — 0.1%
Brazilian Government International Bond, 4.875%, 1/22/21		$190,000	202,825
Chile — 0.2%
Chile Government International Bond, 3.25%, 9/14/21		120,000	124,500
Chile Government International Bond, 3.625%, 10/30/42		100,000	91,250
			215,750
Colombia — 0.3%
Colombia Government International Bond, 4.375%, 7/12/21		330,000	349,800
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		80,000	101,776
Mexico — 0.3%
Mexico Government International Bond, 5.625%, 1/15/17		30,000	32,625
Mexico Government International Bond, MTN, 5.95%, 3/19/19		250,000	283,500
Mexico Government International Bond, MTN, 4.75%, 3/8/44		130,000	136,175
			452,300
Norway — 1.8%
Norway Government Bond, 3.75%, 5/25/21	NOK	16,000,000	2,479,024

Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50		$90,000	106,425
Philippines — 0.3%
Philippine Government International Bond, 4.00%, 1/15/21		200,000	217,500
Philippine Government International Bond, 6.375%, 10/23/34		100,000	134,250
			351,750
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		60,000	67,638
Poland Government International Bond, 3.00%, 3/17/23		100,000	99,836
			167,474
South Africa — 0.1%
South Africa Government International Bond, 4.67%, 1/17/24		100,000	104,000
South Korea — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		110,000	114,931
Korea Development Bank (The), 3.25%, 3/9/16		100,000	102,445
Korea Development Bank (The), 4.00%, 9/9/16		70,000	73,159
			290,535
Spain — 1.1%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	1,000,000	1,506,379
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	190,500
Uruguay — 0.1%
Uruguay Government International Bond, 4.125%, 11/20/45		80,000	72,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $6,897,114)			6,590,538
MUNICIPAL SECURITIES — 2.8%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47		65,000	82,140
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		150,000	210,986
California GO, (Building Bonds), 6.65%, 3/1/22		40,000	49,434
California GO, (Building Bonds), 7.55%, 4/1/39		130,000	201,068
California GO, (Building Bonds), 7.30%, 10/1/39		10,000	14,708
California GO, (Building Bonds), 7.60%, 11/1/40		25,000	39,717
Illinois GO, 5.88%, 3/1/19		55,000	61,021
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		120,000	120,145
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35		25,000	28,030
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35		45,000	51,289
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		10,000	12,754
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		50,000	63,387
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40		80,000	110,576
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		50,000	69,835
Missouri Highway & Transit Commission Rev., (Building Bonds), 5.45%, 5/1/33		50,000	61,124
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		40,000	58,583
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34		80,000	90,069
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		40,000	52,055
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49		65,000	81,597
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		75,000	85,917
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40		1,470,000	735,073
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42		1,200,000	598,596
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		175,000	222,341

Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	150,000	193,434
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	85,000	101,232
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	50,000	67,030
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	65,209
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	100,000	121,701
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	90,000	110,127
TOTAL MUNICIPAL SECURITIES (Cost $3,839,480)		3,759,178
ASSET-BACKED SECURITIES(2) — 2.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	250,000	247,740
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	231,369	231,322
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	550,000	549,875
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	249,049	249,015
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.71%, 1/10/15(1)	450,000	450,257
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	119,300	120,051
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	421,582	417,580
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	375,000	374,925
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	309,686	309,995
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	97,088	99,030
TOTAL ASSET-BACKED SECURITIES (Cost $3,057,193)		3,049,790
TEMPORARY CASH INVESTMENTS — 6.7%
BNP Paribas Finance, Inc., 0.02%, 1/2/15(4)	6,490,000	6,489,956
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $427,012), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $418,231)		418,231
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $1,710,625), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $1,673,000)		1,673,000
SSgA U.S. Government Money Market Fund, Class N	460,084	460,084
TOTAL TEMPORARY CASH INVESTMENTS (Cost $9,041,311)		9,041,271
TOTAL INVESTMENT SECURITIES — 106.2% (Cost $141,491,153)		143,718,883
OTHER ASSETS AND LIABILITIES(5) — (6.2)%		(8,399,528)
TOTAL NET ASSETS — 100.0%		$135,319,355

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	941,825	USD	781,912	JPMorgan Chase Bank N.A.	2/12/15	(15,128)
USD	215,327	AUD	260,000	JPMorgan Chase Bank N.A.	2/12/15	3,649
USD	643,769	AUD	760,000	Westpac Banking Corp.	2/12/15	25,017
BRL	1,033,616	USD	386,688	UBS AG	2/12/15	(1,816)
BRL	1,617,300	USD	600,000	UBS AG	2/12/15	2,209
BRL	1,641,308	USD	634,837	Westpac Group	2/12/15	(23,689)
USD	560,000	BRL	1,489,600	UBS AG	2/12/15	5,341
USD	325,683	BRL	870,550	UBS AG	2/12/15	1,529
USD	460,000	BRL	1,237,400	UBS AG	2/12/15	(752)
USD	146,501	BRL	384,126	Westpac Group	2/12/15	3,470
CAD	675,551	USD	600,000	Barclays Bank plc	2/12/15	(19,050)
CAD	570,875	USD	500,000	Barclays Bank plc	2/12/15	(9,067)
CAD	1,023,975	USD	880,000	Barclays Bank plc	2/12/15	583
USD	380,000	CAD	431,817	Barclays Bank plc	2/12/15	8,653
USD	680,000	CAD	789,630	JPMorgan Chase Bank N.A.	2/12/15	946
USD	618,966	CAD	703,455	UBS AG	2/12/15	14,019
USD	220,000	CAD	255,030	UBS AG	2/12/15	684
CHF	539,594	USD	560,000	Barclays Bank plc	2/12/15	(16,924)
CHF	535,864	USD	560,000	Barclays Bank plc	2/12/15	(20,678)
CHF	709,654	USD	720,000	Barclays Bank plc	2/12/15	(5,767)
CHF	469,233	USD	480,000	JPMorgan Chase Bank N.A.	2/12/15	(7,739)
USD	560,000	CHF	542,133	Barclays Bank plc	2/12/15	14,368
USD	1,359,676	CHF	1,307,262	Deutsche Bank	2/12/15	43,978
USD	480,000	CHF	470,025	JPMorgan Chase Bank N.A.	2/12/15	6,942
CLP	35,979,319	USD	59,996	UBS AG	2/12/15	(960)
CLP	148,800,000	USD	240,000	UBS AG	2/12/15	4,155
CLP	171,780,000	USD	280,000	UBS AG	2/12/15	1,861
USD	520,000	CLP	322,270,000	UBS AG	2/12/15	(8,788)
CNY	8,863,670	USD	1,437,507	UBS AG	2/12/15	846
USD	220,000	CNY	1,356,520	UBS AG	2/12/15	(129)
USD	860,000	CNY	5,304,652	Westpac Group	2/12/15	(813)
USD	440,000	CNY	2,711,104	Westpac Group	2/12/15	55
COP	185,739,565	USD	85,163	UBS AG	2/12/15	(7,101)
COP	1,213,680,000	USD	520,000	UBS AG	2/12/15	(9,919)
COP	1,417,680,000	USD	660,000	Westpac Group	2/12/15	(64,183)
USD	640,000	COP	1,390,720,000	UBS AG	2/12/15	55,513
USD	520,000	COP	1,186,640,000	Westpac Group	2/12/15	21,283
CZK	6,230,305	USD	280,000	Barclays Bank plc	2/12/15	(7,703)
CZK	14,027,229	USD	618,559	Barclays Bank plc	2/12/15	(5,496)
CZK	8,075,016	USD	360,000	Deutsche Bank	2/12/15	(7,080)
USD	584,387	CZK	12,932,864	Barclays Bank plc	2/12/15	19,154
USD	560,000	CZK	12,740,935	Barclays Bank plc	2/12/15	3,155
USD	146,501	CZK	3,359,036	Deutsche Bank	2/12/15	(306)
EUR	300,000	USD	374,250	Barclays Bank plc	2/12/15	(11,095)
EUR	860,000	USD	1,057,925	Barclays Bank plc	2/12/15	(16,879)
EUR	340,000	USD	414,661	Barclays Bank plc	2/12/15	(3,085)
EUR	3,046,701	USD	3,821,172	UBS AG	2/12/15	(133,087)
USD	571,849	EUR	460,000	Barclays Bank plc	2/12/15	15,011
USD	39,453	EUR	32,086	JPMorgan Chase Bank N.A.	2/12/15	612
USD	270,154	EUR	220,000	JPMorgan Chase Bank N.A.	2/12/15	3,840

USD	7,927,582	EUR	6,347,550	UBS AG	2/12/15	243,761
USD	3,071	EUR	2,473	UBS AG	2/12/15	77
GBP	300,000	USD	473,364	Barclays Bank plc	2/12/15	(5,924)
GBP	180,000	USD	282,576	JPMorgan Chase Bank N.A.	2/12/15	(2,111)
GBP	200,000	USD	313,148	JPMorgan Chase Bank N.A.	2/12/15	(1,521)
USD	464,856	GBP	300,000	Barclays Bank plc	2/12/15	(2,584)
USD	593,206	GBP	380,000	JPMorgan Chase Bank N.A.	2/12/15	1,115
USD	1,957,459	GBP	1,244,364	UBS AG	2/12/15	18,574
HUF	77,842,880	USD	320,000	Barclays Bank plc	2/12/15	(22,761)
HUF	59,218,200	USD	240,000	UBS AG	2/12/15	(13,878)
USD	46,071	HUF	11,324,221	Barclays Bank plc	2/12/15	2,830
USD	640,000	HUF	158,879,360	Barclays Bank plc	2/12/15	33,327
IDR	6,882,400,000	USD	560,000	Westpac Group	2/12/15	(9,793)
USD	680,000	IDR	8,451,040,000	Westpac Group	2/12/15	4,390
ILS	3,638,304	USD	920,000	Barclays Bank plc	2/12/15	12,798
USD	585,572	ILS	2,230,610	Barclays Bank plc	2/12/15	13,683
USD	440,000	ILS	1,697,797	Barclays Bank plc	2/12/15	4,715
INR	51,722,000	USD	828,082	Westpac Group	2/12/15	(15,865)
USD	320,000	INR	20,083,200	UBS AG	2/12/15	4,623
USD	300,000	INR	18,945,000	UBS AG	2/12/15	2,497
USD	240,000	INR	15,360,000	UBS AG	2/12/15	(1,206)
JPY	52,655,988	USD	440,000	JPMorgan Chase Bank N.A.	2/12/15	(256)
USD	865,979	JPY	100,055,501	Deutsche Bank	2/12/15	30,390
KRW	491,625,148	USD	443,505	Westpac Group	2/12/15	5,120
KRW	575,380,000	USD	520,000	Westpac Group	2/12/15	5,054
USD	394,768	KRW	437,599,995	Westpac Group	2/12/15	(4,557)
MXN	1,609,759	USD	117,904	JPMorgan Chase Bank N.A.	2/12/15	(9,051)
USD	240,000	MXN	3,516,331	Barclays Bank plc	2/12/15	2,224
USD	146,501	MXN	1,996,685	JPMorgan Chase Bank N.A.	2/12/15	11,484
MYR	2,717,520	USD	780,000	UBS AG	2/12/15	(6,516)
MYR	975,100	USD	280,000	UBS AG	2/12/15	(2,459)
MYR	977,597	USD	289,059	Westpac Group	2/12/15	(10,807)
MYR	1,948,220	USD	580,000	Westpac Group	2/12/15	(25,481)
USD	758,711	MYR	2,565,960	Westpac Group	2/12/15	28,365
USD	640,000	MYR	2,218,752	Westpac Group	2/12/15	8,480
USD	460,000	MYR	1,616,900	Westpac Group	2/12/15	(216)
NOK	4,682,843	USD	660,000	Barclays Bank plc	2/12/15	(32,373)
USD	580,000	NOK	4,086,721	Barclays Bank plc	2/12/15	32,269
USD	195,335	NOK	1,435,732	Barclays Bank plc	2/12/15	2,908
USD	2,663,510	NOK	18,118,812	JPMorgan Chase Bank N.A.	2/12/15	235,101
NZD	260,000	USD	201,456	Barclays Bank plc	2/12/15	622
NZD	208,344	USD	162,169	JPMorgan Chase Bank N.A.	2/12/15	(239)
NZD	760,000	USD	587,554	Westpac Group	2/12/15	3,134
USD	664,110	NZD	863,939	Barclays Bank plc	2/12/15	(7,362)
USD	243,276	NZD	320,000	JPMorgan Chase Bank N.A.	2/12/15	(5,435)
PEN	2,418,079	USD	813,894	UBS AG	2/12/15	(10,095)
USD	660,000	PEN	1,983,300	UBS AG	2/12/15	727
PHP	15,277,900	USD	340,000	Westpac Group	2/12/15	819
PLN	1,145,861	USD	340,000	Barclays Bank plc	2/12/15	(16,922)
PLN	901,887	USD	260,000	Barclays Bank plc	2/12/15	(5,711)
PLN	2,084,816	USD	620,000	JPMorgan Chase Bank N.A.	2/12/15	(32,181)
PLN	260,565	USD	76,464	Westpac Group	2/12/15	(2,998)
USD	1,040,000	PLN	3,558,706	Barclays Bank plc	2/12/15	36,614

USD	500,000	PLN	1,701,038	UBS AG	2/12/15	20,388
SEK	2,522,157	USD	340,000	Barclays Bank plc	2/12/15	(16,419)
SEK	5,336,309	USD	680,000	Barclays Bank plc	2/12/15	4,622
SEK	1,480,635	USD	200,000	UBS AG	2/12/15	(10,042)
SEK	4,349,116	USD	580,000	UBS AG	2/12/15	(22,030)
USD	740,000	SEK	5,524,878	Barclays Bank plc	2/12/15	31,185
USD	540,000	SEK	4,158,409	UBS AG	2/12/15	6,496
USD	592,486	SEK	4,398,454	Westpac Group	2/12/15	28,185
SGD	814,817	USD	618,559	JPMorgan Chase Bank N.A.	2/12/15	(3,997)
SGD	484,720	USD	375,593	Westpac Group	2/12/15	(10,001)
USD	300,000	SGD	389,116	Barclays Bank plc	2/12/15	6,516
USD	580,000	SGD	757,700	Barclays Bank plc	2/12/15	8,517
USD	146,501	SGD	192,244	JPMorgan Chase Bank N.A.	2/12/15	1,504
THB	13,204,000	USD	400,000	Westpac Group	2/12/15	566
TRY	1,122,134	USD	490,978	Barclays Bank plc	2/12/15	(14,873)
USD	260,000	TRY	605,182	Barclays Bank plc	2/12/15	3,230
USD	280,000	TRY	645,350	Deutsche Bank	2/12/15	6,188
USD	573,511	TWD	17,619,400	Westpac Group	2/12/15	16,314
USD	720,000	TWD	22,082,400	Westpac Group	2/12/15	21,665
ZAR	7,496,758	USD	660,936	Deutsche Bank	2/12/15	(16,808)
ZAR	2,539,629	USD	220,000	Deutsche Bank	2/12/15	(1,793)
USD	820,000	ZAR	9,559,937	Barclays Bank plc	2/12/15	(1,397)
						415,054

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Implied Credit Spread (%)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CDX North America High Yield 22 Index	2,574,000	Sell*	5.00	6/20/19	3.26	180,973	23,396

* Centrally cleared credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. The fund may attempt to enhance returns by selling protection.

The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

Implied credit spreads for centrally cleared credit default swap agreements on credit indices are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $10,573,531, which represented 7.8% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Forward commitment. Settlement date is indicated.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

(6)
Security, or portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $142,137.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	50,249,182	—
U.S. Government Agency Mortgage-Backed Securities	—	39,550,288	—
Collateralized Mortgage Obligations	—	12,398,811	—
U.S. Treasury Securities	—	11,026,527	—
Commercial Mortgage-Backed Securities	—	8,053,298	—
Sovereign Governments and Agencies	—	6,590,538	—
Municipal Securities	—	3,759,178	—
Asset-Backed Securities	—	3,049,790	—
Temporary Cash Investments	460,084	8,581,187	—
	460,084	143,258,799	—
Other Financial Instruments
Swap Agreements	—	23,396	—
Forward Foreign Currency Exchange Contracts	—	1,157,950	—
	—	1,181,346	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(742,896)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$141,491,449
Gross tax appreciation of investments	$4,207,356
Gross tax depreciation of investments	(1,979,922)
Net tax appreciation (depreciation) of investments	$2,227,434

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2014

Diversified Bond - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 29.5%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20		3,140,000	3,376,247
Lockheed Martin Corp., 7.65%, 5/1/16		1,700,000	1,852,276
Lockheed Martin Corp., 4.25%, 11/15/19		1,990,000	2,171,570
United Technologies Corp., 6.125%, 2/1/19		2,660,000	3,091,141
United Technologies Corp., 6.05%, 6/1/36		1,868,000	2,473,049
United Technologies Corp., 4.50%, 6/1/42		2,010,000	2,197,348
			15,161,631
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		3,100,000	3,038,000
Tenneco, Inc., 6.875%, 12/15/20		2,220,000	2,358,750
			5,396,750
Automobiles — 0.5%
American Honda Finance Corp., 1.50%, 9/11/17(1)		1,530,000	1,532,469
Daimler Finance North America LLC, 1.30%, 7/31/15(1)		3,000,000	3,012,939
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		3,000,000	3,075,387
Ford Motor Co., 4.75%, 1/15/43		1,440,000	1,525,375
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		3,010,000	3,106,717
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		1,210,000	1,315,746
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		3,500,000	4,339,923
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		3,310,000	3,837,594
General Motors Co., 5.00%, 4/1/35		1,340,000	1,399,751
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		2,200,000	2,222,000
			25,367,901
Banks — 5.0%
Bank of America Corp., 3.75%, 7/12/16		7,620,000	7,897,254
Bank of America Corp., 6.50%, 8/1/16		6,910,000	7,448,911
Bank of America Corp., 5.75%, 12/1/17		6,390,000	7,065,576
Bank of America Corp., 5.625%, 7/1/20		8,080,000	9,210,804
Bank of America Corp., 5.70%, 1/24/22		1,530,000	1,775,028
Bank of America Corp., MTN, 4.00%, 4/1/24		3,300,000	3,440,022
Bank of America Corp., MTN, 4.20%, 8/26/24		3,560,000	3,630,958
Bank of America Corp., MTN, 5.00%, 1/21/44		1,540,000	1,731,456
Bank of America N.A., 5.30%, 3/15/17		8,840,000	9,501,108
Bank of America N.A., 6.00%, 10/15/36		2,830,000	3,556,461
Bank of Nova Scotia, 2.55%, 1/12/17		3,300,000	3,386,127
Barclays Bank plc, 5.14%, 10/14/20		1,760,000	1,895,231
Barclays Bank plc, 3.75%, 5/15/24		1,600,000	1,652,451
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	4,739,000	8,075,216
BB&T Corp., MTN, 3.20%, 3/15/16		$1,040,000	1,064,421
BB&T Corp., MTN, 2.05%, 6/19/18		1,000,000	1,007,491
BPCE SA, 5.15%, 7/21/24(1)		3,080,000	3,179,817
Branch Banking & Trust Co., 3.80%, 10/30/26		2,350,000	2,401,564

Capital One Financial Corp., 1.00%, 11/6/15		2,140,000	2,138,684
Citigroup, Inc., 4.45%, 1/10/17		4,880,000	5,161,327
Citigroup, Inc., 5.50%, 2/15/17		4,112,000	4,422,793
Citigroup, Inc., 1.75%, 5/1/18		6,850,000	6,775,869
Citigroup, Inc., 4.50%, 1/14/22		5,530,000	6,052,104
Citigroup, Inc., 4.05%, 7/30/22		1,660,000	1,720,329
Citigroup, Inc., 3.75%, 6/16/24		4,540,000	4,649,341
Citigroup, Inc., 6.00%, 10/31/33		1,630,000	1,929,167
Citigroup, Inc., 6.68%, 9/13/43		2,010,000	2,608,506
Commerzbank AG, 8.125%, 9/19/23(1)		2,000,000	2,307,200
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	5,400,000	7,471,761
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$4,280,000	4,560,036
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		1,270,000	1,295,831
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	2,200,000	2,984,211
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	4,500,000	6,297,857
Fifth Third Bank, 2.875%, 10/1/21		$3,210,000	3,214,561
HBOS plc, MTN, 6.75%, 5/21/18(1)		3,540,000	3,954,166
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,150,000	4,037,821
HSBC Holdings plc, 4.00%, 3/30/22		$170,000	181,215
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	4,500,000	6,521,052
ING Bank NV, 2.00%, 9/25/15(1)		$2,040,000	2,056,281
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	2,000,000	2,613,304
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$1,980,000	1,925,188
JPMorgan Chase & Co., 6.00%, 1/15/18		1,948,000	2,180,412
JPMorgan Chase & Co., 4.625%, 5/10/21		6,700,000	7,384,211
JPMorgan Chase & Co., 3.25%, 9/23/22		2,520,000	2,538,981
JPMorgan Chase & Co., 3.625%, 5/13/24		8,900,000	9,120,880
JPMorgan Chase & Co., 3.875%, 9/10/24		3,880,000	3,887,970
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		8,185,000	8,729,998
KeyCorp, MTN, 2.30%, 12/13/18		1,230,000	1,235,379
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		2,480,000	2,861,481
PNC Funding Corp., 4.375%, 8/11/20		1,720,000	1,879,413
Regions Bank, 7.50%, 5/15/18		2,300,000	2,674,097
Regions Bank, 6.45%, 6/26/37		1,160,000	1,459,456
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		3,280,000	3,575,626
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		2,570,000	2,658,297
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	2,300,000	3,208,065
Standard Chartered plc, 3.95%, 1/11/23(1)		$2,500,000	2,416,688
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	6,700,000	8,561,951
SunTrust Banks, Inc., 3.60%, 4/15/16		$1,141,000	1,177,425
U.S. Bancorp, 3.44%, 2/1/16		2,760,000	2,827,104
U.S. Bancorp, MTN, 3.00%, 3/15/22		1,310,000	1,325,174
U.S. Bancorp, MTN, 2.95%, 7/15/22		1,310,000	1,293,527
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,510,000	1,536,528
Wells Fargo & Co., 3.68%, 6/15/16		3,300,000	3,425,054
Wells Fargo & Co., 5.625%, 12/11/17		550,000	612,066
Wells Fargo & Co., 4.125%, 8/15/23		2,170,000	2,280,069
Wells Fargo & Co., 5.61%, 1/15/44		3,300,000	3,899,805
Wells Fargo & Co., MTN, 4.60%, 4/1/21		2,100,000	2,339,780

Wells Fargo & Co., MTN, 4.10%, 6/3/26		2,850,000	2,916,833
Wells Fargo & Co., MTN, 4.65%, 11/4/44		1,140,000	1,181,121
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		1,800,000	1,899,297
			253,885,188
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		5,026,000	6,093,095
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		2,500,000	2,834,747
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		3,340,000	3,251,607
Pernod-Ricard SA, 2.95%, 1/15/17(1)		3,870,000	3,961,731
			16,141,180
Biotechnology — 0.3%
Amgen, Inc., 2.125%, 5/15/17		1,060,000	1,074,591
Amgen, Inc., 5.85%, 6/1/17		2,560,000	2,821,599
Amgen, Inc., 4.10%, 6/15/21		2,310,000	2,482,538
Amgen, Inc., 5.375%, 5/15/43		3,170,000	3,696,902
Celgene Corp., 3.25%, 8/15/22		1,540,000	1,552,512
Gilead Sciences, Inc., 2.35%, 2/1/20		1,000,000	1,006,578
Gilead Sciences, Inc., 4.40%, 12/1/21		3,170,000	3,500,482
			16,135,202
Capital Markets — 0.6%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	4,500,000	7,198,704
Ameriprise Financial, Inc., 5.30%, 3/15/20		$1,900,000	2,152,510
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,410,000	1,496,334
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		8,977,000	10,060,524
Jefferies Group, Inc., 5.125%, 4/13/18		2,860,000	3,020,721
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	4,400,000	8,853,452
			32,782,245
Chemicals — 0.5%
Ashland, Inc., 4.75%, 8/15/22		$2,980,000	2,994,900
Dow Chemical Co. (The), 2.50%, 2/15/16		2,020,000	2,056,312
Dow Chemical Co. (The), 4.25%, 11/15/20		2,200,000	2,358,209
Eastman Chemical Co., 2.70%, 1/15/20		2,960,000	2,980,226
Eastman Chemical Co., 3.60%, 8/15/22		1,910,000	1,937,324
Ecolab, Inc., 3.00%, 12/8/16		2,340,000	2,417,948
Ecolab, Inc., 4.35%, 12/8/21		3,104,000	3,387,169
LyondellBasell Industries NV, 5.00%, 4/15/19		3,470,000	3,788,615
Mosaic Co. (The), 4.25%, 11/15/23		2,010,000	2,124,865
Mosaic Co. (The), 5.625%, 11/15/43		1,610,000	1,852,094
			25,897,662
Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20		1,895,000	1,913,950
Covanta Holding Corp., 5.875%, 3/1/24		2,200,000	2,249,500
Pitney Bowes, Inc., 4.625%, 3/15/24		3,090,000	3,168,733
Republic Services, Inc., 3.55%, 6/1/22		4,170,000	4,287,944
Waste Management, Inc., 2.60%, 9/1/16		3,400,000	3,480,414
Waste Management, Inc., 4.75%, 6/30/20		1,120,000	1,229,135
			16,329,676
Communications Equipment — 0.2%
Apple, Inc., 2.85%, 5/6/21		2,520,000	2,580,092

CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17		3,870,000	3,907,376
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		3,010,000	2,995,125
Crown Castle International Corp., 5.25%, 1/15/23		1,050,000	1,076,250
			10,558,843
Construction Materials — 0.1%
Owens Corning, 4.20%, 12/15/22		2,830,000	2,876,803
Consumer Finance — 0.8%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		5,240,000	5,843,952
Capital One Bank USA N.A., 2.30%, 6/5/19		3,370,000	3,347,370
Capital One Bank USA N.A., 3.375%, 2/15/23		2,150,000	2,141,813
CIT Group, Inc., 4.25%, 8/15/17		6,690,000	6,840,525
CIT Group, Inc., 5.00%, 8/15/22		1,320,000	1,361,250
Discover Bank, 2.00%, 2/21/18		5,031,000	5,021,673
Equifax, Inc., 3.30%, 12/15/22		2,420,000	2,396,787
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		6,830,000	6,949,525
HSBC Bank USA N.A., 5.875%, 11/1/34		1,760,000	2,205,632
PNC Bank N.A., 6.00%, 12/7/17		3,215,000	3,592,123
PNC Bank N.A., 3.80%, 7/25/23		1,100,000	1,135,926
Synchrony Financial, 3.00%, 8/15/19		1,200,000	1,213,897
			42,050,473
Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20		1,960,000	2,048,200
Ball Corp., 4.00%, 11/15/23		2,580,000	2,502,600
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		2,260,000	2,389,950
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,490,000	2,427,750
Rock-Tenn Co., 3.50%, 3/1/20		2,010,000	2,042,110
Rock-Tenn Co., 4.00%, 3/1/23		3,410,000	3,479,802
			14,890,412
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17		1,065,000	1,061,465
Catholic Health Initiatives, 2.95%, 11/1/22		2,420,000	2,375,274
Johns Hopkins University, 4.08%, 7/1/53		1,030,000	1,082,117
			4,518,856
Diversified Financial Services — 2.6%
Ally Financial, Inc., 2.75%, 1/30/17		4,600,000	4,597,148
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	2,300,000	2,807,741
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	3,350,000	5,320,127
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	4,450,000	8,889,264
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$1,390,000	1,344,380
General Electric Capital Corp., MTN, 5.625%, 9/15/17		5,480,000	6,085,820
General Electric Capital Corp., MTN, 6.00%, 8/7/19		13,350,000	15,544,193
General Electric Capital Corp., MTN, 4.65%, 10/17/21		4,180,000	4,718,330
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		3,280,000	3,314,578
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		9,430,000	9,678,914
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		4,820,000	5,580,649
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		4,710,000	4,895,301
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		3,570,000	4,497,450
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		7,120,000	7,984,845
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		1,240,000	1,333,479

Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		2,200,000	2,205,500
Morgan Stanley, 3.70%, 10/23/24		820,000	832,869
Morgan Stanley, 5.00%, 11/24/25		7,290,000	7,789,117
Morgan Stanley, MTN, 6.625%, 4/1/18		9,070,000	10,338,684
Morgan Stanley, MTN, 5.625%, 9/23/19		12,340,000	13,943,904
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	4,300,000	6,493,810
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,247,000	2,510,886
			130,706,989
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 3.875%, 8/15/21		3,160,000	3,311,146
AT&T, Inc., 6.55%, 2/15/39		4,053,000	5,012,224
AT&T, Inc., 4.30%, 12/15/42		3,620,000	3,455,250
British Telecommunications plc, 5.95%, 1/15/18		6,030,000	6,729,299
CenturyLink, Inc., 6.00%, 4/1/17		300,000	319,875
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		3,300,000	3,580,500
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		2,220,000	2,256,384
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		3,800,000	4,413,373
Frontier Communications Corp., 8.25%, 4/15/17		2,310,000	2,581,425
Orange SA, 4.125%, 9/14/21		2,200,000	2,360,263
Orange SA, 5.50%, 2/6/44		670,000	788,936
Telecom Italia Capital SA, 7.00%, 6/4/18		3,440,000	3,835,600
Telecom Italia Capital SA, 6.00%, 9/30/34		1,700,000	1,708,500
Telecom Italia SpA, 5.30%, 5/30/24(1)		1,500,000	1,524,375
Telefonica Emisiones SAU, 5.46%, 2/16/21		3,410,000	3,807,108
Verizon Communications, Inc., 3.65%, 9/14/18		4,000,000	4,229,100
Verizon Communications, Inc., 5.15%, 9/15/23		5,470,000	6,044,427
Verizon Communications, Inc., 5.05%, 3/15/34		8,240,000	8,806,261
Verizon Communications, Inc., 4.40%, 11/1/34		1,050,000	1,047,109
Verizon Communications, Inc., 4.75%, 11/1/41		1,890,000	1,944,971
Verizon Communications, Inc., 6.55%, 9/15/43		1,978,000	2,537,823
Verizon Communications, Inc., 4.86%, 8/21/46(1)		4,545,000	4,680,168
Verizon Communications, Inc., 5.01%, 8/21/54(1)		1,984,000	2,061,551
Windstream Corp., 7.875%, 11/1/17		1,110,000	1,205,738
			78,241,406
Electric Utilities†
AES Corp. (The), 8.00%, 10/15/17		33,000	37,125
Electrical Equipment — 0.1%
Belden, Inc., 5.25%, 7/15/24(1)		2,480,000	2,393,200
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		3,484,000	3,749,655
Jabil Circuit, Inc., 5.625%, 12/15/20		690,000	734,436
			4,484,091
Energy Equipment and Services — 0.3%
Ensco plc, 3.25%, 3/15/16		1,260,000	1,283,653
Ensco plc, 4.70%, 3/15/21		3,067,000	3,085,000
Schlumberger Investment SA, 3.65%, 12/1/23		2,290,000	2,398,402
Transocean, Inc., 5.05%, 12/15/16		150,000	150,831
Transocean, Inc., 2.50%, 10/15/17		2,150,000	1,902,064
Transocean, Inc., 6.50%, 11/15/20		1,240,000	1,177,370

Transocean, Inc., 6.375%, 12/15/21	1,030,000	951,417
Weatherford International Ltd., 4.50%, 4/15/22	2,000,000	1,782,732
		12,731,469
Food and Staples Retailing — 0.4%
Delhaize Group SA, 4.125%, 4/10/19	2,380,000	2,501,804
Delhaize Group SA, 5.70%, 10/1/40	1,240,000	1,305,425
Kroger Co. (The), 6.40%, 8/15/17	2,000,000	2,236,982
Kroger Co. (The), 3.30%, 1/15/21	3,890,000	3,952,839
Sysco Corp., 3.50%, 10/2/24	2,960,000	3,056,949
Wal-Mart Stores, Inc., 2.55%, 4/11/23	2,500,000	2,467,067
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,150,000	1,474,092
Wal-Mart Stores, Inc., 4.30%, 4/22/44	4,220,000	4,625,955
		21,621,113
Food Products — 0.3%
Kellogg Co., 4.45%, 5/30/16	1,000,000	1,052,271
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,000,000	1,105,068
Mondelez International, Inc., 4.00%, 2/1/24	3,190,000	3,343,796
Mondelez International, Inc., 6.50%, 2/9/40	2,085,000	2,788,519
Tyson Foods, Inc., 6.60%, 4/1/16	2,580,000	2,751,640
Tyson Foods, Inc., 4.50%, 6/15/22	2,370,000	2,569,926
		13,611,220
Gas Utilities — 1.4%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	3,200,000	3,352,000
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	1,450,000	1,479,000
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	3,360,000	3,803,688
Enable Midstream Partners LP, 3.90%, 5/15/24(1)	2,230,000	2,153,623
Enbridge Energy Partners LP, 6.50%, 4/15/18	2,470,000	2,799,708
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,010,000	1,101,777
Enbridge, Inc., 4.50%, 6/10/44	1,630,000	1,412,635
Energy Transfer Equity LP, 7.50%, 10/15/20	2,120,000	2,363,800
Energy Transfer Partners LP, 5.20%, 2/1/22	1,610,000	1,724,463
Energy Transfer Partners LP, 3.60%, 2/1/23	1,530,000	1,483,093
Energy Transfer Partners LP, 6.50%, 2/1/42	1,880,000	2,168,275
Enterprise Products Operating LLC, 6.30%, 9/15/17	1,525,000	1,706,150
Enterprise Products Operating LLC, 4.85%, 3/15/44	4,180,000	4,375,716
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	2,500,000	2,744,067
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	2,340,000	2,522,906
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	3,851,000	3,824,752
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	3,270,000	3,650,877
Kinder Morgan, Inc., 7.25%, 6/1/18	2,540,000	2,880,378
Magellan Midstream Partners LP, 6.55%, 7/15/19	3,450,000	4,035,361
Magellan Midstream Partners LP, 5.15%, 10/15/43	670,000	712,976
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,200,000	1,254,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.50%, 8/15/21	1,190,000	1,231,650
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	1,840,000	1,807,800
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	3,070,000	3,091,416
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	4,630,000	4,447,745
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	3,040,000	2,781,600
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	1,000,000	995,000

Williams Cos., Inc. (The), 3.70%, 1/15/23		1,650,000	1,484,352
Williams Cos., Inc. (The), 5.75%, 6/24/44		1,220,000	1,064,704
Williams Partners LP, 4.125%, 11/15/20		4,003,000	4,106,381
			72,559,893
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24		3,200,000	3,299,987
Medtronic, Inc., 2.50%, 3/15/20(1)		1,900,000	1,907,292
Medtronic, Inc., 3.50%, 3/15/25(1)		4,630,000	4,746,477
Medtronic, Inc., 4.375%, 3/15/35(1)		2,100,000	2,235,364
			12,189,120
Health Care Providers and Services — 0.6%
Aetna, Inc., 2.75%, 11/15/22		1,540,000	1,496,453
CHS / Community Health Systems, Inc., 5.125%, 8/15/18		3,465,000	3,594,938
Express Scripts Holding Co., 2.65%, 2/15/17		3,000,000	3,069,222
Express Scripts Holding Co., 7.25%, 6/15/19		4,040,000	4,855,373
HCA, Inc., 3.75%, 3/15/19		5,510,000	5,530,662
HCA, Inc., 4.25%, 10/15/19		1,000,000	1,016,250
NYU Hospitals Center, 4.43%, 7/1/42		2,180,000	2,217,459
UnitedHealth Group, Inc., 2.875%, 3/15/23		2,460,000	2,448,578
UnitedHealth Group, Inc., 4.25%, 3/15/43		1,770,000	1,863,274
Universal Health Services, Inc., 7.125%, 6/30/16		4,140,000	4,445,325
Universal Health Services, Inc., 4.75%, 8/1/22(1)		2,000,000	2,002,500
			32,540,034
Hotels, Restaurants and Leisure — 0.1%
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		3,630,000	3,829,650
Wyndham Worldwide Corp., 2.95%, 3/1/17		2,340,000	2,391,014
			6,220,664
Household Durables — 0.4%
D.R. Horton, Inc., 3.625%, 2/15/18		3,770,000	3,831,262
D.R. Horton, Inc., 5.75%, 8/15/23		2,020,000	2,146,250
Lennar Corp., 4.75%, 12/15/17		3,030,000	3,120,900
Lennar Corp., 4.50%, 6/15/19		3,200,000	3,216,000
MDC Holdings, Inc., 5.50%, 1/15/24		2,000,000	1,945,000
Toll Brothers Finance Corp., 6.75%, 11/1/19		2,620,000	2,947,500
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)		1,460,000	1,445,400
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)		730,000	732,738
			19,385,050
Industrial Conglomerates — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(1)		750,000	763,125
General Electric Co., 5.25%, 12/6/17		4,251,000	4,717,968
General Electric Co., 4.125%, 10/9/42		2,140,000	2,224,601
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		2,330,000	2,320,563
			10,026,257
Insurance — 1.5%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	4,800,000	6,937,537
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$1,000,000	1,055,625
American International Group, Inc., 4.875%, 6/1/22		8,580,000	9,653,444
American International Group, Inc., 4.50%, 7/16/44		1,650,000	1,750,513
American International Group, Inc., MTN, 5.85%, 1/16/18		1,455,000	1,627,978

American International Group, Inc., VRN, 8.18%, 5/15/38	1,230,000	1,672,800
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	2,770,000	3,049,512
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,030,000	2,065,072
Berkshire Hathaway, Inc., 4.50%, 2/11/43	2,460,000	2,701,368
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	2,070,000	2,221,944
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	1,190,000	1,472,383
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)	440,000	476,757
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)	2,920,000	2,979,816
Lincoln National Corp., 6.25%, 2/15/20	4,240,000	4,925,133
Markel Corp., 4.90%, 7/1/22	4,070,000	4,476,471
Markel Corp., 3.625%, 3/30/23	1,000,000	1,007,492
MetLife, Inc., 1.76%, 12/15/17	2,250,000	2,259,212
MetLife, Inc., 4.125%, 8/13/42	2,140,000	2,152,057
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)	2,870,000	2,860,096
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,000,000	1,129,969
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	1,275,000	1,520,643
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,640,000	1,931,300
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	2,530,000	2,677,370
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)	1,670,000	1,714,218
Travelers Cos., Inc. (The), 4.60%, 8/1/43	2,050,000	2,310,906
Voya Financial, Inc., 5.50%, 7/15/22	3,250,000	3,676,985
Voya Financial, Inc., 5.70%, 7/15/43	2,500,000	3,006,445
Voya Financial, Inc., VRN, 5.65%, 5/15/23	700,000	696,500
WR Berkley Corp., 4.625%, 3/15/22	2,450,000	2,631,231
WR Berkley Corp., 4.75%, 8/1/44	1,240,000	1,271,779
		77,912,556
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd., 3.125%, 11/28/21(1)	1,900,000	1,880,044
Netflix, Inc., 5.375%, 2/1/21	2,900,000	3,030,500
Netflix, Inc., 5.75%, 3/1/24(1)	640,000	668,800
		5,579,344
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	2,520,000	2,675,373
Fidelity National Information Services, Inc., 3.50%, 4/15/23	1,300,000	1,294,509
Xerox Corp., 2.95%, 3/15/17	1,670,000	1,716,950
		5,686,832
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	1,030,000	1,065,212
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	1,140,000	1,143,682
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,440,000	1,521,481
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	2,570,000	2,963,261
		6,693,636
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	4,070,000	4,171,750
Terex Corp., 6.50%, 4/1/20	1,000,000	1,040,000
		5,211,750
Media — 1.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	1,345,000	1,338,206
21st Century Fox America, Inc., 6.90%, 8/15/39	3,110,000	4,230,518

21st Century Fox America, Inc., 4.75%, 9/15/44(1)	2,720,000	2,984,490
CBS Corp., 4.85%, 7/1/42	1,240,000	1,261,484
Comcast Corp., 5.90%, 3/15/16	5,857,000	6,212,514
Comcast Corp., 6.40%, 5/15/38	3,970,000	5,318,859
Comcast Corp., 4.75%, 3/1/44	2,710,000	3,032,449
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,340,000	2,555,165
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	1,610,000	1,687,742
Discovery Communications LLC, 5.625%, 8/15/19	2,803,000	3,149,986
DISH DBS Corp., 7.125%, 2/1/16	5,130,000	5,405,738
DISH DBS Corp., 4.625%, 7/15/17	3,000,000	3,108,750
Embarq Corp., 8.00%, 6/1/36	1,660,000	1,859,200
Gannett Co., Inc., 5.125%, 7/15/20	4,450,000	4,561,250
Grupo Televisa SAB, 5.00%, 5/13/45	1,000,000	1,014,429
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	2,260,000	2,316,902
Lamar Media Corp., 5.375%, 1/15/24	2,630,000	2,722,050
NBCUniversal Media LLC, 5.15%, 4/30/20	3,950,000	4,487,741
NBCUniversal Media LLC, 4.375%, 4/1/21	4,630,000	5,099,061
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	2,030,000	2,050,300
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	1,590,000	1,598,432
Time Warner Cable, Inc., 6.75%, 7/1/18	1,830,000	2,100,441
Time Warner Cable, Inc., 5.50%, 9/1/41	1,020,000	1,189,574
Time Warner Cable, Inc., 4.50%, 9/15/42	2,200,000	2,270,501
Time Warner, Inc., 4.70%, 1/15/21	2,410,000	2,641,389
Time Warner, Inc., 7.70%, 5/1/32	2,740,000	3,902,809
Time Warner, Inc., 5.375%, 10/15/41	1,120,000	1,269,545
Time Warner, Inc., 5.35%, 12/15/43	1,750,000	1,995,347
Viacom, Inc., 4.50%, 3/1/21	2,500,000	2,687,513
Viacom, Inc., 3.125%, 6/15/22	1,690,000	1,639,178
		85,691,563
Metals and Mining — 0.5%
Barrick North America Finance LLC, 4.40%, 5/30/21	3,640,000	3,680,590
Barrick North America Finance LLC, 5.75%, 5/1/43	1,010,000	1,005,630
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	2,560,000	2,704,673
Newmont Mining Corp., 6.25%, 10/1/39	1,090,000	1,109,135
Southern Copper Corp., 5.25%, 11/8/42	1,450,000	1,302,602
Steel Dynamics, Inc., 6.125%, 8/15/19	2,590,000	2,732,450
Steel Dynamics, Inc., 7.625%, 3/15/20	1,910,000	2,000,725
Teck Resources Ltd., 3.15%, 1/15/17	2,620,000	2,673,039
Vale Overseas Ltd., 5.625%, 9/15/19	4,180,000	4,468,503
Vale Overseas Ltd., 4.625%, 9/15/20	3,010,000	3,065,414
Vale SA, 5.625%, 9/11/42	580,000	543,118
		25,285,879
Multi-Utilities — 1.5%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25(1)	2,100,000	2,117,814
CMS Energy Corp., 8.75%, 6/15/19	4,160,000	5,213,033
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	2,030,000	2,033,163
Constellation Energy Group, Inc., 5.15%, 12/1/20	2,700,000	2,993,277
Consumers Energy Co., 2.85%, 5/15/22	1,050,000	1,051,445
Dominion Resources, Inc., 6.40%, 6/15/18	4,350,000	4,969,710

Dominion Resources, Inc., 2.75%, 9/15/22	1,690,000	1,641,974
Dominion Resources, Inc., 3.625%, 12/1/24	2,310,000	2,344,786
Dominion Resources, Inc., 4.90%, 8/1/41	3,320,000	3,638,830
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	1,910,000	2,019,825
DPL, Inc., 6.50%, 10/15/16	616,000	651,420
Duke Energy Corp., 1.625%, 8/15/17	2,120,000	2,122,913
Duke Energy Corp., 3.55%, 9/15/21	2,686,000	2,808,296
Duke Energy Florida, Inc., 6.35%, 9/15/37	1,307,000	1,817,966
Duke Energy Florida, Inc., 3.85%, 11/15/42	2,670,000	2,699,370
Duke Energy Progress, Inc., 4.15%, 12/1/44	1,900,000	2,028,541
Edison International, 3.75%, 9/15/17	2,920,000	3,084,051
Exelon Generation Co. LLC, 5.60%, 6/15/42	1,510,000	1,695,494
FirstEnergy Corp., 2.75%, 3/15/18	1,967,000	1,983,873
FirstEnergy Corp., 4.25%, 3/15/23	2,730,000	2,821,712
Georgia Power Co., 4.30%, 3/15/42	1,590,000	1,676,555
IPALCO Enterprises, Inc., 5.00%, 5/1/18	3,010,000	3,190,600
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	3,070,000	3,286,883
Nisource Finance Corp., 4.45%, 12/1/21	1,600,000	1,731,301
Nisource Finance Corp., 5.65%, 2/1/45	1,760,000	2,115,076
PacifiCorp, 6.00%, 1/15/39	2,340,000	3,088,391
Potomac Electric Power Co., 3.60%, 3/15/24	1,700,000	1,784,308
Progress Energy, Inc., 3.15%, 4/1/22	2,690,000	2,729,341
Public Service Company of Colorado, 4.75%, 8/15/41	100,000	116,358
San Diego Gas & Electric Co., 3.00%, 8/15/21	1,470,000	1,509,224
Sempra Energy, 6.50%, 6/1/16	2,090,000	2,245,634
Sempra Energy, 2.875%, 10/1/22	1,070,000	1,053,608
Southern Power Co., 5.15%, 9/15/41	1,100,000	1,282,227
Virginia Electric and Power Co., 4.45%, 2/15/44	1,140,000	1,250,487
Xcel Energy, Inc., 4.80%, 9/15/41	1,410,000	1,578,877
		78,376,363
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	3,600,000	3,649,428
Target Corp., 4.00%, 7/1/42	1,570,000	1,601,516
		5,250,944
Oil, Gas and Consumable Fuels — 2.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	1,170,000	1,213,875
Anadarko Petroleum Corp., 5.95%, 9/15/16	1,860,000	1,990,366
Anadarko Petroleum Corp., 6.45%, 9/15/36	1,570,000	1,892,582
Apache Corp., 4.75%, 4/15/43	1,000,000	941,330
California Resources Corp., 5.50%, 9/15/21(1)	2,200,000	1,892,000
Chesapeake Energy Corp., 4.875%, 4/15/22	3,030,000	2,961,825
Chevron Corp., 2.43%, 6/24/20	1,500,000	1,509,139
Cimarex Energy Co., 4.375%, 6/1/24	2,990,000	2,862,925
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	2,000,000	2,073,334
Concho Resources, Inc., 7.00%, 1/15/21	4,355,000	4,583,637
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,889,000	2,522,678
Continental Resources, Inc., 5.00%, 9/15/22	3,530,000	3,419,687
Continental Resources, Inc., 3.80%, 6/1/24	2,500,000	2,216,677
Devon Energy Corp., 5.60%, 7/15/41	1,870,000	2,084,809

Ecopetrol SA, 4.125%, 1/16/25	1,220,000	1,162,050
EOG Resources, Inc., 4.10%, 2/1/21	2,390,000	2,567,967
Hess Corp., 6.00%, 1/15/40	1,280,000	1,418,463
Marathon Petroleum Corp., 3.50%, 3/1/16	1,660,000	1,701,862
Newfield Exploration Co., 6.875%, 2/1/20	3,570,000	3,641,400
Newfield Exploration Co., 5.75%, 1/30/22	2,620,000	2,606,900
Noble Energy, Inc., 4.15%, 12/15/21	4,080,000	4,166,622
Peabody Energy Corp., 7.375%, 11/1/16	1,580,000	1,631,350
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,510,000	1,751,600
Petro-Canada, 6.80%, 5/15/38	2,340,000	2,965,555
Petrobras Global Finance BV, 5.625%, 5/20/43	1,790,000	1,468,247
Petrobras International Finance Co. SA, 5.75%, 1/20/20	4,120,000	3,985,292
Petrobras International Finance Co. SA, 5.375%, 1/27/21	3,830,000	3,567,913
Petroleos Mexicanos, 6.00%, 3/5/20	3,600,000	4,059,000
Petroleos Mexicanos, 4.875%, 1/24/22	1,090,000	1,144,402
Petroleos Mexicanos, 6.50%, 6/2/41	1,760,000	2,028,400
Petroleos Mexicanos, 5.50%, 6/27/44	1,620,000	1,660,500
Phillips 66, 4.30%, 4/1/22	4,730,000	5,001,195
Phillips 66, 4.65%, 11/15/34	2,600,000	2,673,523
Range Resources Corp., 6.75%, 8/1/20	3,340,000	3,490,300
Shell International Finance BV, 2.375%, 8/21/22	2,100,000	2,046,295
Shell International Finance BV, 3.625%, 8/21/42	1,780,000	1,700,354
Shell International Finance BV, 4.55%, 8/12/43	1,590,000	1,746,610
Statoil ASA, 2.45%, 1/17/23	3,670,000	3,506,883
Statoil ASA, 3.95%, 5/15/43	1,060,000	1,040,329
Statoil ASA, 4.80%, 11/8/43	1,070,000	1,221,541
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 3/15/20	2,030,000	2,116,275
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	2,030,000	2,136,575
Talisman Energy, Inc., 7.75%, 6/1/19	2,130,000	2,455,805
Tesoro Corp., 5.375%, 10/1/22	1,620,000	1,648,350
Total Capital SA, 2.125%, 8/10/18	2,550,000	2,572,838
Whiting Petroleum Corp., 5.00%, 3/15/19	2,300,000	2,162,000
		109,211,260
Paper and Forest Products — 0.3%
Domtar Corp., 4.40%, 4/1/22	3,030,000	3,114,579
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	3,440,000	3,442,718
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	4,775,000	5,379,797
International Paper Co., 6.00%, 11/15/41	2,370,000	2,784,482
		14,721,576
Pharmaceuticals — 0.7%
AbbVie, Inc., 1.75%, 11/6/17	5,390,000	5,405,830
AbbVie, Inc., 2.90%, 11/6/22	1,730,000	1,706,194
AbbVie, Inc., 4.40%, 11/6/42	2,810,000	2,910,733
Actavis Funding SCS, 3.85%, 6/15/24	2,720,000	2,739,157
Actavis, Inc., 1.875%, 10/1/17	2,370,000	2,362,551
Actavis, Inc., 3.25%, 10/1/22	1,430,000	1,394,635
Actavis, Inc., 4.625%, 10/1/42	1,420,000	1,396,884
Bristol-Myers Squibb Co., 3.25%, 8/1/42	2,100,000	1,847,775
Forest Laboratories, Inc., 4.375%, 2/1/19(1)	750,000	793,016

Forest Laboratories, Inc., 4.875%, 2/15/21(1)	3,370,000	3,618,163
Merck & Co., Inc., 2.40%, 9/15/22	2,270,000	2,219,252
Mylan, Inc., 5.40%, 11/29/43	560,000	623,859
Perrigo Finance plc, 3.90%, 12/15/24	3,000,000	3,058,560
Roche Holdings, Inc., 6.00%, 3/1/19(1)	1,791,000	2,070,512
Roche Holdings, Inc., 3.35%, 9/30/24(1)	1,300,000	1,346,131
Roche Holdings, Inc., 4.00%, 11/28/44(1)	1,850,000	1,950,407
		35,443,659
Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp., 5.05%, 9/1/20	2,090,000	2,270,332
DDR Corp., 4.75%, 4/15/18	5,930,000	6,339,229
Digital Realty Trust LP, 4.50%, 7/15/15	860,000	868,261
Essex Portfolio LP, 3.625%, 8/15/22	3,120,000	3,167,643
Essex Portfolio LP, 3.375%, 1/15/23	1,430,000	1,406,870
Essex Portfolio LP, 3.25%, 5/1/23	1,010,000	979,165
HCP, Inc., 3.75%, 2/1/16	4,600,000	4,729,651
Health Care REIT, Inc., 2.25%, 3/15/18	960,000	966,749
Health Care REIT, Inc., 3.75%, 3/15/23	2,590,000	2,616,814
Hospitality Properties Trust, 4.65%, 3/15/24	4,830,000	4,956,280
Hospitality Properties Trust, 4.50%, 3/15/25	1,850,000	1,865,980
Host Hotels & Resorts LP, 6.00%, 10/1/21	1,370,000	1,577,578
Host Hotels & Resorts LP, 3.75%, 10/15/23	1,450,000	1,448,987
Kilroy Realty LP, 3.80%, 1/15/23	5,200,000	5,270,517
Realty Income Corp., 4.125%, 10/15/26	1,090,000	1,113,679
Reckson Operating Partnership LP, 6.00%, 3/31/16	1,660,000	1,750,717
Senior Housing Properties Trust, 4.75%, 5/1/24	2,460,000	2,528,782
SL Green Realty Corp., 7.75%, 3/15/20	2,805,000	3,354,575
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	2,960,000	3,020,908
		50,232,717
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	4,310,000	4,528,952
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	1,480,000	1,673,211
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,780,000	3,104,129
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,530,000	1,604,915
CSX Corp., 4.25%, 6/1/21	1,400,000	1,522,585
CSX Corp., 3.40%, 8/1/24	1,840,000	1,867,409
Norfolk Southern Corp., 5.75%, 4/1/18	2,560,000	2,875,041
Norfolk Southern Corp., 3.25%, 12/1/21	2,000,000	2,050,268
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	3,420,000	3,468,728
Union Pacific Corp., 4.00%, 2/1/21	1,810,000	1,987,786
Union Pacific Corp., 4.75%, 9/15/41	1,020,000	1,150,470
		25,833,494
Semiconductors and Semiconductor Equipment†
KLA-Tencor Corp., 4.65%, 11/1/24	1,100,000	1,140,968
Software — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	2,980,000	3,136,450
Intuit, Inc., 5.75%, 3/15/17	5,123,000	5,633,461
Oracle Corp., 2.50%, 10/15/22	1,880,000	1,834,510
Oracle Corp., 3.625%, 7/15/23	570,000	598,861

Oracle Corp., 3.40%, 7/8/24	2,890,000	2,957,294
		14,160,576
Specialty Retail — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	3,720,000	4,876,704
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	4,150,000	4,430,125
United Rentals North America, Inc., 5.75%, 7/15/18	4,390,000	4,598,525
		13,905,354
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 2.30%, 9/10/15	2,040,000	2,044,488
Dell, Inc., 3.10%, 4/1/16	820,000	826,150
Hewlett-Packard Co., 4.30%, 6/1/21	4,070,000	4,288,921
Seagate HDD Cayman, 4.75%, 6/1/23	4,270,000	4,442,700
		11,602,259
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	4,164,000	4,434,660
L Brands, Inc., 6.90%, 7/15/17	1,830,000	2,022,150
PVH Corp., 4.50%, 12/15/22	2,920,000	2,898,100
		9,354,910
Tobacco — 0.2%
Altria Group, Inc., 2.85%, 8/9/22	5,270,000	5,129,496
Philip Morris International, Inc., 4.125%, 5/17/21	3,860,000	4,203,386
		9,332,882
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 5.00%, 3/30/20	1,200,000	1,329,288
America Movil SAB de CV, 3.125%, 7/16/22	4,460,000	4,411,564
Sprint Communications, 6.00%, 12/1/16	2,210,000	2,315,859
Sprint Communications, 9.00%, 11/15/18(1)	2,320,000	2,644,568
T-Mobile USA, Inc., 6.46%, 4/28/19	3,850,000	4,013,625
Vodafone Group plc, 5.625%, 2/27/17	3,320,000	3,599,202
		18,314,106
TOTAL CORPORATE BONDS (Cost $1,459,549,072)		1,507,683,081
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 27.9%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.9%
FHLMC, VRN, 1.74%, 1/15/15	4,076,959	4,150,863
FHLMC, VRN, 1.84%, 1/15/15	8,211,239	8,396,968
FHLMC, VRN, 1.97%, 1/15/15	6,007,602	6,202,789
FHLMC, VRN, 1.99%, 1/15/15	6,969,856	7,152,278
FHLMC, VRN, 2.09%, 1/15/15	11,397,961	11,511,525
FHLMC, VRN, 2.35%, 1/15/15	12,970,401	13,024,877
FHLMC, VRN, 2.375%, 1/15/15	14,263,586	15,281,553
FHLMC, VRN, 2.38%, 1/15/15	2,123,994	2,280,314
FHLMC, VRN, 2.56%, 1/15/15	1,886,988	2,000,862
FHLMC, VRN, 2.86%, 1/15/15	2,131,053	2,197,833
FHLMC, VRN, 3.24%, 1/15/15	2,824,884	2,975,157
FHLMC, VRN, 3.29%, 1/15/15	4,836,379	5,097,235
FHLMC, VRN, 3.55%, 1/15/15	2,208,909	2,353,051
FHLMC, VRN, 3.79%, 1/15/15	5,435,921	5,725,485
FHLMC, VRN, 3.79%, 1/15/15	2,758,627	2,907,873

FHLMC, VRN, 3.80%, 1/15/15	1,178,294	1,250,431
FHLMC, VRN, 4.06%, 1/15/15	3,528,239	3,724,288
FHLMC, VRN, 4.26%, 1/15/15	4,025,395	4,223,255
FHLMC, VRN, 5.09%, 1/15/15	1,060,690	1,130,719
FHLMC, VRN, 5.23%, 1/15/15	1,896,193	1,981,857
FHLMC, VRN, 5.37%, 1/15/15	2,831,384	2,996,433
FHLMC, VRN, 5.77%, 1/15/15	7,833,362	8,317,893
FHLMC, VRN, 5.94%, 1/15/15	6,294,868	6,743,905
FHLMC, VRN, 6.12%, 1/15/15	3,294,044	3,511,684
FNMA, VRN, 1.89%, 1/25/15	1,787,380	1,902,280
FNMA, VRN, 1.92%, 1/25/15	1,515,552	1,597,495
FNMA, VRN, 1.94%, 1/25/15	7,759,235	8,289,731
FNMA, VRN, 1.94%, 1/25/15	9,741,799	10,284,374
FNMA, VRN, 1.94%, 1/25/15	13,190,525	14,057,074
FNMA, VRN, 1.94%, 1/25/15	4,122,304	4,418,041
FNMA, VRN, 2.33%, 1/25/15	875,986	936,205
FNMA, VRN, 2.71%, 1/25/15	9,408,170	9,662,560
FNMA, VRN, 3.07%, 1/25/15	2,945,417	3,081,037
FNMA, VRN, 3.25%, 1/25/15	2,248,414	2,416,480
FNMA, VRN, 3.36%, 1/25/15	1,861,434	1,940,880
FNMA, VRN, 3.71%, 1/25/15	3,884,281	4,084,188
FNMA, VRN, 3.91%, 1/25/15	5,389,877	5,695,752
FNMA, VRN, 5.29%, 1/25/15	4,200,341	4,485,723
FNMA, VRN, 6.07%, 1/25/15	774,172	833,051
		198,823,999
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 24.0%
FHLMC, 6.50%, 6/1/16	11,362	11,639
FHLMC, 6.50%, 6/1/16	4,943	5,078
FHLMC, 5.00%, 11/1/17	121,724	127,875
FHLMC, 4.50%, 1/1/19	22,676	23,822
FHLMC, 5.00%, 1/1/21	1,711,258	1,830,504
FHLMC, 5.00%, 4/1/21	380,300	405,239
FHLMC, 7.00%, 9/1/27	3,974	4,658
FHLMC, 6.50%, 1/1/28	6,233	7,221
FHLMC, 7.00%, 2/1/28	1,006	1,133
FHLMC, 6.50%, 3/1/29	37,143	43,452
FHLMC, 6.50%, 6/1/29	35,818	40,960
FHLMC, 7.00%, 8/1/29	4,361	4,966
FHLMC, 5.00%, 4/1/31	7,391,788	8,238,041
FHLMC, 5.00%, 5/1/31	8,294,761	9,243,691
FHLMC, 6.50%, 5/1/31	1,020	1,159
FHLMC, 6.50%, 5/1/31	21,765	24,747
FHLMC, 6.50%, 6/1/31	702	798
FHLMC, 6.50%, 6/1/31	106	121
FHLMC, 6.50%, 6/1/31	1,311	1,490
FHLMC, 6.50%, 6/1/31	2,865	3,256
FHLMC, 5.50%, 12/1/33	463,194	516,828
FHLMC, 6.00%, 9/1/35	7,757,026	8,883,924
FHLMC, 5.50%, 12/1/37	500,255	559,594

FHLMC, 5.50%, 1/1/38	1,271,412	1,424,029
FHLMC, 6.00%, 2/1/38	4,745,326	5,374,532
FHLMC, 5.50%, 4/1/38	1,510,764	1,690,629
FHLMC, 6.00%, 8/1/38	202,831	230,269
FHLMC, 6.50%, 7/1/47	16,973	18,697
FNMA, 3.00%, 1/14/15(3)(4)	45,000,000	45,496,045
FNMA, 3.50%, 1/14/15(3)(4)	95,000,000	98,990,259
FNMA, 4.00%, 1/14/15(3)(4)	179,000,000	190,990,678
FNMA, 4.50%, 1/14/15(3)(4)	55,000,000	59,697,443
FNMA, 5.00%, 1/14/15(3)(4)	96,000,000	106,066,718
FNMA, 5.50%, 1/14/15(3)(4)	37,000,000	41,390,892
FNMA, 5.50%, 12/1/16	52,466	55,401
FNMA, 5.50%, 12/1/16	14,410	15,217
FNMA, 5.00%, 6/1/18	1,357,092	1,431,132
FNMA, 4.50%, 5/1/19	453,106	477,354
FNMA, 2.625%, 9/6/24	7,760,000	7,868,756
FNMA, 6.50%, 1/1/26	27,858	31,743
FNMA, 7.00%, 12/1/27	5,472	6,153
FNMA, 6.50%, 1/1/28	4,337	4,942
FNMA, 7.50%, 4/1/28	21,567	24,471
FNMA, 7.00%, 5/1/28	20,729	21,963
FNMA, 7.00%, 6/1/28	748	823
FNMA, 6.50%, 1/1/29	5,510	6,315
FNMA, 6.50%, 4/1/29	15,720	17,913
FNMA, 7.00%, 7/1/29	5,871	6,320
FNMA, 7.50%, 7/1/29	48,412	54,291
FNMA, 7.50%, 9/1/30	12,759	15,018
FNMA, 6.625%, 11/15/30	38,280,000	56,934,265
FNMA, 5.00%, 6/1/31	6,543,702	7,298,971
FNMA, 5.00%, 7/1/31	10,422,017	11,624,236
FNMA, 7.00%, 9/1/31	80,860	91,907
FNMA, 6.50%, 1/1/32	31,252	35,613
FNMA, 6.50%, 8/1/32	90,915	105,000
FNMA, 6.50%, 8/1/32	4,483	5,109
FNMA, 5.50%, 2/1/33	4,797,195	5,407,562
FNMA, 5.00%, 6/1/33	5,254,100	5,820,982
FNMA, 5.50%, 6/1/33	271,606	306,446
FNMA, 5.50%, 7/1/33	1,727,193	1,947,242
FNMA, 5.00%, 8/1/33	834,617	924,788
FNMA, 5.50%, 8/1/33	602,030	678,127
FNMA, 5.50%, 9/1/33	841,220	954,574
FNMA, 5.00%, 11/1/33	3,222,354	3,570,428
FNMA, 6.00%, 12/1/33	2,433,419	2,779,924
FNMA, 5.50%, 1/1/34	797,530	898,727
FNMA, 5.50%, 2/1/34	3,131,074	3,540,299
FNMA, 5.00%, 3/1/34	1,872,803	2,074,756
FNMA, 4.50%, 1/1/35	12,534,040	13,668,754
FNMA, 5.00%, 4/1/35	4,690,509	5,195,605
FNMA, 5.00%, 6/1/35	3,499,418	3,874,859

FNMA, 5.00%, 7/1/35	6,561,751	7,267,756
FNMA, 5.00%, 8/1/35	216,438	239,525
FNMA, 4.50%, 9/1/35	871,390	950,573
FNMA, 5.00%, 10/1/35	1,972,133	2,182,491
FNMA, 5.50%, 12/1/35	9,589,011	10,779,339
FNMA, 5.00%, 2/1/36	1,233,968	1,365,600
FNMA, 5.50%, 4/1/36	1,340,929	1,499,269
FNMA, 5.50%, 5/1/36	2,685,636	3,009,310
FNMA, 5.50%, 7/1/36	672,696	752,840
FNMA, 5.50%, 2/1/37	371,616	415,475
FNMA, 5.50%, 5/1/37	733,467	819,652
FNMA, 6.00%, 8/1/37	1,084,399	1,241,084
FNMA, 6.50%, 8/1/37	382,019	416,880
FNMA, 6.00%, 9/1/37	4,705,146	5,336,611
FNMA, 6.00%, 11/1/37	6,495,562	7,415,654
FNMA, 5.50%, 12/1/37	3,444,181	3,852,328
FNMA, 5.50%, 2/1/38	757,819	846,865
FNMA, 5.50%, 6/1/38	1,409,331	1,587,950
FNMA, 6.00%, 9/1/38	130,581	143,421
FNMA, 6.00%, 11/1/38	106,000	116,438
FNMA, 5.50%, 12/1/38	2,811,838	3,178,457
FNMA, 5.00%, 1/1/39	1,837,480	2,044,351
FNMA, 5.50%, 1/1/39	15,142,896	16,922,229
FNMA, 4.50%, 2/1/39	3,260,789	3,544,184
FNMA, 5.00%, 2/1/39	7,311,019	8,175,549
FNMA, 4.50%, 4/1/39	5,122,961	5,638,125
FNMA, 4.50%, 5/1/39	12,580,312	13,904,641
FNMA, 6.50%, 5/1/39	3,643,032	4,176,597
FNMA, 5.00%, 8/1/39	6,509,990	7,273,632
FNMA, 4.50%, 10/1/39	20,363,739	22,418,707
FNMA, 4.00%, 10/1/40	19,147,207	20,648,933
FNMA, 4.50%, 11/1/40	18,004,006	19,759,063
FNMA, 4.00%, 8/1/41	17,949,451	19,342,327
FNMA, 4.50%, 9/1/41	12,334,942	13,410,763
FNMA, 3.50%, 10/1/41	22,707,804	23,710,498
FNMA, 3.50%, 6/1/42	40,609,162	42,479,277
FNMA, 6.50%, 8/1/47	71,811	79,655
FNMA, 6.50%, 8/1/47	100,583	111,528
FNMA, 6.50%, 9/1/47	174,474	193,498
FNMA, 6.50%, 9/1/47	8,407	9,325
FNMA, 6.50%, 9/1/47	38,409	42,605
FNMA, 6.50%, 9/1/47	55,792	61,903
FNMA, 6.50%, 9/1/47	14,914	16,538
GNMA, 3.50%, 1/21/15(4)	49,000,000	51,417,867
GNMA, 7.00%, 11/15/22	12,351	13,455
GNMA, 7.00%, 4/20/26	3,814	4,450
GNMA, 7.50%, 8/15/26	7,847	9,212
GNMA, 8.00%, 8/15/26	3,810	4,458
GNMA, 7.50%, 5/15/27	8,137	9,120

GNMA, 8.00%, 6/15/27	11,476	11,985
GNMA, 7.50%, 11/15/27	1,846	1,905
GNMA, 7.00%, 2/15/28	3,794	3,861
GNMA, 7.50%, 2/15/28	3,389	3,476
GNMA, 6.50%, 3/15/28	12,080	13,794
GNMA, 7.00%, 4/15/28	2,025	2,032
GNMA, 6.50%, 5/15/28	972	1,109
GNMA, 6.50%, 5/15/28	33,063	37,755
GNMA, 7.00%, 12/15/28	6,553	6,834
GNMA, 7.00%, 5/15/31	36,219	42,394
GNMA, 4.50%, 8/15/33	2,534,310	2,794,149
GNMA, 6.00%, 9/20/38	1,851,070	2,087,193
GNMA, 5.50%, 11/15/38	3,713,611	4,172,397
GNMA, 5.50%, 11/15/38	1,831,539	2,070,057
GNMA, 6.00%, 1/20/39	537,389	605,943
GNMA, 5.00%, 3/20/39	3,689,420	4,116,911
GNMA, 4.50%, 4/15/39	5,555,100	6,074,197
GNMA, 4.50%, 11/15/39	30,536,387	33,752,641
GNMA, 4.50%, 1/15/40	3,051,204	3,343,784
GNMA, 4.00%, 7/15/40	5,419,503	5,820,134
GNMA, 4.00%, 11/20/40	43,323,239	46,612,445
GNMA, 4.50%, 12/15/40	9,646,139	10,667,153
GNMA, 4.50%, 7/20/41	13,655,749	14,969,787
GNMA, 3.50%, 6/20/42	14,553,667	15,299,825
GNMA, 3.50%, 7/20/42	22,305,072	23,448,644
		1,223,926,786
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,390,342,506)		1,422,750,785
U.S. TREASURY SECURITIES — 26.0%
U.S. Treasury Bonds, 10.625%, 8/15/15	19,570,000	20,838,234
U.S. Treasury Bonds, 6.75%, 8/15/26	6,000,000	8,758,596
U.S. Treasury Bonds, 6.125%, 11/15/27	13,206,000	18,802,043
U.S. Treasury Bonds, 5.50%, 8/15/28	8,000,000	10,932,496
U.S. Treasury Bonds, 5.25%, 2/15/29	12,500,000	16,821,288
U.S. Treasury Bonds, 5.375%, 2/15/31	25,100,000	35,020,373
U.S. Treasury Bonds, 3.50%, 2/15/39	14,100,000	16,213,900
U.S. Treasury Bonds, 4.375%, 11/15/39	21,250,000	27,883,995
U.S. Treasury Bonds, 4.625%, 2/15/40	23,250,000	31,612,746
U.S. Treasury Bonds, 4.375%, 5/15/41	11,500,000	15,268,044
U.S. Treasury Bonds, 2.75%, 11/15/42	19,500,000	19,503,042
U.S. Treasury Bonds, 2.875%, 5/15/43	6,000,000	6,143,904
U.S. Treasury Bonds, 3.125%, 8/15/44	60,650,000	65,307,738
U.S. Treasury Bonds, 3.00%, 11/15/44	7,300,000	7,674,125
U.S. Treasury Notes, VRN, 0.09%, 1/6/15	256,243,800	256,096,716
U.S. Treasury Notes, 2.25%, 1/31/15	60,000,000	60,105,480
U.S. Treasury Notes, 0.375%, 11/15/15	10,000,000	10,010,160
U.S. Treasury Notes, 2.125%, 12/31/15	4,000,000	4,072,580
U.S. Treasury Notes, 0.375%, 1/15/16	20,000,000	20,017,960
U.S. Treasury Notes, 0.50%, 6/15/16	10,000,000	10,006,450
U.S. Treasury Notes, 1.50%, 6/30/16	15,000,000	15,223,830

U.S. Treasury Notes, 0.875%, 11/30/16	16,500,000	16,572,188
U.S. Treasury Notes, 0.875%, 2/28/17	10,000,000	10,024,610
U.S. Treasury Notes, 0.50%, 7/31/17	43,000,000	42,509,542
U.S. Treasury Notes, 2.375%, 7/31/17	59,000,000	61,141,051
U.S. Treasury Notes, 0.75%, 10/31/17	7,550,000	7,487,478
U.S. Treasury Notes, 1.875%, 10/31/17	38,600,000	39,497,141
U.S. Treasury Notes, 0.875%, 1/31/18	42,000,000	41,653,836
U.S. Treasury Notes, 2.625%, 4/30/18	7,700,000	8,050,111
U.S. Treasury Notes, 1.00%, 5/31/18	40,640,000	40,239,940
U.S. Treasury Notes, 1.375%, 6/30/18	15,360,000	15,392,394
U.S. Treasury Notes, 1.375%, 11/30/18	35,000,000	34,927,550
U.S. Treasury Notes, 1.75%, 9/30/19	65,000,000	65,375,765
U.S. Treasury Notes, 1.50%, 11/30/19	50,900,000	50,569,964
U.S. Treasury Notes, 1.625%, 12/31/19	50,000,000	49,929,700
U.S. Treasury Notes, 2.125%, 9/30/21	55,000,000	55,605,880
U.S. Treasury Notes, 2.00%, 10/31/21	114,000,000	114,276,108
TOTAL U.S. TREASURY SECURITIES (Cost $1,293,482,638)		1,329,566,958
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 5.8%
Private Sponsor Collateralized Mortgage Obligations — 5.1%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.62%, 1/1/15	4,834,611	4,852,006
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	1,647,099	1,301,162
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 1/1/15	3,402,284	3,427,545
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	1,649,446	1,669,889
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.71%, 1/1/15	3,664,425	3,661,753
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	5,076,159	5,302,086
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.66%, 1/1/15	5,127,878	5,142,241
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	1,750,311	1,831,624
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 1/1/15	7,286,169	7,243,231
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	2,425,297	2,376,888
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	3,535,531	3,743,881
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	1,428,079	1,500,658
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	184,613	181,205
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	701,271	691,332
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 1/1/15	970,426	969,981
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.23%, 1/1/15	7,886,105	7,840,231
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.12%, 1/1/15	3,611,555	3,478,993
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 1/1/15	3,848,699	3,753,249
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 1/1/15	6,680,580	6,650,544
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.58%, 1/1/15	6,471,561	6,464,993
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 1/1/15	13,408,838	13,495,405
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	793,745	800,818
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 1/1/15	2,939,747	2,949,795
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 1/1/15	2,730,720	2,742,667
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 1/1/15	5,052,288	4,955,800
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.63%, 1/1/15	4,348,648	4,429,287
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/15(1)	4,329,404	4,285,729
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 1/1/15	3,229,495	3,297,214
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 1/25/15	4,481,876	4,453,636
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 1/1/15	6,123,086	6,020,877

PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.49%, 1/1/15	1,502,844	1,513,104
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/15	1,615,823	1,625,266
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/15(1)	3,593,239	3,736,845
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.51%, 1/1/15	6,639,601	6,632,862
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 1/1/15	978,765	998,890
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 1/1/15	8,831,725	8,840,566
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 1/25/15	4,804,834	4,682,803
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	1,324,894	1,372,702
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 1/1/15	6,490,179	6,462,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 1/1/15	1,300,138	1,306,080
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-DD, Class 2A6, VRN, 2.62%, 1/1/15	4,510,590	4,502,416
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.62%, 1/1/15	7,891,743	7,964,576
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 1/1/15	1,185,939	1,188,551
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 1/1/15	4,959,995	5,068,118
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 1/1/15	9,164,352	9,235,944
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	619,693	634,067
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	3,525,875	3,709,850
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	3,634,069	3,833,481
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 1/1/15	6,612,761	6,734,409
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 1/1/15	10,597,204	10,806,637
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 1/1/15	2,192,525	2,205,404
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 1/1/15	1,894,534	1,911,846
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 1/1/15	832,842	846,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.05%, 1/1/15	5,095,110	5,158,183
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.59%, 1/1/15	1,446,192	1,458,790
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	5,660,225	5,825,062
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	5,478,651	5,711,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	2,287,442	2,290,642
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	2,216,921	2,305,599
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	1,547,505	1,436,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	2,435,211	2,532,440
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	3,849,895	3,992,503
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	2,540,362	2,632,750
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	959,031	991,731
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	2,315,696	2,355,169
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/1/15	3,439,248	3,436,087
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	4,626,002	4,890,211
		260,345,409
U.S. Government Agency Collateralized Mortgage Obligations — 0.7%
FHLB, Series 00-1239, Class 1, 4.81%, 8/20/15	276,769	282,868
FHLMC, Series 2684, Class FP, VRN, 0.66%, 1/15/15	3,174,729	3,186,910
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,032,287	1,114,973
FHLMC, Series 3397, Class GF, VRN, 0.66%, 1/15/15	2,244,918	2,265,336
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	4,100	4,494
FNMA, Series 2006-43, Class FM, VRN, 0.47%, 1/25/15	2,545,884	2,552,405
FNMA, Series 2007-36, Class FB, VRN, 0.57%, 1/25/15	5,167,203	5,202,996
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	18,746,862	18,738,004
GNMA, Series 2007-5, Class FA, VRN, 0.31%, 1/20/15	4,815,442	4,799,089
		38,147,075
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $295,964,968)		298,492,484

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 5.3%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/15	4,550,000	4,689,403
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	18,550,000	18,624,228
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 1/15/15(1)	11,275,000	11,272,627
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	14,000,000	14,301,574
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.11%, 1/15/15(1)	18,950,000	19,008,413
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 1/15/15(1)	11,015,000	10,978,805
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	9,966,000	10,869,627
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	10,025,000	10,673,938
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/15	2,000,000	2,129,810
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.84%, 9/10/47	5,295,000	5,627,489
Commercial Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	13,475,000	14,275,455
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	10,644,922	10,691,621
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	7,022,827	7,031,212
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	15,000,000	15,671,235
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/1/15(1)	17,600,000	17,923,910
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/10/15	6,400,000	6,786,102
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	8,750,000	9,572,583
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	7,225,000	7,933,498
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.06%, 1/15/15(1)	12,925,000	12,959,626
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	1,508,613	1,531,589
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/15	15,000,000	15,291,263
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	8,300,000	8,504,960
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	16,205,406	16,347,000
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(1)	10,960,000	11,160,371
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 1/1/15(1)	5,000,000	5,198,828
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $264,792,205)		269,055,167
SOVEREIGN GOVERNMENTS AND AGENCIES — 4.0%
Brazil — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19	$2,990,000	3,348,800
Brazilian Government International Bond, 4.875%, 1/22/21	$1,780,000	1,900,150
Brazilian Government International Bond, 2.625%, 1/5/23	$3,660,000	3,339,750
Brazilian Government International Bond, 4.25%, 1/7/25	$1,320,000	1,321,650
		9,910,350
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21	$2,580,000	2,676,750
Chile Government International Bond, 3.625%, 10/30/42	$1,500,000	1,368,750
		4,045,500
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	$5,510,000	5,840,600
Colombia Government International Bond, 6.125%, 1/18/41	$1,200,000	1,446,000
		7,286,600
Italy†
Italy Government International Bond, 6.875%, 9/27/23	$1,920,000	2,442,612
Mexico — 0.4%
Mexico Government International Bond, 5.625%, 1/15/17	$920,000	1,000,500
Mexico Government International Bond, MTN, 5.95%, 3/19/19	$7,100,000	8,051,400
Mexico Government International Bond, 5.125%, 1/15/20	$3,290,000	3,635,450

Mexico Government International Bond, 6.05%, 1/11/40		$1,480,000	1,817,440
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$6,350,000	6,651,625
			21,156,415
Norway — 1.4%
Norway Government Bond, 3.75%, 5/25/21	NOK	453,000,000	70,187,375
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$680,000	885,700
Peruvian Government International Bond, 5.625%, 11/18/50		$2,640,000	3,121,800
			4,007,500
Philippines — 0.2%
Philippine Government International Bond, 4.00%, 1/15/21		$4,170,000	4,534,875
Philippine Government International Bond, 6.375%, 10/23/34		$2,840,000	3,812,700
			8,347,575
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		$2,400,000	2,705,520
Poland Government International Bond, 3.00%, 3/17/23		$1,290,000	1,287,877
			3,993,397
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$1,500,000	1,560,000
South Korea — 0.2%
Export-Import Bank of Korea, 3.75%, 10/20/16		$3,690,000	3,855,415
Korea Development Bank (The), 3.25%, 3/9/16		$3,480,000	3,565,090
Korea Development Bank (The), 4.00%, 9/9/16		$2,470,000	2,581,466
			10,001,971
Spain — 1.1%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	37,500,000	56,489,227
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$6,100,000	5,810,250
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$1,630,000	1,467,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $214,100,834)			206,705,772
ASSET-BACKED SECURITIES(2) — 4.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)		9,815,000	10,042,394
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(1)		9,425,000	9,478,388
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16		1,204,740	1,206,411
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.41%, 1/15/15		12,000,000	11,930,382
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 1/7/15(1)		13,400,000	13,398,559
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16		3,732,085	3,731,318
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17		15,125,000	15,121,559
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.52%, 1/15/15		10,900,000	10,891,651
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)		6,599,809	6,598,908
Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)		20,900,000	20,884,701
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.33%, 1/15/15		13,968,515	13,949,050
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.71%, 1/10/15(1)		10,000,000	10,005,710
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.56%, 1/10/15(1)		8,500,000	8,494,016
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)		3,544,912	3,567,241
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)		11,804,305	11,692,247
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16		18,863,230	18,866,663

John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	9,575,000	9,573,080
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(1)	13,507,529	13,420,905
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	7,906,250	7,950,735
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27	3,183,516	3,247,187
TOTAL ASSET-BACKED SECURITIES (Cost $204,338,741)		204,051,105
MUNICIPAL SECURITIES — 1.4%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	2,100,000	3,134,754
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	1,694,000	2,382,730
California GO, (Building Bonds), 6.65%, 3/1/22	1,660,000	2,051,528
California GO, (Building Bonds), 7.55%, 4/1/39	1,325,000	2,049,351
California GO, (Building Bonds), 7.30%, 10/1/39	2,230,000	3,279,973
California GO, (Building Bonds), 7.60%, 11/1/40	1,055,000	1,676,068
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	5,602,000	5,608,779
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	1,665,000	1,897,700
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	1,600,000	2,368,896
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	620,000	790,717
Los Angeles Unified School District GO, Series 2010 J, (Election of 2005), 5.98%, 5/1/27	1,000,000	1,246,530
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	795,000	1,007,853
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	2,235,000	3,089,217
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	1,470,000	2,053,134
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	2,050,000	2,506,064
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	680,000	1,027,806
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	1,000,000	1,464,580
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34	2,830,000	3,186,184
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	1,420,000	1,847,945
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	1,385,000	1,738,646
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,000,000	2,291,120
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	1,000,000	1,058,840
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	3,695,000	4,694,571
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	2,385,000	3,075,601
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	2,620,000	3,120,341
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	1,700,000	2,279,003
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	1,315,000	1,491,420
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	2,375,000	3,097,428
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	2,990,000	3,638,860
TOTAL MUNICIPAL SECURITIES (Cost $54,701,198)		69,155,639
TEMPORARY CASH INVESTMENTS — 7.0%
BNP Paribas Finance, Inc., 0.02%, 1/2/15(5)	169,726,000	169,724,863
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $31,069,029), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $30,430,130)		30,430,062
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.125%, valued at $124,204,750), at 0.00%, dated 12/31/14, due 1/02/15 (Delivery value $121,755,000)		121,755,000
SSgA U.S. Government Money Market Fund, Class N	34,206,030	34,206,030
TOTAL TEMPORARY CASH INVESTMENTS (Cost $356,116,998)		356,115,955
TOTAL INVESTMENT SECURITIES — 110.9% (Cost $5,533,389,160)		5,663,576,946
OTHER ASSETS AND LIABILITIES(6) — (10.9)%		(557,952,158)
TOTAL NET ASSETS — 100.0%		$5,105,624,788

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	78,262,458	USD	98,156,775	UBS AG	2/12/15	(3,418,686)
USD	492,892	EUR	400,000	HSBC Holdings plc	2/12/15	8,685
USD	3,362,033	EUR	2,680,000	HSBC Holdings plc	2/12/15	117,846
USD	1,660,178	EUR	1,350,175	JPMorgan Chase Bank N.A.	2/12/15	25,767
USD	216,636,022	EUR	173,458,686	UBS AG	2/12/15	6,661,216
USD	471,138	GBP	300,000	HSBC Holdings plc	2/12/15	3,698
USD	500,832	GBP	320,000	HSBC Holdings plc	2/12/15	2,229
USD	35,059,372	GBP	22,287,371	UBS AG	2/12/15	332,671
USD	480,000	NOK	3,385,872	HSBC Holdings plc	2/12/15	26,202
USD	480,000	NOK	3,237,634	HSBC Holdings plc	2/12/15	46,070
USD	1,460,000	NOK	10,716,254	HSBC Holdings plc	2/12/15	23,733
USD	74,791,927	NOK	508,780,162	JPMorgan Chase Bank N.A.	2/12/15	6,601,688
SEK	6,367,246	USD	857,688	Westpac Group	2/12/15	(40,801)
						10,390,318

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $429,903,783, which represented 8.4% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,616,350.

(4)	Forward commitment. Settlement date is indicated.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	1,507,683,081	—
U.S. Government Agency Mortgage-Backed Securities	—	1,422,750,785	—
U.S. Treasury Securities	—	1,329,566,958	—
Collateralized Mortgage Obligations	—	298,492,484	—
Commercial Mortgage-Backed Securities	—	269,055,167	—
Sovereign Governments and Agencies	—	206,705,772	—
Asset-Backed Securities	—	204,051,105	—
Municipal Securities	—	69,155,639	—
Temporary Cash Investments	34,206,030	321,909,925	—
	34,206,030	5,629,370,916	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	13,849,805	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,459,487)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,533,507,973
Gross tax appreciation of investments	$164,273,252
Gross tax depreciation of investments	(34,204,279)
Net tax appreciation (depreciation) of investments	$130,068,973

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2014

High-Yield - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 93.1%
Aerospace and Defense — 0.3%
KLX, Inc., 5.875%, 12/1/22(1)	845,000	855,563
TransDigm, Inc., 6.00%, 7/15/22	1,650,000	1,654,125
		2,509,688
Airlines†
United Continental Holdings, Inc., 6.375%, 6/1/18	250,000	265,000
Auto Components — 0.8%
Allison Transmission, Inc., 7.125%, 5/15/19(1)	700,000	735,875
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	500,000	527,500
Dana Holding Corp., 6.75%, 2/15/21	975,000	1,035,937
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	750,000	798,750
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	1,450,000	1,573,250
Schaeffler Finance BV, 4.75%, 5/15/21(1)	225,000	226,125
UCI International, Inc., 8.625%, 2/15/19	1,250,000	1,200,000
		6,097,437
Automobiles — 1.0%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	3,400,000	3,591,250
Chrysler Group LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	200,000	222,500
General Motors Co., 3.50%, 10/2/18	1,750,000	1,793,750
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,250,000	1,254,687
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	250,000	275,000
		7,137,187
Banks — 2.8%
Akbank TAS, 3.875%, 10/24/17	920,000	933,402
Banco Bradesco SA, 4.50%, 1/12/17	920,000	954,500
Banco do Brasil SA, 3.875%, 1/23/17	920,000	949,900
Barclays Bank plc, 7.625%, 11/21/22	1,000,000	1,095,300
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	920,000	932,080
CGG SA, 6.50%, 6/1/21	225,000	172,125
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	920,000	963,774
Corpbanca SA, 3.125%, 1/15/18	920,000	916,215
Grupo Aval Ltd., 5.25%, 2/1/17	920,000	966,000
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	920,000	972,184
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)	1,700,000	1,652,939
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(1)	2,750,000	2,942,500
Regions Bank, 6.45%, 6/26/37	1,500,000	1,887,228
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	3,600,000	3,798,000
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	1,750,000	2,047,500
		21,183,647
Building Products — 0.3%
Masco Corp., 5.95%, 3/15/22	1,200,000	1,338,000
Masonite International Corp., 8.25%, 4/15/21(1)	250,000	268,125
USG Corp., 7.875%, 3/30/20(1)	250,000	268,438
		1,874,563

Capital Markets — 0.5%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	920,000	949,877
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	2,500,000	2,962,500
		3,912,377
Chemicals — 1.1%
Ashland, Inc., 4.75%, 8/15/22	2,250,000	2,261,250
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	1,450,000	1,294,125
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	1,500,000	1,477,500
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	500,000	362,500
Ineos Finance plc, 8.375%, 2/15/19(1)	600,000	639,750
Ineos Finance plc, 7.50%, 5/1/20(1)	950,000	1,001,062
INEOS Group Holdings SA, 6.125%, 8/15/18(1)	125,000	120,625
WR Grace & Co-Conn, 5.125%, 10/1/21(1)	1,100,000	1,130,250
		8,287,062
Commercial Services and Supplies — 1.7%
ACCO Brands Corp., 6.75%, 4/30/20	450,000	473,175
ADT Corp. (The), 6.25%, 10/15/21	2,000,000	2,060,000
Clean Harbors, Inc., 5.25%, 8/1/20	1,100,000	1,111,000
Covanta Holding Corp., 5.875%, 3/1/24	1,600,000	1,636,000
Envision Healthcare Corp., 5.125%, 7/1/22(1)	2,260,000	2,248,700
Global A&T Electronics Ltd., 10.00%, 2/1/19(1)	250,000	223,000
Iron Mountain, Inc., 8.375%, 8/15/21	71,000	74,106
Iron Mountain, Inc., 5.75%, 8/15/24	1,500,000	1,516,875
Modular Space Corp., 10.25%, 1/31/19(1)	1,935,000	1,678,612
ServiceMaster Co. LLC (The), 8.00%, 2/15/20	1,527,000	1,614,803
		12,636,271
Communications Equipment — 2.1%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	5,420,000	5,747,910
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	1,001,000	960,960
Avaya, Inc., 7.00%, 4/1/19(1)	1,450,000	1,421,000
CommScope, Inc., 5.50%, 6/15/24(1)	863,000	854,370
Crown Castle International Corp., 5.25%, 1/15/23	3,000,000	3,075,000
DreamWorks Animation SKG, Inc., 6.875%, 8/15/20(1)	1,100,000	1,133,000
Nokia Oyj, 5.375%, 5/15/19	700,000	752,500
SBA Communications Corp., 5.625%, 10/1/19	1,000,000	1,027,500
SBA Communications Corp., 4.875%, 7/15/22(1)	1,000,000	965,000
		15,937,240
Construction and Engineering — 0.1%
Tutor Perini Corp., 7.625%, 11/1/18	1,000,000	1,040,000
Construction Materials — 1.4%
Associated Materials LLC, 9.125%, 11/1/17	950,000	788,500
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	1,000,000	1,027,500
Building Materials Corp. of America, 6.75%, 5/1/21(1)	1,060,000	1,123,600
Covanta Holding Corp., 7.25%, 12/1/20	1,050,000	1,120,875
Headwaters, Inc., 7.625%, 4/1/19	500,000	523,750
Interline Brands, Inc., PIK, 10.00%, 11/15/18	859,000	901,950
Louisiana-Pacific Corp., 7.50%, 6/1/20	400,000	423,000
Nortek, Inc., 8.50%, 4/15/21	1,500,000	1,612,500
Ply Gem Industries, Inc., 6.50%, 2/1/22	775,000	731,406

Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	500,000	557,500
USG Corp., 5.875%, 11/1/21(1)	1,100,000	1,116,500
Vulcan Materials Co., 7.00%, 6/15/18	800,000	884,000
		10,811,081
Consumer Finance — 3.5%
24 Hour Holdings III LLC, 8.00%, 6/1/22(1)	1,000,000	805,000
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(1)	1,250,000	1,231,250
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(1)	1,500,000	1,372,500
CIT Group, Inc., 4.25%, 8/15/17	3,500,000	3,578,750
CIT Group, Inc., 5.50%, 2/15/19(1)	1,500,000	1,587,188
CIT Group, Inc., 3.875%, 2/19/19	1,500,000	1,500,000
CIT Group, Inc., 5.00%, 8/15/22	2,190,000	2,258,437
CIT Group, Inc., 5.00%, 8/1/23	1,250,000	1,287,500
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	1,000,000	1,017,500
GLP Capital LP / GLP Financing II, Inc., 5.375%, 11/1/23	850,000	884,000
Harland Clarke Holdings Corp., 9.25%, 3/1/21(1)	500,000	477,500
Navient Corp., 5.00%, 10/26/20	825,000	811,594
Navient Corp., 5.50%, 1/25/23	5,250,000	5,040,000
OneMain Financial Holdings, Inc., 6.75%, 12/15/19(1)	500,000	511,250
Springleaf Finance Corp., 7.75%, 10/1/21	200,000	225,000
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	2,250,000	2,401,875
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	1,000,000	1,024,675
Wolverine World Wide, Inc., 6.125%, 10/15/20	250,000	263,750
		26,277,769
Containers and Packaging — 1.9%
AEP Industries, Inc., 8.25%, 4/15/19	1,975,000	2,004,625
Ardagh Packaging Finance plc, 9.125%, 10/15/20(1)	1,200,000	1,278,000
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	1,750,000	1,745,625
Ball Corp., 5.00%, 3/15/22	1,450,000	1,500,750
Ball Corp., 4.00%, 11/15/23	500,000	485,000
Berry Plastics Corp., 9.75%, 1/15/21	600,000	669,750
Berry Plastics Corp., 5.50%, 5/15/22	250,000	254,063
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(1)	1,200,000	1,173,000
BWAY Holding Co., 9.125%, 8/15/21(1)	840,000	844,200
Consolidated Container Co., 10.125%, 7/15/20(1)	350,000	327,250
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,100,000	1,072,500
Packaging Dynamics Corp., 8.75%, 2/1/16(1)	880,000	884,400
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 6.875%, 2/15/21	1,100,000	1,153,625
Sealed Air Corp., 5.125%, 12/1/24(1)	1,025,000	1,037,812
		14,430,600
Diversified Consumer Services — 0.2%
Laureate Education, Inc., 9.75%, 9/1/19(1)	750,000	776,250
Service Corp. International/US, 5.375%, 1/15/22	1,000,000	1,030,000
		1,806,250
Diversified Financial Services — 3.0%
Ally Financial, Inc., 5.50%, 2/15/17	2,500,000	2,631,250
Ally Financial, Inc., 6.25%, 12/1/17	2,150,000	2,327,375
Ally Financial, Inc., 4.75%, 9/10/18	1,200,000	1,245,000
Ally Financial, Inc., 3.50%, 1/27/19	2,000,000	1,981,000

Ally Financial, Inc., 8.00%, 3/15/20	1,607,000	1,900,278
Ally Financial, Inc., 8.00%, 11/1/31	750,000	958,125
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	1,250,000	1,332,031
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)	750,000	782,250
DFC Finance Corp., 10.50%, 6/15/20(1)	650,000	554,125
Hockey Merger Sub 2, Inc., 7.875%, 10/1/21(1)	1,000,000	997,500
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,080,000	1,118,016
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.875%, 2/1/22	960,000	969,000
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20(1)	845,000	790,075
Serta Simmons Holdings LLC, 8.125%, 10/1/20(1)	2,300,000	2,443,750
Societe Generale SA, VRN, 5.92%, 4/5/17(1)	1,000,000	1,041,880
UPCB Finance III Ltd., 6.625%, 7/1/20(1)	1,500,000	1,578,750
		22,650,405
Diversified Telecommunication Services — 5.7%
CenturyLink, Inc., 5.625%, 4/1/20	4,300,000	4,477,375
CenturyLink, Inc., 7.65%, 3/15/42	1,250,000	1,256,250
Cincinnati Bell, Inc., 8.75%, 3/15/18	960,000	987,840
Frontier Communications Corp., 7.125%, 3/15/19	2,275,000	2,502,500
Frontier Communications Corp., 8.50%, 4/15/20	500,000	560,000
Frontier Communications Corp., 7.125%, 1/15/23	1,250,000	1,278,125
Frontier Communications Corp., 6.875%, 1/15/25	1,620,000	1,624,050
Hughes Satellite Systems Corp., 6.50%, 6/15/19	1,000,000	1,077,500
Inmarsat Finance plc, 4.875%, 5/15/22(1)	630,000	625,275
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	3,360,000	3,519,600
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,950,000	2,064,562
Intelsat Jackson Holdings SA, 6.625%, 12/15/22	500,000	516,250
Intelsat Luxembourg SA, 7.75%, 6/1/21	1,500,000	1,509,375
Intelsat Luxembourg SA, 8.125%, 6/1/23	650,000	666,250
Level 3 Financing, Inc., 7.00%, 6/1/20	1,000,000	1,058,750
Level 3 Financing, Inc., 8.625%, 7/15/20	3,850,000	4,172,437
Softbank Corp., 4.50%, 4/15/20(1)	1,500,000	1,483,125
Sprint Capital Corp., 6.90%, 5/1/19	2,600,000	2,665,000
Sprint Capital Corp., 8.75%, 3/15/32	1,000,000	972,500
Telecom Italia Capital SA, 7.00%, 6/4/18	2,200,000	2,453,000
Telecom Italia Capital SA, 6.375%, 11/15/33	3,590,000	3,697,700
Telecom Italia Capital SA, 7.72%, 6/4/38	1,000,000	1,120,000
Windstream Corp., 7.875%, 11/1/17	250,000	271,563
Windstream Corp., 7.75%, 10/15/20	1,200,000	1,239,000
Windstream Corp., 6.375%, 8/1/23	1,000,000	929,100
		42,727,127
Electric Utilities — 0.9%
AES Corp. (The), 4.875%, 5/15/23	3,250,000	3,241,875
Atlantic Power Corp., 9.00%, 11/15/18	3,130,000	3,114,350
		6,356,225
Electronic Equipment, Instruments and Components — 0.4%
Sanmina Corp., 4.375%, 6/1/19(1)	2,460,000	2,447,700
Viasystems, Inc., 7.875%, 5/1/19(1)	700,000	742,000
		3,189,700

Energy Equipment and Services — 1.2%
Basic Energy Services, Inc., 7.75%, 2/15/19	2,200,000	1,716,000
FTS International, Inc., 6.25%, 5/1/22(1)	1,620,000	1,206,900
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	1,500,000	1,245,000
Offshore Group Investment Ltd., 7.125%, 4/1/23	1,250,000	900,000
Pacific Drilling SA, 5.375%, 6/1/20(1)	500,000	412,500
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)	125,000	113,750
Paragon Offshore plc, 7.25%, 8/15/24(1)	1,100,000	668,250
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)	1,125,000	950,625
Precision Drilling Corp. Co., 5.25%, 11/15/24(1)	1,350,000	1,120,500
SESI LLC, 6.375%, 5/1/19	750,000	731,250
		9,064,775
Food and Staples Retailing — 0.7%
Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.75%, 10/15/22(1)	510,000	525,300
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19(1)	450,000	416,250
Rite Aid Corp., 9.25%, 3/15/20	1,700,000	1,859,375
Rite Aid Corp., 6.75%, 6/15/21	1,500,000	1,556,250
SUPERVALU, Inc., 6.75%, 6/1/21	1,020,000	1,007,250
		5,364,425
Food Products — 1.4%
Aramark Services, Inc., 5.75%, 3/15/20	700,000	726,250
Big Heart Pet Brands, 7.625%, 2/15/19	1,246,000	1,227,310
HJ Heinz Co., 4.25%, 10/15/20	1,750,000	1,771,875
JBS Investments GmbH, 7.25%, 4/3/24(1)	350,000	344,750
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(1)	950,000	1,004,625
JBS USA LLC/JBS USA Finance, Inc., 7.25%, 6/1/21(1)	750,000	776,250
NBTY, Inc., 9.00%, 10/1/18	850,000	862,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21	1,000,000	977,500
Post Holdings, Inc., 7.375%, 2/15/22	1,750,000	1,754,375
Smithfield Foods, Inc., 6.625%, 8/15/22	750,000	787,500
		10,233,185
Gas Utilities — 3.6%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,000,000	1,047,500
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	750,000	766,875
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	750,000	746,250
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	1,000,000	1,067,500
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 12/15/20	850,000	818,125
Energy Transfer Equity LP, 5.875%, 1/15/24	710,000	724,200
Genesis Energy LP, 5.625%, 6/15/24	1,500,000	1,357,500
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(1)	1,000,000	1,088,800
Kinder Morgan, Inc., 7.25%, 6/1/18	700,000	793,805
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	295,000	308,275
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.25%, 6/15/22	325,000	338,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 5.50%, 2/15/23	500,000	508,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, 7/15/23	800,000	774,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	385,000	378,262
NGPL PipeCo LLC, 7.12%, 12/15/17(1)	750,000	740,625
NGPL PipeCo LLC, 9.625%, 6/1/19(1)	250,000	251,875
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	1,350,000	1,309,500

Regency Energy Partners LP / Regency Energy Finance Corp., 4.50%, 11/1/23	1,500,000	1,383,750
Rockies Express Pipeline LLC, 5.625%, 4/15/20(1)	3,630,000	3,584,625
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,000,000	987,500
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	1,000,000	1,018,750
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	2,590,000	2,544,675
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	562,000	571,835
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	2,436,000	2,228,940
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	1,000,000	995,000
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	950,000	952,375
		27,287,292
Health Care Equipment and Supplies — 1.5%
Alere, Inc., 8.625%, 10/1/18	360,000	373,500
Alere, Inc., 6.50%, 6/15/20	1,250,000	1,265,625
Biomet, Inc., 6.50%, 8/1/20	1,000,000	1,072,500
Crimson Merger Sub, Inc., 6.625%, 5/15/22(1)	625,000	562,500
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	250,000	251,250
Hologic, Inc., 6.25%, 8/1/20	250,000	261,250
Hospira, Inc., 5.60%, 9/15/40	300,000	336,124
Kindred Healthcare, Inc., 6.375%, 4/15/22(1)	300,000	287,250
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	2,402,000	2,618,180
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/19	650,000	721,500
Mallinckrodt International Finance SA, 4.75%, 4/15/23	2,240,000	2,156,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22(1)	1,150,000	1,183,062
		11,088,741
Health Care Providers and Services — 5.5%
21st Century Oncology, Inc., 8.875%, 1/15/17	280,000	283,500
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	1,250,000	1,237,500
Amsurg Corp., 5.625%, 7/15/22(1)	2,000,000	2,060,000
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	820,000	850,750
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	1,500,000	1,605,000
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	700,000	747,250
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	2,340,000	2,490,637
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,350,000	1,436,063
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,907,000	1,948,716
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,350,000	1,471,500
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24(1)	800,000	812,000
HCA Holdings, Inc., 7.75%, 5/15/21	1,500,000	1,606,875
HCA, Inc., 4.25%, 10/15/19	500,000	508,125
HCA, Inc., 6.50%, 2/15/20	1,230,000	1,381,290
HCA, Inc., 7.50%, 2/15/22	2,250,000	2,576,250
HCA, Inc., 5.875%, 3/15/22	500,000	548,750
HCA, Inc., 4.75%, 5/1/23	2,000,000	2,040,000
HCA, Inc., 7.69%, 6/15/25	2,400,000	2,712,000
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	1,950,000	2,052,375
Kindred Escrow Corp. II, 8.00%, 1/15/20(1)	950,000	1,014,125
LifePoint Hospitals, Inc., 5.50%, 12/1/21	2,200,000	2,260,500
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	1,500,000	1,505,625
Tenet Healthcare Corp., 8.00%, 8/1/20	1,600,000	1,692,000
Tenet Healthcare Corp., 6.00%, 10/1/20	2,100,000	2,260,293

Tenet Healthcare Corp., 4.50%, 4/1/21	500,000	503,125
Tenet Healthcare Corp., 8.125%, 4/1/22	2,170,000	2,430,400
Universal Health Services, Inc., 4.75%, 8/1/22(1)	800,000	801,000
		40,835,649
Hotels, Restaurants and Leisure — 3.9%
1011778 B.C. ULC / New Red Finance, Inc., 6.00%, 4/1/22(1)	1,660,000	1,709,800
Affinity Gaming LLC/Affinity Gaming Finance Corp., 9.00%, 5/15/18	1,000,000	965,000
Boyd Gaming Corp., 9.125%, 12/1/18	1,600,000	1,648,000
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18(6)	1,900,000	304,000
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20(6)	3,500,000	2,660,000
Caesars Growth Properties Holdings LLC / Caesars Growth Properties Finance, Inc., 9.375%, 5/1/22(1)	250,000	221,250
CEC Entertainment, Inc., 8.00%, 2/15/22	250,000	243,750
Felcor Lodging LP, 5.625%, 3/1/23	775,000	771,125
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(1)	750,000	720,938
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21	2,880,000	3,024,000
MCE Finance Ltd., 5.00%, 2/15/21(1)	1,750,000	1,645,000
MGM Resorts International, 8.625%, 2/1/19	750,000	854,062
MGM Resorts International, 5.25%, 3/31/20	1,800,000	1,791,000
MGM Resorts International, 7.75%, 3/15/22	250,000	277,500
MGM Resorts International, 6.00%, 3/15/23	1,300,000	1,313,000
Pinnacle Entertainment, 7.50%, 4/15/21	1,800,000	1,885,482
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	800,000	844,000
Scientific Games International, Inc., 6.25%, 9/1/20	455,000	320,775
Scientific Games International, Inc., 7.00%, 1/1/22(1)	875,000	890,312
Scientific Games International, Inc., 10.00%, 12/1/22(1)	1,755,000	1,616,794
Station Casinos LLC, 7.50%, 3/1/21	4,060,000	4,181,800
Wynn Macau Ltd., 5.25%, 10/15/21(1)	1,325,000	1,252,125
		29,139,713
Household Durables — 2.8%
Beazer Homes USA, Inc., 8.125%, 6/15/16	750,000	806,250
Beazer Homes USA, Inc., 7.25%, 2/1/23	209,000	203,775
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(1)	750,000	783,750
Century Communities, Inc., 6.875%, 5/15/22(1)	370,000	371,850
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(1)	5,150,000	4,934,344
KB Home, 4.75%, 5/15/19	1,500,000	1,481,250
KB Home, 8.00%, 3/15/20	500,000	550,000
Lennar Corp., 6.95%, 6/1/18	800,000	868,000
Meritage Homes Corp., 7.00%, 4/1/22	750,000	798,750
Ryland Group, Inc. (The), 5.375%, 10/1/22	500,000	487,500
Standard Pacific Corp., 8.375%, 5/15/18	1,850,000	2,099,750
Taylor Morrison Communities, Inc. / Monarch Communities, Inc., 5.625%, 3/1/24(1)	2,000,000	1,940,000
Toll Brothers Finance Corp., 6.75%, 11/1/19	680,000	765,000
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)	1,600,000	1,606,000
WCI Communities, Inc., 6.875%, 8/15/21	2,000,000	2,015,000
William Lyon Homes, Inc., 8.50%, 11/15/20	1,000,000	1,082,500
		20,793,719
Household Products — 1.4%
American Achievement Corp., 10.875%, 4/15/16(1)	1,000,000	960,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	400,000	414,500

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	1,750,000	1,820,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	975,000	1,029,844
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	1,450,000	1,544,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	1,500,000	1,545,000
Spectrum Brands, Inc., 6.375%, 11/15/20	1,560,000	1,634,100
Spectrum Brands, Inc., 6.625%, 11/15/22	1,680,000	1,785,000
		10,732,694
Industrial Conglomerates — 1.5%
Algeco Scotsman Global Finance plc, 10.75%, 10/15/19(1)	1,100,000	951,500
Bombardier, Inc., 7.50%, 3/15/18(1)	900,000	985,500
Bombardier, Inc., 5.75%, 3/15/22(1)	1,960,000	1,994,300
HD Supply, Inc., 7.50%, 7/15/20	2,300,000	2,420,750
HD Supply, Inc., 5.25%, 12/15/21(1)	880,000	897,600
Jack Cooper Holdings Corp., 9.25%, 6/1/20(1)	1,100,000	1,149,500
JCH Parent, Inc., PIK, 10.50%, 3/15/19(1)	500,000	465,000
Milacron LLC / Mcron Finance Corp., 7.75%, 2/15/21(1)	100,000	102,500
Schaeffler Finance BV, 7.75%, 2/15/17(1)	875,000	962,500
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,370,000	1,342,600
		11,271,750
Insurance — 2.0%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.50%, 5/15/21(1)	1,500,000	1,520,625
AIG Life Holdings, Inc., 7.57%, 12/1/45(1)	100,000	133,078
Aircastle Ltd., 6.75%, 4/15/17	1,225,000	1,313,812
American International Group, Inc., VRN, 8.18%, 5/15/38	1,000,000	1,360,000
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	1,400,000	875,000
International Lease Finance Corp., 8.75%, 3/15/17	2,200,000	2,442,000
International Lease Finance Corp., 6.25%, 5/15/19	1,250,000	1,368,750
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	2,400,000	2,472,000
Peninsula Gaming LLC / Peninsula Gaming Corp., 8.375%, 2/15/18(1)	1,250,000	1,306,250
QBE Capital Funding III Ltd., VRN, 7.25%, 5/24/21(1)	500,000	545,701
USI Inc./NY, 7.75%, 1/15/21(1)	500,000	490,000
Voya Financial, Inc., VRN, 5.65%, 5/15/23	750,000	746,250
		14,573,466
Internet Software and Services — 0.8%
Equinix, Inc., 4.875%, 4/1/20	500,000	500,000
Equinix, Inc., 5.375%, 4/1/23	845,000	849,225
IAC/InterActiveCorp, 4.75%, 12/15/22	1,000,000	977,500
Netflix, Inc., 5.375%, 2/1/21	500,000	522,500
Netflix, Inc., 5.75%, 3/1/24(1)	2,000,000	2,090,000
VeriSign, Inc., 4.625%, 5/1/23	500,000	492,500
Zayo Group LLC / Zayo Capital, Inc., 8.125%, 1/1/20	225,000	239,344
		5,671,069
IT Services — 2.0%
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,340,000	1,386,900
CDW LLC / CDW Finance Corp., 5.50%, 12/1/24	1,045,000	1,048,919
First Data Corp., 7.375%, 6/15/19(1)	1,600,000	1,688,000
First Data Corp., 8.875%, 8/15/20(1)	1,000,000	1,075,000
First Data Corp., 8.25%, 1/15/21(1)	5,599,000	6,018,925
First Data Corp., 12.625%, 1/15/21	349,000	415,310

First Data Corp., 11.75%, 8/15/21	2,215,000	2,552,787
j2 Global, Inc., 8.00%, 8/1/20	200,000	216,250
SunGard Data Systems, Inc., 7.375%, 11/15/18	614,000	639,328
		15,041,419
Machinery — 0.6%
Case New Holand, Inc., 7.875%, 12/1/17	1,000,000	1,105,000
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	950,000	1,030,750
Navistar International Corp., 8.25%, 11/1/21	1,024,000	1,013,760
Oshkosh Corp., 8.50%, 3/1/20	350,000	368,375
Terex Corp., 6.50%, 4/1/20	500,000	520,000
Terex Corp., 6.00%, 5/15/21	250,000	256,250
		4,294,135
Marine — 0.7%
DP World Sukuk Ltd., 6.25%, 7/2/17	920,000	1,000,500
Martin Midstream Partners LP / Martin Midstream Finance Corp., 7.25%, 2/15/21	3,640,000	3,439,800
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc., 8.125%, 2/15/19	500,000	442,500
		4,882,800
Media — 9.3%
Altice Financing SA, 6.50%, 1/15/22(1)	910,000	891,800
Altice SA, 7.75%, 5/15/22(1)	1,430,000	1,436,256
AMC Entertainment, Inc., 9.75%, 12/1/20	1,000,000	1,092,500
AMC Networks, Inc., 7.75%, 7/15/21	200,000	215,000
Cablevision Systems Corp., 5.875%, 9/15/22	1,500,000	1,524,375
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	2,900,000	2,903,625
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	1,500,000	1,593,750
CCOH Safari LLC, 5.50%, 12/1/22	1,850,000	1,882,375
CCOH Safari LLC, 5.75%, 12/1/24	2,200,000	2,230,250
Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21(1)	750,000	731,250
Cinemark USA, Inc., 5.125%, 12/15/22	600,000	589,500
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	375,000	390,938
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	2,375,000	2,511,562
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	270,000	276,075
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	730,000	755,550
Clearwire Communications LLC/Clearwire Finance, Inc., 14.75%, 12/1/16(1)	500,000	602,500
CSC Holdings LLC, 7.625%, 7/15/18	1,200,000	1,353,000
CSC Holdings LLC, 6.75%, 11/15/21	1,200,000	1,330,500
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,350,000	1,368,563
DISH DBS Corp., 4.625%, 7/15/17	1,500,000	1,554,375
DISH DBS Corp., 6.75%, 6/1/21	2,950,000	3,178,625
DISH DBS Corp., 5.00%, 3/15/23	1,250,000	1,212,500
DISH DBS Corp., 5.875%, 11/15/24(1)	1,000,000	1,007,500
Gannett Co., Inc., 5.50%, 9/15/24(1)	1,500,000	1,507,500
Gray Television, Inc., 7.50%, 10/1/20	1,000,000	1,035,000
Griffey Intermediate, Inc. / Griffey Finance Sub LLC, 7.00%, 10/15/20(1)	850,000	671,500
iHeartCommunications, Inc., 9.00%, 3/1/21	1,750,000	1,721,563
iHeartCommunications, Inc., PIK, 14.00%, 2/1/21	1,257,915	1,029,918
Lamar Media Corp., 5.875%, 2/1/22	1,450,000	1,511,625
Lamar Media Corp., 5.00%, 5/1/23	1,400,000	1,393,000
Level 3 Escrow II, Inc., 5.375%, 8/15/22(1)	470,000	473,525

McClatchy Co. (The), 9.00%, 12/15/22	900,000	984,375
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 9.75%, 4/1/21	250,000	277,500
Mediacom LLC / Mediacom Capital Corp., 7.25%, 2/15/22	500,000	536,250
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,028,000	1,038,280
Numericable-SFR, 6.00%, 5/15/22(1)	4,340,000	4,369,295
Regal Entertainment Group, 5.75%, 3/15/22	1,250,000	1,200,000
RR Donnelley & Sons Co., 7.25%, 5/15/18	264,000	293,040
Sable International Finance Ltd., 8.75%, 2/1/20(1)	1,450,000	1,580,500
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	255,700
Sinclair Television Group, Inc., 5.375%, 4/1/21	1,000,000	997,500
Sinclair Television Group, Inc., 6.125%, 10/1/22	250,000	255,625
Sinclair Television Group, Inc., 5.625%, 8/1/24(1)	1,000,000	972,500
Sirius XM Radio, Inc., 4.25%, 5/15/20(1)	1,000,000	987,500
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	750,000	774,375
Sirius XM Radio, Inc., 5.75%, 8/1/21(1)	1,000,000	1,027,500
Sirius XM Radio, Inc., 5.25%, 8/15/22(1)	400,000	422,000
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	1,000,000	1,027,500
Starz LLC / Starz Finance Corp., 5.00%, 9/15/19	500,000	506,250
Univision Communications, Inc., 6.875%, 5/15/19(1)	3,250,000	3,392,187
Univision Communications, Inc., 8.50%, 5/15/21(1)	1,100,000	1,177,000
UPCB Finance VI Ltd., 6.875%, 1/15/22(1)	500,000	546,250
Videotron Ltee, 5.00%, 7/15/22	1,000,000	1,022,500
Visant Corp., 10.00%, 10/1/17	1,135,000	998,800
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	1,540,000	1,443,750
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	1,050,000	993,615
WMG Acquisition Corp., 6.00%, 1/15/21(1)	225,000	226,125
WMG Acquisition Corp., 5.625%, 4/15/22(1)	2,070,000	2,013,075
		69,294,992
Metals and Mining — 3.0%
AK Steel Corp., 7.625%, 5/15/20	750,000	701,250
Alcoa, Inc., 5.40%, 4/15/21	1,410,000	1,529,120
Alcoa, Inc., 5.125%, 10/1/24	750,000	796,326
Alcoa, Inc., 5.95%, 2/1/37	770,000	789,025
Aleris International, Inc., 7.625%, 2/15/18	700,000	707,875
AngloGold Ashanti Holdings plc, 8.50%, 7/30/20	2,000,000	2,107,500
ArcelorMittal, 5.00%, 2/25/17	2,500,000	2,606,250
ArcelorMittal, 6.125%, 6/1/18	2,500,000	2,671,875
ArcelorMittal, 6.00%, 3/1/21	1,025,000	1,069,844
ArcelorMittal, 7.25%, 3/1/41	2,000,000	2,030,000
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19	500,000	538,750
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	543,000	494,130
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	768,000	695,040
First Quantum Minerals Ltd., 7.25%, 5/15/22(1)	2,170,000	1,958,425
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(1)	2,200,000	2,010,250
Ryerson, Inc. / Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17	100,000	103,000
Steel Dynamics, Inc., 7.625%, 3/15/20	400,000	419,000
Steel Dynamics, Inc., 5.25%, 4/15/23	1,000,000	1,020,000
United States Steel Corp., 7.375%, 4/1/20	500,000	528,125
		22,775,785

Multi-Utilities — 2.9%
Calpine Corp., 5.375%, 1/15/23	1,750,000	1,769,688
Calpine Corp., 5.75%, 1/15/25	2,800,000	2,838,500
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 6.75%, 11/1/19(1)	800,000	815,000
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.375%, 11/1/22(1)	2,670,000	2,720,062
Dynegy Finance I, Inc. / Dynegy Finance II, Inc., 7.625%, 11/1/24(1)	800,000	817,000
Dynegy, Inc., 5.875%, 6/1/23	500,000	477,500
GenOn Americas Generation LLC, 8.50%, 10/1/21	225,000	194,625
GenOn Energy, Inc., 9.50%, 10/15/18	2,000,000	2,000,000
GenOn Energy, Inc., 9.875%, 10/15/20	930,000	920,700
Illinois Power Generating Co., 7.00%, 4/15/18	300,000	267,000
IPALCO Enterprises, Inc., 5.00%, 5/1/18	2,000,000	2,120,000
NRG Energy, Inc., 7.625%, 1/15/18	3,195,000	3,514,500
NRG Energy, Inc., 6.25%, 7/15/22	500,000	513,750
NRG Energy, Inc., 6.25%, 5/1/24(1)	1,610,000	1,646,225
RJS Power Holdings LLC, 5.125%, 7/15/19(1)	1,000,000	992,500
		21,607,050
Multiline Retail — 0.4%
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	645,000	541,800
J.C. Penney Corp., Inc., 5.75%, 2/15/18	500,000	437,500
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(1)	1,750,000	1,859,375
		2,838,675
Oil, Gas and Consumable Fuels — 8.1%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	1,000,000	320,000
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	300,000	189,750
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,200,000	1,242,000
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	1,000,000	1,037,500
Antero Resources Corp., 5.125%, 12/1/22(1)	1,850,000	1,752,875
Arch Coal, Inc., 7.00%, 6/15/19	1,500,000	457,500
California Resources Corp., 5.50%, 9/15/21(1)	2,365,000	2,033,900
California Resources Corp., 6.00%, 11/15/24(1)	2,160,000	1,836,000
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20(1)	1,500,000	1,447,500
Chesapeake Energy Corp., 6.625%, 8/15/20	2,400,000	2,562,000
Chesapeake Energy Corp., 5.375%, 6/15/21	1,000,000	1,004,375
Chesapeake Energy Corp., 4.875%, 4/15/22	1,000,000	977,500
Chesapeake Energy Corp., 5.75%, 3/15/23	1,000,000	1,035,000
Cimarex Energy Co., 5.875%, 5/1/22	1,000,000	1,045,000
Cimarex Energy Co., 4.375%, 6/1/24	720,000	689,400
Concho Resources, Inc., 5.50%, 10/1/22	2,200,000	2,233,000
Concho Resources, Inc., 5.50%, 4/1/23	750,000	757,275
Denbury Resources, Inc., 6.375%, 8/15/21	100,000	95,500
Denbury Resources, Inc., 5.50%, 5/1/22	750,000	690,000
Denbury Resources, Inc., 4.625%, 7/15/23	750,000	654,375
Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	500,000	332,500
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	1,200,000	732,000
Energy XXI Gulf Coast, Inc., 6.875%, 3/15/24(1)	1,320,000	716,100
EP Energy LLC / Everest Acquisition Finance, Inc., 9.375%, 5/1/20	3,000,000	3,045,000
EP Energy LLC / Everest Acquisition Finance, Inc., 7.75%, 9/1/22	250,000	235,000
EXCO Resources, Inc., 7.50%, 9/15/18	1,500,000	1,154,062

Gazprom OAO Via Gaz Capital SA, MTN, 6.21%, 11/22/16	920,000	890,100
Halcon Resources Corp., 8.875%, 5/15/21	2,000,000	1,515,000
Laredo Petroleum, Inc., 5.625%, 1/15/22	750,000	660,000
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	1,425,000	1,225,500
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	1,500,000	1,312,500
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 9/15/21	910,000	741,650
MEG Energy Corp., 6.50%, 3/15/21(1)	500,000	458,750
MEG Energy Corp., 7.00%, 3/31/24(1)	1,200,000	1,092,000
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20	500,000	505,000
Peabody Energy Corp., 7.375%, 11/1/16	500,000	516,250
Peabody Energy Corp., 6.00%, 11/15/18	2,140,000	1,952,750
Peabody Energy Corp., 6.50%, 9/15/20	350,000	305,375
Peabody Energy Corp., 6.25%, 11/15/21	1,400,000	1,202,250
Petrobras Global Finance BV, 3.25%, 3/17/17	920,000	869,400
QEP Resources, Inc., 5.375%, 10/1/22	3,110,000	2,954,500
QEP Resources, Inc., 5.25%, 5/1/23	250,000	235,000
Range Resources Corp., 5.75%, 6/1/21	1,000,000	1,037,500
Range Resources Corp., 5.00%, 8/15/22	1,500,000	1,507,500
Rice Energy, Inc., 6.25%, 5/1/22(1)	550,000	514,250
Rosetta Resources, Inc., 5.875%, 6/1/22	975,000	887,250
Sabine Pass LNG LP, 6.50%, 11/1/20	250,000	253,750
Samson Investment Co., 9.75%, 2/15/20	2,290,000	960,369
Sanchez Energy Corp., 6.125%, 1/15/23(1)	910,000	766,675
SandRidge Energy, Inc., 7.50%, 3/15/21	3,500,000	2,257,500
SandRidge Energy, Inc., 7.50%, 2/15/23	810,000	522,450
Seventy Seven Operating LLC, 6.625%, 11/15/19	955,000	730,575
SM Energy Co., 6.50%, 1/1/23	250,000	241,250
SM Energy Co., 5.00%, 1/15/24	810,000	704,700
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 3/15/20	600,000	625,500
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	1,390,000	1,344,825
Tesoro Corp., 4.25%, 10/1/17	1,000,000	1,037,500
Venoco, Inc., 8.875%, 2/15/19	450,000	249,750
Whiting Petroleum Corp., 5.75%, 3/15/21	1,200,000	1,116,000
WPX Energy, Inc., 5.25%, 1/15/17	1,250,000	1,268,750
		60,737,231
Paper and Forest Products — 0.3%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	625,000	671,875
Sappi Papier Holding GmbH, 6.625%, 4/15/21(1)	1,500,000	1,545,000
		2,216,875
Personal Products — 0.1%
Avon Products, Inc., 5.00%, 3/15/23	1,000,000	897,500
Pharmaceuticals — 1.5%
Endo Finance LLC & Endo Finco, Inc., 7.00%, 7/15/19(1)	1,200,000	1,257,000
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	300,000	316,125
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	730,000	784,750
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23(1)	1,320,000	1,296,900
Grifols Worldwide Operations Ltd., 5.25%, 4/1/22(1)	200,000	205,040
Par Pharmaceutical Cos., Inc., 7.375%, 10/15/20	250,000	262,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	590,000	629,100

Valeant Pharmaceuticals International, Inc., 7.00%, 10/1/20(1)	500,000	530,000
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	1,800,000	1,887,750
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	775,000	839,906
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	1,300,000	1,363,375
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22(1)	1,750,000	1,872,500
		11,244,946
Real Estate Investment Trusts (REITs) — 0.9%
Corrections Corp. of America, 4.125%, 4/1/20	1,350,000	1,319,625
CTR Partnership LP / CareTrust Capital Corp., 5.875%, 6/1/21	1,000,000	1,017,500
DuPont Fabros Technology LP, 5.875%, 9/15/21	250,000	255,937
iStar Financial, Inc., 3.875%, 7/1/16	100,000	100,620
iStar Financial, Inc., 9.00%, 6/1/17	100,000	109,750
iStar Financial, Inc., 5.00%, 7/1/19	975,000	950,625
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	1,500,000	1,612,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/21	1,000,000	1,000,000
		6,366,557
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.00%, 3/15/23	1,250,000	1,283,625
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19(1)	1,930,000	1,920,350
		3,203,975
Semiconductors and Semiconductor Equipment — 1.3%
Advanced Micro Devices, Inc., 7.50%, 8/15/22	410,000	371,050
Advanced Micro Devices, Inc., 7.00%, 7/1/24	1,000,000	852,500
Amkor Technology, Inc., 6.375%, 10/1/22	1,000,000	970,000
Freescale Semiconductor, Inc., 8.05%, 2/1/20	546,000	577,395
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	3,800,000	3,980,500
Micron Technology, Inc., 5.50%, 2/1/25(1)	1,500,000	1,518,750
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	225,000	237,375
NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	1,065,000	1,123,575
		9,631,145
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	250,000	263,125
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	250,000	236,250
Infor US, Inc., 9.375%, 4/1/19	850,000	912,687
Nuance Communications, Inc., 5.375%, 8/15/20(1)	754,000	759,655
Sabre GLBL, Inc., 8.50%, 5/15/19(1)	450,000	483,188
		2,654,905
Specialty Retail — 3.0%
Asbury Automotive Group, Inc., 6.00%, 12/15/24(1)	980,000	999,600
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.125%, 6/1/22(1)	1,150,000	1,164,375
Building Materials Holding Corp., 9.00%, 9/15/18(1)	1,000,000	1,055,000
Claire's Stores, Inc., 9.00%, 3/15/19(1)	100,000	99,000
Claire's Stores, Inc., 7.75%, 6/1/20(1)	750,000	427,500
Hertz Corp. (The), 4.25%, 4/1/18	100,000	100,000
Hertz Corp. (The), 5.875%, 10/15/20	450,000	455,625
Hertz Corp. (The), 7.375%, 1/15/21	1,550,000	1,635,250
Hertz Corp. (The), 6.25%, 10/15/22	850,000	862,750
Michaels Stores, Inc., 5.875%, 12/15/20(1)	370,000	375,550
Party City Holdings, Inc., 8.875%, 8/1/20	1,200,000	1,287,000

Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000,000	1,050,000
Petco Holdings, Inc., PIK, 8.50%, 10/15/17(1)	500,000	508,750
Rent-A-Center, Inc., 6.625%, 11/15/20	700,000	675,500
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,350,000	1,441,125
Sally Holdings LLC / Sally Capital, Inc., 5.50%, 11/1/23	1,000,000	1,047,500
Sonic Automotive, Inc., 7.00%, 7/15/22	800,000	864,000
Sonic Automotive, Inc., 5.00%, 5/15/23	850,000	828,750
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	900,000	897,750
United Rentals North America, Inc., 5.75%, 7/15/18	1,000,000	1,047,500
United Rentals North America, Inc., 7.375%, 5/15/20	250,000	271,250
United Rentals North America, Inc., 8.375%, 9/15/20	3,550,000	3,825,125
United Rentals North America, Inc., 7.625%, 4/15/22	250,000	276,125
United Rentals North America, Inc., 6.125%, 6/15/23	825,000	870,375
		22,065,400
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 5.875%, 6/15/19	1,250,000	1,329,688
NCR Corp., 5.00%, 7/15/22	500,000	490,000
		1,819,688
Textiles, Apparel and Luxury Goods — 1.2%
Hanesbrands, Inc., 6.375%, 12/15/20	2,250,000	2,396,250
L Brands, Inc., 7.00%, 5/1/20	500,000	570,000
L Brands, Inc., 6.625%, 4/1/21	750,000	847,500
L Brands, Inc., 5.625%, 2/15/22	2,250,000	2,430,000
Men's Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	1,100,000	1,135,750
Polymer Group, Inc., 7.75%, 2/1/19	1,224,000	1,274,490
PVH Corp., 4.50%, 12/15/22	500,000	496,250
		9,150,240
Wireless Telecommunication Services — 2.8%
Sprint Communications, 6.00%, 12/1/16	1,000,000	1,047,900
Sprint Communications, 9.125%, 3/1/17	250,000	275,613
Sprint Communications, 9.00%, 11/15/18(1)	1,000,000	1,139,900
Sprint Communications, 7.00%, 3/1/20(1)	1,100,000	1,193,500
Sprint Communications, 6.00%, 11/15/22	1,750,000	1,616,562
Sprint Corp., 7.25%, 9/15/21	3,000,000	2,988,750
Sprint Corp., 7.125%, 6/15/24	2,600,000	2,431,000
T-Mobile USA, Inc., 6.46%, 4/28/19	1,250,000	1,303,125
T-Mobile USA, Inc., 6.625%, 11/15/20	1,250,000	1,276,562
T-Mobile USA, Inc., 6.63%, 4/28/21	1,500,000	1,545,000
T-Mobile USA, Inc., 6.125%, 1/15/22	1,100,000	1,120,625
T-Mobile USA, Inc., 6.625%, 4/1/23	2,800,000	2,881,200
T-Mobile USA, Inc., 6.375%, 3/1/25	1,500,000	1,527,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 6.49%, 2/2/16(1)	250,000	239,375
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(1)	700,000	588,700
		21,175,562
TOTAL CORPORATE BONDS (Cost $701,220,755)		697,084,987
MUNICIPAL SECURITIES — 1.2%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.25%, 7/1/42	1,500,000	1,028,865
Puerto Rico Electric Power Authority Rev., Series 2010 XX, 5.25%, 7/1/40	5,245,000	2,622,762
Puerto Rico Electric Power Authority Rev., Series 2012 A, 5.00%, 7/1/42	3,600,000	1,795,788

Puerto Rico GO, Series 2011 A, (Public Improvement), 5.75%, 7/1/41	2,000,000	1,454,100
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,820,000	1,325,652
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35	100,000	87,202
Puerto Rico Public Buildings Authority Rev., Series 2012 U, 5.25%, 7/1/42	1,460,000	991,325
TOTAL MUNICIPAL SECURITIES (Cost $11,321,665)		9,305,694
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 0.6%
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.11%, 10/15/19(1) (Cost $4,500,000)	4,500,000	4,515,592
ASSET-BACKED SECURITIES(2) — 0.4%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(1)	742,611	794,594
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	1,144,997	1,236,597
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 5/15/23	989,154	1,006,464
TOTAL ASSET-BACKED SECURITIES (Cost $2,882,477)		3,037,655
COMMON STOCKS — 0.3%
Banks — 0.1%
CIT Group, Inc.	9,111	435,779
Building Products†
Nortek, Inc.(3)	650	52,865
Health Care Providers and Services — 0.1%
Express Scripts Holding Co.(3)	10,800	914,436
Media — 0.1%
Charter Communications, Inc., Class A(3)	5,213	868,590
TOTAL COMMON STOCKS (Cost $1,685,158)		2,271,670
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 0.2%
Wells Fargo Mortgage Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36 (Cost $1,745,102)	1,751,652	1,726,517
EXCHANGE-TRADED FUNDS — 0.1%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost $946,896)	10,600	949,760
PREFERRED STOCKS†
Consumer Finance†
Ally Financial, Inc., 7.00%(1) (Cost $164,281)	175	175,804
TEMPORARY CASH INVESTMENTS — 2.6%
BNP Paribas Finance, Inc., 0.02%, 1/2/15(4)	$18,969,000	18,968,873
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $47,404), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $46,429)		46,429
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $191,250), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $186,000)		186,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,201,418)		19,201,302
TOTAL INVESTMENT SECURITIES — 98.5% (Cost $743,667,752)		738,268,981
OTHER ASSETS AND LIABILITIES — 1.5%		10,940,283
TOTAL NET ASSETS — 100.0%		$749,209,264

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,532,657	USD	2,932,844	JPMorgan Chase Bank N.A.	2/12/15	(56,743)
USD	3,007,077	AUD	3,550,000	Westpac Group	2/12/15	116,856
BRL	5,181,240	USD	1,938,361	UBS AG	2/12/15	(9,103)
BRL	3,966,475	USD	1,450,000	UBS AG	2/12/15	26,935
BRL	5,121,450	USD	1,900,000	UBS AG	2/12/15	6,995
BRL	6,022,754	USD	2,329,525	Westpac Group	2/12/15	(86,925)
USD	2,550,000	BRL	6,783,000	UBS AG	2/12/15	24,319
USD	1,659,088	BRL	4,434,742	UBS AG	2/12/15	7,792
USD	2,250,000	BRL	6,052,500	UBS AG	2/12/15	(3,676)
USD	1,050,000	BRL	2,837,100	UBS AG	2/12/15	(6,407)
CAD	2,645,908	USD	2,350,000	Barclays Bank plc	2/12/15	(74,611)
CAD	1,712,625	USD	1,500,000	Barclays Bank plc	2/12/15	(27,202)
CAD	4,072,627	USD	3,500,000	Barclays Bank plc	2/12/15	2,317
CAD	1,635,261	USD	1,450,000	JPMorgan Chase Bank N.A.	2/12/15	(43,733)
USD	1,500,000	CAD	1,704,540	Barclays Bank plc	2/12/15	34,155
USD	2,500,000	CAD	2,903,050	JPMorgan Chase Bank N.A.	2/12/15	3,478
USD	3,888,237	CAD	4,418,981	UBS AG	2/12/15	88,067
CHF	1,734,408	USD	1,800,000	Barclays Bank plc	2/12/15	(54,399)
CHF	3,109,925	USD	3,250,000	Barclays Bank plc	2/12/15	(120,005)
CHF	2,809,045	USD	2,850,000	Barclays Bank plc	2/12/15	(22,827)
CHF	529,314	USD	550,000	Deutsche Bank	2/12/15	(17,270)
CHF	577,823	USD	600,000	JPMorgan Chase Bank N.A.	2/12/15	(18,448)
CHF	1,417,474	USD	1,450,000	JPMorgan Chase Bank N.A.	2/12/15	(23,378)
USD	1,800,000	CHF	1,742,571	Barclays Bank plc	2/12/15	46,183
USD	650,000	CHF	631,209	Barclays Bank plc	2/12/15	14,718
USD	7,131,836	CHF	6,856,911	Deutsche Bank	2/12/15	230,674
USD	2,050,000	CHF	2,007,399	JPMorgan Chase Bank N.A.	2/12/15	29,646
CLP	122,246,644	USD	203,846	UBS AG	2/12/15	(3,261)
CLP	465,000,000	USD	750,000	UBS AG	2/12/15	12,983
CLP	1,012,275,000	USD	1,650,000	UBS AG	2/12/15	10,965
USD	2,350,000	CLP	1,456,412,500	UBS AG	2/12/15	(39,716)
CNY	8,604,400	USD	1,395,459	UBS AG	2/12/15	821
CNY	37,550,775	USD	6,089,973	UBS AG	2/12/15	3,582
USD	4,450,000	CNY	27,448,490	Westpac Group	2/12/15	(4,206)
USD	3,050,000	CNY	18,792,880	Westpac Group	2/12/15	384
COP	1,775,424,991	USD	814,042	UBS AG	2/12/15	(67,873)
COP	4,201,200,000	USD	1,800,000	UBS AG	2/12/15	(34,335)
COP	4,725,600,000	USD	2,200,000	Westpac Group	2/12/15	(213,943)
USD	2,300,000	COP	4,997,900,000	UBS AG	2/12/15	199,501
USD	881,820	COP	1,923,250,009	UBS AG	2/12/15	73,524
USD	1,650,000	COP	3,765,300,000	Westpac Group	2/12/15	67,534
CZK	37,826,853	USD	1,700,000	Barclays Bank plc	2/12/15	(46,769)
CZK	52,827,265	USD	2,329,525	Barclays Bank plc	2/12/15	(20,698)
CZK	30,281,310	USD	1,350,000	Deutsche Bank	2/12/15	(26,549)
USD	2,250,000	CZK	51,191,258	Barclays Bank plc	2/12/15	12,675
USD	3,099,232	CZK	68,587,988	Barclays Bank plc	2/12/15	101,579
EUR	1,700,000	USD	2,120,750	Barclays Bank plc	2/12/15	(62,870)
EUR	3,350,000	USD	4,120,986	Barclays Bank plc	2/12/15	(65,752)
EUR	1,550,000	USD	1,890,365	Barclays Bank plc	2/12/15	(14,062)
EUR	550,000	USD	669,925	Deutsche Bank	2/12/15	(4,141)

EUR	1,100,000	USD	1,373,407	JPMorgan Chase Bank N.A.	2/12/15	(41,838)
EUR	500,000	USD	619,577	JPMorgan Chase Bank N.A.	2/12/15	(14,318)
EUR	450,000	USD	551,235	JPMorgan Chase Bank N.A.	2/12/15	(6,502)
USD	2,175,513	EUR	1,750,000	Barclays Bank plc	2/12/15	57,107
USD	1,179,577	EUR	950,000	JPMorgan Chase Bank N.A.	2/12/15	29,585
USD	1,167,596	EUR	950,000	JPMorgan Chase Bank N.A.	2/12/15	17,604
USD	613,313	EUR	500,000	JPMorgan Chase Bank N.A.	2/12/15	8,054
USD	7,438,257	EUR	5,955,751	UBS AG	2/12/15	228,715
GBP	1,850,000	USD	2,919,080	Barclays Bank plc	2/12/15	(36,533)
GBP	450,000	USD	700,947	Barclays Bank plc	2/12/15	213
GBP	650,000	USD	1,017,426	Deutsche Bank	2/12/15	(4,639)
GBP	1,200,000	USD	1,883,837	JPMorgan Chase Bank N.A.	2/12/15	(14,077)
GBP	1,200,000	USD	1,878,889	JPMorgan Chase Bank N.A.	2/12/15	(9,129)
USD	1,936,900	GBP	1,250,000	Barclays Bank plc	2/12/15	(10,767)
USD	1,563,627	GBP	1,000,000	JPMorgan Chase Bank N.A.	2/12/15	5,493
USD	3,122,138	GBP	2,000,000	JPMorgan Chase Bank N.A.	2/12/15	5,871
USD	1,248,855	GBP	800,000	JPMorgan Chase Bank N.A.	2/12/15	2,348
USD	1,581,518	GBP	1,005,377	UBS AG	2/12/15	15,007
HUF	89,284,109	USD	363,241	Barclays Bank plc	2/12/15	(22,314)
HUF	182,444,250	USD	750,000	Barclays Bank plc	2/12/15	(53,345)
HUF	155,190,660	USD	600,000	Deutsche Bank	2/12/15	(7,412)
HUF	394,788,000	USD	1,600,000	UBS AG	2/12/15	(92,521)
USD	3,200,000	HUF	794,396,800	Barclays Bank plc	2/12/15	166,634
IDR	31,339,500,000	USD	2,550,000	Westpac Group	2/12/15	(44,594)
USD	2,450,000	IDR	30,448,600,000	Westpac Group	2/12/15	15,816
ILS	2,542,388	USD	650,000	Barclays Bank plc	2/12/15	1,824
ILS	15,423,245	USD	3,900,000	Barclays Bank plc	2/12/15	54,251
ILS	7,246,007	USD	1,850,000	Barclays Bank plc	2/12/15	7,750
USD	3,084,893	ILS	11,751,228	Barclays Bank plc	2/12/15	72,083
USD	2,250,000	ILS	8,681,915	Barclays Bank plc	2/12/15	24,109
USD	900,000	ILS	3,579,957	Deutsche Bank	2/12/15	(17,838)
INR	292,430,250	USD	4,681,880	Westpac Group	2/12/15	(89,697)
INR	37,461,780	USD	600,000	Westpac Group	2/12/15	(11,718)
USD	1,350,000	INR	84,726,000	UBS AG	2/12/15	19,504
USD	1,900,000	INR	119,985,000	UBS AG	2/12/15	15,813
USD	1,650,000	INR	105,600,000	UBS AG	2/12/15	(8,291)
USD	550,000	INR	34,446,500	Westpac Group	2/12/15	9,069
JPY	64,966,330	USD	550,000	JPMorgan Chase Bank N.A.	2/12/15	(7,450)
JPY	257,296,305	USD	2,150,000	JPMorgan Chase Bank N.A.	2/12/15	(1,253)
JPY	77,419,030	USD	650,000	JPMorgan Chase Bank N.A.	2/12/15	(3,454)
JPY	71,137,980	USD	600,000	JPMorgan Chase Bank N.A.	2/12/15	(5,909)
USD	5,035,283	JPY	581,778,214	Deutsche Bank	2/12/15	176,706
USD	800,000	JPY	95,224,880	JPMorgan Chase Bank N.A.	2/12/15	4,753
KRW	2,847,707,502	USD	2,568,974	Westpac Group	2/12/15	29,655
KRW	2,102,350,000	USD	1,900,000	Westpac Group	2/12/15	18,465
USD	1,776,455	KRW	1,969,200,002	Westpac Group	2/12/15	(20,507)
USD	1,250,000	MXN	18,314,225	Barclays Bank plc	2/12/15	11,583
USD	2,039	MXN	27,845	JPMorgan Chase Bank N.A.	2/12/15	157
MYR	11,323,000	USD	3,250,000	UBS AG	2/12/15	(27,150)
MYR	6,790,875	USD	1,950,000	UBS AG	2/12/15	(17,123)
MYR	3,513,200	USD	1,038,794	Westpac Group	2/12/15	(38,836)
MYR	7,389,800	USD	2,200,000	Westpac Group	2/12/15	(96,651)
USD	3,311,532	MYR	11,199,600	Westpac Group	2/12/15	123,805

USD	2,250,000	MYR	7,800,300	Westpac Group	2/12/15	29,811
USD	2,800,000	MYR	9,842,000	Westpac Group	2/12/15	(1,315)
NOK	16,673,758	USD	2,350,000	Barclays Bank plc	2/12/15	(115,268)
USD	1,950,000	NOK	13,739,837	Barclays Bank plc	2/12/15	108,492
USD	376,409	NOK	2,560,565	JPMorgan Chase Bank N.A.	2/12/15	33,225
NZD	2,350,000	USD	1,820,851	Barclays Bank plc	2/12/15	5,620
NZD	3,150,000	USD	2,435,259	Westpac Group	2/12/15	12,989
USD	2,542,395	NZD	3,307,395	Barclays Bank plc	2/12/15	(28,184)
USD	874,271	NZD	1,150,000	JPMorgan Chase Bank N.A.	2/12/15	(19,533)
USD	902,812	NZD	1,152,207	Westpac Group	2/12/15	7,292
PEN	9,376,862	USD	3,156,130	UBS AG	2/12/15	(39,146)
USD	3,000,000	PEN	9,015,000	UBS AG	2/12/15	3,303
PHP	71,896,000	USD	1,600,000	Westpac Group	2/12/15	3,855
PLN	6,403,342	USD	1,900,000	Barclays Bank plc	2/12/15	(94,562)
PLN	7,397,733	USD	2,200,000	JPMorgan Chase Bank N.A.	2/12/15	(114,191)
PLN	364,825	USD	107,060	Westpac Group	2/12/15	(4,197)
USD	4,150,000	PLN	14,200,605	Barclays Bank plc	2/12/15	146,105
USD	1,850,000	PLN	6,293,839	UBS AG	2/12/15	75,437
SEK	5,934,488	USD	800,000	Barclays Bank plc	2/12/15	(38,634)
SEK	20,403,533	USD	2,600,000	Barclays Bank plc	2/12/15	17,674
SEK	5,552,381	USD	750,000	UBS AG	2/12/15	(37,656)
SEK	21,745,578	USD	2,900,000	UBS AG	2/12/15	(110,148)
USD	2,950,000	SEK	22,024,853	Barclays Bank plc	2/12/15	124,318
USD	800,000	SEK	5,996,262	Barclays Bank plc	2/12/15	30,709
USD	1,750,000	SEK	13,476,327	UBS AG	2/12/15	21,053
USD	2,657,157	SEK	19,726,017	Westpac Group	2/12/15	126,405
SGD	2,870,664	USD	2,179,233	JPMorgan Chase Bank N.A.	2/12/15	(14,083)
SGD	3,344,260	USD	2,591,351	Westpac Group	2/12/15	(68,999)
USD	1,800,000	SGD	2,334,694	Barclays Bank plc	2/12/15	39,096
USD	3,000,000	SGD	3,919,140	Barclays Bank plc	2/12/15	44,055
THB	62,719,000	USD	1,900,000	Westpac Group	2/12/15	2,690
TRY	5,981,036	USD	2,616,941	Barclays Bank plc	2/12/15	(79,275)
USD	1,550,000	TRY	3,607,814	Barclays Bank plc	2/12/15	19,258
USD	1,050,000	TRY	2,420,062	Deutsche Bank	2/12/15	23,203
TWD	30,990,000	USD	1,000,000	Westpac Group	2/12/15	(19,971)
USD	2,310,964	TWD	70,997,433	Westpac Group	2/12/15	65,737
USD	4,350,000	TWD	133,414,500	Westpac Group	2/12/15	130,893
USD	1,050,000	TWD	32,634,000	Westpac Group	2/12/15	17,981
ZAR	31,152,359	USD	2,746,482	Deutsche Bank	2/12/15	(69,846)
USD	2,600,000	ZAR	30,311,996	Barclays Bank plc	2/12/15	(4,431)
USD	650,000	ZAR	7,634,900	Barclays Bank plc	2/12/15	(5,997)
						588,654

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)

179	U.S. Treasury 10-Year Notes	March 2015	22,696,641	(99,903)
48	U.S. Treasury Long Bonds	March 2015	6,939,000	(157,564)
39	U.S. Treasury Ultra Long Bonds	March 2015	6,442,312	(274,611)
			36,077,953	(532,078)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America/Camden Property Trust(5)	850,000	Buy	1.00	12/20/19	(5,992)	(3,189)	(9,181)
Barclays Bank plc/Staples, Inc.(5)	850,000	Buy	1.00	12/20/19	23,228	(1,928)	21,301
Deutsche Bank AG/ Host Hotels & Resorts LP	850,000	Buy	1.00	9/20/19	(10,295)	(227)	(10,522)
Deutsche Bank AG/ International Business Machines Corp.	850,000	Buy	1.00	9/20/19	(21,615)	(2,742)	(24,357)
Deutsche Bank AG/ Union Pacific Corp.	850,000	Buy	1.00	9/20/19	(30,994)	(2,861)	(33,856)
Goldman Sachs & Co./Kellogg Co.	850,000	Buy	1.00	12/20/19	(15,313)	(1,997)	(17,310)
Morgan Stanley & Co./ McDonald's Corp.	850,000	Buy	1.00	9/20/19	(31,398)	6,229	(25,169)
Morgan Stanley & Co./ Mondelez International, Inc.	850,000	Buy	1.00	9/20/19	(21,616)	(5,658)	(27,273)
Morgan Stanley & Co./ PepsiCo, Inc.	850,000	Buy	1.00	9/20/19	(23,596)	(1,722)	(25,319)
Bank of America N.A./ Ryland Corp.(5)	1,975,000	Sell*	5.00	9/20/19	206,389	36,489	242,878
Barclays Bank plc/ AES Corp. (The)(5)	850,000	Sell*	5.00	9/20/17	86,545	1,871	88,416
Barclays Bank plc/ Boyd Gaming Corp.(5)	850,000	Sell*	5.00	9/20/16	57,527	(843)	56,684
Barclays Bank plc/ Calpine Corp.(5)	850,000	Sell*	5.00	9/20/17	70,695	16,786	87,481
Barclays Bank plc/ NRG Energy, Inc.(5)	850,000	Sell*	5.00	9/20/17	80,399	(3,232)	77,167
Barclays Bank plc/ Parker Drilling Co.(5)	850,000	Sell*	5.00	9/20/17	75,539	(92,562)	(17,024)
Deutsche Bank AG/ J.C. Penny Co., Inc.	850,000	Sell*	5.00	9/20/15	5,353	8,163	13,517
Deutsche Bank AG/ Realogy Group LLC / Realogy Co-Issuer Corp.	850,000	Sell*	5.00	9/20/16	54,162	2,786	56,949
Morgan Stanley & Co./ Frontier Communications Corp.	850,000	Sell*	5.00	9/20/17	82,603	5,327	87,929
Morgan Stanley & Co./ HCA, Inc.	850,000	Sell*	5.00	9/20/17	90,270	3,311	93,581
Morgan Stanley & Co./ Hertz Corp. (The)	850,000	Sell*	5.00	9/20/17	89,522	(11,709)	77,813
Morgan Stanley & Co./ International Lease Finance Corp.	850,000	Sell*	5.00	9/20/17	83,831	(4,650)	79,181
Morgan Stanley & Co./ Rite Aid Corp.	850,000	Sell*	5.00	9/20/16	61,938	2,279	64,217
Morgan Stanley & Co./ Windstream Holdings, Inc.	850,000	Sell*	5.00	9/20/17	84,816	(11,311)	73,505
					991,998	(61,390)	930,608

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.

The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Implied Credit Spread (%)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CDX North America High Yield 22 Index	14,454,000	Sell*	5.00	6/20/19	3.26	1,016,236	135,761

* Centrally cleared credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. The fund may attempt to enhance returns by selling protection.

The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

Implied credit spreads for centrally cleared credit default swap agreements on credit indices are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $222,443,272, which represented 29.7% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Non-income producing.

(4)	The rate indicated is the yield to maturity at purchase.

(5)	Collateral has been received at the custodian bank for margin requirements on swap agreements. At the period end, the aggregate value of securities received was $807,264.

(6)	Security is in default.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	697,084,987	—
Municipal Securities	—	9,305,694	—
Commercial Mortgage-Backed Securities	—	4,515,592	—
Asset-Backed Securities	—	3,037,655	—
Common Stocks	2,271,670	—	—
Collateralized Mortgage Obligations	—	1,726,517	—
Exchange-Traded Funds	949,760	—	—
Preferred Stocks	—	175,804	—
Temporary Cash Investments	—	19,201,302	—
	3,221,430	735,047,551	—
Other Financial Instruments
Swap Agreements	—	219,002	—
Forward Foreign Currency Exchange Contracts	—	3,326,858	—
	—	3,545,860	—
Liabilities
Other Financial Instruments
Futures Contracts	(532,078)	—	—
Swap Agreements	—	(144,631)	—
Forward Foreign Currency Exchange Contracts	—	(2,738,204)	—
	(532,078)	(2,882,835)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$743,703,882
Gross tax appreciation of investments	$21,983,402
Gross tax depreciation of investments	(27,418,303)
Net tax appreciation (depreciation) of investments	$(5,434,901)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Diversified Bond Fund
December 31, 2014

NT Diversified Bond - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 34.3%
U.S. Treasury Bonds, 10.625%, 8/15/15	1,580,000	1,682,392
U.S. Treasury Bonds, 6.75%, 8/15/26	600,000	875,860
U.S. Treasury Bonds, 5.50%, 8/15/28	3,250,000	4,441,326
U.S. Treasury Bonds, 5.25%, 2/15/29	5,227,000	7,033,990
U.S. Treasury Bonds, 5.375%, 2/15/31	24,950,000	34,811,088
U.S. Treasury Bonds, 3.50%, 2/15/39	6,130,000	7,049,022
U.S. Treasury Bonds, 4.375%, 11/15/39	12,100,000	15,877,475
U.S. Treasury Bonds, 4.375%, 5/15/41	3,600,000	4,779,562
U.S. Treasury Bonds, 3.125%, 11/15/41	350,000	378,273
U.S. Treasury Bonds, 2.75%, 11/15/42	8,150,000	8,151,271
U.S. Treasury Bonds, 2.875%, 5/15/43	13,000,000	13,311,792
U.S. Treasury Bonds, 3.125%, 8/15/44	34,610,000	37,267,944
U.S. Treasury Bonds, 3.00%, 11/15/44	6,400,000	6,728,000
U.S. Treasury Notes, VRN, 0.09%, 1/6/15	135,553,800	135,475,992
U.S. Treasury Notes, VRN, 0.11%, 1/6/15	85,000,000	85,004,760
U.S. Treasury Notes, 2.25%, 1/31/15	20,000,000	20,035,160
U.S. Treasury Notes, 0.375%, 3/15/15	30,000,000	30,021,090
U.S. Treasury Notes, 0.25%, 5/31/15	25,000,000	25,017,575
U.S. Treasury Notes, 1.875%, 6/30/15	15,000,000	15,130,080
U.S. Treasury Notes, 0.25%, 7/15/15	12,000,000	12,008,436
U.S. Treasury Notes, 0.375%, 11/15/15	19,250,000	19,269,558
U.S. Treasury Notes, 1.375%, 11/30/15	10,000,000	10,100,980
U.S. Treasury Notes, 2.125%, 12/31/15	20,000,000	20,362,900
U.S. Treasury Notes, 0.375%, 1/15/16	46,000,000	46,041,308
U.S. Treasury Notes, 0.50%, 6/15/16	10,000,000	10,006,450
U.S. Treasury Notes, 1.50%, 6/30/16	7,500,000	7,611,915
U.S. Treasury Notes, 1.50%, 7/31/16	18,000,000	18,274,572
U.S. Treasury Notes, 0.875%, 11/30/16	9,500,000	9,541,562
U.S. Treasury Notes, 0.625%, 12/15/16	16,500,000	16,490,661
U.S. Treasury Notes, 4.75%, 8/15/17	1,092,000	1,199,110
U.S. Treasury Notes, 2.625%, 4/30/18	8,355,000	8,734,893
U.S. Treasury Notes, 1.00%, 5/31/18	12,280,000	12,159,116
U.S. Treasury Notes, 1.375%, 6/30/18	23,210,000	23,258,950
U.S. Treasury Notes, 1.375%, 7/31/18	12,050,000	12,062,243
U.S. Treasury Notes, 1.375%, 9/30/18	37,200,000	37,159,303
U.S. Treasury Notes, 1.25%, 10/31/18	39,300,000	39,048,244
U.S. Treasury Notes, 1.375%, 11/30/18	28,700,000	28,640,591
U.S. Treasury Notes, 1.625%, 8/31/19	5,000,000	5,004,885
U.S. Treasury Notes, 1.50%, 11/30/19	41,600,000	41,330,266
U.S. Treasury Notes, 1.625%, 12/31/19	20,400,000	20,371,318
U.S. Treasury Notes, 2.125%, 9/30/21	8,000,000	8,088,128
U.S. Treasury Notes, 2.00%, 10/31/21	71,000,000	71,171,962
TOTAL U.S. TREASURY SECURITIES (Cost $916,676,866)		931,010,003

CORPORATE BONDS — 28.9%
Aerospace and Defense — 0.3%
L-3 Communications Corp., 4.75%, 7/15/20		1,520,000	1,634,362
Lockheed Martin Corp., 7.65%, 5/1/16		220,000	239,706
Lockheed Martin Corp., 4.25%, 11/15/19		1,100,000	1,200,365
Raytheon Co., 2.50%, 12/15/22		560,000	546,588
United Technologies Corp., 6.125%, 2/1/19		410,000	476,454
United Technologies Corp., 6.05%, 6/1/36		730,000	966,449
United Technologies Corp., 5.70%, 4/15/40		1,420,000	1,788,284
United Technologies Corp., 4.50%, 6/1/42		600,000	655,925
			7,508,133
Auto Components — 0.1%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,620,000	1,587,600
Tenneco, Inc., 6.875%, 12/15/20		1,299,000	1,380,187
			2,967,787
Automobiles — 0.6%
American Honda Finance Corp., 1.50%, 9/11/17(1)		930,000	931,501
American Honda Finance Corp., 2.125%, 10/10/18		920,000	926,432
Daimler Finance North America LLC, 1.30%, 7/31/15(1)		900,000	903,882
Daimler Finance North America LLC, 2.625%, 9/15/16(1)		950,000	973,872
Ford Motor Co., 4.75%, 1/15/43		460,000	487,272
Ford Motor Credit Co. LLC, 5.625%, 9/15/15		730,000	753,456
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		3,580,000	3,892,867
Ford Motor Credit Co. LLC, 8.125%, 1/15/20		1,150,000	1,425,975
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		980,000	1,136,206
General Motors Co., 5.00%, 4/1/35		710,000	741,659
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		1,060,000	1,070,600
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(1)		1,800,000	1,834,519
			15,078,241
Banks — 5.1%
Bank of America Corp., 4.50%, 4/1/15		1,560,000	1,574,811
Bank of America Corp., 3.75%, 7/12/16		960,000	994,930
Bank of America Corp., 6.50%, 8/1/16		1,050,000	1,131,890
Bank of America Corp., 5.75%, 12/1/17		6,665,000	7,369,650
Bank of America Corp., 5.625%, 7/1/20		2,320,000	2,644,686
Bank of America Corp., 5.70%, 1/24/22		1,730,000	2,007,058
Bank of America Corp., 4.10%, 7/24/23		4,160,000	4,385,846
Bank of America Corp., MTN, 4.00%, 4/1/24		1,170,000	1,219,644
Bank of America Corp., MTN, 4.20%, 8/26/24		1,400,000	1,427,905
Bank of America Corp., MTN, 5.00%, 1/21/44		830,000	933,187
Bank of America N.A., 5.30%, 3/15/17		1,500,000	1,612,179
Bank of America N.A., 6.00%, 10/15/36		650,000	816,855
Bank of Nova Scotia, 2.55%, 1/12/17		900,000	923,489
Barclays Bank plc, 5.14%, 10/14/20		1,500,000	1,615,254
Barclays Bank plc, 3.75%, 5/15/24		1,000,000	1,032,782
Barclays Bank plc, MTN, VRN, 6.75%, 1/16/18	GBP	2,500,000	4,259,979
BB&T Corp., MTN, 3.20%, 3/15/16		$390,000	399,158
BB&T Corp., MTN, 2.05%, 6/19/18		570,000	574,270
BPCE SA, 5.15%, 7/21/24(1)		1,670,000	1,724,121

Branch Banking & Trust Co., 3.80%, 10/30/26		1,300,000	1,328,525
Capital One Financial Corp., 1.00%, 11/6/15		450,000	449,723
Citigroup, Inc., 4.45%, 1/10/17		3,200,000	3,384,477
Citigroup, Inc., 5.50%, 2/15/17		1,110,000	1,193,896
Citigroup, Inc., 1.75%, 5/1/18		3,980,000	3,936,928
Citigroup, Inc., 2.55%, 4/8/19		1,250,000	1,259,485
Citigroup, Inc., 4.50%, 1/14/22		1,970,000	2,155,994
Citigroup, Inc., 4.05%, 7/30/22		1,400,000	1,450,880
Citigroup, Inc., 3.75%, 6/16/24		4,810,000	4,925,844
Citigroup, Inc., 6.00%, 10/31/33		800,000	946,830
Citigroup, Inc., 6.68%, 9/13/43		500,000	648,882
Commerzbank AG, 8.125%, 9/19/23(1)		1,050,000	1,211,280
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	3,000,000	4,150,978
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$2,270,000	2,418,524
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/9/22		480,000	489,763
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	1,100,000	1,492,106
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.125%, 9/14/22	EUR	2,500,000	3,498,810
Fifth Third Bancorp, 4.30%, 1/16/24		$750,000	787,577
Fifth Third Bank, 2.875%, 10/1/21		1,830,000	1,832,600
HBOS plc, MTN, 6.75%, 5/21/18(1)		1,880,000	2,099,953
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	1,200,000	2,253,668
HSBC Holdings plc, 5.10%, 4/5/21		$1,530,000	1,731,851
HSBC Holdings plc, 4.00%, 3/30/22		290,000	309,132
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	2,200,000	3,188,070
ING Bank NV, 2.00%, 9/25/15(1)		$420,000	423,352
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	1,300,000	1,698,647
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$1,070,000	1,040,379
JPMorgan Chase & Co., 6.00%, 1/15/18		400,000	447,723
JPMorgan Chase & Co., 4.625%, 5/10/21		5,860,000	6,458,429
JPMorgan Chase & Co., 3.25%, 9/23/22		3,880,000	3,909,224
JPMorgan Chase & Co., 3.625%, 5/13/24		2,760,000	2,828,498
JPMorgan Chase & Co., 3.875%, 9/10/24		1,630,000	1,633,348
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		2,070,000	2,207,831
KeyCorp, MTN, 2.30%, 12/13/18		1,470,000	1,476,428
KFW, 2.00%, 6/1/16		2,920,000	2,981,396
KFW, 2.00%, 10/4/22		2,630,000	2,595,413
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		430,000	496,144
PNC Funding Corp., 4.375%, 8/11/20		230,000	251,317
Regions Bank, 7.50%, 5/15/18		670,000	778,976
Regions Bank, 6.45%, 6/26/37		1,240,000	1,560,109
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		1,580,000	1,722,405
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		1,300,000	1,344,664
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	1,200,000	1,673,773
Standard Chartered plc, 3.95%, 1/11/23(1)		$1,000,000	966,675
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	3,400,000	4,344,871
SunTrust Banks, Inc., 3.60%, 4/15/16		$196,000	202,257
Toronto-Dominion Bank (The), MTN, 2.50%, 7/14/16		460,000	471,516
U.S. Bancorp, 3.44%, 2/1/16		450,000	460,941
U.S. Bancorp, MTN, 3.00%, 3/15/22		2,150,000	2,174,903

U.S. Bancorp, MTN, 2.95%, 7/15/22		290,000	286,353
U.S. Bancorp, MTN, 3.60%, 9/11/24		1,620,000	1,648,460
Wells Fargo & Co., 3.68%, 6/15/16		560,000	581,221
Wells Fargo & Co., 5.625%, 12/11/17		190,000	211,441
Wells Fargo & Co., 4.125%, 8/15/23		760,000	798,549
Wells Fargo & Co., 5.61%, 1/15/44		1,366,000	1,614,283
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,020,000	1,037,945
Wells Fargo & Co., MTN, 4.60%, 4/1/21		1,605,000	1,788,261
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,700,000	1,739,865
Wells Fargo & Co., MTN, 4.65%, 11/4/44		580,000	600,921
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16		500,000	527,583
			138,777,571
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		2,190,000	2,654,970
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20		2,400,000	2,721,358
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		2,880,000	2,803,781
Pernod-Ricard SA, 2.95%, 1/15/17(1)		810,000	829,199
			9,009,308
Biotechnology — 0.3%
Amgen, Inc., 2.125%, 5/15/17		880,000	892,113
Amgen, Inc., 5.85%, 6/1/17		400,000	440,875
Amgen, Inc., 4.10%, 6/15/21		2,160,000	2,321,335
Amgen, Inc., 5.375%, 5/15/43		1,800,000	2,099,187
Celgene Corp., 3.25%, 8/15/22		480,000	483,900
Celgene Corp., 3.625%, 5/15/24		850,000	869,636
Gilead Sciences, Inc., 4.40%, 12/1/21		1,470,000	1,623,252
			8,730,298
Capital Markets — 0.5%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	2,500,000	3,999,280
Ameriprise Financial, Inc., 5.30%, 3/15/20		$350,000	396,515
Ameriprise Financial, Inc., 4.00%, 10/15/23		1,040,000	1,103,679
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		2,030,000	2,275,021
Jefferies Group, Inc., 5.125%, 4/13/18		510,000	538,660
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	2,300,000	4,627,941
			12,941,096
Chemicals — 0.5%
Ashland, Inc., 4.75%, 8/15/22		$1,450,000	1,457,250
Dow Chemical Co. (The), 2.50%, 2/15/16		890,000	905,999
Dow Chemical Co. (The), 4.25%, 11/15/20		1,270,000	1,361,330
Eastman Chemical Co., 2.70%, 1/15/20		1,550,000	1,560,591
Eastman Chemical Co., 3.60%, 8/15/22		1,020,000	1,034,592
Ecolab, Inc., 3.00%, 12/8/16		450,000	464,990
Ecolab, Inc., 4.35%, 12/8/21		2,090,000	2,280,664
LYB International Finance BV, 4.00%, 7/15/23		320,000	327,931
LYB International Finance BV, 4.875%, 3/15/44		500,000	516,405
LyondellBasell Industries NV, 5.00%, 4/15/19		1,830,000	1,998,031
Mosaic Co. (The), 4.25%, 11/15/23		1,030,000	1,088,861
Mosaic Co. (The), 5.625%, 11/15/43		900,000	1,035,332
			14,031,976

Commercial Services and Supplies — 0.3%
Clean Harbors, Inc., 5.25%, 8/1/20	925,000	934,250
Covanta Holding Corp., 5.875%, 3/1/24	1,070,000	1,094,075
Pitney Bowes, Inc., 4.625%, 3/15/24	1,590,000	1,630,513
Republic Services, Inc., 3.55%, 6/1/22	1,410,000	1,449,880
Waste Management, Inc., 2.60%, 9/1/16	860,000	880,340
Waste Management, Inc., 4.75%, 6/30/20	830,000	910,877
		6,899,935
Communications Equipment — 0.3%
Apple, Inc., 1.00%, 5/3/18	920,000	905,896
Apple, Inc., 2.85%, 5/6/21	1,310,000	1,341,238
Apple, Inc., 3.45%, 5/6/24	1,240,000	1,300,164
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	830,000	838,016
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	1,490,000	1,482,637
Cisco Systems, Inc., 5.90%, 2/15/39	300,000	378,932
Crown Castle International Corp., 5.25%, 1/15/23	674,000	690,850
		6,937,733
Construction Materials†
Owens Corning, 4.20%, 12/15/22	1,060,000	1,077,530
Consumer Finance — 1.0%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	1,450,000	1,617,124
American Express Co., 1.55%, 5/22/18	1,530,000	1,516,695
American Express Co., 3.625%, 12/5/24	1,500,000	1,515,613
American Express Credit Corp., 1.30%, 7/29/16	520,000	522,595
Capital One Bank USA N.A., 2.30%, 6/5/19	2,390,000	2,373,951
Capital One Bank USA N.A., 3.375%, 2/15/23	1,580,000	1,573,983
CIT Group, Inc., 4.25%, 8/15/17	3,250,000	3,323,125
CIT Group, Inc., 5.00%, 8/15/22	630,000	649,687
Discover Bank, 2.00%, 2/21/18	1,935,000	1,931,413
Equifax, Inc., 3.30%, 12/15/22	800,000	792,326
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	3,510,000	3,571,425
HSBC Bank USA N.A., 5.875%, 11/1/34	420,000	526,344
John Deere Capital Corp., MTN, 3.15%, 10/15/21	570,000	591,905
Navient Corp., MTN, 6.25%, 1/25/16	360,000	375,300
PNC Bank N.A., 6.00%, 12/7/17	2,860,000	3,195,481
PNC Bank N.A., 3.80%, 7/25/23	1,150,000	1,187,559
Synchrony Financial, 3.00%, 8/15/19	650,000	657,528
		25,922,054
Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20	1,040,000	1,086,800
Ball Corp., 4.00%, 11/15/23	1,250,000	1,212,500
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,068,000	2,186,910
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	1,700,000	1,657,500
Rock-Tenn Co., 3.50%, 3/1/20	1,000,000	1,015,975
Rock-Tenn Co., 4.00%, 3/1/23	1,670,000	1,704,185
		8,863,870
Diversified Consumer Services — 0.1%
Catholic Health Initiatives, 1.60%, 11/1/17	225,000	224,253
Catholic Health Initiatives, 2.95%, 11/1/22	860,000	844,105

Johns Hopkins University, 4.08%, 7/1/53		260,000	273,156
			1,341,514
Diversified Financial Services — 2.6%
Ally Financial, Inc., 2.75%, 1/30/17		2,490,000	2,488,456
BNP Paribas SA, MTN, VRN, 2.625%, 10/14/22	EUR	1,200,000	1,464,909
BNP Paribas SA, VRN, 5.95%, 4/19/16	GBP	1,700,000	2,699,766
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	2,200,000	4,394,692
Deutsche Bank AG, VRN, 4.30%, 5/24/23		$730,000	706,041
General Electric Capital Corp., MTN, 5.625%, 9/15/17		2,250,000	2,498,740
General Electric Capital Corp., MTN, 6.00%, 8/7/19		5,490,000	6,392,331
General Electric Capital Corp., MTN, 4.65%, 10/17/21		3,380,000	3,815,300
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		750,000	757,907
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		4,230,000	4,341,655
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		3,790,000	4,388,104
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		2,540,000	2,639,929
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		1,870,000	2,355,807
Goldman Sachs Group, Inc. (The), MTN, 3.70%, 8/1/15		520,000	528,515
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		3,440,000	3,857,847
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		970,000	1,043,124
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		1,070,000	1,072,675
Morgan Stanley, 3.70%, 10/23/24		440,000	446,905
Morgan Stanley, 5.00%, 11/24/25		4,170,000	4,455,503
Morgan Stanley, MTN, 6.625%, 4/1/18		5,170,000	5,893,164
Morgan Stanley, MTN, 5.625%, 9/23/19		6,510,000	7,356,144
MUFG Union Bank N.A., 2.625%, 9/26/18		600,000	609,374
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,300,000	3,473,433
UBS AG (Stamford Branch), 5.875%, 12/20/17		$2,191,000	2,448,309
			70,128,630
Diversified Telecommunication Services — 1.6%
AT&T, Inc., 3.875%, 8/15/21		1,780,000	1,865,139
AT&T, Inc., 2.625%, 12/1/22		3,440,000	3,282,152
AT&T, Inc., 6.55%, 2/15/39		868,000	1,073,430
AT&T, Inc., 4.30%, 12/15/42		950,000	906,764
British Telecommunications plc, 5.95%, 1/15/18		3,260,000	3,638,062
CenturyLink, Inc., 6.00%, 4/1/17		1,000,000	1,066,250
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		620,000	672,700
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(1)		2,900,000	2,947,528
Frontier Communications Corp., 8.25%, 4/15/17		1,250,000	1,396,875
Orange SA, 4.125%, 9/14/21		1,470,000	1,577,085
Orange SA, 5.50%, 2/6/44		330,000	388,581
Telecom Italia Capital SA, 7.00%, 6/4/18		1,665,000	1,856,475
Telecom Italia Capital SA, 6.00%, 9/30/34		870,000	874,350
Telecom Italia SpA, 5.30%, 5/30/24(1)		900,000	914,625
Telefonica Emisiones SAU, 5.46%, 2/16/21		2,180,000	2,433,870
Verizon Communications, Inc., 3.65%, 9/14/18		2,000,000	2,114,550
Verizon Communications, Inc., 4.50%, 9/15/20		820,000	890,994
Verizon Communications, Inc., 5.15%, 9/15/23		2,970,000	3,281,892
Verizon Communications, Inc., 5.05%, 3/15/34		4,760,000	5,087,112
Verizon Communications, Inc., 4.40%, 11/1/34		550,000	548,486

Verizon Communications, Inc., 4.75%, 11/1/41	1,870,000	1,924,389
Verizon Communications, Inc., 6.55%, 9/15/43	1,012,000	1,298,421
Verizon Communications, Inc., 4.86%, 8/21/46(1)	881,000	907,201
Verizon Communications, Inc., 5.01%, 8/21/54(1)	1,013,000	1,052,596
Windstream Corp., 7.875%, 11/1/17	230,000	249,837
		42,249,364
Electric Utilities†
AES Corp. (The), 8.00%, 10/15/17	6,000	6,750
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(1)	1,350,000	1,302,750
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	690,000	742,613
Jabil Circuit, Inc., 5.625%, 12/15/20	190,000	202,236
		944,849
Energy Equipment and Services — 0.3%
Ensco plc, 3.25%, 3/15/16	540,000	550,137
Ensco plc, 4.70%, 3/15/21	1,980,000	1,991,621
Schlumberger Investment SA, 3.65%, 12/1/23	1,250,000	1,309,171
Transocean, Inc., 5.05%, 12/15/16	280,000	281,551
Transocean, Inc., 2.50%, 10/15/17	1,040,000	920,068
Transocean, Inc., 6.50%, 11/15/20	660,000	626,665
Transocean, Inc., 6.375%, 12/15/21	230,000	212,452
Weatherford International Ltd., 4.50%, 4/15/22	1,500,000	1,337,049
		7,228,714
Food and Staples Retailing — 0.5%
CVS Health Corp., 2.75%, 12/1/22	1,345,000	1,312,313
Delhaize Group SA, 4.125%, 4/10/19	1,300,000	1,366,532
Delhaize Group SA, 5.70%, 10/1/40	650,000	684,295
Kroger Co. (The), 6.40%, 8/15/17	530,000	592,800
Kroger Co. (The), 3.30%, 1/15/21	2,050,000	2,083,116
Sysco Corp., 3.50%, 10/2/24	1,600,000	1,652,405
Wal-Mart Stores, Inc., 2.55%, 4/11/23	1,050,000	1,036,168
Wal-Mart Stores, Inc., 5.625%, 4/1/40	410,000	523,631
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,010,000	1,294,637
Wal-Mart Stores, Inc., 4.30%, 4/22/44	1,900,000	2,082,776
		12,628,673
Food Products — 0.2%
Kellogg Co., 4.45%, 5/30/16	320,000	336,727
Kraft Foods Group, Inc., 5.00%, 6/4/42	1,330,000	1,469,740
Mondelez International, Inc., 4.00%, 2/1/24	1,660,000	1,740,032
Mondelez International, Inc., 6.50%, 2/9/40	1,033,000	1,381,554
Tyson Foods, Inc., 6.60%, 4/1/16	300,000	319,958
Tyson Foods, Inc., 4.50%, 6/15/22	1,290,000	1,398,821
		6,646,832
Gas Utilities — 1.4%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	2,410,000	2,524,475
Access Midstream Partners LP / ACMP Finance Corp., 4.875%, 5/15/23	300,000	306,000
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	1,160,000	1,313,178
Enable Midstream Partners LP, 3.90%, 5/15/24(1)	1,170,000	1,129,928

Enbridge Energy Partners LP, 6.50%, 4/15/18	540,000	612,082
Enbridge Energy Partners LP, 5.20%, 3/15/20	1,220,000	1,330,859
Enbridge, Inc., 4.50%, 6/10/44	860,000	745,316
Energy Transfer Equity LP, 7.50%, 10/15/20	1,090,000	1,215,350
Energy Transfer Partners LP, 4.15%, 10/1/20	1,220,000	1,252,268
Energy Transfer Partners LP, 5.20%, 2/1/22	340,000	364,172
Energy Transfer Partners LP, 3.60%, 2/1/23	1,370,000	1,327,999
Energy Transfer Partners LP, 6.50%, 2/1/42	420,000	484,402
Enterprise Products Operating LLC, 3.70%, 6/1/15	420,000	424,843
Enterprise Products Operating LLC, 6.30%, 9/15/17	520,000	581,769
Enterprise Products Operating LLC, 5.20%, 9/1/20	780,000	861,312
Enterprise Products Operating LLC, 4.85%, 3/15/44	2,550,000	2,669,396
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	1,220,000	1,339,105
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	550,000	592,991
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	2,290,000	2,274,391
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	1,460,000	1,630,055
Kinder Morgan, Inc., 7.25%, 6/1/18	710,000	805,145
Magellan Midstream Partners LP, 6.55%, 7/15/19	640,000	748,589
Magellan Midstream Partners LP, 5.15%, 10/15/43	670,000	712,976
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	501,000	523,545
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.50%, 8/15/21	630,000	652,050
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	970,000	953,025
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	1,740,000	1,752,138
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	2,670,000	2,564,898
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	1,450,000	1,326,750
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	770,000	766,150
TransCanada PipeLines Ltd., 2.50%, 8/1/22	880,000	830,408
Williams Cos., Inc. (The), 3.70%, 1/15/23	630,000	566,752
Williams Cos., Inc. (The), 5.75%, 6/24/44	700,000	610,896
Williams Partners LP, 4.125%, 11/15/20	1,050,000	1,077,117
Williams Partners LP, 5.40%, 3/4/44	1,700,000	1,670,327
		38,540,657
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc., 3.20%, 6/15/23	640,000	646,046
Becton Dickinson and Co., 3.73%, 12/15/24	1,710,000	1,763,431
Medtronic, Inc., 2.50%, 3/15/20(1)	1,010,000	1,013,876
Medtronic, Inc., 2.75%, 4/1/23	900,000	876,668
Medtronic, Inc., 3.50%, 3/15/25(1)	2,885,000	2,957,578
Medtronic, Inc., 4.375%, 3/15/35(1)	1,120,000	1,192,194
		8,449,793
Health Care Providers and Services — 0.5%
Aetna, Inc., 2.75%, 11/15/22	670,000	651,054
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,830,000	1,898,625
Express Scripts Holding Co., 2.65%, 2/15/17	2,950,000	3,018,068
Express Scripts Holding Co., 7.25%, 6/15/19	980,000	1,177,789
HCA, Inc., 3.75%, 3/15/19	2,940,000	2,951,025
HCA, Inc., 4.25%, 10/15/19	1,000,000	1,016,250
NYU Hospitals Center, 4.43%, 7/1/42	400,000	406,873
UnitedHealth Group, Inc., 2.875%, 3/15/23	830,000	826,146

UnitedHealth Group, Inc., 4.25%, 3/15/43		700,000	736,888
Universal Health Services, Inc., 7.125%, 6/30/16		630,000	676,463
Universal Health Services, Inc., 4.75%, 8/1/22(1)		1,250,000	1,251,563
			14,610,744
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24		800,000	816,713
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		1,420,000	1,498,100
Wyndham Worldwide Corp., 2.95%, 3/1/17		600,000	613,080
			2,927,893
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18		1,950,000	1,981,687
D.R. Horton, Inc., 5.75%, 8/15/23		650,000	690,625
Lennar Corp., 4.75%, 12/15/17		1,470,000	1,514,100
Lennar Corp., 4.50%, 6/15/19		1,560,000	1,567,800
MDC Holdings, Inc., 5.50%, 1/15/24		1,050,000	1,021,125
Toll Brothers Finance Corp., 6.75%, 11/1/19		720,000	810,000
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)		855,000	846,450
TRI Pointe Holdings, Inc., 5.875%, 6/15/24(1)		350,000	351,313
			8,783,100
Industrial Conglomerates — 0.2%
Bombardier, Inc., 5.75%, 3/15/22(1)		360,000	366,300
General Electric Co., 5.25%, 12/6/17		2,400,000	2,663,638
General Electric Co., 2.70%, 10/9/22		1,090,000	1,092,341
General Electric Co., 4.125%, 10/9/42		1,050,000	1,091,510
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		1,240,000	1,234,978
			6,448,767
Insurance — 1.4%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	2,300,000	3,324,236
Allstate Corp. (The), 4.50%, 6/15/43		$480,000	531,814
Allstate Corp. (The), VRN, 5.75%, 8/15/23		630,000	665,044
American International Group, Inc., 4.875%, 6/1/22		4,170,000	4,691,709
American International Group, Inc., 4.50%, 7/16/44		900,000	954,825
American International Group, Inc., MTN, 5.85%, 1/16/18		1,410,000	1,577,628
American International Group, Inc., VRN, 8.18%, 5/15/38		560,000	761,600
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		2,155,000	2,372,454
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		430,000	437,429
Berkshire Hathaway, Inc., 4.50%, 2/11/43		1,000,000	1,098,117
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16		430,000	461,563
Hartford Financial Services Group, Inc. (The), 5.125%, 4/15/22		390,000	439,068
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		280,000	346,443
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		820,000	888,502
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)		1,540,000	1,571,547
Lincoln National Corp., 6.25%, 2/15/20		1,115,000	1,295,171
Markel Corp., 4.90%, 7/1/22		1,100,000	1,209,857
Markel Corp., 3.625%, 3/30/23		1,650,000	1,662,362
MetLife, Inc., 1.76%, 12/15/17		470,000	471,924
MetLife, Inc., 4.125%, 8/13/42		450,000	452,535
MetLife, Inc., 4.875%, 11/13/43		340,000	385,541
Metropolitan Life Global Funding I, 3.00%, 1/10/23(1)		1,790,000	1,783,823

Principal Financial Group, Inc., 3.30%, 9/15/22	330,000	330,461
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	1,730,000	1,954,846
Prudential Financial, Inc., MTN, 5.70%, 12/14/36	170,000	202,752
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	1,160,000	1,366,041
Prudential Financial, Inc., MTN, 4.60%, 5/15/44	1,380,000	1,460,384
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)	880,000	903,301
Travelers Cos., Inc. (The), 4.60%, 8/1/43	620,000	698,908
Voya Financial, Inc., 5.50%, 7/15/22	1,700,000	1,923,346
Voya Financial, Inc., 5.70%, 7/15/43	900,000	1,082,320
Voya Financial, Inc., VRN, 5.65%, 5/15/23	200,000	199,000
WR Berkley Corp., 4.625%, 3/15/22	750,000	805,479
WR Berkley Corp., 4.75%, 8/1/44	720,000	738,452
		39,048,482
Internet Software and Services — 0.1%
Alibaba Group Holding Ltd., 3.125%, 11/28/21(1)	1,050,000	1,038,972
Google, Inc., 3.375%, 2/25/24	1,000,000	1,042,857
Netflix, Inc., 5.375%, 2/1/21	1,440,000	1,504,800
Netflix, Inc., 5.75%, 3/1/24(1)	310,000	323,950
		3,910,579
IT Services — 0.1%
Fidelity National Information Services, Inc., 1.45%, 6/5/17	850,000	846,054
Fidelity National Information Services, Inc., 5.00%, 3/15/22	550,000	583,911
Fidelity National Information Services, Inc., 3.50%, 4/15/23	900,000	896,199
International Business Machines Corp., 3.375%, 8/1/23	1,100,000	1,126,026
Xerox Corp., 2.95%, 3/15/17	440,000	452,370
		3,904,560
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	660,000	682,563
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	500,000	501,615
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,060,000	1,119,979
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	1,610,000	1,856,362
		4,160,519
Machinery — 0.2%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	1,090,000	1,092,238
Deere & Co., 5.375%, 10/16/29	1,070,000	1,300,044
Oshkosh Corp., 5.375%, 3/1/22	2,110,000	2,162,750
Terex Corp., 6.50%, 4/1/20	980,000	1,019,200
		5,574,232
Media — 1.7%
21st Century Fox America, Inc., 3.00%, 9/15/22	2,570,000	2,557,019
21st Century Fox America, Inc., 6.90%, 8/15/39	710,000	965,809
21st Century Fox America, Inc., 4.75%, 9/15/44(1)	1,650,000	1,810,444
CBS Corp., 4.85%, 7/1/42	360,000	366,237
Comcast Corp., 5.90%, 3/15/16	600,000	636,419
Comcast Corp., 6.40%, 5/15/38	2,290,000	3,068,057
Comcast Corp., 4.75%, 3/1/44	400,000	447,594
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 5.00%, 3/1/21	2,000,000	2,183,902
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 4.45%, 4/1/24	800,000	838,630
Discovery Communications LLC, 5.625%, 8/15/19	640,000	719,226

Discovery Communications LLC, 3.25%, 4/1/23	1,270,000	1,235,081
DISH DBS Corp., 7.125%, 2/1/16	1,040,000	1,095,900
DISH DBS Corp., 4.625%, 7/15/17	800,000	829,000
Embarq Corp., 8.00%, 6/1/36	870,000	974,400
Gannett Co., Inc., 5.125%, 7/15/20	2,420,000	2,480,500
Grupo Televisa SAB, 5.00%, 5/13/45	500,000	507,215
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	1,410,000	1,445,501
Lamar Media Corp., 5.375%, 1/15/24	1,410,000	1,459,350
NBCUniversal Media LLC, 5.15%, 4/30/20	2,670,000	3,033,486
NBCUniversal Media LLC, 4.375%, 4/1/21	4,673,000	5,146,417
NBCUniversal Media LLC, 2.875%, 1/15/23	1,490,000	1,491,177
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)	1,160,000	1,171,600
Omnicom Group, Inc., 3.625%, 5/1/22	240,000	246,778
Scripps Networks Interactive, Inc., 2.75%, 11/15/19	840,000	844,455
Time Warner Cable, Inc., 6.75%, 7/1/18	1,150,000	1,319,949
Time Warner Cable, Inc., 5.50%, 9/1/41	520,000	606,450
Time Warner Cable, Inc., 4.50%, 9/15/42	1,340,000	1,382,942
Time Warner, Inc., 4.70%, 1/15/21	1,600,000	1,753,619
Time Warner, Inc., 7.70%, 5/1/32	440,000	626,729
Time Warner, Inc., 5.375%, 10/15/41	650,000	736,789
Time Warner, Inc., 5.35%, 12/15/43	1,620,000	1,847,121
Viacom, Inc., 4.50%, 3/1/21	1,140,000	1,225,506
Viacom, Inc., 3.125%, 6/15/22	1,260,000	1,222,109
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	710,000	697,443
		46,972,854
Metals and Mining — 0.4%
Barrick North America Finance LLC, 4.40%, 5/30/21	1,300,000	1,314,496
Barrick North America Finance LLC, 5.75%, 5/1/43	550,000	547,620
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	500,000	517,177
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)	650,000	686,733
Newmont Mining Corp., 6.25%, 10/1/39	290,000	295,091
Southern Copper Corp., 5.25%, 11/8/42	750,000	673,760
Steel Dynamics, Inc., 6.125%, 8/15/19	1,290,000	1,360,950
Steel Dynamics, Inc., 7.625%, 3/15/20	930,000	974,175
Teck Resources Ltd., 3.15%, 1/15/17	460,000	469,312
Vale Overseas Ltd., 5.625%, 9/15/19	2,205,000	2,357,189
Vale Overseas Ltd., 4.625%, 9/15/20	1,720,000	1,751,665
Vale SA, 5.625%, 9/11/42	310,000	290,287
		11,238,455
Multi-Utilities — 1.5%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25(1)	1,400,000	1,411,876
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	300,000	290,213
CMS Energy Corp., 8.75%, 6/15/19	890,000	1,115,288
CMS Energy Corp., 3.875%, 3/1/24	1,440,000	1,498,101
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	880,000	881,371
Constellation Energy Group, Inc., 5.15%, 12/1/20	1,276,000	1,414,600
Consumers Energy Co., 2.85%, 5/15/22	230,000	230,317
Consumers Energy Co., 3.375%, 8/15/23	700,000	724,137
Dominion Resources, Inc., 6.40%, 6/15/18	810,000	925,394

Dominion Resources, Inc., 2.75%, 9/15/22	540,000	524,654
Dominion Resources, Inc., 3.625%, 12/1/24	1,220,000	1,238,372
Dominion Resources, Inc., 4.90%, 8/1/41	1,560,000	1,709,812
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	990,000	1,046,925
DPL, Inc., 6.50%, 10/15/16	320,000	338,400
Duke Energy Corp., 1.625%, 8/15/17	500,000	500,687
Duke Energy Corp., 3.55%, 9/15/21	1,250,000	1,306,914
Duke Energy Florida, Inc., 6.35%, 9/15/37	463,000	644,008
Duke Energy Florida, Inc., 3.85%, 11/15/42	1,410,000	1,425,510
Duke Energy Progress, Inc., 4.15%, 12/1/44	1,000,000	1,067,653
Edison International, 3.75%, 9/15/17	2,390,000	2,524,275
Exelon Generation Co. LLC, 4.25%, 6/15/22	1,250,000	1,301,044
Exelon Generation Co. LLC, 5.60%, 6/15/42	410,000	460,366
FirstEnergy Corp., 2.75%, 3/15/18	900,000	907,720
FirstEnergy Corp., 4.25%, 3/15/23	1,460,000	1,509,047
Georgia Power Co., 4.30%, 3/15/42	410,000	432,319
IPALCO Enterprises, Inc., 5.00%, 5/1/18	1,700,000	1,802,000
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	1,530,000	1,638,088
Nisource Finance Corp., 4.45%, 12/1/21	510,000	551,852
Nisource Finance Corp., 5.65%, 2/1/45	660,000	793,154
PacifiCorp, 6.00%, 1/15/39	710,000	937,076
Potomac Electric Power Co., 3.60%, 3/15/24	1,010,000	1,060,089
Progress Energy, Inc., 3.15%, 4/1/22	1,320,000	1,339,305
Public Service Company of Colorado, 4.75%, 8/15/41	190,000	221,081
San Diego Gas & Electric Co., 3.00%, 8/15/21	390,000	400,406
Sempra Energy, 6.50%, 6/1/16	840,000	902,552
Sempra Energy, 2.875%, 10/1/22	1,650,000	1,624,722
Southern Power Co., 5.15%, 9/15/41	190,000	221,476
Virginia Electric and Power Co., 3.45%, 2/15/24	1,110,000	1,145,157
Virginia Electric and Power Co., 4.45%, 2/15/44	620,000	680,089
Xcel Energy, Inc., 4.80%, 9/15/41	540,000	604,676
		39,350,726
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	466,000	505,997
Macy's Retail Holdings, Inc., 3.625%, 6/1/24	2,630,000	2,666,110
Target Corp., 4.00%, 7/1/42	1,250,000	1,275,092
		4,447,199
Oil, Gas and Consumable Fuels — 1.9%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	650,000	674,375
Anadarko Petroleum Corp., 5.95%, 9/15/16	690,000	738,361
Anadarko Petroleum Corp., 6.45%, 9/15/36	830,000	1,000,537
Apache Corp., 4.75%, 4/15/43	620,000	583,625
BP Capital Markets plc, 4.50%, 10/1/20	360,000	390,003
BP Capital Markets plc, 2.75%, 5/10/23	890,000	833,790
California Resources Corp., 5.50%, 9/15/21(1)	1,140,000	980,400
Chesapeake Energy Corp., 4.875%, 4/15/22	1,580,000	1,544,450
Chevron Corp., 2.43%, 6/24/20	1,020,000	1,026,215
Cimarex Energy Co., 4.375%, 6/1/24	1,590,000	1,522,425
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	1,030,000	1,067,767

Concho Resources, Inc., 7.00%, 1/15/21	2,320,000	2,441,800
ConocoPhillips Holding Co., 6.95%, 4/15/29	1,198,000	1,599,877
Continental Resources, Inc., 5.00%, 9/15/22	1,650,000	1,598,437
Continental Resources, Inc., 3.80%, 6/1/24	1,250,000	1,108,339
Devon Energy Corp., 5.60%, 7/15/41	630,000	702,369
Ecopetrol SA, 4.125%, 1/16/25	690,000	657,225
EOG Resources, Inc., 4.10%, 2/1/21	1,440,000	1,547,227
Hess Corp., 6.00%, 1/15/40	630,000	698,150
Marathon Petroleum Corp., 3.50%, 3/1/16	670,000	686,896
Newfield Exploration Co., 6.875%, 2/1/20	585,000	596,700
Newfield Exploration Co., 5.75%, 1/30/22	1,430,000	1,422,850
Noble Energy, Inc., 4.15%, 12/15/21	2,080,000	2,124,160
Peabody Energy Corp., 7.375%, 11/1/16	270,000	278,775
Pemex Project Funding Master Trust, 6.625%, 6/15/35	850,000	986,000
Petro-Canada, 6.80%, 5/15/38	1,270,000	1,609,510
Petrobras Global Finance BV, 5.625%, 5/20/43	930,000	762,833
Petrobras International Finance Co. SA, 5.75%, 1/20/20	1,310,000	1,267,168
Petrobras International Finance Co. SA, 5.375%, 1/27/21	1,660,000	1,546,406
Petroleos Mexicanos, 6.00%, 3/5/20	480,000	541,200
Petroleos Mexicanos, 4.875%, 1/24/22	870,000	913,422
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	124,670
Petroleos Mexicanos, 6.50%, 6/2/41	320,000	368,800
Petroleos Mexicanos, 5.50%, 6/27/44	1,290,000	1,322,250
Phillips 66, 4.30%, 4/1/22	1,781,000	1,883,114
Phillips 66, 4.65%, 11/15/34	1,360,000	1,398,458
Range Resources Corp., 6.75%, 8/1/20	1,630,000	1,703,350
Shell International Finance BV, 2.375%, 8/21/22	1,800,000	1,753,967
Shell International Finance BV, 3.625%, 8/21/42	730,000	697,336
Shell International Finance BV, 4.55%, 8/12/43	830,000	911,753
Statoil ASA, 2.45%, 1/17/23	1,550,000	1,481,109
Statoil ASA, 3.95%, 5/15/43	290,000	284,618
Statoil ASA, 4.80%, 11/8/43	560,000	639,311
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 3/15/20	1,080,000	1,125,900
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	1,091,000	1,148,277
Talisman Energy, Inc., 7.75%, 6/1/19	485,000	559,186
Tesoro Corp., 5.375%, 10/1/22	630,000	641,025
Total Capital Canada Ltd., 2.75%, 7/15/23	870,000	845,500
Total Capital SA, 2.125%, 8/10/18	1,000,000	1,008,956
Whiting Petroleum Corp., 5.00%, 3/15/19	1,257,000	1,181,580
		52,530,452
Paper and Forest Products — 0.2%
Domtar Corp., 4.40%, 4/1/22	750,000	770,935
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	1,820,000	1,821,438
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	2,510,000	2,827,914
International Paper Co., 6.00%, 11/15/41	1,110,000	1,304,125
		6,724,412
Pharmaceuticals — 0.7%
AbbVie, Inc., 1.75%, 11/6/17	1,670,000	1,674,905
AbbVie, Inc., 2.90%, 11/6/22	1,540,000	1,518,808

AbbVie, Inc., 4.40%, 11/6/42	1,790,000	1,854,168
Actavis Funding SCS, 3.85%, 6/15/24	1,810,000	1,822,748
Actavis, Inc., 1.875%, 10/1/17	1,290,000	1,285,946
Actavis, Inc., 3.25%, 10/1/22	1,110,000	1,082,549
Actavis, Inc., 4.625%, 10/1/42	450,000	442,674
Bristol-Myers Squibb Co., 3.25%, 8/1/42	400,000	351,957
Forest Laboratories, Inc., 4.875%, 2/15/21(1)	1,930,000	2,072,123
Merck & Co., Inc., 2.40%, 9/15/22	1,030,000	1,006,973
Mylan, Inc., 5.40%, 11/29/43	300,000	334,210
Perrigo Finance plc, 3.90%, 12/15/24	1,800,000	1,835,136
Roche Holdings, Inc., 6.00%, 3/1/19(1)	997,000	1,152,597
Roche Holdings, Inc., 3.35%, 9/30/24(1)	830,000	859,453
Roche Holdings, Inc., 4.00%, 11/28/44(1)	950,000	1,001,560
Sanofi, 4.00%, 3/29/21	436,000	474,359
		18,770,166
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp., 5.05%, 9/1/20	480,000	521,416
DDR Corp., 4.75%, 4/15/18	1,670,000	1,785,247
Digital Realty Trust LP, 4.50%, 7/15/15	270,000	272,594
Essex Portfolio LP, 3.625%, 8/15/22	710,000	720,842
Essex Portfolio LP, 3.375%, 1/15/23	370,000	364,015
Essex Portfolio LP, 3.25%, 5/1/23	1,220,000	1,182,753
HCP, Inc., 3.75%, 2/1/16	990,000	1,017,903
Health Care REIT, Inc., 2.25%, 3/15/18	390,000	392,742
Health Care REIT, Inc., 3.75%, 3/15/23	860,000	868,903
Hospitality Properties Trust, 4.65%, 3/15/24	2,490,000	2,555,101
Hospitality Properties Trust, 4.50%, 3/15/25	1,050,000	1,059,070
Host Hotels & Resorts LP, 6.00%, 10/1/21	760,000	875,153
Host Hotels & Resorts LP, 3.75%, 10/15/23	660,000	659,539
Kilroy Realty LP, 3.80%, 1/15/23	2,350,000	2,381,868
Realty Income Corp., 4.125%, 10/15/26	650,000	664,121
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	843,719
Senior Housing Properties Trust, 4.75%, 5/1/24	1,280,000	1,315,789
SL Green Realty Corp., 7.75%, 3/15/20	540,000	645,800
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	790,000	806,256
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21	820,000	892,449
		19,825,280
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	1,484,000	1,559,389
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	700,000	791,384
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	575,000	642,041
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	1,390,000	1,458,060
CSX Corp., 4.25%, 6/1/21	760,000	826,546
CSX Corp., 3.40%, 8/1/24	1,400,000	1,420,855
Norfolk Southern Corp., 5.75%, 4/1/18	900,000	1,010,757
Norfolk Southern Corp., 3.25%, 12/1/21	1,106,000	1,133,798
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	670,000	679,546
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(1)	640,000	651,300
Union Pacific Corp., 4.00%, 2/1/21	1,100,000	1,208,046

Union Pacific Corp., 4.75%, 9/15/41	1,190,000	1,342,215
		12,723,937
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 1.35%, 12/15/17	760,000	758,837
KLA-Tencor Corp., 4.65%, 11/1/24	550,000	570,484
		1,329,321
Software — 0.3%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)	1,500,000	1,578,750
Intuit, Inc., 5.75%, 3/15/17	1,000,000	1,099,641
Microsoft Corp., 2.375%, 5/1/23	770,000	757,166
Oracle Corp., 2.50%, 10/15/22	1,735,000	1,693,018
Oracle Corp., 3.625%, 7/15/23	1,990,000	2,090,762
Oracle Corp., 3.40%, 7/8/24	1,240,000	1,268,873
		8,488,210
Specialty Retail — 0.3%
Home Depot, Inc. (The), 5.95%, 4/1/41	1,960,000	2,569,446
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	2,510,000	2,679,425
United Rentals North America, Inc., 5.75%, 7/15/18	2,148,000	2,250,030
		7,498,901
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 2.30%, 9/10/15	480,000	481,056
Dell, Inc., 3.10%, 4/1/16	180,000	181,350
Hewlett-Packard Co., 4.30%, 6/1/21	2,000,000	2,107,578
Seagate HDD Cayman, 4.75%, 6/1/23	2,300,000	2,393,023
		5,163,007
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	1,910,000	2,034,150
L Brands, Inc., 6.90%, 7/15/17	450,000	497,250
PVH Corp., 4.50%, 12/15/22	1,506,000	1,494,705
		4,026,105
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 5.00%, 3/30/20	370,000	409,864
America Movil SAB de CV, 3.125%, 7/16/22	2,130,000	2,106,868
Sprint Communications, 6.00%, 12/1/16	1,060,000	1,110,774
Sprint Communications, 9.00%, 11/15/18(1)	1,320,000	1,504,668
T-Mobile USA, Inc., 6.46%, 4/28/19	1,730,000	1,803,525
Vodafone Group plc, 5.625%, 2/27/17	870,000	943,164
		7,878,863
TOTAL CORPORATE BONDS (Cost $769,803,592)		784,550,822
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 27.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 3.9%
FHLMC, VRN, 1.74%, 1/15/15	1,196,189	1,217,872
FHLMC, VRN, 1.84%, 1/15/15	2,463,372	2,519,090
FHLMC, VRN, 1.97%, 1/15/15	1,766,942	1,824,350
FHLMC, VRN, 1.99%, 1/15/15	1,957,994	2,009,241
FHLMC, VRN, 2.09%, 1/15/15	3,799,320	3,837,175
FHLMC, VRN, 2.26%, 1/15/15	3,469,580	3,692,446
FHLMC, VRN, 2.35%, 1/15/15	4,600,638	4,619,961

FHLMC, VRN, 2.375%, 1/15/15	6,558,353	7,026,411
FHLMC, VRN, 2.38%, 1/15/15	1,415,996	1,520,210
FHLMC, VRN, 2.40%, 1/15/15	3,952,553	4,235,914
FHLMC, VRN, 2.56%, 1/15/15	377,398	400,172
FHLMC, VRN, 2.86%, 1/15/15	1,262,846	1,302,419
FHLMC, VRN, 3.24%, 1/15/15	579,747	610,587
FHLMC, VRN, 3.29%, 1/15/15	1,716,134	1,808,696
FHLMC, VRN, 3.55%, 1/15/15	441,782	470,610
FHLMC, VRN, 3.79%, 1/15/15	1,223,082	1,288,234
FHLMC, VRN, 3.79%, 1/15/15	530,502	559,203
FHLMC, VRN, 3.80%, 1/15/15	2,945,736	3,126,077
FHLMC, VRN, 4.06%, 1/15/15	784,053	827,619
FHLMC, VRN, 4.26%, 1/15/15	2,804,950	2,942,822
FHLMC, VRN, 5.09%, 1/15/15	662,932	706,700
FHLMC, VRN, 5.23%, 1/15/15	782,602	817,957
FHLMC, VRN, 5.37%, 1/15/15	714,454	756,102
FHLMC, VRN, 5.77%, 1/15/15	2,258,039	2,397,709
FHLMC, VRN, 5.94%, 1/15/15	1,534,445	1,643,903
FHLMC, VRN, 6.12%, 1/15/15	802,903	855,951
FNMA, VRN, 1.89%, 1/25/15	3,425,327	3,645,520
FNMA, VRN, 1.92%, 1/25/15	5,683,320	5,990,605
FNMA, VRN, 1.94%, 1/25/15	5,190,167	5,545,017
FNMA, VRN, 1.94%, 1/25/15	5,842,927	6,168,352
FNMA, VRN, 1.94%, 1/25/15	10,332,578	11,011,375
FNMA, VRN, 1.94%, 1/25/15	5,192,369	5,564,873
FNMA, VRN, 2.20%, 1/25/15	3,520,094	3,761,454
FNMA, VRN, 2.32%, 1/25/15	3,569,482	3,820,227
FNMA, VRN, 2.71%, 1/25/15	1,940,145	1,992,605
FNMA, VRN, 3.07%, 1/25/15	622,276	650,928
FNMA, VRN, 3.25%, 1/25/15	430,411	462,583
FNMA, VRN, 3.36%, 1/25/15	465,358	485,220
FNMA, VRN, 3.71%, 1/25/15	771,524	811,231
FNMA, VRN, 3.91%, 1/25/15	1,137,287	1,201,828
FNMA, VRN, 5.29%, 1/25/15	1,161,694	1,240,622
FNMA, VRN, 6.07%, 1/25/15	184,327	198,345
		105,568,216
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 23.9%
FHLMC, 6.50%, 6/1/16	580	596
FHLMC, 6.50%, 6/1/16	1,333	1,365
FHLMC, 5.00%, 4/1/19	841,423	892,855
FHLMC, 7.00%, 9/1/27	463	543
FHLMC, 6.50%, 1/1/28	730	846
FHLMC, 7.00%, 2/1/28	120	135
FHLMC, 6.50%, 3/1/29	4,346	5,084
FHLMC, 6.50%, 6/1/29	4,189	4,790
FHLMC, 7.00%, 8/1/29	512	583
FHLMC, 6.50%, 5/1/31	116	132
FHLMC, 6.50%, 5/1/31	2,546	2,895
FHLMC, 6.50%, 6/1/31	86	97

FHLMC, 6.50%, 6/1/31	352	400
FHLMC, 5.50%, 12/1/33	54,197	60,472
FHLMC, 6.00%, 2/1/38	548,593	621,333
FHLMC, 5.50%, 4/1/38	302,153	338,126
FHLMC, 6.00%, 5/1/38	481,779	546,517
FHLMC, 6.00%, 8/1/38	46,651	52,962
FHLMC, 5.50%, 9/1/38	1,706,299	1,922,540
FHLMC, 6.50%, 7/1/47	3,953	4,355
FNMA, 3.00%, 1/14/15(3)(4)	25,500,000	25,781,092
FNMA, 3.50%, 1/14/15(3)(4)	73,000,000	76,066,199
FNMA, 4.00%, 1/14/15(3)(4)	111,685,000	119,166,446
FNMA, 4.50%, 1/14/15(3)(4)	81,300,000	88,243,675
FNMA, 5.00%, 1/14/15(3)(4)	59,000,000	65,186,837
FNMA, 5.50%, 1/14/15(3)(4)	50,000,000	55,933,638
FNMA, 5.50%, 12/1/16	6,136	6,479
FNMA, 5.50%, 12/1/16	1,686	1,780
FNMA, 2.625%, 9/6/24	4,380,000	4,441,386
FNMA, 6.50%, 1/1/26	3,261	3,716
FNMA, 7.00%, 12/1/27	642	722
FNMA, 6.50%, 1/1/28	508	578
FNMA, 7.50%, 4/1/28	2,526	2,866
FNMA, 7.00%, 5/1/28	2,431	2,575
FNMA, 7.00%, 6/1/28	88	97
FNMA, 6.50%, 1/1/29	644	738
FNMA, 6.50%, 4/1/29	1,845	2,103
FNMA, 7.00%, 7/1/29	689	741
FNMA, 7.50%, 7/1/29	5,674	6,363
FNMA, 7.50%, 9/1/30	1,493	1,757
FNMA, 6.625%, 11/15/30	17,010,000	25,299,160
FNMA, 5.00%, 7/1/31	4,813,115	5,368,326
FNMA, 7.00%, 9/1/31	9,461	10,754
FNMA, 6.50%, 1/1/32	3,659	4,169
FNMA, 6.50%, 8/1/32	10,643	12,292
FNMA, 5.50%, 6/1/33	31,768	35,843
FNMA, 5.50%, 7/1/33	202,175	227,933
FNMA, 5.50%, 8/1/33	70,420	79,322
FNMA, 5.50%, 9/1/33	98,510	111,784
FNMA, 5.00%, 11/1/33	422,517	468,156
FNMA, 6.00%, 12/1/33	1,490,700	1,702,967
FNMA, 5.50%, 1/1/34	93,316	105,157
FNMA, 5.50%, 12/1/34	233,682	262,400
FNMA, 4.50%, 1/1/35	348,168	379,688
FNMA, 5.00%, 8/1/35	186,475	206,365
FNMA, 5.00%, 2/1/36	1,442,089	1,595,922
FNMA, 5.50%, 7/1/36	90,109	100,844
FNMA, 5.50%, 2/1/37	40,258	45,010
FNMA, 6.00%, 4/1/37	304,145	347,199
FNMA, 6.00%, 7/1/37	820,184	928,938
FNMA, 6.00%, 8/1/37	700,581	801,808

FNMA, 6.50%, 8/1/37	88,978	97,098
FNMA, 6.00%, 9/1/37	708,761	803,882
FNMA, 6.00%, 11/1/37	279,328	318,895
FNMA, 5.50%, 2/1/38	2,205,521	2,471,402
FNMA, 5.50%, 2/1/38	312,043	348,709
FNMA, 5.50%, 6/1/38	611,543	689,050
FNMA, 5.00%, 1/1/39	387,903	431,574
FNMA, 4.50%, 2/1/39	1,034,142	1,124,632
FNMA, 5.50%, 3/1/39	1,610,063	1,799,249
FNMA, 4.50%, 4/1/39	720,835	793,323
FNMA, 4.50%, 5/1/39	1,778,139	1,965,324
FNMA, 6.50%, 5/1/39	348,813	399,901
FNMA, 4.50%, 6/1/39	1,275,139	1,395,750
FNMA, 5.00%, 8/1/39	1,073,394	1,199,307
FNMA, 4.50%, 9/1/39	3,033,111	3,339,373
FNMA, 4.50%, 10/1/39	2,875,631	3,165,820
FNMA, 5.00%, 4/1/40	3,455,802	3,828,390
FNMA, 5.00%, 4/1/40	5,924,824	6,556,401
FNMA, 5.00%, 6/1/40	5,616,674	6,224,658
FNMA, 4.00%, 10/1/40	2,804,982	3,024,978
FNMA, 4.50%, 11/1/40	2,557,665	2,806,991
FNMA, 4.00%, 8/1/41	4,911,614	5,292,755
FNMA, 4.50%, 9/1/41	2,741,098	2,980,170
FNMA, 3.50%, 10/1/41	4,010,062	4,187,132
FNMA, 3.50%, 5/1/42	3,073,167	3,209,744
FNMA, 3.50%, 6/1/42	2,999,418	3,137,546
FNMA, 3.50%, 9/1/42	6,157,384	6,430,219
FNMA, 6.50%, 8/1/47	16,726	18,553
FNMA, 6.50%, 8/1/47	23,427	25,977
FNMA, 6.50%, 9/1/47	40,637	45,068
FNMA, 6.50%, 9/1/47	1,958	2,172
FNMA, 6.50%, 9/1/47	8,946	9,923
FNMA, 6.50%, 9/1/47	12,995	14,418
FNMA, 6.50%, 9/1/47	3,474	3,852
GNMA, 3.50%, 1/21/15(3)(4)	10,000,000	10,493,442
GNMA, 4.00%, 1/21/15(3)(4)	16,000,000	17,151,488
GNMA, 7.00%, 11/15/22	1,442	1,571
GNMA, 7.00%, 4/20/26	443	517
GNMA, 7.50%, 8/15/26	915	1,074
GNMA, 8.00%, 8/15/26	445	520
GNMA, 7.50%, 5/15/27	957	1,072
GNMA, 8.00%, 6/15/27	1,347	1,407
GNMA, 7.50%, 11/15/27	214	221
GNMA, 7.00%, 2/15/28	445	453
GNMA, 7.50%, 2/15/28	398	409
GNMA, 6.50%, 3/15/28	1,410	1,610
GNMA, 7.00%, 4/15/28	237	238
GNMA, 6.50%, 5/15/28	3,877	4,427
GNMA, 7.00%, 12/15/28	764	797

GNMA, 7.00%, 5/15/31	4,241	4,964
GNMA, 6.00%, 7/15/33	1,154,979	1,336,151
GNMA, 4.50%, 8/15/33	1,508,123	1,662,749
GNMA, 5.00%, 3/20/36	188,859	208,074
GNMA, 5.00%, 4/20/36	406,744	447,996
GNMA, 5.00%, 5/20/36	608,114	669,621
GNMA, 5.50%, 1/15/39	1,401,419	1,599,248
GNMA, 6.00%, 1/20/39	84,851	95,675
GNMA, 6.00%, 2/20/39	486,703	548,158
GNMA, 4.50%, 6/15/39	3,987,707	4,405,361
GNMA, 5.50%, 9/15/39	197,864	222,898
GNMA, 5.00%, 10/15/39	2,196,559	2,440,754
GNMA, 4.50%, 1/15/40	2,593,524	2,842,216
GNMA, 4.00%, 11/20/40	6,119,862	6,584,496
GNMA, 4.00%, 12/15/40	2,176,403	2,337,076
GNMA, 4.50%, 6/15/41	1,319,642	1,467,229
GNMA, 4.50%, 7/20/41	2,731,150	2,993,958
GNMA, 3.50%, 4/20/42	12,313,520	12,944,817
GNMA, 3.50%, 6/20/42	26,328,243	27,678,075
GNMA, 3.50%, 7/20/42	4,832,766	5,080,540
		648,771,989
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $745,468,796)		754,340,205
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 5.8%
Private Sponsor Collateralized Mortgage Obligations — 5.0%
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.62%, 1/1/15	3,620,347	3,633,373
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	350,008	276,497
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.61%, 1/1/15	2,471,388	2,489,738
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.77%, 1/1/15	1,037,584	1,041,979
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	181,587	183,838
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.71%, 1/1/15	4,214,088	4,211,016
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	580,132	605,953
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.66%, 1/1/15	801,231	803,475
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	323,134	338,146
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 1/1/15	2,732,313	2,716,212
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	568,429	557,083
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	281,756	296,076
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	24,804	24,346
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 8/25/35	102,600	101,146
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 1/1/15	169,825	169,747
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.23%, 1/1/15	3,504,935	3,484,547
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.12%, 1/1/15	1,083,467	1,043,698
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.09%, 1/1/15	1,796,059	1,751,516
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 1/1/15	4,124,017	4,105,476
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.58%, 1/1/15	3,165,769	3,162,555
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 1/1/15	4,630,996	4,660,894
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	105,833	106,776
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.24%, 1/1/15	474,882	476,505
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.53%, 1/1/15	1,357,536	1,363,475
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 1/1/15	737,040	722,964

JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.63%, 1/1/15	1,011,313	1,030,067
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 1/1/15(1)	1,402,236	1,388,090
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 1/1/15	6,523,580	6,660,373
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	125,771	132,435
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.16%, 1/25/15	3,062,368	3,043,072
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 1/1/15	2,041,029	2,006,959
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.49%, 1/1/15	353,610	356,024
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 1/1/15	496,086	498,985
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/15(1)	4,168,158	4,334,740
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-5, Class 5A, VRN, 2.51%, 1/1/15	2,225,068	2,222,809
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 1/1/15	1,141,893	1,165,372
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 1/1/15	6,106,990	6,113,103
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 1/25/15	5,556,835	5,415,705
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	211,983	219,633
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 1/1/15	6,490,179	6,462,667
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 1/1/15	185,734	186,583
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-E, Class A2, VRN, 2.63%, 1/1/15	2,567,189	2,581,783
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.62%, 1/1/15	1,352,870	1,365,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.62%, 1/1/15	711,564	713,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 1/1/15	3,880,466	3,965,057
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 1/1/15	4,200,328	4,233,141
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A1, 5.50%, 11/25/35	1,179,338	1,205,617
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	722,117	736,949
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	1,512,602	1,553,003
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	130,569	133,597
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 1A11, 5.50%, 10/25/35	629,621	662,473
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	4,747,934	5,008,468
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A9 SEQ, 5.25%, 10/25/35	1,119,186	1,170,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 1/1/15	3,889,859	3,961,417
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 1/1/15	2,923,367	2,981,141
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 1/1/15	6,139,070	6,175,131
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 1/1/15	431,954	435,901
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 1/1/15	2,997,181	3,028,690
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 1/1/15	1,110,456	1,128,015
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.05%, 1/1/15	2,997,124	3,034,225
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,206,871	1,242,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	2,295,815	2,393,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	401,045	401,606
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	738,974	768,533
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	586,254	609,662
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	1,129,578	1,171,419
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	724,474	750,821
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	188,724	195,159
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/1/15	426,941	426,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	2,013,167	2,128,148
		133,724,421
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2684, Class FP, VRN, 0.66%, 1/15/15	694,898	697,564
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	236,608	255,560

FHLMC, Series 3397, Class GF, VRN, 0.66%, 1/15/15	3,768,255	3,802,529
FNMA, Series 1989-35, Class G SEQ, 9.50%, 7/25/19	479	525
FNMA, Series 2006-43, Class FM, VRN, 0.47%, 1/25/15	446,646	447,790
FNMA, Series 2007-36, Class FB, VRN, 0.57%, 1/25/15	356,894	359,366
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	9,590,539	9,586,008
FNMA, Series 2014-M5, Class FA, VRN, 0.51%, 1/25/15	6,973,148	6,979,403
		22,128,745
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $155,512,367)		155,853,166
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 4.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/15	1,125,000	1,159,468
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(1)	10,375,000	10,416,516
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 0.96%, 1/15/15(1)	6,150,000	6,148,705
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	7,600,000	7,763,712
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A4, VRN, 4.93%, 1/1/15	885,714	885,824
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.11%, 1/15/15(1)	11,400,000	11,435,140
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 1/15/15(1)	8,950,000	8,920,590
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	4,775,000	5,207,954
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, 4.19%, 10/10/47	5,700,000	6,068,972
Commercial Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	7,625,000	8,077,948
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	1,797,095	1,804,979
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	2,575,654	2,578,729
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(1)	6,900,000	7,208,768
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,239,622	2,214,810
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 1/10/15(1)	7,990,000	8,137,048
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/15	3,475,000	3,684,642
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	1,825,000	1,996,567
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	2,950,000	3,239,283
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, VRN, 1.06%, 1/15/15(1)	6,850,000	6,868,351
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	277,829	282,061
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/15	3,225,000	3,287,621
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/15	1,775,000	1,831,138
Morgan Stanley Capital I, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	6,286,641	6,341,570
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, VRN, 3.35%, 1/1/15(1)	5,890,000	6,102,529
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(1)	6,000,000	6,109,692
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(1)	3,700,000	3,923,658
VNDO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 1/1/15(1)	2,300,000	2,391,461
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $131,797,126)		134,087,736
ASSET-BACKED SECURITIES(2) — 4.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	12,375,000	12,661,704
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A SEQ, 2.05%, 8/20/16(1)	4,875,000	4,902,614
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	164,751	164,979
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.41%, 1/15/15	5,825,000	5,791,206
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 1/7/15(1)	6,850,000	6,849,264
CNH Equipment Trust, Series 2013-B, Class A2 SEQ, 0.44%, 10/17/16	1,347,977	1,347,700
CNH Equipment Trust, Series 2014-B, Class A2 SEQ, 0.48%, 8/15/17	8,000,000	7,998,180
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.52%, 1/15/15	5,525,000	5,520,768
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	3,138,022	3,137,594

Enterprise Fleet Financing LLC, Series 2014-2, Class A2 SEQ, 1.05%, 3/20/20(1)		11,300,000	11,291,728
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.33%, 1/15/15		7,271,282	7,261,149
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.71%, 1/10/15(1)		4,450,000	4,452,541
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.56%, 1/10/15(1)		12,400,000	12,391,270
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)		1,908,799	1,920,822
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)		6,323,735	6,263,704
John Deere Owner Trust, Series 2012 B, Class A3 SEQ, 0.53%, 7/15/16		3,048,263	3,048,830
John Deere Owner Trust, Series 2014-A, Class A2 SEQ, 0.45%, 9/15/16		9,764,496	9,766,273
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18		4,950,000	4,949,008
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/20/31(1)		5,065,323	5,032,840
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)		3,850,000	3,871,662
US Airways 2013-1 Class A Pass-Through Trust, 3.95%, 5/15/27		922,336	940,783
TOTAL ASSET-BACKED SECURITIES (Cost $119,749,068)			119,564,619
SOVEREIGN GOVERNMENTS AND AGENCIES — 3.8%
Brazil — 0.2%
Brazilian Government International Bond, 5.875%, 1/15/19		$520,000	582,400
Brazilian Government International Bond, 4.875%, 1/22/21		$1,810,000	1,932,175
Brazilian Government International Bond, 2.625%, 1/5/23		$2,060,000	1,879,750
Brazilian Government International Bond, 4.25%, 1/7/25		$760,000	760,950
			5,155,275
Canada†
Province of Ontario Canada, 1.00%, 7/22/16		$900,000	904,291
Chile — 0.1%
Chile Government International Bond, 3.25%, 9/14/21		$920,000	954,500
Chile Government International Bond, 3.625%, 10/30/42		$500,000	456,250
			1,410,750
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		$1,970,000	2,088,200
Colombia Government International Bond, 6.125%, 1/18/41		$820,000	988,100
			3,076,300
Italy — 0.1%
Italy Government International Bond, 6.875%, 9/27/23		$1,300,000	1,653,852
Mexico — 0.4%
Mexico Government International Bond, 5.625%, 1/15/17		$300,000	326,250
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$1,450,000	1,644,300
Mexico Government International Bond, 5.125%, 1/15/20		$1,820,000	2,011,100
Mexico Government International Bond, 4.00%, 10/2/23		$3,880,000	4,030,350
Mexico Government International Bond, 6.05%, 1/11/40		$270,000	331,560
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$2,770,000	2,901,575
			11,245,135
Norway — 1.3%
Norway Government Bond, 3.75%, 5/25/21	NOK	238,000,000	36,875,486
Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		$730,000	950,825
Peruvian Government International Bond, 5.625%, 11/18/50		$1,240,000	1,466,300
			2,417,125
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$1,590,000	1,729,125

Philippine Government International Bond, 6.375%, 10/23/34		$1,730,000	2,322,525
			4,051,650
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		$450,000	507,285
Poland Government International Bond, 3.00%, 3/17/23		$1,050,000	1,048,272
			1,555,557
South Africa†
South Africa Government International Bond, 4.67%, 1/17/24		$760,000	790,400
South Korea — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16		$750,000	783,621
Korea Development Bank (The), 3.25%, 3/9/16		$540,000	553,204
Korea Development Bank (The), 4.00%, 9/9/16		$710,000	742,041
			2,078,866
Spain — 1.1%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	19,500,000	29,374,398
Turkey — 0.1%
Turkey Government International Bond, 3.25%, 3/23/23		$3,250,000	3,095,625
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$340,000	306,000
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $108,385,099)			103,990,710
MUNICIPAL SECURITIES — 1.3%
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47		595,000	751,896
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		360,000	537,386
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		790,000	1,111,190
California GO, (Building Bonds), 6.65%, 3/1/22		240,000	296,606
California GO, (Building Bonds), 7.55%, 4/1/39		700,000	1,082,676
California GO, (Building Bonds), 7.30%, 10/1/39		1,410,000	2,073,884
California GO, (Building Bonds), 7.60%, 11/1/40		345,000	548,098
Chicago GO, Series 2014 B, 6.31%, 1/1/44		1,000,000	1,058,310
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		3,043,000	3,046,682
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35		925,000	1,054,278
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49		400,000	592,224
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		935,000	1,255,266
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		370,000	471,880
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41		275,000	348,629
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40		1,665,000	2,301,363
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		470,000	656,444
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33		555,000	678,471
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		450,000	680,166
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41		730,000	1,069,143
New York City Municipal Water Finance Authority Water & Sewer System Rev., (Building Bonds), 5.95%, 6/15/42		325,000	437,804
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37		335,000	446,388
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34		390,000	439,085
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		200,000	260,274
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49		420,000	527,243
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		400,000	458,224
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62		1,680,000	1,778,851
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		2,205,000	2,801,497

Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	375,000	483,585
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	1,605,000	1,911,507
San Antonio Electric & Gas Rev., (Building Bonds), 5.99%, 2/1/39	280,000	375,365
San Diego County Regional Airport Authority Rev., Series 2014 B, (Taxable Senior Consol Rental Car), 5.59%, 7/1/43	750,000	850,620
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	460,000	626,456
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	1,100,000	1,434,598
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	920,000	1,119,649
University of California Rev., Series 2013 AJ, 4.60%, 5/15/31	500,000	550,250
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	630,000	770,887
TOTAL MUNICIPAL SECURITIES (Cost $29,917,416)		34,886,875
TEMPORARY CASH INVESTMENTS — 6.1%
BNP Paribas Finance, Inc., 0.02%, 1/2/15(5)	84,863,000	84,862,431
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $13,337,414), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $13,063,145)		13,063,116
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.13% - 2.75%, 12/31/21 - 2/15/24, valued at $53,321,250), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $52,268,000)		52,268,000
SSgA U.S. Government Money Market Fund, Class N	14,718,819	14,718,819
TOTAL TEMPORARY CASH INVESTMENTS (Cost $164,912,887)		164,912,366
TOTAL INVESTMENT SECURITIES — 117.3% (Cost $3,142,223,217)		3,183,196,502
OTHER ASSETS AND LIABILITIES(6) — (17.3)%		(469,101,941)
TOTAL NET ASSETS — 100.0%		$2,714,094,561

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	2,350,000	USD	1,950,991	JPMorgan Chase Bank N.A.	2/12/15	(37,746)
AUD	3,677,778	USD	3,190,083	Westpac Group	2/12/15	(195,832)
USD	4,997,678	AUD	5,900,000	Westpac Group	2/12/15	194,212
CAD	3,774,063	USD	3,350,000	JPMorgan Chase Bank N.A.	2/12/15	(104,437)
USD	1,800,000	CAD	2,064,422	Deutsche Bank	2/12/15	24,669
USD	5,501,269	CAD	6,252,192	UBS AG	2/12/15	124,602
CHF	3,498,986	USD	3,550,000	Barclays Bank plc	2/12/15	(28,433)
CHF	2,767,607	USD	2,850,000	Barclays Bank plc	2/12/15	(64,533)
CHF	2,684,448	USD	2,750,000	JPMorgan Chase Bank N.A.	2/12/15	(48,228)
CHF	2,443,922	USD	2,500,000	JPMorgan Chase Bank N.A.	2/12/15	(40,307)
USD	3,950,000	CHF	3,823,975	Barclays Bank plc	2/12/15	101,347
USD	4,975,931	CHF	4,784,114	Deutsche Bank	2/12/15	160,943
USD	2,300,000	CHF	2,252,204	JPMorgan Chase Bank N.A.	2/12/15	33,262
USD	1,750,000	CHF	1,716,866	JPMorgan Chase Bank N.A.	2/12/15	22,055
USD	2,300,000	CHF	2,240,718	UBS AG	2/12/15	44,822
CLP	1,333,000,000	USD	2,150,000	UBS AG	2/12/15	37,218
CLP	1,622,920,998	USD	2,645,348	UBS AG	2/12/15	17,579
USD	80,066	CLP	48,015,448	UBS AG	2/12/15	1,281
USD	4,800,000	CLP	2,959,680,000	Westpac Group	2/12/15	(56,313)
CZK	144,000,657	USD	6,350,000	Barclays Bank plc	2/12/15	(56,420)
CZK	63,415,607	USD	2,850,000	Barclays Bank plc	2/12/15	(78,407)
CZK	38,576,423	USD	1,750,000	Deutsche Bank	2/12/15	(64,009)
CZK	50,468,850	USD	2,250,000	Deutsche Bank	2/12/15	(44,248)
USD	7,144,396	CZK	158,110,045	Barclays Bank plc	2/12/15	234,161
USD	2,000,000	CZK	45,503,341	Barclays Bank plc	2/12/15	11,266
USD	2,050,000	CZK	46,100,052	Deutsche Bank	2/12/15	35,187
USD	1,850,000	CZK	42,417,577	Deutsche Bank	2/12/15	(3,870)
EUR	6,400,000	USD	7,805,376	Barclays Bank plc	2/12/15	(58,063)
EUR	2,950,000	USD	3,628,928	Barclays Bank plc	2/12/15	(57,901)
EUR	44,392,989	USD	55,677,687	UBS AG	2/12/15	(1,939,189)
USD	3,232,190	EUR	2,600,000	Barclays Bank plc	2/12/15	84,844
USD	5,389,217	EUR	4,450,000	Barclays Bank plc	2/12/15	2,413
USD	885,952	EUR	720,519	JPMorgan Chase Bank N.A.	2/12/15	13,751
USD	532,372	EUR	426,667	JPMorgan Chase Bank N.A.	2/12/15	15,884
USD	604,128	EUR	486,472	UBS AG	2/12/15	15,245
USD	122,887,085	EUR	98,410,440	Westpac Group	2/12/15	3,759,507
GBP	2,700,000	USD	4,260,279	Barclays Bank plc	2/12/15	(53,318)
GBP	1,750,000	USD	2,746,604	JPMorgan Chase Bank N.A.	2/12/15	(19,870)
GBP	1,900,000	USD	2,974,908	JPMorgan Chase Bank N.A.	2/12/15	(14,454)
USD	3,796,324	GBP	2,450,000	Barclays Bank plc	2/12/15	(21,103)
USD	2,737,733	GBP	1,750,000	JPMorgan Chase Bank N.A.	2/12/15	11,000
USD	3,200,191	GBP	2,050,000	JPMorgan Chase Bank N.A.	2/12/15	6,018
USD	23,046,177	GBP	14,650,539	UBS AG	2/12/15	218,681
JPY	281,230,845	USD	2,350,000	JPMorgan Chase Bank N.A.	2/12/15	(1,370)
JPY	248,053,260	USD	2,100,000	JPMorgan Chase Bank N.A.	2/12/15	(28,444)
USD	7,729,572	JPY	893,285,799	Deutsche Bank	2/12/15	269,516
KRW	3,983,400,000	USD	3,600,000	Westpac Group	2/12/15	34,986
KRW	3,598,714,755	USD	3,246,472	Westpac Group	2/12/15	37,476
USD	1,900,000	KRW	2,114,605,000	Westpac Group	2/12/15	(29,648)
USD	2,400,000	NOK	16,910,568	Barclays Bank plc	2/12/15	133,529

USD	39,265,867	NOK	267,110,300	JPMorgan Chase Bank N.A.	2/12/15	3,465,895
NZD	3,310,151	USD	2,593,669	Westpac Group	2/12/15	(20,948)
NZD	8,500,000	USD	6,571,333	Westpac Group	2/12/15	35,050
USD	2,229,230	NZD	2,900,000	Barclays Bank plc	2/12/15	(24,713)
USD	3,258,580	NZD	4,150,000	Westpac Group	2/12/15	33,110
SEK	15,746,798	USD	2,100,000	UBS AG	2/12/15	(79,762)
USD	5,644,592	SEK	41,903,930	Westpac Group	2/12/15	268,522
SGD	4,808,079	USD	3,650,000	JPMorgan Chase Bank N.A.	2/12/15	(23,587)
USD	3,800,000	SGD	4,928,799	Barclays Bank plc	2/12/15	82,537
USD	3,750,000	TWD	118,087,500	UBS AG	2/12/15	15,595
USD	3,216,750	TWD	98,824,988	Westpac Group	2/12/15	91,503
USD	6,700,000	TWD	207,365,000	Westpac Group	2/12/15	142,278
						6,584,791

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $254,831,433, which represented 9.4% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.

(3)	Collateral has been received at the custodian bank for margin requirements on forward commitments. At the period end, the aggregate value of securities received was $1,257,364.

(4)	Forward commitment. Settlement date is indicated.

(5)	The rate indicated is the yield to maturity at purchase.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	931,010,003	—
Corporate Bonds	—	784,550,822	—
U.S. Government Agency Mortgage-Backed Securities	—	754,340,205	—
Collateralized Mortgage Obligations	—	155,853,166	—
Commercial Mortgage-Backed Securities	—	134,087,736	—
Asset-Backed Securities	—	119,564,619	—
Sovereign Governments and Agencies	—	103,990,710	—
Municipal Securities	—	34,886,875	—
Temporary Cash Investments	14,718,819	150,193,547	—
	14,718,819	3,168,477,683	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,779,944	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,195,153)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,143,269,710
Gross tax appreciation of investments	$55,998,078
Gross tax depreciation of investments	(16,071,286)
Net tax appreciation (depreciation) of investments	$39,926,792

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Premium Money Market Fund
December 31, 2014

Premium Money Market - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 39.5%
American Honda Finance Corp., 0.13%, 2/5/15 (LOC: Honda Motor Co.)	15,000,000	14,998,104
Barclays Bank PLC, 0.22%, 2/17/15 (LOC: Barclays Bank PLC)(2)	15,000,000	14,995,692
BNP Paribas Finance, Inc., 0.02%, 1/2/15 (LOC: BNP Paribas)	9,000,000	8,999,995
Catholic Health Initiatives, 0.18%, 1/7/15	4,150,000	4,149,875
Catholic Health Initiatives, 0.16%, 2/4/15	10,000,000	9,998,489
Chariot Funding LLC, 0.21%, 4/23/15(2)	10,000,000	9,993,467
Chariot Funding LLC, 0.21%, 5/21/15(2)	10,000,000	9,991,833
Chariot Funding LLC, 0.22%, 6/2/15(2)	15,000,000	14,986,067
Chariot Funding LLC, 0.22%, 6/3/15(2)	5,000,000	4,995,325
Charta LLC, 0.17%, 3/5/15(2)	20,000,000	19,994,050
City of Austin, 0.12%, 1/5/15 (LOC: Citibank N.A.)	8,803,000	8,802,882
City of Chicago, 0.21%, 1/14/15 (LOC: Wells Fargo Bank N.A.)	6,000,000	5,999,545
Coca-Cola Co., 0.21%, 6/8/15(2)	8,000,000	7,992,627
County of Oakland-Alameda, 0.17%, 1/20/15 (LOC: Bank of New York Mellon)	11,205,000	11,205,000
CRC Funding LLC, 0.17%, 2/10/15(2)	19,250,000	19,246,364
CRC Funding LLC, 0.17%, 2/18/15(2)	10,000,000	9,997,733
Crown Point Capital Co. LLC, 0.18%, 1/12/15(2)	32,000,000	31,998,387
Govco LLC, 0.17%, 1/5/15(2)	5,000,000	4,999,905
Govco LLC, 0.17%, 2/10/15(2)	24,000,000	23,995,467
Govco LLC, 0.18%, 3/16/15(2)	35,000,000	34,987,050
Jupiter Securitization Co. LLC, 0.21%, 3/12/15(2)	10,000,000	9,995,917
Jupiter Securitization Co. LLC, 0.21%, 5/6/15(2)	25,000,000	24,981,771
Jupiter Securitization Co. LLC, 0.22%, 6/8/15(2)	15,000,000	14,985,517
Lexington Parker Capital, 0.14%, 1/12/15(2)	15,000,000	14,999,358
Old Line Funding LLC, 0.21%, 3/9/15 (LOC: Royal Bank of Canada)(2)	10,000,000	9,996,092
Old Line Funding LLC, 0.20%, 4/23/15 (LOC: Royal Bank of Canada)(2)	40,000,000	40,000,000
Old Line Funding LLC, 0.21%, 4/28/15 (LOC: Royal Bank of Canada)(2)	8,500,000	8,500,000
Reckitt Benckiser Treasury Services PLC, 0.15%, 3/10/15 (LOC: Reckitt Benckiser Group Plc)(2)	8,400,000	8,397,620
SSM Health Care Corp., 0.18%, 1/8/15	8,000,000	7,999,720
Thunder Bay Funding LLC, 0.19%, 2/23/15 (LOC: Royal Bank of Canada)(2)	20,000,000	20,000,000
Thunder Bay Funding LLC, 0.20%, 2/24/15 (LOC: Royal Bank of Canada)(2)	16,000,000	16,000,000
Thunder Bay Funding LLC, 0.23%, 4/28/15 (LOC: Royal Bank of Canada)(2)	10,000,000	9,992,525
Toyota Motor Credit Corp., 0.22%, 2/23/15	40,000,000	40,000,000
University of California, 0.17%, 1/15/15	15,500,000	15,498,975
University of California, 0.19%, 2/23/15	10,000,000	9,997,203
TOTAL COMMERCIAL PAPER		523,672,555
MUNICIPAL SECURITIES — 26.9%
ABAG Finance Authority for Nonprofit Corps. Rev., Series 2002 A, (Fine Arts Building), VRDN, 0.11%, 1/1/15 (LOC: FNMA)	1,885,000	1,885,000
Alabama Industrial Development Authority, (Simcala, Inc.), VRDN, 0.15%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)	475,000	475,000
Alameda County Industrial Development Authority Rev., (Malberg Engineering, Inc.), VRDN, 0.08%, 1/1/15 (LOC: Comerica Bank)	1,895,000	1,895,000
Alameda County Industrial Development Authority Rev., (White Brothers), VRDN, 0.08%, 1/1/15 (LOC: Comerica Bank)	2,060,000	2,060,000
Alameda County Industrial Development Authority Rev., Series 2004 A, (Bema Electronic Manufacturing), VRDN, 0.08%, 1/1/15 (LOC: Comerica Bank)	2,660,000	2,660,000

Alameda Public Financing Authority Rev., Series 2003-B, (Alameda Point), VRDN, 0.13%, 1/7/15 (LOC: Union Bank of California N.A.)	3,150,000	3,150,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.03%, 1/2/15	3,900,000	3,900,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.03%, 1/2/15	2,100,000	2,100,000
Arlington County Industrial Development Authority Rev., (Gates Ballston Apartments), VRDN, 0.05%, 1/7/15 (LOC: PNC Bank N.A.)	3,290,000	3,290,000
Arlington County Industrial Development Authority Rev., Series 2005 B, (Woodbury), VRDN, 0.16%, 1/1/15 (LOC: FHLMC)	260,000	260,000
Baltimore Industrial Development Authority Rev., (Baltimore Cap Acquisition), VRDN, 0.06%, 1/7/15 (LOC: Bayerische Landesbank)	18,500,000	18,500,000
Bowie County Industrial Development Corp. Rev., (Texarkana Newspaper, Inc.), VRDN, 0.04%, 1/2/15 (LOC: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
Brazos Harbor Industrial Development Corp. Rev., (BASF Corp.), VRDN, 0.06%, 1/7/15	2,000,000	2,000,000
Brevard County Housing Finance Authority Rev., Series 2004 A, (Wickham Club Apartments), VRDN, 0.05%, 1/7/15 (LOC: FNMA)	3,915,000	3,915,000
California Infrastructure & Economic Development Bank Rev., Series 2011 A, (Bay Photo, Inc.), VRDN, 0.14%, 1/1/15 (LOC: Comerica Bank)	4,375,000	4,375,000
California Infrastructure & Economic Development Bank, (Bay Photo, Inc.), VRDN, 0.26%, 1/1/15 (LOC: Comerica Bank)	525,000	525,000
California Infrastructure & Economic Development Bank, (iWorks, Inc.), VRDN, 0.18%, 1/1/15 (LOC: City National Bank and FHLB)	1,665,000	1,665,000
California Municipal Finance Authority Rev., (High Desert), VRDN, 0.26%, 1/1/15 (LOC: Union Bank N.A.)	275,000	275,000
California Pollution Control Financing Authority Rev., (Milk Time Dairy Farms), VRDN, 0.14%, 1/1/15 (LOC: Rabobank Nederland N.V.)	1,400,000	1,400,000
California Pollution Control Financing Authority Rev., (Ratto Group, Inc.), VRDN, 0.07%, 1/7/15 (LOC: Union Bank N.A.)	5,500,000	5,500,000
California State Enterprise Development Authority, Series 2008 B, (Pocino Foods), VRDN, 0.21%, 1/1/15 (LOC: City National Bank and FHLB)	135,000	135,000
California State Enterprise Development Authority, Series 2008 B, (Sconza Candy), VRDN, 0.17%, 1/1/15 (LOC: Comerica Bank)	2,045,000	2,045,000
California Statewide Communities Development Authority Rev., (Canyon Springs Apartments), VRDN, 0.05%, 1/1/15 (LOC: FNMA)	1,100,000	1,100,000
California Statewide Communities Development Authority Rev., (Encanto Homes), VRDN, 0.18%, 1/1/15 (LOC: East West Bank and FHLB)	1,200,000	1,200,000
Charles K Blandin Foundation Rev., Series 2004 B, VRDN, 0.10%, 1/2/15 (LOC: Wells Fargo Bank N.A.)	730,000	730,000
City & County of San Francisco Rev., Series 2002 B, (Carter Terrace Apartments), VRDN, 0.08%, 1/1/15 (LOC: Citibank N.A.)	3,675,000	3,675,000
City of Chicago Rev., (Uptown Preservation Apartments), VRDN, 0.06%, 1/1/15 (LOC: Bank of America N.A.)	1,960,000	1,960,000
City of Gary, (Chemcoaters LLC), VRDN, 0.26%, 1/1/15 (LOC: American Bank & Trust and FHLB)	6,500,000	6,500,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.11%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)	1,560,000	1,560,000
City of New York GO, Series 1994 B, VRDN, 0.03%, 1/7/15 (LOC: Bayerische Landesbank)	1,700,000	1,700,000
City of North Vernon Rev., (Oak Meadows Apartments), VRDN, 0.17%, 1/7/15 (LOC: FHLB)(Acquired 12/15/11, Cost $1,730,000)(3)	1,730,000	1,730,000
City of Salinas COP, (Fairways Golf), VRDN, 0.20%, 1/1/15 (LOC: Rabobank N.A.)	4,580,000	4,580,000
City of Shawnee, (Simmons Co.), VRDN, 0.19%, 1/7/15 (LOC: Wells Fargo Bank N.A.)(Acquired 8/31/11, Cost $410,000)(3)	410,000	410,000
City of Wright City Rev., (Watlow Process Systems, Inc.), VRDN, 0.19%, 1/1/15 (LOC: Bank of America N.A.)	800,000	800,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.05%, 1/2/15 (LOC: Bank of America N.A.)	1,190,000	1,190,000
Collier County Industrial Development Authority Rev., (Allete, Inc.), VRDN, 0.09%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Colorado Educational & Cultural Facilities Authority Rev., (Telluride Mountain School), VRDN, 0.14%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	875,000	875,000
Colorado Housing & Finance Authority Economic Development, Series 2005 B, (Closet Factory), VRDN, 0.21%, 1/1/15 (LOC: Colorado Business Bank and FHLB)	400,000	400,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.03%, 1/2/15 (SBBPA: JPMorgan Chase Bank N.A.)	4,175,000	4,175,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.02%, 1/2/15	12,600,000	12,600,000

County of Lake Rev., (Northpoint Association LLC), VRDN, 0.08%, 1/7/15 (LOC: Northern Trust Company)	1,200,000	1,200,000
County of Lake Rev., (Rosewood Apartment), VRDN, 0.08%, 1/1/15 (LOC: FHLMC)	3,000,000	3,000,000
County of Will, (BASF Corp.), VRDN, 0.13%, 1/7/15	1,700,000	1,700,000
Florida Housing Finance Corp. Rev., Series 2002 A-2, (Brentwood Apartments), VRDN, 0.11%, 1/1/15 (LOC: FNMA)	750,000	750,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.02%, 1/2/15 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.03%, 1/2/15	5,000,000	5,000,000
Idaho Housing & Finance Association Rev., (Traditions), VRDN, 0.13%, 1/7/15 (LOC: FHLMC)	1,100,000	1,100,000
Illinois Finance Authority Rev., (Murphy Machine Products, Inc.), VRDN, 0.19%, 1/1/15 (LOC: Bank of America N.A.)	1,910,000	1,910,000
Illinois Health Facilities Authority Rev., (Memorial Health System), VRDN, 0.03%, 1/2/15 (LOC: JPMorgan Chase Bank N.A.)	9,720,000	9,720,000
Lake County Industrial Development Authority Rev., (Senninger Irrigation), VRDN, 0.08%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.17%, 1/1/15 (LOC: FHLB)	8,255,000	8,255,000
Lee County Housing Finance Authority Rev., Series 2002 B, (University Club Apartment), VRDN, 0.16%, 1/1/15 (LOC: FNMA)	595,000	595,000
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.04%, 1/2/15 (LOC: Bayerische Landesbank)	17,250,000	17,250,000
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.06%, 1/7/15 (LOC: Bayerische Landesbank)	8,800,000	8,800,000
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Hollybrook Enterprises LLC), VRDN, 0.14%, 1/1/15 (LOC: First South Farm Credit and Wells Fargo Bank N.A.)	830,000	830,000
Maine State Housing Authority Mortgage Rev., Series 2005 G, VRDN, 0.06%, 1/1/15 (SBBPA: State Street Bank & Trust Co.)	2,900,000	2,900,000
Maine State Housing Authority Mortgage Rev., Series 2006 D-3, VRDN, 0.06%, 1/1/15 (LOC: State Street Bank & Trust Co.)	3,000,000	3,000,000
Maricopa County Industrial Development Authority Rev., Series 2003 A, (Sonora Vista Apartments), VRDN, 0.19%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	1,220,000	1,220,000
Massachusetts Housing Finance Agency Rev., Series 2009 B, VRDN, 0.11%, 1/7/15 (LOC: Bank of New York Mellon)	6,204,000	6,204,000
Meadow Springs Country Club Rev., VRDN, 0.13%, 1/1/15 (LOC: U.S. Bank N.A.)	865,000	865,000
Mission Economic Development Corp. Industrial Rev., (CMI Project), VRDN, 0.19%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	1,520,000	1,520,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.15%, 1/7/15 (LOC: Trustmark National Bank and FHLB)	5,360,000	5,360,000
Missouri Development Finance Board Rev., Series 2000 B, (St. Louis Center), VRDN, 0.13%, 1/1/15 (LOC: U.S. Bank N.A.)	3,910,000	3,910,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.04%, 1/2/15 (LOC: Commerce Bank N.A.)	2,400,000	2,400,000
Mobile Industrial Development Board Solid Waste Disposal, (Alabama Power-Barry Plant), VRDN, 0.02%, 1/2/15	3,000,000	3,000,000
Montgomery County Public Building Authority Rev., (Tennessee County Loan Pool), VRDN, 0.05%, 1/2/15 (LOC: Bank of America N.A.)	785,000	785,000
Nassau Health Care Corp. Rev., Series 2009 A, VRDN, 0.11%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)	5,100,000	5,100,000
Nevada Housing Division Rev., (Multi-Unit Housing), VRDN, 0.10%, 1/1/15 (LOC: Citibank N.A.)	1,065,000	1,065,000
Nevada Housing Division Rev., Series 1997 A, (Multi-Unit Housing), VRDN, 0.09%, 1/1/15 (LOC: U.S. Bank N.A. and FHLB)	1,360,000	1,360,000
New York City GO, Series 1993 A-4, VRDN, 0.04%, 1/2/15 (LOC: Bayerische Landesbank)	3,500,000	3,500,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.04%, 1/7/15 (LOC: Landesbank Baden-Wurttemberg)	18,600,000	18,600,000
New York City Housing Development Corp. Rev., Series 2006 B, (Rivereast Apartments), VRDN, 0.11%, 1/7/15 (LOC: FHLMC)	2,075,000	2,075,000
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.04%, 1/2/15 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	1,495,000	1,495,000
New York City Transitional Finance Authority Rev., Series 2002 3-E, (Future Tax Secured Bonds), VRDN, 0.04%, 1/2/15 (SBBPA: Landesbank Baden-Wurttemberg)	13,340,000	13,340,000
New York State Housing Finance Agency Rev., (West 37th Street), VRDN, 0.07%, 1/7/15 (LOC: FHLMC)	8,320,000	8,320,000

Norfolk Redevelopment & Housing Authority Rev., (Old Dominion University), VRDN, 0.04%, 1/2/15 (LOC: Bank of America N.A.)	8,290,000	8,290,000
North Carolina Medical Care Commission Healthcare Facilities Rev., (Stanley Total Living Center), VRDN, 0.14%, 1/1/15 (LOC: Wells Fargo Bank N.A.)(Acquired 12/15/10, Cost $605,000)(3)	605,000	605,000
Pennsylvania Economic Development Financing Authority Rev., Series 1991 A, VRDN, 0.17%, 1/1/15 (LOC: PNC Bank N.A.)	865,000	865,000
Pennsylvania Economic Development Financing Authority Rev., Series 2007 A-1, VRDN, 0.12%, 1/1/15 (LOC: PNC Bank N.A.)	800,000	800,000
Port of Corpus Christi Authority of Nueces County Rev., (Flint Hills Resources), VRDN, 0.09%, 1/7/15 (GA: Flint Hills Resources LLC)	5,000,000	5,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.03%, 1/2/15	2,825,000	2,825,000
Putnam Hospital Center, (Multi-Mode), VRDN, 0.14%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)(Acquired 9/13/07, $1,700,000)(3)	1,700,000	1,700,000
Rhode Island Housing & Mortgage Finance Corp. Multifamily Rev., (Fairfield University Heights), VRDN, 0.06%, 1/1/15 (LOC: FHLMC)	2,100,000	2,100,000
San Francisco City & County Redevelopment Agency Rev., Series 2002 D, (Derek Silva Community), VRDN, 0.08%, 1/1/15 (LOC: Citibank N.A.)	1,345,000	1,345,000
South Carolina Jobs-Economic Development Authority Rev., (Health Sciences Medical University), VRDN, 0.14%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	2,600,000	2,600,000
South Carolina State Housing Finance & Development Authority Rev., (Rocky Creek Apartments), VRDN, 0.09%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	3,625,000	3,625,000
St. Paul's Episcopal Church Rev., VRDN, 0.15%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)	5,400,000	5,400,000
State of Massachusetts GO, 0.25%, 11/1/15	5,000,000	5,000,000
State of Ohio GO, Series 2010 E, 2.53%, 8/1/15	2,500,000	2,533,085
Town of Dover-Foxcroft Rev., (Pleasant River Lumber Company), VRDN, 0.16%, 1/7/15 (LOC: Wells Fargo Bank N.A. and Cobank)	725,000	725,000
Washington Economic Development Finance Authority Rev., Series 2002 B, (B&H Dental Laboratory), VRDN, 0.12%, 1/1/15 (LOC: U.S. Bank N.A.)	1,230,000	1,230,000
Washington Economic Development Finance Authority, Series 1997 A, (Lyn-Tron, Inc.), VRDN, 0.12%, 1/1/15 (LOC: U.S. Bank N.A.)	1,795,000	1,795,000
Washington Economic Development Finance Authority, Series 2006 G, (Wesmar Co., Inc.), VRDN, 0.26%, 1/1/15 (LOC: U.S. Bank N.A.)	1,125,000	1,125,000
Washington Economic Development Finance Authority, Series 2008 D, (Skagit Valley Publishing), VRDN, 0.19%, 1/1/15 (LOC: U.S. Bank N.A.)	2,700,000	2,700,000
Washington State Housing Finance Commission Rev., (Essex Wandering Creek LLC), VRDN, 0.06%, 1/7/15 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Hamilton Place Apartments), VRDN, 0.11%, 1/1/15 (LOC: FNMA)	1,725,000	1,725,000
Washington State Housing Finance Commission Rev., (Silver Creek), VRDN, 0.10%, 1/1/15 (LOC: East West Bank and FHLB)	12,240,000	12,240,000
Washington State Housing Finance Commission Rev., (Traditions South), VRDN, 0.13%, 1/7/15 (LOC: FHLMC)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Renton Centre), VRDN, 0.14%, 1/1/15 (LOC: FNMA)	735,000	735,000
Washington State Housing Finance Commission Rev., Series 2004 B, (Silver Creek), VRDN, 0.13%, 1/1/15 (LOC: East West Bank and FHLB)	2,265,000	2,265,000
Washington State Housing Finance Commission Rev., Series 2005 A, (Vista Retirement), VRDN, 0.08%, 1/1/15 (LOC: East West Bank and FHLB)	12,200,000	12,200,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Fairwinds), VRDN, 0.13%, 1/1/15 (LOC: East West Bank and FHLB)	4,695,000	4,695,000
West Memphis Public Facilities Board Rev., (Meadows 1998 Apartments LP), VRDN, 0.11%, 1/1/15 (LOC: FHLMC)	2,000,000	2,000,000
Wisconsin Housing & Economic Development Authority Rev., Series 2004 A, VRDN, 0.04%, 1/7/15 (SBBPA: FHLB)	9,645,000	9,645,000
TOTAL MUNICIPAL SECURITIES		356,592,085
CORPORATE BONDS — 17.8%
2880 Stevens Creek LLC, VRDN, 0.16%, 1/7/15 (LOC: Bank of the West)	4,250,000	4,250,000
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15 (LOC: Berkshire Hathaway Inc.)	6,000,000	6,010,638
Chipmatic/Ottawa Property Group, VRDN, 0.31%, 1/8/15 (LOC: Comerica Bank)	1,880,000	1,880,000
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.15%, 1/8/15 (LOC: FHLB)	7,563,000	7,563,000

D & I Properties LLC, VRDN, 0.12%, 1/7/15 (LOC: Wells Fargo Bank N.A.)	1,400,000	1,400,000
DCC Development Corp., VRDN, 0.16%, 1/8/15 (LOC: FHLB)	4,000,000	4,000,000
EMF LLC, VRDN, 0.17%, 1/7/15 (LOC: Comercial Bank)	4,275,000	4,275,000
Fairfield North Texas Associates LP, VRDN, 0.15%, 1/8/15 (LOC: FHLB)	4,800,000	4,800,000
First Baptist Church of Opelika, VRDN, 0.16%, 1/9/15 (LOC: FHLB)	4,670,000	4,670,000
Flatley Hospitality LLC, VRDN, 0.16%, 1/8/15 (LOC: FHLB)	570,000	570,000
General Electric Capital Corp., 1.625%, 7/2/15	3,600,000	3,624,572
GFRE Holdings LLC, VRDN, 0.16%, 1/8/15 (LOC: FHLB)	1,420,000	1,420,000
Greenback San Juan Associates LP, VRDN, 0.13%, 1/8/15 (LOC: FHLB)	7,800,000	7,800,000
Hart Family Holdings LLC, VRDN, 0.13%, 1/8/15 (LOC: FHLB)	13,870,000	13,870,000
HHH Investment Co., VRDN, 0.16%, 1/7/15 (LOC: Bank of the West)	7,500,000	7,500,000
High Track LLC, VRDN, 0.16%, 1/7/15 (LOC: FHLB)	7,970,000	7,970,000
International Business Machines Corp., 0.75%, 5/11/15	6,000,000	6,011,369
Labcon North America, VRDN, 0.18%, 1/7/15 (LOC: Bank of the West)	1,750,000	1,750,000
Lakeport Group LLC, VRDN, 0.16%, 1/7/15 (LOC: Union Bank N.A.)	3,685,000	3,685,000
Manse on Marsh LP, VRDN, 0.15%, 1/8/15 (LOC: FHLB)	10,410,000	10,410,000
Ness Family Partners LP, VRDN, 0.18%, 1/7/15 (LOC: Bank of the West)	1,320,000	1,320,000
Norlan Partners LP, VRDN, 0.38%, 1/8/15 (LOC: FHLB)(2)	2,360,000	2,360,000
PepsiCo, Inc., 3.10%, 1/15/15	12,000,000	12,013,107
PepsiCo, Inc., 0.75%, 3/5/15	2,000,000	2,001,730
Portland Clinic LLP (The), VRDN, 0.11%, 1/7/15 (LOC: U.S. Bank N.A.)	10,520,000	10,520,000
Procter & Gamble Co. (The), 3.50%, 2/15/15	12,668,000	12,718,442
Provence LLC, VRDN, 0.38%, 1/8/15 (LOC: FHLB)(2)	3,450,000	3,450,000
Relay Relay LLC, VRDN, 0.15%, 1/8/15 (LOC: FHLB)	8,845,000	8,845,000
Royal Bank of Canada, MTN, VRN, 0.46%, 1/6/15	20,000,000	20,000,764
Salvation Army (The), VRDN, 0.11%, 1/9/15 (LOC: Bank of New York Mellon)	7,500,000	7,500,000
Salvation Army (The), VRDN, 0.11%, 1/9/15 (LOC: Bank of New York Mellon)	2,000,000	2,000,000
Shell International Finance BV, 3.10%, 6/28/15 (GA: Royal Dutch Shell plc)	29,932,000	30,346,792
Warren LLC (The), VRDN, 0.13%, 1/8/15 (LOC: FHLB)	4,000,000	4,000,000
Wells Fargo Bank N.A., 0.75%, 7/20/15	15,000,000	15,035,868
TOTAL CORPORATE BONDS		235,571,282
U.S. GOVERNMENT AGENCY SECURITIES — 6.8%
Adjustable-Rate U.S. Government Agency Securities — 1.2%
Federal Home Loan Bank, VRN, 0.11%, 1/9/15	15,000,000	14,999,673
Federal Home Loan Bank, VRN, 0.18%, 3/16/15	1,500,000	1,500,356
		16,500,029
Fixed-Rate U.S. Government Agency Securities — 5.6%
Federal Home Loan Bank, 0.25%, 1/16/15	5,785,000	5,785,137
Federal Home Loan Bank, 0.20%, 7/17/15	10,000,000	10,000,000
Federal Home Loan Bank, 0.18%, 8/18/15	10,000,000	9,998,262
Federal Home Loan Bank, 0.25%, 8/27/15	22,900,000	22,900,000
Federal Home Loan Bank, Series 1, 0.20%, 9/18/15	10,000,000	9,998,357
Federal Home Loan Mortgage Corp., 0.27%, 12/9/15	15,000,000	15,000,000
		73,681,756
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		90,181,785
CERTIFICATES OF DEPOSIT — 5.7%
Bank of Nova Scotia, 0.24%, 2/6/15	9,000,000	9,000,000
Bank of Nova Scotia, 0.21%, 4/1/15	15,000,000	15,000,000
Bank of Nova Scotia, 0.21%, 5/21/15	17,000,000	17,000,000

Toronto-Dominion Bank (The), 0.19%, 2/26/15	10,000,000	10,000,000
Toronto-Dominion Bank (The), 0.17%, 3/9/15	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		76,000,000
U.S. TREASURY SECURITIES — 3.2%
U.S. Treasury Notes, VRN, 0.09%, 1/31/15	7,500,000	7,498,027
U.S. Treasury Notes, VRN, 0.09%, 1/31/15	15,000,000	15,000,000
U.S. Treasury Notes, VRN, 0.11%, 1/31/15	7,500,000	7,500,605
U.S. Treasury Notes, 0.375%, 3/15/15	7,000,000	7,003,184
U.S. Treasury Notes, 0.16%, 6/25/15	5,000,000	4,996,233
TOTAL U.S. TREASURY SECURITIES		41,998,049
TEMPORARY CASH INVESTMENTS — 0.1%
SSgA U.S. Government Money Market Fund, Class N	874,082	874,082
TOTAL INVESTMENT SECURITIES — 100.0%		1,324,889,838
OTHER ASSETS AND LIABILITIES†		474,174
TOTAL NET ASSETS — 100.0%		$1,325,364,012

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $391,832,767, which represented 29.6% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $4,445,000, which represented 0.3% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	523,672,555	—
Municipal Securities	—	356,592,085	—
Corporate Bonds	—	235,571,282	—
U.S. Government Agency Securities	—	90,181,785	—
Certificates of Deposit	—	76,000,000	—
U.S. Treasury Securities	—	41,998,049	—
Temporary Cash Investments	874,082	—	—
	874,082	1,324,015,756	—

3. Federal Tax Information

As of December 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$1,324,889,838

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Prime Money Market Fund
December 31, 2014

Prime Money Market - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMERCIAL PAPER(1) — 33.8%
American Honda Finance Corp., 0.13%, 2/5/15	35,000,000	34,995,576
Barclays Bank PLC, 0.22%, 2/17/15 (LOC: Barclays Bank PLC)	35,000,000	34,989,947
BNP Paribas Finance, Inc., 0.02%, 1/2/15 (LOC: BNP Paribas)	26,000,000	25,999,986
Catholic Health Initiatives, 0.18%, 1/7/15	5,000,000	4,999,850
Catholic Health Initiatives, 0.16%, 2/4/15	8,850,000	8,848,663
Catholic Health Initiatives, 0.22%, 5/5/15	2,000,000	1,998,484
Chariot Funding LLC, 0.21%, 4/23/15(2)	15,000,000	14,990,200
Chariot Funding LLC, 0.22%, 6/2/15(2)	35,000,000	34,967,489
Chariot Funding LLC, 0.22%, 6/3/15(2)	10,000,000	9,990,650
Charta LLC, 0.21%, 3/3/15(2)	2,165,000	2,164,230
City & County of San Francisco, VRDN, 0.16%, 1/13/15 (LOC: Royal Bank of Canada)	24,000,000	24,000,000
City & County of San Francisco, VRDN, 0.17%, 1/13/15 (LOC: Royal Bank of Canada)	16,000,000	16,000,000
Coca-Cola Co., 0.21%, 6/8/15(2)	42,000,000	41,961,290
County of Oakland-Alameda, 0.17%, 1/20/15 (LOC: Bank of New York Mellon)	32,000,000	32,000,000
CRC Funding LLC, 0.17%, 2/18/15(2)	15,000,000	14,996,600
Crown Point Capital Co. LLC, 0.18%, 1/12/15(2)	33,000,000	32,998,466
Crown Point Capital Co. LLC, 0.14%, 1/13/15(2)	10,000,000	9,999,533
Govco LLC, 0.17%, 1/15/15(2)	10,000,000	9,999,339
Govco LLC, 0.17%, 1/28/15(2)	10,000,000	9,998,725
Govco LLC, 0.17%, 2/10/15(2)	22,000,000	21,995,844
Govco LLC, 0.18%, 3/16/15(2)	20,000,000	19,992,600
Jupiter Securitization Co. LLC, 0.21%, 3/12/15(2)	15,000,000	14,993,875
Jupiter Securitization Co. LLC, 0.21%, 5/6/15(2)	25,000,000	24,981,771
Lexington Parker Capital, 0.14%, 1/12/15(2)	60,000,000	59,997,128
Old Line Funding LLC, 0.21%, 3/9/15 (LOC: Royal Bank of Canada)(2)	25,000,000	24,990,229
Old Line Funding LLC, 0.20%, 4/23/15 (LOC: Royal Bank of Canada)(2)	50,000,000	50,000,000
Old Line Funding LLC, 0.21%, 4/28/15 (LOC: Royal Bank of Canada)(2)	16,500,000	16,500,000
SSM Health Care Corp., 0.18%, 1/8/15	12,000,000	11,999,580
Thunder Bay Funding LLC, 0.19%, 2/23/15 (LOC: Royal Bank of Canada)(2)	30,000,000	30,000,000
Thunder Bay Funding LLC, 0.20%, 2/24/15 (LOC: Royal Bank of Canada)(2)	24,000,000	24,000,000
Thunder Bay Funding LLC, 0.23%, 4/28/15 (LOC: Royal Bank of Canada)(2)	30,000,000	29,977,575
TOTAL COMMERCIAL PAPER		695,327,630
MUNICIPAL SECURITIES — 27.3%
ABAG Finance Authority for Nonprofit Corps., Series 2001 B, (Public Policy Institute), VRDN, 0.20%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	2,435,000	2,435,000
Alameda County Industrial Development Authority, (Autumn Press, Inc.), VRDN, 0.08%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	1,602,000	1,602,000
Alameda County Industrial Development Authority, (Segale Bros. Wood Products), VRDN, 0.10%, 1/1/15 (LOC: Bank of the West)	1,480,000	1,480,000
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.03%, 1/2/15	1,200,000	1,200,000
Burke County Development Authority Rev., (Georgia Power Company), VRDN, 0.03%, 1/2/15	6,700,000	6,700,000
California Infrastructure & Economic Development Bank Rev., Series 2014 B, (Canyon Plastics Inc Project), VRDN, 0.26%, 1/1/15 (LOC: Bank of the West)	7,580,000	7,580,000
California Pollution Control Financing Authority Rev., (Alameda County Industries), VRDN, 0.09%, 1/7/15 (LOC: Bank of the West)	2,570,000	2,570,000

California Statewide Communities Development Authority, VRDN, 0.13%, 1/1/15 (LOC: FHLB)	4,320,000	4,320,000
Catawba County Industrial Facilities & Pollution Control Financing Authority Rev., (Von Drehle Properties LLC), VRDN, 0.10%, 1/1/15 (LOC: Branch Banking & Trust)	1,690,000	1,690,000
City of Chicago Rev., (Lufthansa German), VRDN, 0.08%, 1/7/15 (LOC: Bayerische Landesbank)	4,870,000	4,870,000
City of Chicago Rev., (Victoria Limited LLC Project), VRDN, 0.18%, 1/1/15 (LOC: Bank of America N.A.)	2,300,000	2,300,000
City of Indianapolis Rev., (Nora Pines Apartments), VRDN, 0.08%, 1/1/15 (LOC: FNMA)	9,275,000	9,275,000
City of Kansas City Rev., Series 2009 B, (Hotel Redevelopment), VRDN, 0.11%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)	4,320,000	4,320,000
City of Kansas City Rev., Series 2009 D, (Chouteau I-35), VRDN, 0.11%, 1/7/15 (LOC: JPMorgan Chase Bank N.A.)	4,245,000	4,245,000
City of Kansas City Rev., VRDN, 0.16%, 1/7/15 (LOC: U.S. Bank N.A.)	4,690,000	4,690,000
City of Knox Rev., VRDN, 0.12%, 1/1/15 (LOC: Bank of America N.A.)(Acquired 3/3/14, Cost $11,300,000)(3)	11,300,000	11,300,000
City of New York GO, 5.125%, 10/1/15	7,300,000	7,563,050
City of Oakdale Rev., (Housing Cottage Homesteads), VRDN, 0.07%, 1/1/15 (LOC: FHLMC)	2,900,000	2,900,000
City of Portland (Pension Buildings), VRDN, 0.18%, 1/7/15 (SBBPA: JPMorgan Chase Bank N.A.)	28,800,000	28,800,000
Connecticut Housing Finance Authority Rev., Series 2009 A-1, VRDN, 0.03%, 1/2/15 (SBBPA: JPMorgan Chase Bank N.A.)	8,495,000	8,495,000
County of Broward Rev., Series 2007 B, VRDN, 0.11%, 1/7/15 (LOC: Citibank N.A.)	5,000,000	5,000,000
County of Carroll Rev., (Shelter System / DLH Obligated Group), VRDN, 0.10%, 1/1/15 (LOC: Branch Banking & Trust)	3,300,000	3,300,000
County of Cherokee Rev., (Oshkosh Truck Project), VRDN, 0.11%, 1/7/15 (LOC: Bank of America N.A.) (Acquired 7/26/13, Cost $3,000,000)(3)	3,000,000	3,000,000
County of Escambia Solid Waste Disposal System Rev., (Gulf Power Co.), VRDN, 0.02%, 1/2/15	19,700,000	19,700,000
Davidson County Industrial Facilities & Pollution Control Financing Authority Rev., (Childress Winery LLC), VRDN, 0.10%, 1/1/15 (LOC: Branch Banking & Trust)	3,000,000	3,000,000
Forsyth Pollution Control Rev., Series 2007, (PacifiCorp. Project), VRDN, 0.02%, 1/2/15 (LOC: JPMorgan Chase Bank N.A.)	3,800,000	3,800,000
Harris County Cultural Education Facilities Finance Corp. Rev., Series 2008 C-1, (The Methodist Hospital System), VRDN, 0.03%, 1/2/15	5,500,000	5,500,000
Harrisonburg Redevelopment & Housing Authority Multi-Family, (Stoney Ridge/Dale Forest), VRDN, 0.07%, 1/1/15 (LOC: FHLMC)	5,100,000	5,100,000
Hawaii State Department of Budget & Finance Rev., (Wailuku River Hydroelectric Power), VRDN, 0.09%, 1/6/15 (LOC: Union Bank N.A.)	6,837,000	6,837,000
Hesperia Public Financing Authority Rev., (1993 Street Improvement Project), VRDN, 0.08%, 1/7/15 (LOC: Bank of the West)	1,795,000	1,795,000
Hesperia Public Financing Authority Rev., VRDN, 0.17%, 1/7/15 (LOC: Bank of the West)	5,155,000	5,155,000
Houston County Development Authority Rev., (Clean Control Corp.), VRDN, 0.10%, 1/1/15 (LOC: Branch Banking & Trust)	1,050,000	1,050,000
Illinois Housing Development Authority Rev., VRDN, 0.11%, 1/1/15 (SBBPA: FHLB)	10,675,000	10,675,000
Indiana Finance Authority Rev., (New Holland Dairy Leasing), VRDN, 0.18%, 1/1/15 (LOC: Bank of America N.A.)	1,000,000	1,000,000
JJB Properties LLC, (Rental Property), VRDN, 0.13%, 1/1/15 (LOC: Arvest Bank and FHLB)	3,350,000	3,350,000
Johnson City Health & Educational Facilities Board Rev., (Mountain Street), VRDN, 0.11%, 1/7/15 (LOC: U.S. Bank N.A.)	11,075,000	11,075,000
Kentucky Housing Corp. Rev., Series 2006 T, (Taxable), VRDN, 0.11%, 1/7/15 (SBBPA: Kentucky Housing Corp.)	8,455,000	8,455,000
King County Housing Authority, (Auburn Court Apartments), VRDN, 0.08%, 1/1/15 (LOC: FNMA)	11,445,000	11,445,000
Lansing Economic Development Corp., (Accident Fund), VRDN, 0.17%, 1/1/15 (LOC: FHLB)	10,040,000	10,040,000
Long Island Power Authority Electric System Rev., Series 1998 2-B, VRDN, 0.04%, 1/2/15 (LOC: Bayerische Landesbank)	21,840,000	21,840,000
Long Island Power Authority Electric System Rev., Series 1998 A-1, VRDN, 0.06%, 1/7/15 (LOC: Bayerische Landesbank)	2,500,000	2,500,000
Massachusetts Development Finance Agency Rev., (Worcester Polytechnic Institute), VRDN, 0.11%, 1/7/15 (LOC: TD Bank N.A.)	1,740,000	1,740,000
Miami-Dade County Industrial Development Authority Rev., (Ram Investments), VRDN, 0.12%, 1/1/15 (LOC: PNC Bank N.A.)	1,935,000	1,935,000
Mississippi Business Finance Corp. Rev., (Medical Development Properties LLC), VRDN, 0.15%, 1/7/15 (LOC: BancorpSouth Bank and FHLB)	3,720,000	3,720,000
Mississippi Business Finance Corp. Rev., Series 2006 R-1, (Brown Bottling Group, Inc.), VRDN, 0.15%, 1/7/15 (LOC: Trustmark National Bank and FHLB)	2,640,000	2,640,000

Mississippi Business Finance Corp. Rev., Series 2007 B, (Taxable Gulfport), VRDN, 0.16%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	2,195,000	2,195,000
Mississippi Business Finance Corp. Rev., Series 2010 K, (Chevron U.S.A., Inc.), VRDN, 0.01%, 1/2/15	7,750,000	7,750,000
Missouri State Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.04%, 1/2/15 (LOC: Commerce Bank N.A.)	3,600,000	3,600,000
Missouri State Health & Educational Facilities Authority Rev., Series 2011 B, (Rockhurst University), VRDN, 0.04%, 1/2/15 (LOC: Commerce Bank)	4,025,000	4,025,000
Monterey Peninsula Water Management District COP, (Wastewater Reclamation), VRDN, 0.05%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	6,167,000	6,167,000
Municipal Electricity Authority of Georgia, VRDN, 0.18%, 1/22/15 (LOC: Wells Fargo Bank N.A.)	14,000,000	14,000,000
Nevada Housing Division Rev., (Vista Creek Apartments), VRDN, 0.11%, 1/1/15 (LOC: East West Bank and FHLB)	40,000	40,000
New Hampshire Business Finance Authority Rev., (Littleton Regional Hospital), VRDN, 0.03%, 1/2/15 (LOC: TD Bank N.A.)	8,255,000	8,255,000
New Mexico Hospital Equipment Loan Council Rev., Series 2010 B, (San Juan Regional Medical Center), VRDN, 0.12%, 1/7/15 (LOC: Wells Fargo Bank N.A.)	8,310,000	8,310,000
New York City GO, Series 2012 G-2, 1.00%, 4/1/15	1,350,000	1,352,318
New York City GO, Series G-4, VRDN, 0.02%, 1/2/15 (LOC: PNC Bank N.A.)	7,000,000	7,000,000
New York City Housing Development Corp. Rev., Series 2003 A, (Upper East Lease Associations), VRDN, 0.04%, 1/7/15 (LOC: Landesbank Baden-Wurttemberg)	10,900,000	10,900,000
New York City Housing Development Corp. Rev., Series 2003 B, VRDN, 0.18%, 1/7/15 (LOC: Landesbank Baden-Wurttemberg)	1,700,000	1,700,000
New York City Housing Development Corp. Rev., Series 2006 B, VRDN, 0.07%, 1/7/15 (LOC: FNMA)	1,790,000	1,790,000
New York City Transitional Finance Authority Rev., Series 2002 1-D, (Future Tax Secured Bonds), VRDN, 0.04%, 1/2/15 (SBBPA: Landesbank Hessen-Thuringen Girozentrale)	2,410,000	2,410,000
New York City Transitional Finance Authority Rev., Series 2002 3-E, (Future Tax Secured Bonds), VRDN, 0.04%, 1/2/15 (SBBPA: Landesbank Baden-Wurttemberg)	3,050,000	3,050,000
New York State Housing Finance Agency Rev., Series 2007 B, (316 Eleventh Avenue), VRDN, 0.07%, 1/7/15 (LOC: FNMA)	6,800,000	6,800,000
New York State Housing Finance Agency Rev., Series 2010 B, (8 East 102nd Street), VRDN, 0.08%, 1/7/15 (LOC: TD Bank N.A.)	8,010,000	8,010,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 0.06%, 1/7/15 (SBBPA: Branch Banking & Trust)	23,670,000	23,670,000
North Carolina Medical Care Commission Facilities Rev., (Mission St. Joseph's), VRDN, 0.10%, 1/1/15 (SBBPA: Branch Banking & Trust)	2,370,000	2,370,000
Northstar Student Loan Trust II Rev., (Adjustable Student Loan), VRDN, 0.11%, 1/1/15 (LOC: Royal Bank of Canada)	3,955,000	3,955,000
Oregon State Facilities Authority, Series 2003 A, (Housing Vintage at Bend Apartments), VRDN, 0.09%, 1/1/15 (LOC: FNMA)	5,395,000	5,395,000
Osceola County Housing Finance Authority Rev., Series 2002 B, (Regatta Bay Apartments), VRDN, 0.12%, 1/7/15 (LOC: FNMA)	1,050,000	1,050,000
Port Freeport, (BASF Corp.), VRDN, 0.13%, 1/7/15	6,600,000	6,600,000
Port Freeport, (Multi Mode-BASF Corp.), VRDN, 0.13%, 1/7/15	4,000,000	4,000,000
Port of Corpus Christi Authority of Nueces County, (Flint Hills Resources), VRDN, 0.09%, 1/7/15 (GA: Flint HIlls Resources, LLC)	2,800,000	2,800,000
Putnam County Development Authority Rev., Series 1996, (Georgia Power Co.- Plant Branch), VRDN, 0.03%, 1/2/15	8,000,000	8,000,000
Putnam County Development Authority Rev., Series 1998, (Georgia Power Co.- Plant Branch), VRDN, 0.03%, 1/2/15	6,800,000	6,800,000
San Francisco City & County Redevelopment Agency Rev., Series 1999 D, VRDN, 0.08%, 1/7/15 (LOC: FNMA)	2,600,000	2,600,000
Scranton Redevelopment Authority Rev., VRDN, 0.17%, 1/1/15 (LOC: PNC Bank N.A.)	5,875,000	5,875,000
Seminole County Industrial Development Authority Rev., (3100 Camp Rd. LLC), VRDN, 0.12%, 1/1/15 (LOC: PNC Bank N.A.)(Acquired 2/16/12, Cost $2,340,000)(3)	2,340,000	2,340,000
Sheridan Redevelopment Agency Tax Allocation Rev., (South Santa Fe Drive), VRDN, 0.07%, 1/1/15 (LOC: JPMorgan Chase Bank N.A.)	9,750,000	9,750,000
South Dakota Health & Educational Facilities Authority Rev., (Regional Health, Inc.), VRDN, 0.03%, 1/2/15 (LOC: U.S. Bank N.A.)	3,370,000	3,370,000
South Dakota Housing Development Authority Rev., Series 2005 G, (Homeownership Mortgage), VRDN, 0.07%, 1/1/15 (SBBPA: South Dakota Housing Development Authority)	6,300,000	6,300,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 0.11%, 1/1/15 (LOC: JPMorgan Chase Bank N.A.)	4,700,000	4,700,000

State of Massachusetts GO, 0.25%, 11/1/15	9,000,000	9,000,000
Town of Hillsborough COP, Series 2000 B, (Water & Sewer System), VRDN, 0.12%, 1/1/15 (SBBPA: JPMorgan Chase Bank N.A.)	5,800,000	5,800,000
Traer Creek Metropolitan District Rev., VRDN, 0.11%, 1/7/15 (LOC: BNP Paribas)	10,000,000	10,000,000
University of Kansas Hospital Authority Rev., (Health System), VRDN, 0.03%, 1/2/15 (LOC: U.S. Bank N.A.)	5,475,000	5,475,000
University of Massachusetts Building Authority Rev., Series 1, VRDN, 0.03%, 1/7/15 (SBBPA: JPMorgan Chase Bank N.A.)	14,470,000	14,470,000
Washington State Housing Finance Commission Rev., (Vintage Chehalis Senior Living), VRDN, 0.08%, 1/1/15 (LOC: FNMA)	8,190,000	8,190,000
Washington State Housing Finance Commission Rev., Series 1996 A, (Brittany Park LLC), VRDN, 0.08%, 1/1/15 (LOC: FNMA)	8,930,000	8,930,000
Washington State Housing Finance Commission Rev., Series 2004 A, (Vintage Burien Senior Living), VRDN, 0.08%, 1/1/15 (LOC: FNMA)	6,570,000	6,570,000
Washington State Housing Finance Commission Rev., Series 2005 B, (Taxable Cedar Ridge), VRDN, 0.13%, 1/1/15 (LOC: East West Bank and FHLB)	2,695,000	2,695,000
Washington State Housing Finance Commission Rev., Series 2005 B, (The Lodge At Eagle Ridge), VRDN, 0.13%, 1/1/15 (LOC: East West Bank and FHLB)	3,425,000	3,425,000
Washington State Housing Finance Commission Rev., (Merrill Gardens Queen Anne LLC), VRDN, 0.14%, 1/1/15 (LOC: FNMA)	600,000	600,000
West Covina Public Financing Authority Rev., Series 1999, (Subordinate Lien), VRDN, 0.21%, 1/1/15 (LOC: Wells Fargo Bank N.A.)	1,765,000	1,765,000
Westchester County Healthcare Corp. Rev., Series 2010 D, (Senior Lien), VRDN, 0.08%, 1/7/15 (LOC: TD Bank N.A.)	5,500,000	5,500,000
Wisconsin Health & Educational Facilities Authority Rev., (Edgewood College), VRDN, 0.03%, 1/2/15 (LOC: U.S. Bank N.A.)	2,640,000	2,640,000
Wisconsin Health & Educational Facilities Authority Rev., Series 2007 A, (Fort Healthcare, Inc.), VRDN, 0.03%, 1/2/15 (LOC: JPMorgan Chase Bank N.A.)	2,175,000	2,175,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.11%, 1/7/15 (SBBPA: Wells Fargo Bank N.A.)	3,205,000	3,205,000
Wisconsin Housing & Economic Development Authority Rev., Series 2007 D, (Taxable), VRDN, 0.11%, 1/7/15 (SBBPA: Wells Fargo Bank N.A.)	1,725,000	1,725,000
TOTAL MUNICIPAL SECURITIES		561,081,368
CORPORATE BONDS — 18.1%
2880 Stevens Creek LLC, VRDN, 0.16%, 1/7/15 (LOC: Bank of the West)	6,350,000	6,350,000
Berkshire Hathaway Finance Corp., 4.85%, 1/15/15 (LOC: Berkshire Hathaway Inc.)	9,709,000	9,726,158
Berkshire Hathaway Finance Corp., 3.20%, 2/11/15 (LOC: Berkshire Hathaway Inc.)	2,057,000	2,063,747
Cypress Bend Real Estate Development Co. LLC, VRDN, 0.15%, 1/8/15 (LOC: FHLB)	18,497,000	18,497,000
General Electric Capital Corp., 1.625%, 7/2/15	6,000,000	6,040,953
General Electric Capital Corp., MTN, 4.875%, 3/4/15	3,000,000	3,023,781
Herman & Kittle Capital LLC, VRDN, 0.19%, 1/8/15 (LOC: FHLB)	1,140,000	1,140,000
HHH Investment Co., VRDN, 0.16%, 1/7/15 (LOC: Bank of the West)	8,350,000	8,350,000
High Track LLC, VRDN, 0.16%, 1/8/15 (LOC: FHLB)	2,330,000	2,330,000
International Business Machines Corp., 0.75%, 5/11/15	4,000,000	4,007,579
KDF Heninger LP, VRDN, 0.11%, 1/1/15	4,500,000	4,500,000
Labcon North America, VRDN, 0.18%, 1/7/15 (LOC: Bank of the West)	1,425,000	1,425,000
Ness Family Partners LP, VRDN, 0.18%, 1/7/15 (LOC: Bank of the West)	5,490,000	5,490,000
Northcreek Church, VRDN, 0.25%, 1/8/15 (LOC: FHLB)	8,795,000	8,795,000
Partisan Property, Inc., Series 2014, VRDN, 0.16%, 1/7/15 (LOC: Wells Fargo Bank N.A.)	3,895,000	3,895,000
PepsiCo, Inc., 3.10%, 1/15/15	21,000,000	21,022,938
PepsiCo, Inc., 0.75%, 3/5/15	15,000,000	15,013,220
Procter & Gamble Co. (The), 3.50%, 2/15/15	30,000,000	30,119,455
Providence Health & Services - Washington, VRDN, 0.11%, 1/8/15 (LOC: U.S. Bank N.A.)	5,895,000	5,895,000
Royal Bank of Canada, MTN, VRN, 0.46%, 1/6/15	30,000,000	30,001,146
Saddleback Valley Community Church, VRDN, 0.11%, 1/8/15 (LOC: FHLB)	8,400,000	8,400,000
Salvation Army (The), VRDN, 0.11%, 1/9/15 (LOC: Bank of New York Mellon)	7,500,000	7,500,000

Salvation Army (The), VRDN, 0.11%, 1/9/15 (LOC: Bank of New York Mellon)	8,000,000	8,000,000
Santa Monica Ocean Park Partners LP, VRDN, 0.13%, 1/1/15	10,200,000	10,200,000
Shell International Finance BV, 3.10%, 6/28/15 (GA: Royal Dutch Shell plc)	62,354,000	63,219,955
Sidal Realty Co. LP, VRDN, 0.35%, 1/8/15 (LOC: Wells Fargo Bank N.A.)	4,975,000	4,975,000
Toyota Motor Credit Corp., MTN, 1.00%, 2/17/15	15,000,000	15,013,647
Toyota Motor Credit Corp., MTN, VRN, 0.23%, 1/14/15	30,000,000	30,000,557
Toyota Motor Credit Corp., MTN, VRN, 0.39%, 3/10/15	10,000,000	10,003,555
Varenna Care Center LP, VRDN, 0.13%, 1/8/15 (LOC: FHLB)	8,765,000	8,765,000
Vineyard Creek LP, VRDN, 0.13%, 1/8/15 (LOC: FHLB)	7,200,000	7,200,000
Warren LLC (The), VRDN, 1.00%, 1/8/15 (LOC: FHLB)	12,000,000	12,000,000
TOTAL CORPORATE BONDS		372,963,691
CERTIFICATES OF DEPOSIT — 10.6%
Bank of Montreal, 0.21%, 2/24/15	50,000,000	50,000,000
Bank of Montreal, 0.19%, 4/8/15	50,000,000	50,000,000
Bank of Nova Scotia, 0.23%, 2/26/15	50,000,000	50,000,000
Bank of Nova Scotia,, 0.24%, 2/6/15	36,000,000	36,000,000
Bank of Nova Scotia,, 0.21%, 4/1/15	15,000,000	15,000,000
Bank of Nova Scotia,, 0.21%, 5/21/15	8,000,000	8,000,000
Toronto-Dominion Bank (The),, 0.19%, 2/26/15	10,000,000	10,000,000
TOTAL CERTIFICATES OF DEPOSIT		219,000,000
U.S. GOVERNMENT AGENCY SECURITIES — 6.8%
Adjustable-Rate U.S. Government Agency Securities — 1.3%
Federal Farm Credit Bank, VRN, 0.18%, 1/6/15	25,000,000	25,011,998
Federal Farm Credit Bank, VRN, 0.28%, 2/26/15	1,000,000	1,000,141
Federal Home Loan Bank, VRN, 0.18%, 1/7/15	1,500,000	1,500,357
		27,512,496
Fixed-Rate U.S. Government Agency Securities — 5.5%
Federal Home Loan Bank, 0.25%, 1/16/15	10,000,000	10,000,236
Federal Home Loan Bank, 0.17%, 6/30/15	6,000,000	6,000,000
Federal Home Loan Bank, 0.20%, 7/17/15	20,000,000	20,000,000
Federal Home Loan Bank, 0.18%, 8/18/15	15,000,000	14,997,394
Federal Home Loan Bank, 0.25%, 8/27/15	27,000,000	27,000,000
Federal Home Loan Bank, 2.875%, 9/11/15	1,000,000	1,018,348
Federal Home Loan Bank, Series 1, 0.20%, 9/18/15	20,000,000	19,996,714
Federal Home Loan Bank, 0.48%, 9/18/15	3,000,000	3,005,483
Federal Home Loan Mortgage Corp., 0.27%, 12/9/15	10,000,000	10,000,000
		112,018,175
TOTAL U.S. GOVERNMENT AGENCY SECURITIES		139,530,671
U.S. TREASURY SECURITIES — 4.7%
U.S. Treasury Notes, VRN, 0.09%, 1/31/15	12,500,000	12,496,713
U.S. Treasury Notes, VRN, 0.09%, 1/31/15	45,000,000	45,000,000
U.S. Treasury Notes, 2.375%, 2/28/15	20,000,000	20,069,685
U.S. Treasury Notes, 0.375%, 6/30/15	20,000,000	20,025,713
TOTAL U.S. TREASURY SECURITIES		97,592,111
TEMPORARY CASH INVESTMENTS — 0.1%
SSgA U.S. Government Money Market Fund, Class N (Cost $1,586,850)	1,586,850	1,586,850
TOTAL INVESTMENT SECURITIES — 101.4%		2,087,082,321
OTHER ASSETS AND LIABILITIES — (1.4)%		(29,736,187)
TOTAL NET ASSETS — 100.0%		$2,057,346,134

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $499,495,544, which represented 24.3% of total net assets.

(3)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $16,640,000, which represented 0.8% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. Open-end management investment companies are valued at the reported net asset value per share. If the fund determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Commercial Paper	—	695,327,630	—
Municipal Securities	—	561,081,368	—
Corporate Bonds	—	372,963,691	—
Certificates of Deposit	—	219,000,000	—
U.S. Government Agency Securities	—	139,530,671	—
U.S. Treasury Securities	—	97,592,111	—
Temporary Cash Investments	1,586,850	—	—
	1,586,850	2,085,495,471	—

3. Federal Tax Information

As of December 31, 2014, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,087,082,321

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Fund
December 31, 2014

Short Duration - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 53.9%
Aerospace and Defense — 0.4%
L-3 Communications Corp., 3.95%, 11/15/16	1,500,000	1,566,245
Automobiles — 1.8%
Daimler Finance North America LLC, 1.30%, 7/31/15(1)	750,000	753,235
Daimler Finance North America LLC, 1.25%, 1/11/16(1)	1,000,000	1,003,132
Ford Motor Credit Co. LLC, 3.875%, 1/15/15	2,000,000	2,001,534
Ford Motor Credit Co. LLC, 2.50%, 1/15/16	1,000,000	1,011,604
General Motors Co., 3.50%, 10/2/18	990,000	1,014,750
Jaguar Land Rover Automotive plc, 8.125%, 5/15/21(1)	1,000,000	1,100,000
		6,884,255
Banks — 11.0%
Akbank TAS, 3.875%, 10/24/17	1,000,000	1,014,568
Banco Bradesco SA, 4.50%, 1/12/17	1,000,000	1,037,500
Banco do Brasil SA, 3.875%, 1/23/17	1,000,000	1,032,500
Bank of America Corp., 4.50%, 4/1/15	3,260,000	3,290,950
Bank of America Corp., 3.75%, 7/12/16	1,500,000	1,554,577
Bank of America Corp., 5.75%, 8/15/16	1,500,000	1,597,896
Barclays Bank plc, 5.00%, 9/22/16	1,000,000	1,066,317
Barclays Bank plc, 6.05%, 12/4/17(1)	1,000,000	1,102,660
BBVA Banco Continental SA, 3.25%, 4/8/18(1)	1,000,000	1,013,130
Capital One Financial Corp, 3.15%, 7/15/16	1,500,000	1,543,611
Capital One Financial Corp., 1.00%, 11/6/15	1,000,000	999,385
China Overseas Finance Cayman IV Ltd., 4.875%, 2/15/17	1,080,000	1,131,387
Citigroup, Inc., 4.875%, 5/7/15	500,000	506,703
Citigroup, Inc., 1.25%, 1/15/16	1,000,000	1,001,429
Citigroup, Inc., 3.95%, 6/15/16	2,000,000	2,077,334
Citigroup, Inc., 5.50%, 2/15/17	1,500,000	1,613,373
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/15	500,000	506,095
Corpbanca SA, 3.125%, 1/15/18	1,000,000	995,886
Fifth Third Bancorp, 3.625%, 1/25/16	1,000,000	1,025,092
GLP Capital LP / GLP Financing II, Inc., 4.375%, 11/1/18	1,235,000	1,268,963
Grupo Aval Ltd., 5.25%, 2/1/17	1,000,000	1,050,000
HBOS plc, MTN, 6.75%, 5/21/18(1)	800,000	893,597
HSBC Bank plc, 3.10%, 5/24/16(1)	1,000,000	1,033,061
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18	1,000,000	1,056,722
Intesa Sanpaolo SpA, 2.375%, 1/13/17	500,000	504,651
JPMorgan Chase & Co., 3.45%, 3/1/16	1,000,000	1,026,878
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,542,601
JPMorgan Chase & Co., MTN, 1.875%, 3/20/15	2,000,000	2,006,132
JPMorgan Chase Bank N.A., 5.875%, 6/13/16	500,000	533,293
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	1,300,000	1,344,664
Sumitomo Mitsui Banking Corp., 1.45%, 7/19/16	1,000,000	1,004,344
Wells Fargo & Co., 3.68%, 6/15/16	1,000,000	1,037,895

Wells Fargo Bank N.A., 5.00%, 8/15/15	1,500,000	1,540,576
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16	2,400,000	2,532,396
		42,486,166
Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., 0.80%, 7/15/15	2,000,000	2,003,636
PepsiCo, Inc., 0.70%, 8/13/15	1,000,000	1,002,127
SABMiller Holdings, Inc., 1.85%, 1/15/15(1)	1,000,000	1,000,396
		4,006,159
Building Products — 0.2%
Masco Corp., 6.125%, 10/3/16	550,000	586,025
Capital Markets — 0.3%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	1,000,000	1,032,475
Chemicals — 0.7%
Ashland, Inc., 3.00%, 3/15/16	1,480,000	1,494,800
Ecolab, Inc., 1.00%, 8/9/15	330,000	330,940
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	900,000	803,250
		2,628,990
Commercial Services and Supplies — 0.3%
Waste Management, Inc., 2.60%, 9/1/16	1,000,000	1,023,651
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 2.38%, 12/15/17	300,000	302,897
Consumer Finance — 1.9%
American Express Credit Corp., MTN, 1.75%, 6/12/15	2,000,000	2,011,352
CIT Group, Inc., 5.00%, 5/15/17	600,000	624,000
CIT Group, Inc., 4.25%, 8/15/17	1,800,000	1,840,500
HSBC Finance Corp., 5.50%, 1/19/16	1,100,000	1,150,534
John Deere Capital Corp., 0.95%, 6/29/15	1,000,000	1,002,498
Navient Corp., MTN, 6.25%, 1/25/16	607,000	632,797
		7,261,681
Containers and Packaging — 1.0%
Ball Corp., 6.75%, 9/15/20	1,485,000	1,551,825
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	2,000,000	2,115,000
		3,666,825
Diversified Financial Services — 3.1%
Ally Financial, Inc., 8.30%, 2/12/15	620,000	623,875
Ally Financial, Inc., 2.75%, 1/30/17	1,000,000	999,380
General Electric Capital Corp., 1.00%, 12/11/15	2,000,000	2,009,406
General Electric Capital Corp., MTN, 5.00%, 1/8/16	1,000,000	1,042,299
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17	2,700,000	3,006,215
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,000,000	1,002,500
Morgan Stanley, MTN, 5.95%, 12/28/17	2,000,000	2,224,000
UBS AG, MTN, 5.875%, 7/15/16	1,000,000	1,070,508
		11,978,183
Diversified Telecommunication Services — 3.6%
AT&T, Inc., 2.50%, 8/15/15	667,000	674,368
AT&T, Inc., 0.80%, 12/1/15	1,000,000	999,981
AT&T, Inc., 2.95%, 5/15/16	1,000,000	1,025,806
British Telecommunications plc, 1.625%, 6/28/16	1,000,000	1,007,801
CenturyLink, Inc., 6.00%, 4/1/17	500,000	533,125

Deutsche Telekom International Finance BV, 3.125%, 4/11/16(1)	1,000,000	1,025,447
Frontier Communications Corp., 8.25%, 4/15/17	1,250,000	1,396,875
Orange SA, 2.125%, 9/16/15	730,000	736,209
Telecom Italia Capital SA, 5.25%, 10/1/15	2,000,000	2,047,500
Telefonica Emisiones SAU, 3.73%, 4/27/15	500,000	504,445
Telefonica Emisiones SAU, 3.99%, 2/16/16	1,000,000	1,028,950
Verizon Communications, Inc., 2.50%, 9/15/16	2,057,000	2,104,037
Windstream Corp., 7.875%, 11/1/17	590,000	640,887
		13,725,431
Electric Utilities — 0.1%
AES Corp. (The), 7.75%, 10/15/15	284,000	296,780
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	500,000	538,125
Energy Equipment and Services — 0.5%
Ensco plc, 3.25%, 3/15/16	1,000,000	1,018,772
Transocean, Inc., 5.05%, 12/15/16	800,000	804,431
		1,823,203
Food and Staples Retailing — 0.6%
CVS Health Corp., 1.20%, 12/5/16	500,000	501,769
Dollar General Corp., 4.125%, 7/15/17	200,000	206,400
Safeway, Inc., 3.40%, 12/1/16	200,000	203,333
Walgreen Co., 1.00%, 3/13/15	1,500,000	1,501,507
		2,413,009
Food Products — 1.5%
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,000,252
Kraft Foods Group, Inc., 1.625%, 6/4/15	2,000,000	2,008,858
Mondelez International, Inc., 4.125%, 2/9/16	1,865,000	1,935,139
Tyson Foods, Inc., 6.60%, 4/1/16	750,000	799,895
		5,744,144
Gas Utilities — 1.8%
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	1,035,000	1,084,163
El Paso Pipeline Partners Operating Co. LLC, 4.10%, 11/15/15	800,000	818,711
Enterprise Products Operating LLC, 1.25%, 8/13/15	670,000	671,935
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	1,250,000	1,276,295
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,200,000	1,254,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.875%, 2/1/21	480,000	493,200
Williams Partners LP, 3.80%, 2/15/15	1,300,000	1,303,748
		6,902,052
Health Care Equipment and Supplies — 1.0%
Becton Dickinson and Co., 1.80%, 12/15/17	1,000,000	1,004,482
Biomet, Inc., 6.50%, 8/1/20	855,000	916,987
Covidien International Finance SA, 1.35%, 5/29/15	1,000,000	1,003,092
Mallinckrodt International Finance SA, 3.50%, 4/15/18	840,000	815,850
		3,740,411
Health Care Providers and Services — 2.1%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	971,000	1,007,413
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	855,000	909,506
Express Scripts Holding Co., 2.10%, 2/12/15	1,500,000	1,501,876
HCA, Inc., 3.75%, 3/15/19	1,500,000	1,505,625

Healthsouth Corp., 8.125%, 2/15/20	815,000	855,750
Tenet Healthcare Corp., 6.25%, 11/1/18	620,000	675,025
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,000,000	1,003,209
Universal Health Services, Inc., 7.125%, 6/30/16	290,000	311,388
Universal Health Services, Inc., 3.75%, 8/1/19(1)	500,000	500,625
		8,270,417
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp., 1.20%, 2/5/16	650,000	649,906
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	650,000	695,650
		1,345,556
Household Durables — 1.0%
D.R. Horton, Inc., 3.625%, 2/15/18	1,250,000	1,270,312
Lennar Corp., 4.75%, 12/15/17	1,000,000	1,030,000
Toll Brothers Finance Corp., 4.00%, 12/31/18	680,000	683,400
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	500,000	495,000
Whirlpool Corp., 1.35%, 3/1/17	500,000	498,920
		3,977,632
Household Products — 0.7%
Jarden Corp., 7.50%, 5/1/17	1,350,000	1,485,000
Spectrum Brands, Inc., 6.75%, 3/15/20	1,250,000	1,309,375
		2,794,375
Industrial Conglomerates — 0.3%
Bombardier, Inc., 7.50%, 3/15/18(1)	600,000	657,000
Schaeffler Finance BV, 7.75%, 2/15/17(1)	585,000	643,500
		1,300,500
Insurance — 0.6%
Hartford Financial Services Group, Inc. (The), 5.50%, 10/15/16	400,000	429,361
Hartford Financial Services Group, Inc. (The), 5.375%, 3/15/17	410,000	443,139
International Lease Finance Corp., 4.875%, 4/1/15	600,000	605,475
Metropolitan Life Global Funding I, 1.70%, 6/29/15(1)	1,000,000	1,005,483
		2,483,458
IT Services — 0.6%
Computer Sciences Corp., 2.50%, 9/15/15	1,000,000	1,009,312
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,500,000	1,493,037
		2,502,349
Life Sciences Tools and Services — 0.2%
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	600,000	596,977
Machinery — 0.5%
Caterpillar, Inc., 0.95%, 6/26/15	1,000,000	1,003,372
Oshkosh Corp., 8.50%, 3/1/20	1,000,000	1,052,500
		2,055,872
Marine — 0.3%
DP World Sukuk Ltd., 6.25%, 7/2/17	1,080,000	1,174,500
Media — 2.0%
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 3.50%, 3/1/16	1,295,000	1,329,394
DirecTV Holdings LLC / DirecTV Financing Co., Inc., 2.40%, 3/15/17	1,000,000	1,019,471
Discovery Communications LLC, 3.70%, 6/1/15	500,000	505,772
DISH DBS Corp., 7.125%, 2/1/16	600,000	632,250
Embarq Corp., 7.08%, 6/1/16	1,000,000	1,078,211

Time Warner, Inc., 3.15%, 7/15/15	1,250,000	1,267,740
Time Warner, Inc., 5.875%, 11/15/16	1,000,000	1,084,742
Univision Communications, Inc., 6.875%, 5/15/19(1)	850,000	887,187
		7,804,767
Metals and Mining — 0.7%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	1,390,000	1,333,531
Glencore Funding LLC, 1.70%, 5/27/16(1)	1,000,000	1,002,150
Steel Dynamics, Inc., 6.125%, 8/15/19	500,000	527,500
		2,863,181
Multi-Utilities — 1.4%
Dominion Resources, Inc., 2.25%, 9/1/15	1,000,000	1,010,004
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	500,000	528,750
DPL, Inc., 6.50%, 10/15/16	175,000	185,063
GenOn Energy, Inc., 7.875%, 6/15/17	675,000	675,000
NextEra Energy Capital Holdings, Inc., 1.20%, 6/1/15	1,000,000	1,001,979
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	500,000	535,323
NRG Energy, Inc., 7.625%, 1/15/18	595,000	654,500
Sempra Energy, 6.50%, 6/1/16	750,000	805,849
		5,396,468
Multiline Retail — 0.2%
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	800,000	868,664
Office Electronics — 0.1%
Xerox Corp., 4.25%, 2/15/15	500,000	501,998
Oil, Gas and Consumable Fuels — 4.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	875,000	907,812
Anadarko Petroleum Corp., 5.95%, 9/15/16	400,000	428,036
CNOOC Finance 2013 Ltd., 1.125%, 5/9/16	1,000,000	996,996
CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	1,000,000	995,741
Concho Resources, Inc., 7.00%, 1/15/21	1,000,000	1,052,500
EOG Resources, Inc., 2.95%, 6/1/15	400,000	403,911
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.125%, 6/15/19	650,000	705,250
Gazprom OAO Via Gaz Capital SA, MTN, 6.21%, 11/22/16	1,080,000	1,044,900
Marathon Petroleum Corp., 3.50%, 3/1/16	985,000	1,009,840
Newfield Exploration Co., 6.875%, 2/1/20	1,000,000	1,020,000
Peabody Energy Corp., 7.375%, 11/1/16	590,000	609,175
Peabody Energy Corp., 6.00%, 11/15/18	390,000	355,875
Petrobras Global Finance BV, 2.00%, 5/20/16	1,000,000	957,650
Petrobras Global Finance BV, 3.25%, 3/17/17	1,000,000	945,000
Petrobras International Finance Co. SA, 2.875%, 2/6/15	1,000,000	995,994
Phillips 66, 1.95%, 3/5/15	1,000,000	1,002,598
Range Resources Corp., 6.75%, 8/1/20	870,000	909,150
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 3/15/20	1,250,000	1,303,125
		15,643,553
Pharmaceuticals — 2.0%
AbbVie, Inc., 1.75%, 11/6/17	1,000,000	1,002,937
Mylan, Inc., 1.80%, 6/24/16	1,000,000	1,006,624
Mylan, Inc., 1.35%, 11/29/16	690,000	687,127
Mylan, Inc., 7.875%, 7/15/20(1)	2,000,000	2,130,666
Perrigo Co. plc, 1.30%, 11/8/16	1,500,000	1,494,534

Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	500,000	533,135
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	999,539
		7,854,562
Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp., 4.625%, 4/1/15	600,000	605,417
HCP, Inc., 3.75%, 2/1/16	600,000	616,911
HCP, Inc., 6.00%, 1/30/17	900,000	982,553
Health Care REIT, Inc., 3.625%, 3/15/16	650,000	669,311
Hospitality Properties Trust, 5.625%, 3/15/17	1,000,000	1,071,674
Reckson Operating Partnership LP, 6.00%, 3/31/16	800,000	843,719
Ventas Realty LP / Ventas Capital Corp., 3.125%, 11/30/15	1,200,000	1,224,693
		6,014,278
Road and Rail — 0.2%
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(1)	620,000	628,834
Semiconductors and Semiconductor Equipment — 0.4%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)	660,000	668,250
NXP BV / NXP Funding LLC, 3.75%, 6/1/18(1)	1,000,000	1,005,000
		1,673,250
Software†
Adobe Systems, Inc., 3.25%, 2/1/15	100,000	100,193
Specialty Retail — 1.2%
Hertz Corp. (The), 4.25%, 4/1/18	390,000	390,000
Hertz Corp. (The), 6.75%, 4/15/19	1,160,000	1,200,600
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	1,335,000	1,425,112
United Rentals North America, Inc., 5.75%, 7/15/18	1,380,000	1,445,550
		4,461,262
Technology Hardware, Storage and Peripherals — 0.8%
Dell, Inc., 2.30%, 9/10/15	210,000	210,462
Dell, Inc., 3.10%, 4/1/16	445,000	448,338
Hewlett-Packard Co., 2.65%, 6/1/16	1,500,000	1,529,304
Seagate HDD Cayman, 6.875%, 5/1/20	1,000,000	1,052,500
		3,240,604
Textiles, Apparel and Luxury Goods — 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	1,001,000	1,066,065
Tobacco — 0.2%
Altria Group, Inc., 4.125%, 9/11/15	800,000	818,411
Wireless Telecommunication Services — 1.1%
America Movil SAB de CV, 2.375%, 9/8/16	1,000,000	1,015,175
Sprint Communications, 6.00%, 12/1/16	1,500,000	1,571,850
T-Mobile USA, Inc., 6.46%, 4/28/19	1,500,000	1,563,750
		4,150,775
TOTAL CORPORATE BONDS (Cost $209,249,910)		208,195,208
U.S. TREASURY SECURITIES — 13.8%
U.S. Treasury Notes, 0.375%, 11/15/15(2)	1,400,000	1,401,422
U.S. Treasury Notes, 0.625%, 12/15/16	5,800,000	5,796,717
U.S. Treasury Notes, 0.875%, 2/28/17	5,500,000	5,513,536
U.S. Treasury Notes, 0.75%, 3/15/17	3,300,000	3,298,970
U.S. Treasury Notes, 0.875%, 5/15/17	7,200,000	7,202,246

U.S. Treasury Notes, 0.50%, 7/31/17	6,000,000	5,931,564
U.S. Treasury Notes, 0.875%, 1/31/18	24,300,000	24,099,720
TOTAL U.S. TREASURY SECURITIES (Cost $53,267,437)		53,244,175
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 12.9%
Private Sponsor Collateralized Mortgage Obligations — 9.8%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	491,975	509,696
Banc of America Mortgage Securities, Inc., Series 2003-L, Class 2A2, VRN, 2.77%, 1/1/15	767,812	771,065
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	90,794	91,919
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	290,066	302,976
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	513,708	479,120
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.66%, 1/1/15	320,492	321,390
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 1/1/15	1,016,064	1,015,587
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 1/1/15	983,633	977,836
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	848,854	831,911
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	353,553	374,388
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	270,177	283,908
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	9,063	8,896
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.47%, 1/1/15	33,965	33,949
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.12%, 1/1/15	650,080	626,219
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 1/1/15	1,139,006	993,014
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.65%, 1/1/15	381,747	380,031
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.58%, 1/1/15	273,961	273,683
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 1/1/15	1,058,814	1,065,650
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	111,712	112,708
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 1/1/15	855,917	839,571
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.64%, 1/1/15	645,899	659,443
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	179,673	189,193
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 1/1/15	1,020,514	1,003,479
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	1,024,000	1,025,528
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.43%, 1/1/15	459,488	457,859
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 1/1/15	407,133	407,540
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 1/1/15	757,188	753,978
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34	238,707	255,321
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 1/1/15	247,645	248,777
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-H, Class A1, VRN, 2.62%, 1/1/15	384,553	388,102
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 1/1/15	583,529	596,249
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 1/1/15	977,531	985,167
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	324,271	314,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	54,404	55,665
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 1/1/15	583,479	594,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 1/1/15	765,922	781,059
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 1/1/15	877,010	882,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 1/1/15	48,955	49,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.59%, 1/1/15	549,964	562,542
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 1/1/15	840,147	848,980
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	270,339	278,212
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	602,951	596,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	74,268	74,371
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	773,619	777,645

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	722,045	725,802
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.57%, 1/1/15	1,146,236	1,115,089
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 1/1/15	1,010,737	990,130
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.61%, 1/1/15	435,954	422,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.61%, 1/1/15	435,954	422,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 1/1/15	1,021,338	990,148
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.51%, 1/1/15	416,332	389,895
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.62%, 1/1/15	258,712	245,214
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	196,163	182,133
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 1/1/15	1,277,610	1,197,539
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.47%, 1/1/15	931,741	912,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 1/1/15	835,532	828,892
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR3, Class A1, VRN, 2.63%, 1/1/15	598,458	574,618
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 1/1/15	1,506,537	1,450,211
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	194,491	191,746
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	523,308	517,515
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	378,766	391,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	901,930	937,941
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	179,298	185,940
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	367,906	366,930
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	470,437	487,546
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	63,365	65,525
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	919,865	911,575
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	171,333	181,119
		37,764,146
U.S. Government Agency Collateralized Mortgage Obligations — 3.1%
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	377,599	391,000
FHLMC, Series 2899, Class HA SEQ, 4.00%, 5/15/19	52,320	52,675
FHLMC, Series 3831, Class CG, 3.00%, 10/15/18	518,203	532,475
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	286,972	297,748
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	1,593,582	1,654,493
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	359,635	373,447
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	876,829	910,499
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	895,868	932,435
FNMA, Series 2006-60, Class KF, VRN, 0.47%, 1/25/15	1,577,914	1,584,120
FNMA, Series 2009-33, Class FB, VRN, 0.99%, 1/25/15	2,123,433	2,165,041
FNMA, Series 2009-87, Class HF, VRN, 1.02%, 1/25/15	838,496	852,756
FNMA, Series 2010-50, Class AB SEQ, 2.50%, 1/25/24	197,468	198,552
FNMA, Series 2011-3, Class EL, 3.00%, 5/25/20	373,682	384,232
FNMA, Series 2014-M3, Class ASQ2, 0.56%, 3/25/16	1,887,901	1,887,010
		12,216,483
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $49,455,437)		49,980,629
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 6.9%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class B, VRN, 1.26%, 1/15/15(1)	1,625,000	1,624,687
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 1/1/15	912,521	928,352
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 1/1/15	450,000	463,787
BBCMS Trust, Series 2013-TYSN, Class A2 SEQ, 3.76%, 9/5/32(1)	1,400,000	1,486,601
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.11%, 1/15/15(1)	2,775,000	2,786,565
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 1/15/15(1)	1,675,000	1,669,496

GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	488,245	490,387
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	794,138	795,086
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)	1,458,000	1,544,449
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(1)	2,584,179	2,555,551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.11%, 1/15/15(1)	2,350,000	2,358,143
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, SEQ, 4.57%, 1/15/31	111,132	112,824
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 1/11/15	700,000	713,592
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/15	600,000	618,976
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	620,000	635,310
Morgan Stanley Capital I Trust, Series 2005-T19, Class A4A SEQ, 4.89%, 6/12/47	1,849,530	1,865,690
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, VRN, 3.35%, 1/1/15(1)	975,000	1,010,181
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(1)	1,000,000	1,018,282
VNDO Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(1)	800,000	848,359
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/15(1)	655,000	669,266
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ, VRN, 5.16%, 1/1/15	2,500,000	2,558,993
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,811,329)		26,754,577
ASSET-BACKED SECURITIES(3) — 4.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A SEQ, 3.15%, 3/20/17(1)	975,000	997,589
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	750,000	743,221
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	450,000	461,844
CenterPoint Energy Transition Bond Co. LLC, Series 2009-1, Class A1 SEQ, 1.83%, 2/15/16	345,462	345,941
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A1 SEQ, 0.90%, 4/15/18	506,101	506,966
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.41%, 1/15/15	1,225,000	1,217,893
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.58%, 1/7/15(1)	1,350,000	1,349,855
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1 SEQ, 2.12%, 2/1/16	75,706	75,804
Enterprise Fleet Financing LLC, Series 2012-2, Class A2 SEQ, 0.72%, 4/20/18(1)	710,995	711,322
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(1)	647,528	647,440
Hertz Fleet Lease Funding LP, Series 2013-3, Class A, VRN, 0.71%, 1/10/15(1)	1,000,000	1,000,571
Hertz Fleet Lease Funding LP, Series 2014-1, Class B, VRN, 0.91%, 1/10/15(1)	1,000,000	1,000,682
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.31%, 1/10/15(1)	1,000,000	1,001,091
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(1)	340,857	343,004
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	1,131,616	1,120,873
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	798,788	786,433
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	975,000	974,804
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	1,493,011	1,494,500
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)	2,749,747	2,728,772
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(1)	779,167	783,551
TOTAL ASSET-BACKED SECURITIES (Cost $18,351,006)		18,292,156
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 4.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 4.5%
FHLMC, VRN, 1.74%, 1/15/15	334,229	340,288
FHLMC, VRN, 1.84%, 1/15/15	697,955	713,742
FHLMC, VRN, 1.97%, 1/15/15	494,744	510,818
FHLMC, VRN, 1.99%, 1/15/15	633,623	650,207
FHLMC, VRN, 2.09%, 1/15/15	1,139,796	1,151,153
FHLMC, VRN, 2.35%, 1/15/15	734,989	738,076
FHLMC, VRN, 2.375%, 1/15/15	1,141,087	1,222,524
FHLMC, VRN, 2.38%, 1/15/15	212,399	228,031

FHLMC, VRN, 2.40%, 1/15/15	112,930	121,026
FHLMC, VRN, 2.56%, 1/15/15	589,684	625,269
FHLMC, VRN, 2.66%, 1/15/15	896,701	928,958
FHLMC, VRN, 3.29%, 1/15/15	390,031	411,067
FHLMC, VRN, 3.55%, 1/15/15	574,316	611,793
FHLMC, VRN, 3.79%, 1/15/15	891,243	939,461
FHLMC, VRN, 4.06%, 1/15/15	294,020	310,357
FHLMC, VRN, 4.26%, 1/15/15	560,990	588,564
FHLMC, VRN, 5.09%, 1/15/15	416,553	444,055
FHLMC, VRN, 5.37%, 1/15/15	314,598	332,937
FHLMC, VRN, 6.12%, 1/15/15	164,698	175,580
FNMA, VRN, 1.89%, 1/25/15	714,952	760,912
FNMA, VRN, 1.92%, 1/25/15	757,776	798,747
FNMA, VRN, 1.94%, 1/25/15	775,924	828,973
FNMA, VRN, 1.94%, 1/25/15	973,821	1,028,059
FNMA, VRN, 2.19%, 1/25/15	347,927	373,754
FNMA, VRN, 2.20%, 1/25/15	111,234	118,861
FNMA, VRN, 2.33%, 1/25/15	13,184	14,091
FNMA, VRN, 3.04%, 1/25/15	966,451	1,003,892
FNMA, VRN, 3.25%, 1/25/15	192,721	207,127
FNMA, VRN, 3.36%, 1/25/15	860,913	897,657
FNMA, VRN, 5.29%, 1/25/15	365,104	389,910
		17,465,889
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities†
FHLMC, 5.50%, 12/1/36	4,100	4,573
FNMA, 5.00%, 7/1/20	37,055	39,813
FNMA, 5.50%, 7/1/36	6,931	7,757
		52,143
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $17,373,678)		17,518,032
MUNICIPAL SECURITIES — 0.9%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19	1,930,000	1,515,185
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18	365,000	187,402
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18	370,000	189,969
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18	1,870,000	960,058
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.50%, 7/1/18	405,000	357,712
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19	275,000	233,528
TOTAL MUNICIPAL SECURITIES (Cost $4,772,656)		3,443,854
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Brazil — 0.2%
Brazilian Government International Bond, 6.00%, 1/17/17 (Cost $543,156)	$500,000	540,000
TEMPORARY CASH INVESTMENTS — 3.4%
BNP Paribas Finance, Inc., 0.02%, 1/2/15(4)	11,981,000	11,980,920
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $161,405), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $158,086)		158,086
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $648,125), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $633,000)		633,000

SSgA U.S. Government Money Market Fund, Class N	204,433	204,433
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,976,512)		12,976,439
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $392,801,121)		390,945,070
OTHER ASSETS AND LIABILITIES — (1.2)%		(4,647,388)
TOTAL NET ASSETS — 100.0%		$386,297,682

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	350,000	USD	296,242	Deutsche Bank	2/12/15	(11,291)
AUD	718,701	USD	622,371	JPMorgan Chase Bank N.A.	2/12/15	(37,243)
AUD	350,000	USD	290,573	JPMorgan Chase Bank N.A.	2/12/15	(5,622)
USD	1,143,536	AUD	1,350,000	Westpac Group	2/12/15	44,438
CAD	562,959	USD	500,000	Barclays Bank plc	2/12/15	(15,875)
USD	1,007,428	CAD	1,146,691	JPMorgan Chase Bank N.A.	2/12/15	21,314
CHF	728,318	USD	750,000	Barclays Bank plc	2/12/15	(16,982)
CHF	492,815	USD	500,000	Barclays Bank plc	2/12/15	(4,005)
CHF	341,657	USD	350,000	JPMorgan Chase Bank N.A.	2/12/15	(6,138)
CHF	586,541	USD	600,000	JPMorgan Chase Bank N.A.	2/12/15	(9,674)
USD	750,000	CHF	726,071	Barclays Bank plc	2/12/15	19,243
USD	600,000	CHF	587,531	JPMorgan Chase Bank N.A.	2/12/15	8,677
USD	706,980	CHF	680,624	UBS AG	2/12/15	21,964
USD	550,000	CHF	535,824	UBS AG	2/12/15	10,718
CLP	372,000,000	USD	600,000	UBS AG	2/12/15	10,386
USD	105,532	CLP	63,297,950	Barclays Bank plc	2/12/15	1,671
USD	750,000	CLP	462,450,000	Westpac Group	2/12/15	(8,799)
CZK	10,012,991	USD	450,000	Barclays Bank plc	2/12/15	(12,380)
CZK	22,677,269	USD	1,000,000	Barclays Bank plc	2/12/15	(8,885)
CZK	6,648,099	USD	300,000	Deutsche Bank	2/12/15	(9,443)
CZK	7,850,710	USD	350,000	Deutsche Bank	2/12/15	(6,883)
USD	1,010,554	CZK	22,385,762	Barclays Bank plc	2/12/15	32,179
USD	550,000	CZK	12,368,307	Deutsche Bank	2/12/15	9,441
USD	700,000	CZK	16,049,894	Deutsche Bank	2/12/15	(1,464)
EUR	700,000	USD	861,102	Barclays Bank plc	2/12/15	(13,739)
EUR	1,050,000	USD	1,280,570	Barclays Bank plc	2/12/15	(9,526)
EUR	300,000	USD	363,134	Deutsche Bank	2/12/15	22
USD	435,103	EUR	350,000	Barclays Bank plc	2/12/15	11,421
USD	1,392,719	EUR	1,150,000	Barclays Bank plc	2/12/15	624
USD	998,330	EUR	799,958	Deutsche Bank	2/12/15	29,967
GBP	400,000	USD	631,152	Barclays Bank plc	2/12/15	(7,899)
GBP	300,000	USD	467,298	Barclays Bank plc	2/12/15	142
GBP	400,000	USD	627,795	JPMorgan Chase Bank N.A.	2/12/15	(4,542)
GBP	250,000	USD	392,466	JPMorgan Chase Bank N.A.	2/12/15	(2,933)
GBP	200,000	USD	313,148	JPMorgan Chase Bank N.A.	2/12/15	(1,521)
USD	774,760	GBP	500,000	Barclays Bank plc	2/12/15	(4,307)
USD	549,641	GBP	350,128	JPMorgan Chase Bank N.A.	2/12/15	4,095
USD	547,547	GBP	350,000	JPMorgan Chase Bank N.A.	2/12/15	2,200
USD	780,535	GBP	500,000	JPMorgan Chase Bank N.A.	2/12/15	1,468
JPY	52,776,936	USD	450,000	Deutsche Bank	2/12/15	(9,246)
JPY	47,248,240	USD	400,000	JPMorgan Chase Bank N.A.	2/12/15	(5,418)

USD	1,083,664	JPY	125,151,334	JPMorgan Chase Bank N.A.	2/12/15	38,493
USD	400,000	JPY	47,915,680	JPMorgan Chase Bank N.A.	2/12/15	(156)
KRW	363,481,351	USD	327,904	Westpac Group	2/12/15	3,785
KRW	553,250,000	USD	500,000	Westpac Group	2/12/15	4,859
USD	350,000	KRW	383,775,000	Westpac Group	2/12/15	(208)
USD	32,676	NOK	222,221	Barclays Bank plc	2/12/15	2,892
NZD	600,000	USD	469,180	JPMorgan Chase Bank N.A.	2/12/15	(2,847)
NZD	1,750,000	USD	1,352,922	Westpac Group	2/12/15	7,216
USD	768,700	NZD	1,000,000	Barclays Bank plc	2/12/15	(8,522)
USD	706,680	NZD	900,000	Westpac Group	2/12/15	7,181
SEK	3,703,013	USD	500,000	UBS AG	2/12/15	(24,921)
USD	350,000	SEK	2,603,973	Deutsche Bank	2/12/15	15,923
USD	751,829	SEK	5,576,956	JPMorgan Chase Bank N.A.	2/12/15	36,333
SGD	1,119,690	USD	850,000	JPMorgan Chase Bank N.A.	2/12/15	(5,493)
USD	700,000	SGD	907,937	Barclays Bank plc	2/12/15	15,204
USD	450,000	SGD	597,308	UBS AG	2/12/15	(509)
USD	350,000	TWD	11,021,500	UBS AG	2/12/15	1,456
USD	748,566	TWD	22,997,450	Westpac Group	2/12/15	21,294
USD	900,000	TWD	27,855,000	Westpac Group	2/12/15	19,112
						147,247

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
251	U.S. Treasury 2-Year Notes	March 2015	54,867,031	(83,893)

Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
90	U.S. Treasury 5-Year Notes	March 2015	10,703,672	12,688

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar	KRW	-	South Korea Won
CAD	-	Canadian Dollar	MTN	-	Medium Term Note
CHF	-	Swiss Franc	NOK	-	Norwegian Krone
CLP	-	Chilean Peso	NZD	-	New Zealand Dollar
CZK	-	Czech Koruna	SEK	-	Swedish Krona
EUR	-	Euro	SEQ	-	Sequential Payer
FHLMC	-	Federal Home Loan Mortgage Corporation	SGD	-	Singapore Dollar
FNMA	-	Federal National Mortgage Association	TWD	-	Taiwanese Dollar
GBP	-	British Pound	USD	-	United States Dollar
GO	-	General Obligation	VRN	-	Variable Rate Note. Interest reset date is indicated.
JPY	-	Japanese Yen			Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $53,157,347, which represented 13.8% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $65,066.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	208,195,208	—
U.S. Treasury Securities	—	53,244,175	—
Collateralized Mortgage Obligations	—	49,980,629	—
Commercial Mortgage-Backed Securities	—	26,754,577	—
Asset-Backed Securities	—	18,292,156	—
U.S. Government Agency Mortgage-Backed Securities	—	17,518,032	—
Municipal Securities	—	3,443,854	—
Sovereign Governments and Agencies	—	540,000	—
Temporary Cash Investments	204,433	12,772,006	—
	204,433	390,740,637	—
Other Financial Instruments
Futures Contracts	12,688	—	—
Forward Foreign Currency Exchange Contracts	—	403,718	—
	12,688	403,718	—
Liabilities
Other Financial Instruments
Futures Contracts	(83,893)	—	—
Forward Foreign Currency Exchange Contracts	—	(256,471)	—
	(83,893)	(256,471)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$392,804,765
Gross tax appreciation of investments	$1,886,586
Gross tax depreciation of investments	(3,746,281)
Net tax appreciation (depreciation) of investments	$(1,859,695)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Inflation Protection Bond Fund
December 31, 2014

Short Duration Inflation Protection Bond - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 76.4%
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16(1)	92,674,973	92,414,371
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	16,666,097	17,378,306
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17	50,405,991	52,910,564
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	70,131,578	70,211,037
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	51,171,890	54,891,831
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	158,870,712	158,374,241
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	38,530,450	40,378,717
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	92,490,969	99,532,584
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	158,501,060	156,971,841
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	123,132,958	132,348,721
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	27,334,722	28,731,362
TOTAL U.S. TREASURY SECURITIES (Cost $924,054,979)		904,143,575
CORPORATE BONDS — 6.5%
Aerospace and Defense†
L-3 Communications Corp., 5.20%, 10/15/19	200,000	219,897
Automobiles — 0.2%
American Honda Finance Corp., 2.125%, 10/10/18	475,000	478,320
Ford Motor Credit Co. LLC, 5.625%, 9/15/15	930,000	959,883
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	300,000	326,218
Nissan Motor Acceptance Corp., 2.65%, 9/26/18(2)	390,000	397,479
		2,161,900
Banks — 0.2%
Bank of America Corp., 6.50%, 8/1/16	390,000	420,416
Bank of America Corp., 2.00%, 1/11/18	600,000	599,980
Citigroup, Inc., 5.50%, 2/15/17	650,000	699,128
Citigroup, Inc., 2.55%, 4/8/19	250,000	251,897
Wells Fargo Bank N.A., MTN, 5.60%, 3/15/16	500,000	527,583
		2,499,004
Building Products — 0.1%
Masco Corp., 6.125%, 10/3/16	750,000	799,125
Chemicals — 0.1%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	200,000	178,500
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	436,728
		615,228
Consumer Finance — 0.2%
CIT Group, Inc., 5.00%, 5/15/17	1,500,000	1,560,000
HSBC Finance Corp., 5.50%, 1/19/16	300,000	313,782
		1,873,782
Containers and Packaging — 0.3%
Ball Corp., 6.75%, 9/15/20	2,610,000	2,727,450
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21	437,000	462,128
		3,189,578

Diversified Financial Services — 0.1%
General Electric Capital Corp., 2.25%, 11/9/15	950,000	963,363
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500,000	501,250
MUFG Union Bank N.A., 2.625%, 9/26/18	390,000	396,093
		1,860,706
Diversified Telecommunication Services — 0.2%
AT&T, Inc., 5.50%, 2/1/18	500,000	552,339
Verizon Communications, Inc., 3.65%, 9/14/18	500,000	528,638
Windstream Corp., 7.875%, 11/1/17	1,100,000	1,194,875
		2,275,852
Electric Utilities†
AES Corp. (The), 7.75%, 10/15/15	120,000	125,400
AES Corp. (The), 8.00%, 10/15/17	4,000	4,500
		129,900
Electronic Equipment, Instruments and Components†
Jabil Circuit, Inc., 7.75%, 7/15/16	470,000	505,838
Food and Staples Retailing — 0.2%
Dollar General Corp., 4.125%, 7/15/17	1,160,000	1,197,119
Walgreen Co., 1.00%, 3/13/15	750,000	750,754
		1,947,873
Food Products†
Big Heart Pet Brands, 7.625%, 2/15/19	588,000	579,180
Gas Utilities — 0.2%
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	400,000	435,520
Kinder Morgan, Inc., 7.25%, 6/1/18	200,000	226,801
Magellan Midstream Partners LP, 6.55%, 7/15/19	270,000	315,811
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 6.75%, 11/1/20	1,120,000	1,170,400
TransCanada PipeLines Ltd., 0.875%, 3/2/15	450,000	450,255
		2,598,787
Health Care Equipment and Supplies — 0.2%
Biomet, Inc., 6.50%, 8/1/20	1,515,000	1,624,838
Mallinckrodt International Finance SA, 3.50%, 4/15/18	500,000	485,625
		2,110,463
Health Care Providers and Services — 0.5%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,520,000	1,577,000
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	1,515,000	1,611,581
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	666,000	680,569
HCA, Inc., 7.69%, 6/15/25	100,000	113,000
Tenet Healthcare Corp., 6.25%, 11/1/18	1,370,000	1,491,587
		5,473,737
Hotels, Restaurants and Leisure — 0.1%
Carnival Corp., 1.20%, 2/5/16	350,000	349,950
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	350,000	374,580
		724,530
Household Durables — 0.2%
Lennar Corp., 4.75%, 12/15/17	1,435,000	1,478,050
Toll Brothers Finance Corp., 4.00%, 12/31/18	1,480,000	1,487,400
		2,965,450

Household Products — 0.1%
Spectrum Brands, Inc., 6.75%, 3/15/20	980,000	1,026,550
Industrial Conglomerates — 0.1%
Bombardier, Inc., 5.75%, 3/15/22(2)	1,220,000	1,241,350
Insurance — 0.1%
American International Group, Inc., 4.125%, 2/15/24	20,000	21,331
International Lease Finance Corp., 4.875%, 4/1/15	930,000	938,486
Lincoln National Corp., 6.25%, 2/15/20	120,000	139,391
XLIT Ltd., 2.30%, 12/15/18	100,000	100,159
		1,199,367
IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	930,000	987,340
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	280,000	286,818
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	400,000	397,985
		684,803
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	920,000	958,410
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 3.55%, 3/15/15	400,000	402,406
Discovery Communications LLC, 3.70%, 6/1/15	500,000	505,772
DISH DBS Corp., 7.125%, 2/1/16	1,080,000	1,138,050
Univision Communications, Inc., 6.875%, 5/15/19(2)	1,030,000	1,075,062
		4,079,700
Metals and Mining — 0.1%
Barrick Gold Corp., 2.90%, 5/30/16	470,000	477,117
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(2)	755,000	724,328
Rio Tinto Finance USA plc, 1.375%, 6/17/16	230,000	231,149
		1,432,594
Multi-Utilities — 0.4%
CMS Energy Corp., 8.75%, 6/15/19	615,000	770,677
Dominion Gas Holdings LLC, 1.05%, 11/1/16	480,000	479,453
DPL, Inc., 6.50%, 10/15/16	230,000	243,225
GenOn Energy, Inc., 7.875%, 6/15/17	1,525,000	1,525,000
NRG Energy, Inc., 7.625%, 1/15/18	1,140,000	1,254,000
Sempra Energy, 6.50%, 6/1/16	130,000	139,681
		4,412,036
Multiline Retail†
Macy's Retail Holdings, Inc., 5.90%, 12/1/16	257,000	279,058
Oil, Gas and Consumable Fuels — 0.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	630,000	201,600
Anadarko Petroleum Corp., 5.95%, 9/15/16	380,000	406,634
BP Capital Markets plc, 0.70%, 11/6/15	230,000	230,132
Chesapeake Energy Corp., 6.125%, 2/15/21	1,400,000	1,477,000
Denbury Resources, Inc., 6.375%, 8/15/21	850,000	811,750
Marathon Petroleum Corp., 3.50%, 3/1/16	200,000	205,044
Newfield Exploration Co., 6.875%, 2/1/20	500,000	510,000
Peabody Energy Corp., 7.375%, 11/1/16	1,450,000	1,497,125
Peabody Energy Corp., 6.50%, 9/15/20	835,000	728,537
Petroleos Mexicanos, 6.00%, 3/5/20	250,000	281,875

SandRidge Energy, Inc., 8.75%, 1/15/20	250,000	172,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 3/15/20	1,000,000	1,042,500
		7,564,697
Pharmaceuticals — 0.2%
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(2)	1,155,000	1,217,081
Mylan, Inc., 1.35%, 11/29/16	300,000	298,751
Perrigo Co. plc, 1.30%, 11/8/16	500,000	498,178
		2,014,010
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 4.625%, 4/1/15	600,000	605,417
HCP, Inc., 3.75%, 2/1/16	600,000	616,911
HCP, Inc., 6.00%, 1/30/17	75,000	81,879
Health Care REIT, Inc., 3.625%, 3/15/16	350,000	360,398
Hospitality Properties Trust, 5.625%, 3/15/17	500,000	535,837
		2,200,442
Road and Rail†
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.50%, 3/15/16(2)	210,000	212,992
Semiconductors and Semiconductor Equipment — 0.1%
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(2)	1,455,000	1,473,188
Specialty Retail — 0.4%
Hertz Corp. (The), 6.75%, 4/15/19	1,525,000	1,578,375
Home Depot, Inc. (The), 2.25%, 9/10/18	230,000	234,588
Rent-A-Center, Inc., 6.625%, 11/15/20	1,620,000	1,563,300
United Rentals North America, Inc., 5.75%, 7/15/18	1,395,000	1,461,262
		4,837,525
Technology Hardware, Storage and Peripherals — 0.2%
Dell, Inc., 2.30%, 9/10/15	550,000	551,210
Dell, Inc., 3.10%, 4/1/16	1,485,000	1,496,137
Hewlett-Packard Co., 2.65%, 6/1/16	600,000	611,722
		2,659,069
Textiles, Apparel and Luxury Goods — 0.2%
Hanesbrands, Inc., 6.375%, 12/15/20	390,000	415,350
L Brands, Inc., 6.90%, 7/15/17	1,050,000	1,160,250
Polymer Group, Inc., 7.75%, 2/1/19	1,017,000	1,058,951
		2,634,551
Wireless Telecommunication Services — 0.5%
Sprint Communications, 6.00%, 12/1/16	2,600,000	2,724,540
T-Mobile USA, Inc., 6.46%, 4/28/19	2,630,000	2,741,775
		5,466,315
TOTAL CORPORATE BONDS (Cost $77,268,900)		76,936,417
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 6.4%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	166,831	175,478
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	136,190	137,878
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	1,087,748	1,136,161
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	748,546	698,146
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.66%, 1/1/15	1,041,600	1,044,518
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 1/1/15	2,806,033	2,804,714
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.18%, 1/1/15	1,092,925	1,086,485

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	1,152,016	1,129,022
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	1,237,436	1,310,358
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.12%, 1/1/15	1,083,467	1,043,698
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 1/1/15	1,442,741	1,257,818
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	1,833,141	1,902,070
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.67%, 1/1/15	1,262,999	1,271,153
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3 SEQ, 4.75%, 11/25/19	141,110	142,368
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.53%, 1/1/15	2,099,374	2,059,281
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.63%, 1/1/15	1,476,518	1,503,897
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	273,247	287,724
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.47%, 1/1/15	408,206	401,392
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, VRN, 2.43%, 1/1/15	957,268	953,873
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.49%, 1/1/15	221,006	222,515
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 1/1/15(2)	1,437,296	1,494,738
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 1/1/15(2)	3,628,004	3,683,309
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.39%, 1/1/15	3,358,844	3,362,207
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 1/26/15	1,092,008	1,064,274
Wells Fargo Mortgage Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	1,167,768	1,151,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.61%, 1/1/15	534,587	538,763
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	1,747,057	1,782,940
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	154,144	157,719
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 1/1/15	2,946,568	3,000,774
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 1/1/15	2,631,030	2,683,027
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.61%, 1/1/15	1,754,020	1,764,323
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.59%, 1/1/15	945,250	966,870
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 1/1/15	1,311,267	1,325,052
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	1,501,347	1,545,070
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	2,672,078	2,645,647
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	1,426,188	1,486,829
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	2,578,730	2,592,150
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	1,054,717	1,096,906
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.62%, 1/1/15	2,249,669	2,132,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	620,528	576,147
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.61%, 1/1/15	2,228,085	2,210,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	388,982	383,493
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	822,342	813,238
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	2,547,454	2,632,156
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	541,158	562,764
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	322,736	334,691
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	2,610,029	2,603,105
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	752,700	780,074
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-2, Class 3A2, 5.25%, 3/25/37	2,578,984	2,646,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	133,579	138,134
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	2,967,419	2,940,677
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.08%, 1/1/15	426,941	426,549
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	1,070,834	1,131,993
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 1/1/15(2)	2,360,918	2,420,328
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,730,216)		75,642,619

SOVEREIGN GOVERNMENTS AND AGENCIES — 5.2%
Germany — 5.2%
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18 (Cost $69,696,675)	EUR	49,498,477	61,714,547
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 2.0%
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 0.96%, 1/15/15(2)		$4,775,000	4,759,310
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39		1,048,257	1,052,855
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)		3,128,000	3,267,975
Irvine Core Office Trust, Series 2013-IRV, Class A1 SEQ, 2.07%, 5/15/48(2)		4,843,613	4,789,953
JPMorgan Chase Commercial Mortgage Securities Trust 2014-CBM, Series 2014-CBM, Class B, VRN, 1.56%, 10/15/29(2)		3,700,000	3,710,704
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 1/11/15		825,000	851,092
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(2)		2,750,000	2,800,276
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/15(2)		2,200,000	2,247,916
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $23,228,828)			23,480,081
ASSET-BACKED SECURITIES(3) — 1.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A SEQ, 2.10%, 3/20/19(2)		2,500,000	2,502,892
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.41%, 1/15/15		3,200,000	3,181,435
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)		1,743,346	1,743,108
Hertz Fleet Lease Funding LP, Series 2014-1, Class C, VRN, 1.31%, 1/12/15(2)		2,390,000	2,392,609
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)		1,005,528	1,011,862
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)		3,306,093	3,274,708
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)		2,085,417	2,097,150
TOTAL ASSET-BACKED SECURITIES (Cost $16,253,138)			16,203,764
MUNICIPAL SECURITIES — 0.8%
Puerto Rico Aqueduct & Sewer Authority Rev., Series 2012 A, (Senior Lien), 5.00%, 7/1/19		3,120,000	2,449,418
Puerto Rico Electric Power Authority Rev., Series 2007 TT, 5.00%, 7/1/18		605,000	310,625
Puerto Rico Electric Power Authority Rev., Series 2008 WW, 5.50%, 7/1/20		1,380,000	701,716
Puerto Rico Electric Power Authority Rev., Series 2010 DDD, 5.00%, 7/1/20		2,000,000	1,017,020
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.00%, 7/1/18		600,000	308,058
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/18		3,015,000	1,547,901
Puerto Rico Electric Power Authority Rev., Series 2010 ZZ, 5.25%, 7/1/19		1,260,000	642,663
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18		1,705,000	1,505,924
Puerto Rico GO, Series 2008 A, (Public Improvement), 5.50%, 7/1/18		665,000	587,355
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/19		1,025,000	870,420
TOTAL MUNICIPAL SECURITIES (Cost $13,332,852)			9,941,100
TEMPORARY CASH INVESTMENTS — 1.1%
BNP Paribas Finance, Inc., 0.02%, 1/2/15(4) (Cost $13,643,992)		13,644,000	13,643,909
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,212,209,580)			1,181,706,012
OTHER ASSETS AND LIABILITIES — 0.2%			2,204,804
TOTAL NET ASSETS — 100.0%			$1,183,910,816

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,700,000	USD	1,411,355	JPMorgan Chase Bank N.A.	2/12/15	(27,306)
AUD	1,586,952	USD	1,376,513	Westpac Group	2/12/15	(84,501)
USD	2,541,192	AUD	3,000,000	Westpac Group	2/12/15	98,752
CAD	1,238,510	USD	1,100,000	Barclays Bank plc	2/12/15	(34,925)
USD	2,899,904	CAD	3,295,741	UBS AG	2/12/15	65,682
CHF	1,845,071	USD	1,900,000	Barclays Bank plc	2/12/15	(43,022)
CHF	1,379,882	USD	1,400,000	Barclays Bank plc	2/12/15	(11,213)
CHF	1,171,396	USD	1,200,000	JPMorgan Chase Bank N.A.	2/12/15	(21,045)
CHF	1,564,110	USD	1,600,000	JPMorgan Chase Bank N.A.	2/12/15	(25,796)
USD	2,000,000	CHF	1,936,190	Barclays Bank plc	2/12/15	51,315
USD	2,439,721	CHF	2,345,672	Deutsche Bank	2/12/15	78,911
USD	1,500,000	CHF	1,468,829	JPMorgan Chase Bank N.A.	2/12/15	21,692
USD	1,500,000	CHF	1,461,338	UBS AG	2/12/15	29,232
CLP	1,054,000,000	USD	1,700,000	UBS AG	2/12/15	29,428
CLP	627,414,794	USD	1,022,681	UBS AG	2/12/15	6,796
USD	44,322	CLP	26,579,927	UBS AG	2/12/15	709
USD	2,600,000	CLP	1,603,160,000	Westpac Group	2/12/15	(30,503)
CZK	31,151,526	USD	1,400,000	Barclays Bank plc	2/12/15	(38,516)
CZK	61,228,626	USD	2,700,000	Barclays Bank plc	2/12/15	(23,990)
CZK	19,945,701	USD	900,000	Deutsche Bank	2/12/15	(28,269)
CZK	26,916,720	USD	1,200,000	Deutsche Bank	2/12/15	(23,599)
USD	3,408,902	CZK	75,441,185	Barclays Bank plc	2/12/15	111,729
USD	1,500,000	CZK	34,392,630	Deutsche Bank	2/12/15	(3,137)
USD	1,400,000	CZK	31,482,962	Deutsche Bank	2/12/15	24,030
EUR	1,900,000	USD	2,337,276	Barclays Bank plc	2/12/15	(37,292)
EUR	3,400,000	USD	4,146,606	Barclays Bank plc	2/12/15	(30,846)
USD	3,633,180	EUR	3,000,000	Barclays Bank plc	2/12/15	1,627
USD	1,367,465	EUR	1,100,000	Barclays Bank plc	2/12/15	35,896
USD	67,669,122	EUR	54,190,789	Westpac Group	2/12/15	2,070,214
GBP	1,400,000	USD	2,209,033	Barclays Bank plc	2/12/15	(27,646)
GBP	800,000	USD	1,246,128	Barclays Bank plc	2/12/15	379
GBP	1,100,000	USD	1,726,437	JPMorgan Chase Bank N.A.	2/12/15	(12,490)
GBP	1,200,000	USD	1,878,889	JPMorgan Chase Bank N.A.	2/12/15	(9,129)
USD	2,169,328	GBP	1,400,000	Barclays Bank plc	2/12/15	(12,059)
USD	1,564,419	GBP	1,000,000	JPMorgan Chase Bank N.A.	2/12/15	6,285
USD	2,185,497	GBP	1,400,000	JPMorgan Chase Bank N.A.	2/12/15	4,110
USD	1,910,211	GBP	1,214,328	UBS AG	2/12/15	18,126
JPY	129,932,660	USD	1,100,000	JPMorgan Chase Bank N.A.	2/12/15	(14,899)
JPY	131,639,970	USD	1,100,000	JPMorgan Chase Bank N.A.	2/12/15	(641)
USD	3,576,017	JPY	413,270,683	Deutsche Bank	2/12/15	124,689
KRW	1,675,369,153	USD	1,511,384	Westpac Group	2/12/15	17,447
KRW	2,213,000,000	USD	2,000,000	Westpac Group	2/12/15	19,437
USD	1,000,000	KRW	1,112,950,000	Westpac Group	2/12/15	(15,604)
NOK	271,797	USD	39,955	JPMorgan Chase Bank N.A.	2/12/15	(3,527)
NZD	1,800,000	USD	1,410,390	Westpac Group	2/12/15	(11,391)
NZD	5,000,000	USD	3,865,490	Westpac Group	2/12/15	20,618
USD	1,844,880	NZD	2,400,000	Barclays Bank plc	2/12/15	(20,452)
USD	1,963,000	NZD	2,500,000	Westpac Group	2/12/15	19,946
SEK	7,498,475	USD	1,000,000	UBS AG	2/12/15	(37,982)
USD	2,503,666	SEK	18,586,540	Westpac Group	2/12/15	119,103

SGD	2,898,020	USD	2,200,000	JPMorgan Chase Bank N.A.	2/12/15	(14,217)
SGD	944,325	USD	731,725	Westpac Group	2/12/15	(19,483)
USD	2,800,000	SGD	3,631,746	Barclays Bank plc	2/12/15	60,816
USD	1,300,000	TWD	40,937,000	UBS AG	2/12/15	5,406
USD	1,596,372	TWD	49,043,749	Westpac Group	2/12/15	45,410
USD	3,600,000	TWD	111,420,000	Westpac Group	2/12/15	76,448
						2,500,753

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
103	U.S. Treasury 10-Year Notes	March 2015	13,060,078	(57,486)
299	U.S. Treasury 5-Year Notes	March 2015	35,559,977	25,022
147	U.S. Treasury Long Bonds	March 2015	21,250,687	(482,540)
			69,870,742	(515,004)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Implied Credit Spread (%)	Value ($)	Unrealized Appreciation (Depreciation) ($)
CDX North America High Yield 22 Index	11,880,000	Sell*	5.00	6/20/19	3.26	835,262	111,415

* Centrally cleared credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. The fund may attempt to enhance returns by selling protection.

The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

Implied credit spreads for centrally cleared credit default swap agreements on credit indices are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.33	1/22/15	(339,289)
Bank of America N.A.	15,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.15	11/16/16	(694,145)
Bank of America N.A.	19,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.97	12/21/16	(675,073)
Bank of America N.A.	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	5/17/18	(594,169)
Barclays Bank plc	8,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.10	10/23/15	(252,543)
Barclays Bank plc	5,800,000	U.S. CPI Urban Consumers NSA Index	Receive	2.30	1/11/16	(210,839)
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.74	4/25/17	(115,668)
Barclays Bank plc	5,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.35	9/28/17	(249,144)
Barclays Bank plc	12,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.22	5/20/18	(573,640)
Morgan Stanley Capital Services LLC	18,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	10/9/15	(621,664)
Morgan Stanley Capital Services LLC	24,500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(1,048,478)
						(5,374,652)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
GO	-	General Obligation
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,913,668.

(2)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $48,973,838, which represented 4.1% of total net assets.

(3)	Final maturity date indicated, unless otherwise noted.
(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	904,143,575	—
Corporate Bonds	—	76,936,417	—
Collateralized Mortgage Obligations	—	75,642,619	—
Sovereign Governments and Agencies	—	61,714,547	—
Commercial Mortgage-Backed Securities	—	23,480,081	—
Asset-Backed Securities	—	16,203,764	—
Municipal Securities	—	9,941,100	—
Temporary Cash Investments	—	13,643,909	—
	—	1,181,706,012	—
Other Financial Instruments
Futures Contracts	25,022	—	—
Swap Agreements	—	111,415	—
Forward Foreign Currency Exchange Contracts	—	3,164,233	—
	25,022	3,275,648	—
Liabilities
Other Financial Instruments
Futures Contracts	(540,026)	—	—
Swap Agreements	—	(5,374,652)	—
Forward Foreign Currency Exchange Contracts	—	(663,480)	—
	(540,026)	(6,038,132)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,212,350,590
Gross tax appreciation of investments	$3,190,434
Gross tax depreciation of investments	(33,835,012)
Net tax appreciation (depreciation) of investments	$(30,644,578)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Short Duration Strategic Income Fund
December 31, 2014

Short Duration Strategic Income Fund - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 63.8%
Aerospace and Defense — 1.4%
L-3 Communications Corp., 3.95%, 11/15/16		350,000	365,457
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The), 6.50%, 3/1/21		125,000	133,125
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22		125,000	135,625
			268,750
Automobiles — 1.5%
Ford Motor Credit Co. LLC, 6.625%, 8/15/17		250,000	278,877
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		125,000	132,031
			410,908
Banks — 10.8%
Akbank TAS, 3.875%, 10/24/17		65,000	65,947
Banco Bradesco SA, 4.50%, 1/12/17		65,000	67,437
Banco do Brasil SA, 3.875%, 1/23/17		65,000	67,113
Bank of America Corp., 5.75%, 8/15/16		350,000	372,842
Barclays Bank plc, 6.05%, 12/4/17(1)		300,000	330,798
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		65,000	65,853
Citigroup, Inc., 5.50%, 2/15/17		350,000	376,454
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	110,000	152,203
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	150,000	203,469
Corpbanca SA, 3.125%, 1/15/18		$65,000	64,733
Grupo Aval Ltd., 5.25%, 2/1/17		65,000	68,250
HBOS plc, MTN, 6.75%, 5/21/18(1)		300,000	335,099
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	150,000	217,368
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$65,000	68,687
Intesa Sanpaolo SpA, 3.875%, 1/16/18		300,000	312,569
Royal Bank of Scotland plc (The), MTN, 6.93%, 4/9/18	EUR	100,000	139,481
			2,908,303
Capital Markets — 1.4%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		$65,000	67,111
Jefferies Group, Inc., 5.125%, 4/13/18		300,000	316,859
			383,970
Chemicals — 0.5%
INEOS Group Holdings SA, 6.125%, 8/15/18(1)		125,000	120,625
Commercial Services and Supplies — 0.5%
Clean Harbors, Inc., 5.25%, 8/1/20		125,000	126,250
Consumer Finance — 0.9%
Discover Bank, 2.00%, 2/21/18		250,000	249,536
Diversified Financial Services — 3.8%
Ally Financial, Inc., 5.50%, 2/15/17		125,000	131,562
Goldman Sachs Group, Inc. (The), 6.25%, 9/1/17		350,000	389,695
Morgan Stanley, MTN, 5.95%, 12/28/17		350,000	389,200

Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	80,000	120,815
			1,031,272
Diversified Telecommunication Services — 1.8%
Telecom Italia SpA, MTN, 4.50%, 9/20/17	EUR	100,000	130,237
Telefonica Emisiones SAU, 3.99%, 2/16/16		$350,000	360,133
			490,370
Electric Utilities — 0.4%
Atlantic Power Corp., 9.00%, 11/15/18		100,000	99,500
Energy Equipment and Services — 3.1%
Basic Energy Services, Inc., 7.75%, 10/15/22		125,000	96,250
Nabors Industries, Inc., 6.15%, 2/15/18		200,000	208,460
Pacific Drilling V Ltd., 7.25%, 12/1/17(1)		125,000	113,750
Petroleum Geo-Services ASA, 7.375%, 12/15/18(1)		125,000	105,625
Transocean, Inc., 5.05%, 12/15/16		320,000	321,773
			845,858
Food Products — 1.8%
Aramark Services, Inc., 5.75%, 3/15/20		125,000	129,687
Post Holdings, Inc., 7.375%, 2/15/22		125,000	125,313
Tyson Foods, Inc., 6.60%, 4/1/16		220,000	234,636
			489,636
Gas Utilities — 3.3%
Enterprise Products Operating LLC, VRN, 8.375%, 8/1/16		200,000	214,830
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		120,000	132,575
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)		125,000	130,000
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)		125,000	125,937
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)		100,000	99,500
TransCanada PipeLines Ltd., VRN, 6.35%, 5/15/17		200,000	194,500
			897,342
Health Care Equipment and Supplies — 1.4%
Alere, Inc., 7.25%, 7/1/18		125,000	130,625
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18		125,000	136,250
Mallinckrodt International Finance SA, 3.50%, 4/15/18		125,000	121,406
			388,281
Hotels, Restaurants and Leisure — 1.0%
Boyd Gaming Corp., 9.00%, 7/1/20		125,000	128,594
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, 10/15/21		125,000	131,250
			259,844
Household Durables — 0.5%
William Lyon Homes, Inc., 8.50%, 11/15/20		125,000	135,313
Household Products — 0.5%
Spectrum Brands, Inc., 6.625%, 11/15/22		125,000	132,813
Industrial Conglomerates — 2.0%
Bombardier, Inc., 7.50%, 3/15/18(1)		125,000	136,875
HD Supply, Inc., 7.50%, 7/15/20		125,000	131,562
HD Supply, Inc., 11.50%, 7/15/20		125,000	143,750
Schaeffler Finance BV, 7.75%, 2/15/17(1)		125,000	137,500
			549,687
IT Services — 1.7%
Fidelity National Information Services, Inc., 1.45%, 6/5/17		320,000	318,515

First Data Corp., PIK, 8.75%, 1/15/22(1)	125,000	135,000
		453,515
Machinery — 0.5%
Terex Corp., 6.00%, 5/15/21	125,000	128,125
Media — 3.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	125,000	132,812
Embarq Corp., 7.08%, 6/1/16	280,000	301,899
Gray Television, Inc., 7.50%, 10/1/20	125,000	129,375
Lamar Media Corp., 5.875%, 2/1/22	125,000	130,313
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	125,000	130,313
		824,712
Metals and Mining — 2.2%
FMG Resources August 2006 Pty Ltd., 6.00%, 4/1/17(1)	125,000	119,922
Glencore Funding LLC, 1.70%, 5/27/16(1)	350,000	350,752
United States Steel Corp., 7.00%, 2/1/18	125,000	133,125
		603,799
Multi-Utilities — 4.4%
Calpine Corp., 7.875%, 1/15/23(1)	109,000	120,717
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	420,000	444,150
GenOn Energy, Inc., 7.875%, 6/15/17	125,000	125,000
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	320,000	342,607
NRG Energy, Inc., 7.625%, 1/15/18	125,000	137,500
		1,169,974
Oil, Gas and Consumable Fuels — 5.3%
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.75%, 2/1/22	300,000	330,750
Linn Energy LLC / Linn Energy Finance Corp., 6.50%, 5/15/19	125,000	107,500
Linn Energy LLC / Linn Energy Finance Corp., 6.25%, 11/1/19	125,000	106,875
MEG Energy Corp., 6.375%, 1/30/23(1)	125,000	112,187
PBF Holding Co. LLC / PBF Finance Corp., 8.25%, 2/15/20	125,000	126,250
Petrobras Global Finance BV, 3.25%, 3/17/17	65,000	61,425
Petrobras International Finance Co. SA, 3.50%, 2/6/17	300,000	287,223
Sabine Pass LNG LP, 7.50%, 11/30/16(1)	125,000	130,625
SandRidge Energy, Inc., 7.50%, 3/15/21	125,000	80,625
SandRidge Energy, Inc., 7.50%, 2/15/23	125,000	80,625
		1,424,085
Paper and Forest Products — 0.5%
Sappi Papier Holding GmbH, 7.75%, 7/15/17(1)	125,000	134,375
Pharmaceuticals — 4.7%
Actavis, Inc., 1.875%, 10/1/17	320,000	318,994
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	125,000	131,719
Endo Finance LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	125,000	134,375
Mylan, Inc., 1.80%, 6/24/16	350,000	352,318
Perrigo Co. plc, 1.30%, 11/8/16	200,000	199,271
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/21(1)	125,000	131,094
		1,267,771
Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 4.50%, 1/15/18	311,000	330,512
Specialty Retail — 1.6%
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	125,000	131,563

Staples, Inc., 2.75%, 1/12/18	300,000	299,902
		431,465
Technology Hardware, Storage and Peripherals — 1.0%
Seagate HDD Cayman, 3.75%, 11/15/18(1)	250,000	257,187
TOTAL CORPORATE BONDS (Cost $17,795,735)		17,179,235
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 9.8%
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.71%, 1/1/15	91,611	91,544
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 1/1/15	70,151	70,118
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	227,372	222,833
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 1/1/15	129,088	112,542
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.39%, 1/1/15	203,909	208,102
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 0.91%, 1/25/15	240,242	234,140
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 1/1/15	44,350	44,162
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 1/1/15	17,954	18,036
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.62%, 1/1/15	87,529	89,437
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.61%, 1/1/15	248,486	253,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.61%, 1/1/15	131,127	132,505
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 1/1/15	48,582	49,351
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 1/1/15	139,948	137,095
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 1/1/15	192,970	183,139
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	76,285	70,829
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 1/1/15	186,318	174,641
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.47%, 1/1/15	235,387	230,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 1/1/15	200,872	193,362
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	125,509	130,158
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,631,469)		2,645,891
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 9.6%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.06%, 1/15/15(1)	250,000	250,087
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.11%, 1/15/15(1)	175,000	175,729
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/15	75,000	79,868
Commercial Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/15	260,000	288,101
Commercial Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	75,000	79,455
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/15	125,000	133,967
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ SEQ, 4.78%, 7/10/39	105,000	105,539
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/15	250,000	265,082
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.01%, 1/1/15	190,000	206,109
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.11%, 1/15/15(1)	175,000	175,606
JPMorgan Chase Commercial Mortgage Securities Trust 2014-CBM, Series 2014-CBM, Class B, VRN, 1.56%, 1/15/15(1)	75,000	75,217
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class C, VRN, 4.54%, 1/1/15	200,000	211,086
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(1)	200,000	203,657
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AJ, VRN, 5.16%, 1/1/15	330,000	337,787
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,561,000)		2,587,290
MUTUAL FUNDS — 7.5%
Emerging Markets Debt Fund R6 Class(3) (Cost $2,061,263)	206,307	2,013,553

ASSET-BACKED SECURITIES(2) — 5.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	200,000	205,264
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.66%, 1/12/15(1)	200,000	200,378
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	177,508	174,763
MVW Owner Trust, Series 2013-1A, Class A SEQ, 2.15%, 4/22/30(1)	260,788	261,048
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)	192,965	191,493
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	310,750	305,273
TOTAL ASSET-BACKED SECURITIES (Cost $1,351,480)		1,338,219
MUNICIPAL SECURITIES — 1.7%
Illinois GO, 4.35%, 6/1/18	200,000	208,190
Puerto Rico GO, Series 2007 A, (Public Improvement), 5.50%, 7/1/18	165,000	145,735
Puerto Rico GO, Series 2011 D, (Public Improvement), 5.00%, 7/1/20	135,000	111,284
TOTAL MUNICIPAL SECURITIES (Cost $462,077)		465,209
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $22,263), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $21,805)		21,805
SSgA U.S. Government Money Market Fund, Class N	111,813	111,813
TOTAL TEMPORARY CASH INVESTMENTS (Cost $133,618)		133,618
TOTAL INVESTMENT SECURITIES — 97.9% (Cost $26,996,642)		26,363,015
OTHER ASSETS AND LIABILITIES — 2.1%		567,492
TOTAL NET ASSETS — 100.0%		$26,930,507

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	50,749	USD	45,000	JPMorgan Chase Bank N.A.	2/12/15	(1,357)
CAD	29,031	USD	25,000	JPMorgan Chase Bank N.A.	2/12/15	(35)
USD	105,000	CAD	119,763	JPMorgan Chase Bank N.A.	2/12/15	2,008
USD	207,024	CAD	235,283	UBS AG	2/12/15	4,689
EUR	155,000	USD	192,200	Barclays Bank plc	2/12/15	(4,570)
EUR	50,000	USD	62,118	Deutsche Bank	2/12/15	(1,592)
EUR	45,000	USD	56,496	JPMorgan Chase Bank N.A.	2/12/15	(2,022)
EUR	20,000	USD	24,588	JPMorgan Chase Bank N.A.	2/12/15	(377)
USD	104,378	EUR	85,000	JPMorgan Chase Bank N.A.	2/12/15	1,484
USD	24,499	EUR	20,000	JPMorgan Chase Bank N.A.	2/12/15	289
USD	172,012	EUR	140,000	UBS AG	2/12/15	2,539
USD	1,398,880	EUR	1,120,251	Westpac Group	2/12/15	42,796
HUF	19,874,808	USD	80,000	Barclays Bank plc	2/12/15	(4,109)
HUF	13,371,024	USD	54,398	Barclays Bank plc	2/12/15	(3,342)
USD	75,000	HUF	19,398,833	Deutsche Bank	2/12/15	926
USD	54,376	HUF	13,521,000	UBS AG	2/12/15	2,747
IDR	1,169,334,139	USD	94,240	Westpac Group	2/12/15	(759)
USD	88,785	IDR	1,172,405,925	UBS AG	2/12/15	(4,942)
INR	7,812,250	USD	125,000	Barclays Bank plc	2/12/15	(2,320)
INR	4,856,480	USD	77,753	Westpac Group	2/12/15	(1,490)
USD	125,000	INR	7,893,750	UBS AG	2/12/15	1,040
USD	75,468	INR	4,829,952	UBS AG	2/12/15	(379)

JPY	3,496,103	USD	30,000	Deutsche Bank	2/12/15	(803)
JPY	2,982,893	USD	25,000	Deutsche Bank	2/12/15	(89)
JPY	3,543,666	USD	30,000	JPMorgan Chase Bank N.A.	2/12/15	(406)
JPY	22,090,517	USD	185,000	JPMorgan Chase Bank N.A.	2/12/15	(517)
JPY	7,712,497	USD	65,000	UBS AG	2/12/15	(591)
USD	370,589	JPY	42,828,002	Deutsche Bank	2/12/15	12,922
USD	25,000	JPY	3,037,353	JPMorgan Chase Bank N.A.	2/12/15	(366)
USD	110,000	JPY	13,093,520	Westpac Group	2/12/15	653
USD	1,403	KRW	1,554,727	Westpac Group	2/12/15	(16)
MXN	2,259,728	USD	155,000	JPMorgan Chase Bank N.A.	2/12/15	(2,196)
USD	25,000	MXN	370,878	Barclays Bank plc	2/12/15	(79)
USD	105,000	MXN	1,525,484	JPMorgan Chase Bank N.A.	2/12/15	1,846
USD	58,693	MXN	801,341	JPMorgan Chase Bank N.A.	2/12/15	4,506
USD	90,000	MXN	1,241,250	JPMorgan Chase Bank N.A.	2/12/15	6,066
MYR	484,752	USD	140,000	Westpac Banking Corp.	2/12/15	(2,026)
MYR	335,172	USD	99,105	Westpac Group	2/12/15	(3,705)
USD	140,883	MYR	490,400	Westpac Group	2/12/15	1,301
USD	98,735	MYR	332,224	Westpac Group	2/12/15	4,175
PLN	219,863	USD	65,000	UBS AG	2/12/15	(3,009)
PLN	353,876	USD	105,000	Westpac Group	2/12/15	(5,224)
PLN	3,488	USD	1,024	Westpac Group	2/12/15	(40)
USD	165,000	PLN	575,969	UBS AG	2/12/15	2,604
SGD	191,084	USD	148,064	Westpac Group	2/12/15	(3,942)
USD	70,000	SGD	91,447	Barclays Bank plc	2/12/15	1,028
USD	76,355	SGD	100,419	Barclays Bank plc	2/12/15	616
THB	5,403,927	USD	163,422	Westpac Group	2/12/15	515
TRY	192,179	USD	84,086	Barclays Bank plc	2/12/15	(2,547)
TRY	203,477	USD	90,000	Westpac Group	2/12/15	(3,668)
USD	40,000	TRY	94,745	Barclays Bank plc	2/12/15	(199)
USD	130,000	TRY	298,878	Barclays Bank plc	2/12/15	3,191
USD	90,000	TWD	2,834,100	UBS AG	2/12/15	374
USD	75,000	TWD	2,315,250	Westpac Group	2/12/15	1,782
ZAR	597,822	USD	52,706	Deutsche Bank	2/12/15	(1,340)
USD	25,000	ZAR	293,594	Barclays Bank plc	2/12/15	(226)
USD	45,000	ZAR	526,358	JPMorgan Chase Bank N.A.	2/12/15	(225)
						41,589

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
33	U.S. Treasury 10-Year Notes	March 2015	4,184,297	(18,418)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America N.A./ Camden Property Trust	125,000	Buy	1.00	12/20/19	(881)	(469)	(1,350)
Barclays Bank plc/ Staples, Inc.	125,000	Buy	1.00	12/20/19	3,416	(284)	3,132
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	125,000	Buy	1.00	9/20/19	(1,514)	(34)	(1,548)
Deutsche Bank AG/ International Business Machines Corp.	125,000	Buy	1.00	9/20/19	(3,179)	(403)	(3,582)
Deutsche Bank AG/ Union Pacific Corp.	125,000	Buy	1.00	9/20/19	(4,558)	(421)	(4,979)
Goldman Sachs & Co./ Kellogg Co.	125,000	Buy	1.00	12/20/19	(2,252)	(294)	(2,546)
Morgan Stanley & Co./ McDonald's Corp.	125,000	Buy	1.00	9/20/19	(4,617)	916	(3,702)
Morgan Stanley & Co./ Mondelez International, Inc.	125,000	Buy	1.00	9/20/19	(3,179)	(832)	(4,011)
Morgan Stanley & Co./ PepsiCo, Inc.	125,000	Buy	1.00	9/20/19	(3,470)	(254)	(3,723)
Barclays Bank plc/ AES Corp. (The)	125,000	Sell*	5.00	9/20/17	12,727	276	13,003
Barclays Bank plc/ Boyd Gaming Corp.	125,000	Sell*	5.00	9/20/16	8,460	(124)	8,336
Barclays Bank plc/ Calpine Corp.	125,000	Sell*	5.00	9/20/17	10,401	2,464	12,865
Barclays Bank plc/ NRG Energy, Inc.	125,000	Sell*	5.00	9/20/17	11,823	(475)	11,348
Barclays Bank plc/ Parker Drilling Co.	125,000	Sell*	5.00	9/20/17	11,109	(13,613)	(2,504)
Deutsche Bank AG/ J.C. Penny Co., Inc.	125,000	Sell*	5.00	9/20/15	787	1,201	1,988
Deutsche Bank AG/ Realogy Holdings Corp.	125,000	Sell*	5.00	9/20/16	7,965	410	8,375
Morgan Stanley & Co./ Frontier Communications Corp.	125,000	Sell*	5.00	9/20/17	12,147	784	12,931
Morgan Stanley & Co./ HCA, Inc.	125,000	Sell*	5.00	9/20/17	13,275	487	13,762
Morgan Stanley & Co./ Hertz Corp. (The)	125,000	Sell*	5.00	9/20/17	13,165	(1,722)	11,444
Morgan Stanley & Co./ International Lease Finance Corp.	125,000	Sell*	5.00	9/20/17	12,328	(683)	11,645
Morgan Stanley & Co./ Rite Aid Corp.	125,000	Sell*	5.00	9/20/16	9,109	335	9,444
Morgan Stanley & Co./ Windstream Holdings, Inc.	125,000	Sell*	5.00	9/20/17	12,473	(1,663)	10,810
					115,535	(14,398)	101,138

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.
The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PIK	-	Payment in Kind
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $5,810,061, which represented 21.6% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	17,179,235	—
Collateralized Mortgage Obligations	—	2,645,891	—
Commercial Mortgage-Backed Securities	—	2,587,290	—
Mutual Funds	2,013,553	—	—
Asset-Backed Securities	—	1,338,219	—
Municipal Securities	—	465,209	—
Temporary Cash Investments	111,813	21,805	—
	2,125,366	24,237,649	—
Other Financial Instruments
Swap Agreements	—	6,873	—
Forward Foreign Currency Exchange Contracts	—	100,097	—
	—	106,970	—
Liabilities
Other Financial Instruments
Futures Contracts	(18,418)	—	—
Swap Agreements	—	(21,271)	—
Forward Foreign Currency Exchange Contracts	—	(58,508)	—
	(18,418)	(79,779)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,996,642
Gross tax appreciation of investments	$66,046
Gross tax depreciation of investments	(699,673)
Net tax appreciation (depreciation) of investments	$(633,627)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Income Fund
December 31, 2014

Strategic Income Fund - Schedule of Investments
DECEMBER 31, 2014 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 51.9%
Airlines — 0.4%
United Continental Holdings, Inc., 6.375%, 6/1/18		25,000	26,500
Auto Components — 0.4%
Schaeffler Finance BV, 4.75%, 5/15/21(1)		25,000	25,125
Automobiles — 1.3%
General Motors Financial Co., Inc., 3.25%, 5/15/18		35,000	35,132
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		25,000	25,250
Jaguar Land Rover Automotive plc, 5.625%, 2/1/23(1)		25,000	26,406
			86,788
Banks — 6.3%
Akbank TAS, 3.875%, 10/24/17		15,000	15,219
Banco Bradesco SA, 4.50%, 1/12/17		15,000	15,562
Banco do Brasil SA, 3.875%, 1/23/17		15,000	15,488
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	74,324
BBVA Banco Continental SA, 3.25%, 4/8/18(1)		$15,000	15,197
CGG SA, 6.50%, 6/1/21		25,000	19,125
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	20,000	27,673
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	50,000	67,823
Corpbanca SA, 3.125%, 1/15/18		$15,000	14,938
Grupo Aval Ltd., 5.25%, 2/1/17		15,000	15,750
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	50,000	72,456
ICICI Bank Ltd. (Dubai), 4.70%, 2/21/18		$15,000	15,851
Post Holdings, Inc., 6.75%, 12/1/21(1)		50,000	48,625
			418,031
Capital Markets — 0.2%
DBS Bank Ltd., VRN, 3.625%, 9/21/17		15,000	15,487
Commercial Services and Supplies — 1.5%
Envision Healthcare Corp., 5.125%, 7/1/22(1)		50,000	49,750
Pitney Bowes, Inc., 4.625%, 3/15/24		50,000	51,274
			101,024
Consumer Finance — 0.8%
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		50,000	50,875
Diversified Financial Services — 4.1%
Ally Financial, Inc., 5.50%, 2/15/17		25,000	26,312
Ally Financial, Inc., 8.00%, 3/15/20		21,000	24,833
Bank of America Corp., VRN, 5.20%, 6/1/23		35,000	32,419
Citigroup, Inc., 4.00%, 8/5/24		50,000	50,261
Citigroup, Inc., VRN, 5.90%, 2/15/23		35,000	34,300
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.875%, 3/15/19		50,000	50,000
Morgan Stanley, 5.00%, 11/24/25		50,000	53,423
			271,548

Diversified Telecommunication Services — 1.7%
CenturyLink, Inc., 5.625%, 4/1/20	25,000	26,031
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	25,000	27,125
Telecom Italia Capital SA, 7.00%, 6/4/18	25,000	27,875
Telecom Italia Capital SA, 7.18%, 6/18/19	25,000	28,719
		109,750
Energy Equipment and Services — 1.8%
Basic Energy Services, Inc., 7.75%, 10/15/22	50,000	38,500
FTS International, Inc., 6.25%, 5/1/22(1)	25,000	18,625
Hercules Offshore, Inc., 7.50%, 10/1/21(1)	25,000	11,125
Transocean, Inc., 6.50%, 11/15/20	50,000	47,475
		115,725
Gas Utilities — 1.8%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	25,000	24,875
Rockies Express Pipeline LLC, 6.85%, 7/15/18(1)	25,000	26,000
Rockies Express Pipeline LLC, 6.00%, 1/15/19(1)	25,000	25,188
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	44,980
		121,043
Health Care Equipment and Supplies — 1.5%
Hologic, Inc., 6.25%, 8/1/20	50,000	52,250
Mallinckrodt International Finance SA, 3.50%, 4/15/18	50,000	48,563
		100,813
Health Care Providers and Services — 4.8%
Acadia Healthcare Co., Inc., 5.125%, 7/1/22	25,000	24,750
CHS / Community Health Systems, Inc., 5.125%, 8/1/21	50,000	52,125
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	25,000	26,594
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	25,000	26,813
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21(1)	25,000	26,781
HCA, Inc., 8.00%, 10/1/18	25,000	28,687
HCA, Inc., 6.50%, 2/15/20	25,000	28,075
LifePoint Hospitals, Inc., 5.50%, 12/1/21	50,000	51,375
Tenet Healthcare Corp., 4.75%, 6/1/20	25,000	25,500
Tenet Healthcare Corp., 6.00%, 10/1/20	25,000	26,908
		317,608
Hotels, Restaurants and Leisure — 0.4%
Wynn Macau Ltd., 5.25%, 10/15/21(1)	25,000	23,625
Household Durables — 4.3%
D.R. Horton, Inc., 3.625%, 2/15/18	25,000	25,406
D.R. Horton, Inc., 3.75%, 3/1/19	25,000	24,813
KB Home, 7.25%, 6/15/18	50,000	53,500
Lennar Corp., 4.75%, 12/15/17	25,000	25,750
Lennar Corp., 4.125%, 12/1/18	25,000	24,875
Meritage Homes Corp., 7.15%, 4/15/20	50,000	54,000
Toll Brothers Finance Corp., 4.00%, 12/31/18	25,000	25,125
Toll Brothers Finance Corp., 5.625%, 1/15/24	25,000	26,500
TRI Pointe Holdings, Inc., 4.375%, 6/15/19(1)	25,000	24,750
		284,719
Household Products — 0.8%
Spectrum Brands, Inc., 6.625%, 11/15/22	50,000	53,125

Industrial Conglomerates — 1.6%
Bombardier, Inc., 7.50%, 3/15/18(1)	25,000	27,375
Bombardier, Inc., 5.75%, 3/15/22(1)	25,000	25,437
HD Supply, Inc., 5.25%, 12/15/21(1)	50,000	51,000
		103,812
Insurance — 2.6%
International Lease Finance Corp., 4.625%, 4/15/21	50,000	50,969
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(1)	25,000	25,750
Voya Financial, Inc., VRN, 5.65%, 5/15/23	50,000	49,750
XLIT Ltd., VRN, 6.50%, 4/15/17	50,000	47,875
		174,344
Machinery — 0.7%
CNH Industrial Capital LLC, 3.625%, 4/15/18	50,000	49,500
Media — 2.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 7.375%, 6/1/20	50,000	53,125
CSC Holdings LLC, 7.875%, 2/15/18	50,000	56,312
Gannett Co., Inc., 5.125%, 7/15/20	50,000	51,250
		160,687
Metals and Mining — 2.5%
First Quantum Minerals Ltd., 6.75%, 2/15/20(1)	50,000	45,500
First Quantum Minerals Ltd., 7.00%, 2/15/21(1)	25,000	22,625
Newmont Mining Corp., 3.50%, 3/15/22	50,000	47,031
United States Steel Corp., 6.05%, 6/1/17	25,000	26,125
United States Steel Corp., 7.00%, 2/1/18	25,000	26,625
		167,906
Multi-Utilities — 1.8%
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	30,000	31,725
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	30,000	32,119
NRG Energy, Inc., 7.625%, 1/15/18	50,000	55,000
		118,844
Oil, Gas and Consumable Fuels — 2.5%
MEG Energy Corp., 6.375%, 1/30/23(1)	25,000	22,438
MEG Energy Corp., 7.00%, 3/31/24(1)	25,000	22,750
Peabody Energy Corp., 6.50%, 9/15/20	50,000	43,625
Petrobras Global Finance BV, 3.25%, 3/17/17	15,000	14,175
Petrobras International Finance Co. SA, 5.375%, 1/27/21	30,000	27,947
SandRidge Energy, Inc., 7.50%, 2/15/23	50,000	32,250
		163,185
Paper and Forest Products — 0.5%
Domtar Corp., 4.40%, 4/1/22	30,000	30,837
Pharmaceuticals — 1.5%
Endo Finance LLC, 5.75%, 1/15/22(1)	50,000	50,125
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	25,000	26,657
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	25,000	25,250
		102,032
Semiconductors and Semiconductor Equipment — 1.6%
Freescale Semiconductor, Inc., 5.00%, 5/15/21(1)	25,000	25,125
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	25,000	26,187
NXP BV / NXP Funding LLC, 5.75%, 2/15/21(1)	25,000	26,375

NXP BV / NXP Funding LLC, 5.75%, 3/15/23(1)	25,000	26,375
		104,062
Specialty Retail — 1.6%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.50%, 4/1/23	50,000	51,250
Sally Holdings LLC / Sally Capital, Inc., 5.75%, 6/1/22	50,000	52,625
		103,875
Technology Hardware, Storage and Peripherals — 0.5%
Seagate HDD Cayman, 4.75%, 6/1/23	30,000	31,213
TOTAL CORPORATE BONDS (Cost $3,578,332)		3,432,083
COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 14.1%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.36%, 1/1/15	19,642	19,633
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.21%, 1/1/15	106,107	103,989
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 1/1/15	50,116	43,693
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class AS SEQ, 3.21%, 2/15/46	50,000	50,075
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.40%, 1/1/15	10,817	10,771
Wells Fargo Mortgage Backed Securities Trust, Series 2006-7, Class 3A1 SEQ, 6.00%, 6/25/36	43,791	43,163
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.64%, 1/1/15	3,096	3,110
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.36%, 1/1/15	75,781	76,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 1/1/15	104,105	105,751
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR8, Class 2A1, VRN, 2.59%, 1/1/15	36,155	36,470
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	58,279	58,582
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 2A1, VRN, 2.61%, 1/1/15	55,979	54,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 4A1, VRN, 2.61%, 1/1/15	81,641	77,482
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.61%, 1/1/15	57,195	55,448
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.62%, 1/1/15	16,347	15,178
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.49%, 1/1/15	37,358	35,017
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.47%, 1/1/15	78,462	76,833
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.62%, 1/1/15	50,218	48,340
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	16,819	16,774
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $919,301)		931,621
MUTUAL FUNDS — 12.8%
Emerging Markets Debt Fund R6 Class(3) (Cost $865,592)	86,584	845,055
COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 10.4%
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class D, VRN, 2.06%, 1/15/15(1)	50,000	50,017
BLCP Hotel Trust, Series 2014-CLRN, Class C, VRN, 2.11%, 1/15/15(1)	50,000	50,208
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 1/1/15	68,000	72,414
Commercial Mortgage Trust, Series 2014-CR15, Class B, VRN, 4.72%, 1/1/15	65,000	72,025
Commercial Mortgage Trust, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	25,000	26,485
Commercial Mortgage Trust, Series 2014-UBS5, Class B, VRN, 4.51%, 1/1/15	30,000	32,152
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ SEQ, 4.78%, 7/10/39	20,000	20,103
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class B, 4.05%, 4/10/34(1)	50,000	52,965
GS Mortgage Securities Corp. Trust, Series 2012-ALOHA, Class C, VRN, 4.13%, 1/1/15(1)	25,000	26,324
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 1/1/15	60,000	63,620
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, VRN, 5.01%, 1/1/15	37,000	40,137
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class C, VRN, 2.11%, 1/15/15(1)	25,000	25,087
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class AS, 3.48%, 11/15/45	25,000	25,617
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class C, VRN, 4.54%, 1/1/15	40,000	42,217

Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 1/1/15(1)	40,000	40,731
VNDO Mortgage Trust, Series 2013-PENN, Class D, VRN, 3.95%, 1/1/15(1)	50,000	51,089
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $681,922)		691,191
ASSET-BACKED SECURITIES(2) — 4.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B, 3.66%, 2/20/20(1)	50,000	51,316
Hertz Fleet Lease Funding LP, Series 2014-1, Class D, VRN, 1.66%, 1/10/15(1)	50,000	50,095
Hilton Grand Vacations Trust, Series 2014-AA, Class B, 2.07%, 11/25/26(1)	35,502	34,953
Marriott Vacation Club Owner Trust, Series 2012-1A, Class B, 3.50%, 5/20/30(1)	25,262	25,923
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/20/31(1)	48,241	47,873
TAL Advantage V LLC, Series 2014-2A, Class B, 3.97%, 5/20/39(1)	65,917	64,755
TOTAL ASSET-BACKED SECURITIES (Cost $277,159)		274,915
MUNICIPAL SECURITIES — 1.3%
Puerto Rico GO, Series 2014 A, (Public Improvement), 8.00%, 7/1/35 (Cost $88,453)	100,000	87,202
PREFERRED STOCKS — 1.2%
Real Estate Investment Trusts (REITs) — 1.2%
DDR Corp., 6.25%	1,400	35,028
Kimco Realty Corp., 5.625%	1,800	43,470
TOTAL PREFERRED STOCKS (Cost $77,372)		78,498
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 1.00% - 1.25%, 5/31/18 - 1/31/19, valued at $30,438), in a joint trading account at 0.04%, dated 12/31/14, due 1/2/15 (Delivery value $29,812)		29,812
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 2/15/24, valued at $122,188), at 0.00%, dated 12/31/14, due 1/2/15 (Delivery value $119,000)		119,000
SSgA U.S. Government Money Market Fund, Class N	33,369	33,369
TOTAL TEMPORARY CASH INVESTMENTS (Cost $182,181)		182,181
TOTAL INVESTMENT SECURITIES — 98.6% (Cost $6,670,312)		6,522,746
OTHER ASSETS AND LIABILITIES — 1.4%		95,797
TOTAL NET ASSETS — 100.0%		$6,618,543

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	11,278	USD	10,000	JPMorgan Chase Bank N.A.	2/12/15	(302)
CAD	5,770	USD	5,000	UBS AG	2/12/15	(38)
USD	5,000	CAD	5,668	JPMorgan Chase Bank N.A.	2/12/15	126
USD	30,000	CAD	34,218	JPMorgan Chase Bank N.A.	2/12/15	574
USD	41,268	CAD	46,901	UBS AG	2/12/15	935
EUR	40,000	USD	49,600	Barclays Bank plc	2/12/15	(1,179)
EUR	10,000	USD	12,424	Deutsche Bank	2/12/15	(319)
EUR	5,000	USD	6,147	JPMorgan Chase Bank N.A.	2/12/15	(94)
EUR	5,000	USD	6,277	JPMorgan Chase Bank N.A.	2/12/15	(225)
USD	24,559	EUR	20,000	JPMorgan Chase Bank N.A.	2/12/15	349
USD	43,003	EUR	35,000	UBS AG	2/12/15	635
USD	343,612	EUR	275,171	Westpac Group	2/12/15	10,512

HUF	3,646,642	USD	14,836	Barclays Bank plc	2/12/15	(911)
HUF	4,968,702	USD	20,000	Barclays Bank plc	2/12/15	(1,027)
USD	20,000	HUF	5,173,022	Deutsche Bank	2/12/15	247
USD	14,517	HUF	3,609,761	UBS AG	2/12/15	733
IDR	247,975,369	USD	19,985	Westpac Group	2/12/15	(161)
USD	18,705	IDR	246,999,525	UBS AG	2/12/15	(1,041)
INR	1,874,940	USD	30,000	Barclays Bank plc	2/12/15	(557)
INR	1,093,222	USD	17,503	Westpac Group	2/12/15	(335)
USD	25,000	INR	1,578,750	UBS AG	2/12/15	208
USD	21,912	INR	1,402,368	UBS AG	2/12/15	(110)
JPY	5,373,369	USD	45,000	JPMorgan Chase Bank N.A.	2/12/15	(126)
JPY	1,181,222	USD	10,000	JPMorgan Chase Bank N.A.	2/12/15	(135)
JPY	1,779,807	USD	15,000	UBS AG	2/12/15	(136)
USD	82,216	JPY	9,501,512	Deutsche Bank	2/12/15	2,867
USD	30,000	JPY	3,570,960	Westpac Group	2/12/15	178
KRW	177,116	USD	160	Westpac Group	2/12/15	2
MXN	510,261	USD	35,000	JPMorgan Chase Bank N.A.	2/12/15	(496)
USD	13,470	MXN	183,914	JPMorgan Chase Bank N.A.	2/12/15	1,034
USD	30,000	MXN	435,853	JPMorgan Chase Bank N.A.	2/12/15	527
USD	20,000	MXN	275,833	JPMorgan Chase Bank N.A.	2/12/15	1,348
MYR	33,759	USD	10,000	Barclays Bank plc	2/12/15	(391)
MYR	121,188	USD	35,000	Westpac Group	2/12/15	(506)
MYR	67,597	USD	19,987	Westpac Group	2/12/15	(747)
USD	30,276	MYR	101,873	Westpac Group	2/12/15	1,280
USD	34,477	MYR	120,011	Westpac Group	2/12/15	318
PLN	50,738	USD	15,000	UBS AG	2/12/15	(694)
PLN	84,256	USD	25,000	Westpac Group	2/12/15	(1,244)
USD	40,000	PLN	139,629	UBS AG	2/12/15	631
SGD	43,791	USD	33,932	Westpac Group	2/12/15	(904)
USD	15,000	SGD	19,596	Barclays Bank plc	2/12/15	220
USD	18,467	SGD	24,287	Barclays Bank plc	2/12/15	149
THB	1,247,768	USD	37,734	Westpac Group	2/12/15	119
TRY	45,076	USD	19,723	Barclays Bank plc	2/12/15	(597)
TRY	45,217	USD	20,000	Westpac Group	2/12/15	(815)
USD	30,000	TRY	68,972	Barclays Bank plc	2/12/15	736
USD	10,000	TRY	23,686	Barclays Bank plc	2/12/15	(50)
USD	20,000	TWD	629,800	UBS AG	2/12/15	83
USD	20,000	TWD	617,400	Westpac Group	2/12/15	475
ZAR	111,224	USD	9,806	Deutsche Bank	2/12/15	(249)
USD	10,000	ZAR	116,968	JPMorgan Chase Bank N.A.	2/12/15	(50)
						10,847

FUTURES CONTRACTS
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	U.S. Treasury 10-Year Notes	March 2015	253,594	(1,116)

CREDIT DEFAULT SWAP AGREEMENTS
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Bank of America N.A./ Camden Property Trust	25,000	Buy	1.00	12/20/19	(176)	(94)	(270)
Barclays Bank plc/ Staples, Inc.	25,000	Buy	1.00	12/20/19	683	(56)	627
Deutsche Bank AG/ Host Hotels & Resorts, Inc.	25,000	Buy	1.00	9/20/19	(303)	(7)	(310)
Deutsche Bank AG/ International Business Machines Corp.	25,000	Buy	1.00	9/20/19	(636)	(80)	(716)
Deutsche Bank AG/ Union Pacific Corp.	25,000	Buy	1.00	9/20/19	(912)	(84)	(996)
Goldman Sachs & Co./ Kellogg Co.	25,000	Buy	1.00	12/20/19	(450)	(59)	(509)
Morgan Stanley & Co./ McDonald's Corp.	25,000	Buy	1.00	9/20/19	(923)	183	(740)
Morgan Stanley & Co./ Mondelez International, Inc.	25,000	Buy	1.00	9/20/19	(636)	(166)	(802)
Morgan Stanley & Co./ PepsiCo, Inc.	25,000	Buy	1.00	9/20/19	(694)	(51)	(745)
Bank of America N.A./ Ryland Group, Inc. (The)	25,000	Sell*	5.00	9/20/19	2,613	461	3,074
Barclays Bank plc/ AES Corp. (The)	25,000	Sell*	5.00	9/20/17	2,545	55	2,600
Barclays Bank plc/ Boyd Gaming Corp.	25,000	Sell*	5.00	9/20/16	1,692	(25)	1,667
Barclays Bank plc/ Calpine Corp.	25,000	Sell*	5.00	9/20/17	2,080	493	2,573
Barclays Bank plc/ NRG Energy, Inc.	25,000	Sell*	5.00	9/20/17	2,365	(95)	2,270
Barclays Bank plc/ Parker Drilling Co.	25,000	Sell*	5.00	9/20/17	2,222	(2,722)	(500)
Deutsche Bank AG/ J.C. Penny Co., Inc.	25,000	Sell*	5.00	9/20/15	157	241	398
Deutsche Bank AG/ Realogy Holdings Corp.	25,000	Sell*	5.00	9/20/16	1,593	82	1,675
Morgan Stanley & Co./ Frontier Communications Corp.	25,000	Sell*	5.00	9/20/17	2,429	157	2,586
Morgan Stanley & Co./ HCA, Inc.	25,000	Sell*	5.00	9/20/17	2,655	97	2,752
Morgan Stanley & Co./ Hertz Corp. (The)	25,000	Sell*	5.00	9/20/17	2,633	(344)	2,289
Morgan Stanley & Co./ International Lease Finance Corp.	25,000	Sell*	5.00	9/20/17	2,466	(137)	2,329
Morgan Stanley & Co./ Rite Aid Corp.	25,000	Sell*	5.00	9/20/16	1,822	67	1,889
Morgan Stanley & Co./ Windstream Holdings, Inc.	25,000	Sell*	5.00	9/20/17	2,495	(333)	2,162
					25,720	(2,417)	23,303

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.
The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
GO	-	General Obligation
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PLN	-	Polish Zloty
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,393,565, which represented 21.1% of total net assets.

(2)	Final maturity date indicated, unless otherwise noted.
(3)	Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	3,432,083	—
Collateralized Mortgage Obligations	—	931,621	—
Mutual Funds	845,055	—	—
Commercial Mortgage-Backed Securities	—	691,191	—
Asset-Backed Securities	—	274,915	—
Municipal Securities	—	87,202	—
Preferred Stocks	—	78,498	—
Temporary Cash Investments	33,369	148,812	—
	878,424	5,644,322	—
Other Financial Instruments
Swap Agreements	—	1,836	—
Forward Foreign Currency Exchange Contracts	—	24,286	—
	—	26,122	—
Liabilities
Other Financial Instruments
Futures Contracts	(1,116)	—	—
Swap Agreements	—	(4,253)	—
Forward Foreign Currency Exchange Contracts	—	(13,439)	—
	(1,116)	(17,692)	—

3. Federal Tax Information

As of December 31, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,670,312
Gross tax appreciation of investments	$33,260
Gross tax depreciation of investments	(180,826)
Net tax appreciation (depreciation) of investments	$(147,566)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Investment Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 26, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 26, 2015